LOGO (Registered Trademark)Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Growth & Income - CL A	-5.90%	-13.69%	40.70%	53.65%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-11.31%	-18.66%	32.61%	44.81%
S&P 500 ®	-5.68%	-13.85%	34.65%	55.44%
Growth & Income Funds Average	-2.10%	-10.42%	34.24%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,156 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL A	-13.69%	7.07%	8.25%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-18.66%	5.81%	7.07%
S&P 500	-13.85%	6.13%	8.48%
Growth & Income Funds Average	-10.42%	5.80%	n/a *

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $14,481 - a 44.81% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,544 - a 55.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average annual returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL T	-6.06%	-13.94%	39.38%	51.80%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-9.35%	-16.95%	34.51%	46.48%
S&P 500	-5.68%	-13.85%	34.65%	55.44%
Growth & Income Funds Average	-2.10%	-10.42%	34.24%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,156 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL T	-13.94%	6.87%	8.01%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-16.95%	6.11%	7.30%
S&P 500	-13.85%	6.13%	8.48%
Growth & Income Funds Average	-10.42%	5.80%	n/a *

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $14,648 - a 46.48% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,544 - a 55.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average annual returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six month, one year, five year and life of fund total return figures are 5%, 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL B	-6.25%	-14.31%	35.72%	47.67%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-10.94%	-18.60%	33.72%	46.67%
S&P 500	-5.68%	-13.85%	34.65%	55.44%
Growth & Income Funds Average	-2.10%	-10.42%	34.24%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,156 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL B	-14.31%	6.30%	7.46%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-18.60%	5.98%	7.33%
S&P 500	-13.85%	6.13%	8.48%
Growth & Income Funds Average	-10.42%	5.80%	n/a *

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $14,667 - a 46.67% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,544 - a 55.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average annual returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C's contingent deferred sales charges included in the past six month, past one year, five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL C	-6.25%	-14.30%	35.59%	47.53%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-7.18%	-15.16%	35.59%	47.53%
S&P 500	-5.68%	-13.85%	34.65%	55.44%
Growth & Income Funds Average	-2.10%	-10.42%	34.24%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,156 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL C	-14.30%	6.28%	7.44%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-15.16%	6.28%	7.44%
S&P 500	-13.85%	6.13%	8.48%
Growth & Income Funds Average	-10.42%	5.80%	n/a *

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $14,753 - a 47.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,544 - a 55.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average annual returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
Note to shareholders: Louis Salemy became Portfolio Manager of Fidelity Advisor Growth & Income Fund on February 6, 2002.

Q. How did the fund perform, Louis?

A. For the six months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares delivered total returns of -5.90%, -6.06%, -6.25% and -6.25%, respectively. During the same period, the Standard & Poor's 500 Index and the growth & income funds average tracked by Lipper Inc. declined 5.68% and 2.10%, respectively. For the 12 months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -13.69%, -13.94%, -14.31% and -14.30%, respectively, while the S&P 500® index and Lipper average returned -13.85% and -10.42%, respectively.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While maintaining a conservative-type offense proved an appropriate strategy in an uncertain market environment, disappointing security selection slightly hampered relative performance. The fund lost ground by having exposure to a handful of companies, including Tyco International and Adelphia Communications, that were rocked by accounting scandals and credit-quality downgrades. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley Dean Witter - and other transaction-oriented companies, which stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening - which continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holding in Amgen overwhelmed what we gained from underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What strategies worked out favorably for the fund?

A. Having a much smaller exposure to the downturn in technology stocks provided a relative boost versus the index. The fund was also helped by my continuing to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further downside risk. I felt that the earnings expectations and valuations of tech firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. The fund benefited from underweighting companies such as IBM, Cisco and Intel, which were hurt as the market rotated away from large-cap growth stocks. IBM and Intel were no longer held at period end. However, the stocks that I owned because I felt they could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What can you tell us about some of your other moves and how they influenced performance?

A. Holding a defensive, stable-growth component in the fund paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Philip Morris and Gillette. The fund benefited from my decision to place greater emphasis on these names, as well as on defensive financials such as Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Finally, trimming some of the fund's cyclical positions to take profits during the spring increased the fund's cash weighting, which helped shelter us somewhat from weakening equity markets. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively postured than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to transpire. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of May 31, 2002, more than $1.9 billion

Manager: Louis Salemy, since February 2002; joined Fidelity in 1992

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Louis Salemy on his investment approach:

"I try to add value through bottom-up stock selection, focusing on specific companies with improving fundamentals and positive catalysts, such as new products, acquisitions or restructurings. I do my homework to find solid companies whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a more concentrated portfolio, holding larger positions in a smaller number of names I consider my best investment ideas.

"In general, I look for companies that generate excess cash flow and are not reliant on capital markets to fund their growth. That means I favor companies that are self-funding - that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can achieve sales growth in all types of economic environments, a factor that should lead to rising price-to-earnings multiples over time. Finally, I like firms that generate pre-dictable earnings, and I try to avoid those that are less predictable, such as traditional cyclical stocks.

"My investment horizon is approximately one-to-three years. While I consider my horizon fairly long term, I am certainly aware that even if a company's prospects are strong its prospects can change daily or weekly."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Gillette Co.	4.4	1.8
Morgan Stanley Dean Witter & Co.	4.3	1.1
Microsoft Corp.	4.2	4.3
Philip Morris Companies, Inc.	3.8	2.1
Freddie Mac	3.6	0.7
Fannie Mae	3.3	1.1
BellSouth Corp.	3.2	1.2
General Electric Co.	3.1	3.7
Exxon Mobil Corp.	3.1	1.9
Wal-Mart Stores, Inc.	3.0	2.4
	36.0
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	15.1
Consumer Discretionary	16.4	14.2
Consumer Staples	14.2	7.6
Industrials	7.5	10.5
Telecommunication Services	6.8	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks and Equity Futures 83.2%		Stocks and Equity Futures 97.6%
	Bonds 1.6%		Bonds 0.0%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 15.2%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	0.2%	** Foreign investments	1.6%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.4%
Media - 7.0%
Adelphia Communications Corp. Class A	315,600	$ 221
AOL Time Warner, Inc. (a)	6	0
Comcast Corp. Class A (special) (a)	500,700	14,100
E.W. Scripps Co. Class A	115,900	8,888
EchoStar Communications Corp. Class A (a)	1,140,140	28,720
Omnicom Group, Inc.	636,300	54,957
Walt Disney Co.	1,135,700	26,019
		132,905
Multiline Retail - 5.1%
Kohls Corp. (a)	534,700	40,103
Wal-Mart Stores, Inc.	1,065,700	57,654
		97,757
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	818,600	15,848
Home Depot, Inc.	1,333,059	55,575
		71,423
Textiles, Apparel & Lux. Goods - 0.6%
Liz Claiborne, Inc.	371,000	11,364
TOTAL CONSUMER DISCRETIONARY		313,449
CONSUMER STAPLES - 14.2%
Beverages - 1.5%
The Coca-Cola Co.	527,700	29,319
Food & Drug Retailing - 1.3%
Walgreen Co.	669,000	25,596
Food Products - 1.0%
McCormick & Co., Inc. (non-vtg.)	551,800	14,490
Unilever PLC sponsored ADR	116,100	4,307
		18,797
Household Products - 2.2%
Colgate-Palmolive Co.	365,300	19,799
Kimberly-Clark Corp.	353,900	22,975
		42,774
Personal Products - 4.4%
Gillette Co.	2,350,800	83,619
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 3.8%
Philip Morris Companies, Inc.	1,249,100	$ 71,511
TOTAL CONSUMER STAPLES		271,616
ENERGY - 3.1%
Oil & Gas - 3.1%
Exxon Mobil Corp.	1,466,206	58,546
FINANCIALS - 17.1%
Banks - 1.9%
Bank One Corp.	269,500	10,950
Wells Fargo & Co.	473,700	24,822
		35,772
Diversified Financials - 13.4%
Fannie Mae	790,400	63,240
Freddie Mac	1,039,500	68,139
Merrill Lynch & Co., Inc.	1,032,200	42,021
Morgan Stanley Dean Witter & Co.	1,828,000	83,101
		256,501
Insurance - 1.8%
American International Group, Inc.	521,130	34,900
TOTAL FINANCIALS		327,173
HEALTH CARE - 6.7%
Biotechnology - 2.4%
Amgen, Inc. (a)	965,700	45,996
Pharmaceuticals - 4.3%
Allergan, Inc.	179,200	11,308
Bristol-Myers Squibb Co.	166,828	5,192
Johnson & Johnson	209,600	12,859
Pfizer, Inc.	1,518,750	52,549
		81,908
TOTAL HEALTH CARE		127,904
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	171,100	10,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	102,600	$ 12,446
United Technologies Corp.	89,400	6,157
		29,220
Airlines - 0.4%
Southwest Airlines Co.	470,300	8,009
Building Products - 0.5%
American Standard Companies, Inc. (a)	121,300	9,158
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	145,800	9,531
Industrial Conglomerates - 4.6%
General Electric Co.	1,899,400	59,147
Tyco International Ltd.	1,338,216	29,374
		88,521
TOTAL INDUSTRIALS		144,439
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	861,100	13,588
Computers & Peripherals - 0.6%
Dell Computer Corp. (a)	418,900	11,247
Software - 4.2%
Microsoft Corp. (a)	1,596,500	81,278
TOTAL INFORMATION TECHNOLOGY		106,113
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	280,800	12,917
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.3%
BellSouth Corp.	1,827,700	60,826
SBC Communications, Inc.	623,800	21,390
TeraBeam Networks (f)	8,400	2
		82,218
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Nextel Communications, Inc. Class A (a)	3,547,210	$ 17,239
TOTAL TELECOMMUNICATION SERVICES		99,457
TOTAL COMMON STOCKS (Cost $1,449,291)		1,461,614
Nonconvertible Bonds - 1.6%
Ratings (unaudited) (b)			Principal Amount (000s) (d)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	-	GBP	24	16
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Nextel Communications, Inc.:
9.375% 11/15/09	B3		$ 22,500	14,681
9.5% 2/1/11	B3		25,875	16,431
				31,112
TOTAL NONCONVERTIBLE BONDS (Cost $30,430)				31,128
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (e) (Cost $8,179)	-		8,200	8,181
Money Market Funds - 20.2%
	Shares
Fidelity Cash Central Fund, 1.85% (c) (Cost $385,396)	385,395,886	385,396
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.77%, dated 5/31/02 due 6/3/02 (Cost $3,395)	$ 3,396	$ 3,395
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,876,691)		1,889,714
NET OTHER ASSETS - 1.2%		23,297
NET ASSETS - 100%		$ 1,913,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
485 S&P 500 Index Contracts	June 2002	$ 129,434	$ (11,922)
The face value of futures purchased as a percentage of net assets - 6.8%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,181,000.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,170,720,000 and $1,587,715,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,883,618,000. Net unrealized appreciation aggregated $6,096,000, of which $130,679,000 related to appreciated investment securities and $124,583,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $260,785,000 of which $13,634,000, $11,476,000, $18,763,000 and $216,912,000 will expire on November 30, 2006, 2007, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,395) (cost $ 1,876,691) - See accompanying schedule		$ 1,889,714
Cash		1
Receivable for investments sold		33,323
Receivable for fund shares sold		1,225
Dividends receivable		1,480
Interest receivable		1,498
Receivable for daily variation on futures contracts		206
Other receivables		2
Total assets		1,927,449
Liabilities
Payable for investments purchased	$ 8,111
Payable for fund shares redeemed	4,335
Accrued management fee	779
Distribution fees payable	1,039
Other payables and accrued expenses	174
Total liabilities		14,438
Net Assets		$ 1,913,011
Net Assets consist of:
Paid in capital		$ 2,145,503
Undistributed net investment income		318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(233,908)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,098
Net Assets		$ 1,913,011

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,562 ÷ 9,637 shares)	$ 15.00
Maximum offering price per share (100/94.25 of $15.00)	$ 15.92
Class T: Net Asset Value and redemption price per share ($955,965 ÷ 64,233 shares)	$ 14.88
Maximum offering price per share (100/96.50 of $14.88)	$ 15.42
Class B: Net Asset Value and offering price per share ($460,690 ÷ 31,668 shares) A	$ 14.55
Class C: Net Asset Value and offering price per share ($245,875 ÷ 16,890 shares) A	$ 14.56
Institutional Class: Net Asset Value, offering price and redemption price per share ($105,919 ÷ 7,010 shares)	$ 15.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 11,066
Interest		4,026
Security lending		14
Total income		15,106
Expenses
Management fee	$ 5,007
Transfer agent fees	2,751
Distribution fees	6,704
Accounting and security lending fees	218
Non-interested trustees' compensation	3
Custodian fees and expenses	16
Registration fees	65
Audit	17
Legal	9
Miscellaneous	325
Total expenses before reductions	15,115
Expense reductions	(340)	14,775
Net investment income (loss)		331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	53,859
Foreign currency transactions	6
Futures contracts	10,981
Total net realized gain (loss)		64,846
Change in net unrealized appreciation (depreciation) on: Investment securities	(173,819)
Assets and liabilities in foreign currencies	1
Futures contracts	(17,500)
Total change in net unrealized appreciation (depreciation)		(191,318)
Net gain (loss)		(126,472)
Net increase (decrease) in net assets resulting from operations		$ (126,141)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 331	$ 57
Net realized gain (loss)	64,846	(192,668)
Change in net unrealized appreciation (depreciation)	(191,318)	(59,940)
Net increase (decrease) in net assets resulting from operations	(126,141)	(252,551)
Distributions to shareholders from net investment income	(287)	-
Share transactions - net increase (decrease)	(98,952)	(192,739)
Total increase (decrease) in net assets	(225,380)	(445,290)
Net Assets
Beginning of period	2,138,391	2,583,681
End of period (including undistributed net investment income of $318 and undistributed net investment income of $274, respectively)	$ 1,913,011	$ 2,138,391

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	.03	.06	.02	.04	.06	.04
Net realized and unrealized gain (loss)	(.97)	(1.69)	(.85)	3.32	2.79	2.46
Total from invest- ment operations	(.94)	(1.63)	(.83)	3.36	2.85	2.50
Distributions from net investment income	-	-	-	(.01)	(.05)	(.03)
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.03)	-	-
Total distributions	-	-	-	(.05)	(.23)	(.03)
Net asset value, end of period	$ 15.00	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Total Return B,C,D	(5.90)%	(9.28)%	(4.51)%	22.31%	23.24%	25.04%
Ratios to Average Net Assets G
Expenses before expense reductions	1.07% A	1.03%	.99%	1.04%	1.12%	2.46% A
Expenses net of voluntary waivers, if any	1.07% A	1.03%	.99%	1.04%	1.12%	1.50% A
Expenses net of all reductions	1.03% A	1.00%	.98%	1.03%	1.11%	1.50% A
Net investment income (loss)	.41% A	.39%	.09%	.22%	.46%	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 166	$ 180	$ 120	$ 35	$ 7
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	.01	.03	(.03)	-	.04	.03
Net realized and unrealized gain (loss)	(.97)	(1.69)	(.84)	3.32	2.78	2.45
Total from investment operations	(.96)	(1.66)	(.87)	3.32	2.82	2.48
Distributions from net investment income	-	-	-	-	(.03)	(.02)
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.01)	-	-
Total distributions	-	-	-	(.02)	(.21)	(.02)
Net asset value, end of period	$ 14.88	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Total Return B,C,D	(6.06)%	(9.49)%	(4.74)%	22.05%	23.00%	24.83%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.26%	1.23%	1.27%	1.31%	1.59% A
Expenses net of voluntary waivers, if any	1.30% A	1.26%	1.23%	1.27%	1.31%	1.59% A
Expenses net of all reductions	1.27% A	1.24%	1.21%	1.25%	1.30%	1.59% A
Net investment income (loss)	.17% A	.16%	(.14)%	-%	.27%	.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 956	$ 1,070	$ 1,278	$ 999	$ 400	$ 133
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	(.03)	(.06)	(.13)	(.09)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.94)	(1.66)	(.82)	3.30	2.77	2.46
Total from investment operations	(.97)	(1.72)	(.95)	3.21	2.74	2.42
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	(.17)	-
Total distributions	-	-	-	-	(.17)	(.01)
Net asset value, end of period	$ 14.55	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Total Return B,C,D	(6.25)%	(9.98)%	(5.22)%	21.43%	22.39%	24.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.78%	1.75%	1.78%	1.83%	2.29% A
Expenses net of voluntary waivers, if any	1.82% A	1.78%	1.75%	1.78%	1.83%	2.25% A
Expenses net of all reductions	1.79% A	1.76%	1.73%	1.76%	1.82%	2.25% A
Net investment income (loss)	(.35)% A	(.37)%	(.66)%	(.51)%	(.25)%	(.42)% A
Supplemental Data
Net assets, end of period (in millions)	$ 461	$ 523	$ 641	$ 508	$ 158	$ 29
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FFor the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45	$ 12.22
Income from Invest- ment Operations
Net investment income (loss)E	(.02)	(.05)	(.12)	(.08)	(.04)	-
Net realized and unrealized gain (loss)	(.95)	(1.66)	(.83)	3.29	2.76	.23
Total from investment operations	(.97)	(1.71)	(.95)	3.21	2.72	.23
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Total distributions	-	-	-	-	(.19)	-
Net asset value, end of period	$ 14.56	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Total Return B, C, D	(6.25)%	(9.92)%	(5.22)%	21.43%	22.20%	1.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.75%	1.72%	1.76%	1.87%	43.72% A
Expenses net of voluntary waivers, if any	1.80% A	1.75%	1.72%	1.76%	1.87%	2.24% A
Expenses net of all reductions	1.77% A	1.73%	1.71%	1.75%	1.85%	2.24% A
Net investment income (loss)	(.32)% A	(.33)%	(.64)%	(.50)%	(.27)%	.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 281	$ 365	$ 253	$ 60	$ 0.4
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, be- ginning of period	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.06	.12	.08	.09	.11	.07
Net realized and unrealized gain (loss)	(.98)	(1.70)	(.86)	3.33	2.79	2.45
Total from investment operations	(.92)	(1.58)	(.78)	3.42	2.90	2.52
Distributions from net investment income	(.05)	-	-	(.01)	(.09)	(.05)
Distributions in excess of net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.05)	-	-
Total distributions	(.05)	-	-	(.08)	(.27)	(.05)
Net asset value, end of period	$ 15.11	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Total Return B, C	(5.78)%	(8.95)%	(4.23)%	22.71%	23.69%	25.26%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.69%	.69%	.74%	.76%	1.19% A
Expenses net of voluntary waivers, if any	.73% A	.69%	.69%	.74%	.76%	1.19% A
Expenses net of all reductions	.70% A	.67%	.68%	.72%	.75%	1.19% A
Net investment income (loss)	.74% A	.72%	.39%	.53%	.82%	.64% A
Supplemental Data
Net assets, end of period (in millions)	$ 106	$ 98	$ 118	$ 131	$ 97	$ 74
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 201	$ 1
Class T	.25%	.25%	2,615	31
Class B	.75%	.25%	2,529	1,898
Class C	.75%	.25%	1,359	105
			$ 6,704	$ 2,035

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 118	$ 39
Class T	197	44
Class B	777	777*
Class C	9	9*
	$ 1,101	$ 869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 221	.27*
Class T	1,369	.26*
Class B	710	.28*
Class C	349	.26*
Institutional Class	102	.19*
	$ 2,751

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,195 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $340 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	287	-

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2002	Year ended November 30, 2001	Six months ended May 31, 2002	Year ended November 30, 2001
Class A
Shares sold	1,084	3,086	$ 17,230	$ 51,523
Shares redeemed	(1,830)	(2,953)	(28,926)	(48,405)
Net increase (decrease)	(746)	133	$ (11,696)	$ 3,118
Class T
Shares sold	6,810	21,405	$ 107,873	$ 355,804
Shares redeemed	(10,167)	(26,873)	(159,935)	(440,490)
Net increase (decrease)	(3,357)	(5,468)	$ (52,062)	$ (84,686)
Class B
Shares sold	1,446	4,576	$ 22,409	$ 75,396
Shares redeemed	(3,507)	(8,061)	(53,817)	(128,477)
Net increase (decrease)	(2,061)	(3,485)	$ (31,408)	$ (53,081)
Class C
Shares sold	1,449	3,673	$ 22,466	$ 60,477
Shares redeemed	(2,670)	(6,745)	(40,984)	(108,573)
Net increase (decrease)	(1,221)	(3,072)	$ (18,518)	$ (48,096)
Institutional Class
Shares sold	1,746	1,296	$ 27,995	$ 21,444
Reinvestment of distributions	14	-	233	-
Shares redeemed	(837)	(1,912)	(13,496)	(31,438)
Net increase (decrease)	923	(616)	$ 14,732	$ (9,994)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,141,582,261.22	93.922
Against	23,622,587.46	1.943
Abstain	50,257,978.56	4.135
TOTAL	1,215,462,827.24	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,140,051,948.27	93.796
Against	23,976,679.44	1.972
Abstain	51,434,199.53	4.232
TOTAL	1,215,462,827.24	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,137,561,767.19	93.591
Against	25,814,804.86	2.124
Abstain	52,086,255.19	4.285
TOTAL	1,215,462,827.24	100.00
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	926,257,820.66	90.402
Against	32,883,333.45	3.210
Abstain	65,452,240.88	6.388
TOTAL	1,024,593,394.99	100.00
Broker Non-Votes	190,869,432.25
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	923,141,383.95	90.098
Against	36,344,644.16	3.548
Abstain	65,107,366.89	6.354
TOTAL	1,024,593,395.00	100.00
Broker Non-Votes	190,869,432.24

*Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AGAI-SANN-0702 157385
1.704634.104

LOGO (Registered Trademark)Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth & Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Growth & Income - Inst CL	-5.78%	-13.42%	43.18%	56.22%
S&P 500 ®	-5.68%	-13.85%	34.65%	55.44%
Growth & Income Funds Average	-2.10%	-10.42%	34.24%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500SMIndex - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,156 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - Inst CL	-13.42%	7.44%	8.58%
S&P 500	-13.85%	6.13%	8.48%
Growth & Income Funds Average	-10.42%	5.80%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $15,622 - a 56.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,544 - a 55.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average annual returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
Note to shareholders: Louis Salemy became Portfolio Manager of Fidelity Advisor Growth & Income Fund on February 6, 2002.

Q. How did the fund perform, Louis?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares delivered a total return of -5.78%. During the same period, the Standard & Poor's 500 Index and the growth & income funds average tracked by Lipper Inc. declined 5.68% and 2.10%, respectively. For the 12 months that ended May 31, 2002, the fund's Institutional Class shares returned -13.42%, while the S&P 500 index and Lipper average returned -13.85% and -10.42%, respectively.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While maintaining a conservative-type offense proved an appropriate strategy in an uncertain market environment, disappointing security selection slightly hampered relative performance. The fund lost ground by having exposure to a handful of companies, including Tyco International and Adelphia Communications, that were rocked by accounting scandals and credit-quality downgrades. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley Dean Witter - and other transaction-oriented companies, which stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening - which continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holding in Amgen overwhelmed what we gained from underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What strategies worked out favorably for the fund?

A. Having a much smaller exposure to the downturn in technology stocks provided a relative boost versus the index. The fund was also helped by my continuing to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further downside risk. I felt that the earnings expectations and valuations of tech firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. The fund benefited from underweighting companies such as IBM, Cisco and Intel, which were hurt as the market rotated away from large-cap growth stocks. IBM and Intel were no longer held at period end. However, the stocks that I owned because I felt they could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What can you tell us about some of your other moves and how they influenced performance?

A. Holding a defensive, stable-growth component in the fund paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Philip Morris and Gillette. The fund benefited from my decision to place greater emphasis on these names, as well as on defensive financials such as Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Finally, trimming some of the fund's cyclical positions to take profits during the spring increased the fund's cash weighting, which helped shelter us somewhat from weakening equity markets. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively postured than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to transpire. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of May 31, 2002, more than $1.9 billion

Manager: Louis Salemy, since February 2002; joined Fidelity in 1992

3

Louis Salemy on his investment approach:

"I try to add value through bottom-up stock selection, focusing on specific companies with improving fundamentals and positive catalysts, such as new products, acquisitions or restructurings. I do my homework to find solid companies whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a more concentrated portfolio, holding larger positions in a smaller number of names I consider my best investment ideas.

"In general, I look for companies that generate excess cash flow and are not reliant on capital markets to fund their growth. That means I favor companies that are self-funding - that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can achieve sales growth in all types of economic environments, a factor that should lead to rising price-to-earnings multiples over time. Finally, I like firms that generate pre-dictable earnings, and I try to avoid those that are less predictable, such as traditional cyclical stocks.

"My investment horizon is approximately one-to-three years. While I consider my horizon fairly long term, I am certainly aware that even if a company's prospects are strong its prospects can change daily or weekly."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Gillette Co.	4.4	1.8
Morgan Stanley Dean Witter & Co.	4.3	1.1
Microsoft Corp.	4.2	4.3
Philip Morris Companies, Inc.	3.8	2.1
Freddie Mac	3.6	0.7
Fannie Mae	3.3	1.1
BellSouth Corp.	3.2	1.2
General Electric Co.	3.1	3.7
Exxon Mobil Corp.	3.1	1.9
Wal-Mart Stores, Inc.	3.0	2.4
	36.0
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	15.1
Consumer Discretionary	16.4	14.2
Consumer Staples	14.2	7.6
Industrials	7.5	10.5
Telecommunication Services	6.8	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks and Equity Futures 83.2%		Stocks and Equity Futures 97.6%
	Bonds 1.6%		Bonds 0.0%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 15.2%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	0.2%	** Foreign investments	1.6%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.4%
Media - 7.0%
Adelphia Communications Corp. Class A	315,600	$ 221
AOL Time Warner, Inc. (a)	6	0
Comcast Corp. Class A (special) (a)	500,700	14,100
E.W. Scripps Co. Class A	115,900	8,888
EchoStar Communications Corp. Class A (a)	1,140,140	28,720
Omnicom Group, Inc.	636,300	54,957
Walt Disney Co.	1,135,700	26,019
		132,905
Multiline Retail - 5.1%
Kohls Corp. (a)	534,700	40,103
Wal-Mart Stores, Inc.	1,065,700	57,654
		97,757
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	818,600	15,848
Home Depot, Inc.	1,333,059	55,575
		71,423
Textiles, Apparel & Lux. Goods - 0.6%
Liz Claiborne, Inc.	371,000	11,364
TOTAL CONSUMER DISCRETIONARY		313,449
CONSUMER STAPLES - 14.2%
Beverages - 1.5%
The Coca-Cola Co.	527,700	29,319
Food & Drug Retailing - 1.3%
Walgreen Co.	669,000	25,596
Food Products - 1.0%
McCormick & Co., Inc. (non-vtg.)	551,800	14,490
Unilever PLC sponsored ADR	116,100	4,307
		18,797
Household Products - 2.2%
Colgate-Palmolive Co.	365,300	19,799
Kimberly-Clark Corp.	353,900	22,975
		42,774
Personal Products - 4.4%
Gillette Co.	2,350,800	83,619
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 3.8%
Philip Morris Companies, Inc.	1,249,100	$ 71,511
TOTAL CONSUMER STAPLES		271,616
ENERGY - 3.1%
Oil & Gas - 3.1%
Exxon Mobil Corp.	1,466,206	58,546
FINANCIALS - 17.1%
Banks - 1.9%
Bank One Corp.	269,500	10,950
Wells Fargo & Co.	473,700	24,822
		35,772
Diversified Financials - 13.4%
Fannie Mae	790,400	63,240
Freddie Mac	1,039,500	68,139
Merrill Lynch & Co., Inc.	1,032,200	42,021
Morgan Stanley Dean Witter & Co.	1,828,000	83,101
		256,501
Insurance - 1.8%
American International Group, Inc.	521,130	34,900
TOTAL FINANCIALS		327,173
HEALTH CARE - 6.7%
Biotechnology - 2.4%
Amgen, Inc. (a)	965,700	45,996
Pharmaceuticals - 4.3%
Allergan, Inc.	179,200	11,308
Bristol-Myers Squibb Co.	166,828	5,192
Johnson & Johnson	209,600	12,859
Pfizer, Inc.	1,518,750	52,549
		81,908
TOTAL HEALTH CARE		127,904
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	171,100	10,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	102,600	$ 12,446
United Technologies Corp.	89,400	6,157
		29,220
Airlines - 0.4%
Southwest Airlines Co.	470,300	8,009
Building Products - 0.5%
American Standard Companies, Inc. (a)	121,300	9,158
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	145,800	9,531
Industrial Conglomerates - 4.6%
General Electric Co.	1,899,400	59,147
Tyco International Ltd.	1,338,216	29,374
		88,521
TOTAL INDUSTRIALS		144,439
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	861,100	13,588
Computers & Peripherals - 0.6%
Dell Computer Corp. (a)	418,900	11,247
Software - 4.2%
Microsoft Corp. (a)	1,596,500	81,278
TOTAL INFORMATION TECHNOLOGY		106,113
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	280,800	12,917
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.3%
BellSouth Corp.	1,827,700	60,826
SBC Communications, Inc.	623,800	21,390
TeraBeam Networks (f)	8,400	2
		82,218
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Nextel Communications, Inc. Class A (a)	3,547,210	$ 17,239
TOTAL TELECOMMUNICATION SERVICES		99,457
TOTAL COMMON STOCKS (Cost $1,449,291)		1,461,614
Nonconvertible Bonds - 1.6%
Ratings (unaudited) (b)			Principal Amount (000s) (d)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	-	GBP	24	16
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Nextel Communications, Inc.:
9.375% 11/15/09	B3		$ 22,500	14,681
9.5% 2/1/11	B3		25,875	16,431
				31,112
TOTAL NONCONVERTIBLE BONDS (Cost $30,430)				31,128
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (e) (Cost $8,179)	-		8,200	8,181
Money Market Funds - 20.2%
	Shares
Fidelity Cash Central Fund, 1.85% (c) (Cost $385,396)	385,395,886	385,396
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.77%, dated 5/31/02 due 6/3/02 (Cost $3,395)	$ 3,396	$ 3,395
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,876,691)		1,889,714
NET OTHER ASSETS - 1.2%		23,297
NET ASSETS - 100%		$ 1,913,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
485 S&P 500 Index Contracts	June 2002	$ 129,434	$ (11,922)
The face value of futures purchased as a percentage of net assets - 6.8%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,181,000.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,170,720,000 and $1,587,715,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,883,618,000. Net unrealized appreciation aggregated $6,096,000, of which $130,679,000 related to appreciated investment securities and $124,583,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $260,785,000 of which $13,634,000, $11,476,000, $18,763,000 and $216,912,000 will expire on November 30, 2006, 2007, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,395) (cost $ 1,876,691) - See accompanying schedule		$ 1,889,714
Cash		1
Receivable for investments sold		33,323
Receivable for fund shares sold		1,225
Dividends receivable		1,480
Interest receivable		1,498
Receivable for daily variation on futures contracts		206
Other receivables		2
Total assets		1,927,449
Liabilities
Payable for investments purchased	$ 8,111
Payable for fund shares redeemed	4,335
Accrued management fee	779
Distribution fees payable	1,039
Other payables and accrued expenses	174
Total liabilities		14,438
Net Assets		$ 1,913,011
Net Assets consist of:
Paid in capital		$ 2,145,503
Undistributed net investment income		318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(233,908)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,098
Net Assets		$ 1,913,011

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,562 ÷ 9,637 shares)	$ 15.00
Maximum offering price per share (100/94.25 of $15.00)	$ 15.92
Class T: Net Asset Value and redemption price per share ($955,965 ÷ 64,233 shares)	$ 14.88
Maximum offering price per share (100/96.50 of $14.88)	$ 15.42
Class B: Net Asset Value and offering price per share ($460,690 ÷ 31,668 shares) A	$ 14.55
Class C: Net Asset Value and offering price per share ($245,875 ÷ 16,890 shares) A	$ 14.56
Institutional Class: Net Asset Value, offering price and redemption price per share ($105,919 ÷ 7,010 shares)	$ 15.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 11,066
Interest		4,026
Security lending		14
Total income		15,106
Expenses
Management fee	$ 5,007
Transfer agent fees	2,751
Distribution fees	6,704
Accounting and security lending fees	218
Non-interested trustees' compensation	3
Custodian fees and expenses	16
Registration fees	65
Audit	17
Legal	9
Miscellaneous	325
Total expenses before reductions	15,115
Expense reductions	(340)	14,775
Net investment income (loss)		331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	53,859
Foreign currency transactions	6
Futures contracts	10,981
Total net realized gain (loss)		64,846
Change in net unrealized appreciation (depreciation) on: Investment securities	(173,819)
Assets and liabilities in foreign currencies	1
Futures contracts	(17,500)
Total change in net unrealized appreciation (depreciation)		(191,318)
Net gain (loss)		(126,472)
Net increase (decrease) in net assets resulting from operations		$ (126,141)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 331	$ 57
Net realized gain (loss)	64,846	(192,668)
Change in net unrealized appreciation (depreciation)	(191,318)	(59,940)
Net increase (decrease) in net assets resulting from operations	(126,141)	(252,551)
Distributions to shareholders from net investment income	(287)	-
Share transactions - net increase (decrease)	(98,952)	(192,739)
Total increase (decrease) in net assets	(225,380)	(445,290)
Net Assets
Beginning of period	2,138,391	2,583,681
End of period (including undistributed net investment income of $318 and undistributed net investment income of $274, respectively)	$ 1,913,011	$ 2,138,391

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	.03	.06	.02	.04	.06	.04
Net realized and unrealized gain (loss)	(.97)	(1.69)	(.85)	3.32	2.79	2.46
Total from invest- ment operations	(.94)	(1.63)	(.83)	3.36	2.85	2.50
Distributions from net investment income	-	-	-	(.01)	(.05)	(.03)
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.03)	-	-
Total distributions	-	-	-	(.05)	(.23)	(.03)
Net asset value, end of period	$ 15.00	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Total Return B,C,D	(5.90)%	(9.28)%	(4.51)%	22.31%	23.24%	25.04%
Ratios to Average Net Assets G
Expenses before expense reductions	1.07% A	1.03%	.99%	1.04%	1.12%	2.46% A
Expenses net of voluntary waivers, if any	1.07% A	1.03%	.99%	1.04%	1.12%	1.50% A
Expenses net of all reductions	1.03% A	1.00%	.98%	1.03%	1.11%	1.50% A
Net investment income (loss)	.41% A	.39%	.09%	.22%	.46%	.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 166	$ 180	$ 120	$ 35	$ 7
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	.01	.03	(.03)	-	.04	.03
Net realized and unrealized gain (loss)	(.97)	(1.69)	(.84)	3.32	2.78	2.45
Total from investment operations	(.96)	(1.66)	(.87)	3.32	2.82	2.48
Distributions from net investment income	-	-	-	-	(.03)	(.02)
Distributions in excess of net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.01)	-	-
Total distributions	-	-	-	(.02)	(.21)	(.02)
Net asset value, end of period	$ 14.88	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Total Return B,C,D	(6.06)%	(9.49)%	(4.74)%	22.05%	23.00%	24.83%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.26%	1.23%	1.27%	1.31%	1.59% A
Expenses net of voluntary waivers, if any	1.30% A	1.26%	1.23%	1.27%	1.31%	1.59% A
Expenses net of all reductions	1.27% A	1.24%	1.21%	1.25%	1.30%	1.59% A
Net investment income (loss)	.17% A	.16%	(.14)%	-%	.27%	.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 956	$ 1,070	$ 1,278	$ 999	$ 400	$ 133
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) E	(.03)	(.06)	(.13)	(.09)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.94)	(1.66)	(.82)	3.30	2.77	2.46
Total from investment operations	(.97)	(1.72)	(.95)	3.21	2.74	2.42
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	(.17)	-
Total distributions	-	-	-	-	(.17)	(.01)
Net asset value, end of period	$ 14.55	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Total Return B,C,D	(6.25)%	(9.98)%	(5.22)%	21.43%	22.39%	24.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.78%	1.75%	1.78%	1.83%	2.29% A
Expenses net of voluntary waivers, if any	1.82% A	1.78%	1.75%	1.78%	1.83%	2.25% A
Expenses net of all reductions	1.79% A	1.76%	1.73%	1.76%	1.82%	2.25% A
Net investment income (loss)	(.35)% A	(.37)%	(.66)%	(.51)%	(.25)%	(.42)% A
Supplemental Data
Net assets, end of period (in millions)	$ 461	$ 523	$ 641	$ 508	$ 158	$ 29
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FFor the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, be- ginning of period	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45	$ 12.22
Income from Invest- ment Operations
Net investment income (loss)E	(.02)	(.05)	(.12)	(.08)	(.04)	-
Net realized and unrealized gain (loss)	(.95)	(1.66)	(.83)	3.29	2.76	.23
Total from investment operations	(.97)	(1.71)	(.95)	3.21	2.72	.23
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Total distributions	-	-	-	-	(.19)	-
Net asset value, end of period	$ 14.56	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Total Return B, C, D	(6.25)%	(9.92)%	(5.22)%	21.43%	22.20%	1.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.75%	1.72%	1.76%	1.87%	43.72% A
Expenses net of voluntary waivers, if any	1.80% A	1.75%	1.72%	1.76%	1.87%	2.24% A
Expenses net of all reductions	1.77% A	1.73%	1.71%	1.75%	1.85%	2.24% A
Net investment income (loss)	(.32)% A	(.33)%	(.64)%	(.50)%	(.27)%	.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 281	$ 365	$ 253	$ 60	$ 0.4
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, be- ginning of period	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.06	.12	.08	.09	.11	.07
Net realized and unrealized gain (loss)	(.98)	(1.70)	(.86)	3.33	2.79	2.45
Total from investment operations	(.92)	(1.58)	(.78)	3.42	2.90	2.52
Distributions from net investment income	(.05)	-	-	(.01)	(.09)	(.05)
Distributions in excess of net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions from return of capital	-	-	-	(.05)	-	-
Total distributions	(.05)	-	-	(.08)	(.27)	(.05)
Net asset value, end of period	$ 15.11	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Total Return B, C	(5.78)%	(8.95)%	(4.23)%	22.71%	23.69%	25.26%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.69%	.69%	.74%	.76%	1.19% A
Expenses net of voluntary waivers, if any	.73% A	.69%	.69%	.74%	.76%	1.19% A
Expenses net of all reductions	.70% A	.67%	.68%	.72%	.75%	1.19% A
Net investment income (loss)	.74% A	.72%	.39%	.53%	.82%	.64% A
Supplemental Data
Net assets, end of period (in millions)	$ 106	$ 98	$ 118	$ 131	$ 97	$ 74
Portfolio turnover rate	128% A	67%	97%	55%	54%	82% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 31, 1996 (commencement of sale of shares) to November 30, 1997. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 201	$ 1
Class T	.25%	.25%	2,615	31
Class B	.75%	.25%	2,529	1,898
Class C	.75%	.25%	1,359	105
			$ 6,704	$ 2,035

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 118	$ 39
Class T	197	44
Class B	777	777*
Class C	9	9*
	$ 1,101	$ 869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 221	.27*
Class T	1,369	.26*
Class B	710	.28*
Class C	349	.26*
Institutional Class	102	.19*
	$ 2,751

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,195 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $340 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	287	-

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2002	Year ended November 30, 2001	Six months ended May 31, 2002	Year ended November 30, 2001
Class A
Shares sold	1,084	3,086	$ 17,230	$ 51,523
Shares redeemed	(1,830)	(2,953)	(28,926)	(48,405)
Net increase (decrease)	(746)	133	$ (11,696)	$ 3,118
Class T
Shares sold	6,810	21,405	$ 107,873	$ 355,804
Shares redeemed	(10,167)	(26,873)	(159,935)	(440,490)
Net increase (decrease)	(3,357)	(5,468)	$ (52,062)	$ (84,686)
Class B
Shares sold	1,446	4,576	$ 22,409	$ 75,396
Shares redeemed	(3,507)	(8,061)	(53,817)	(128,477)
Net increase (decrease)	(2,061)	(3,485)	$ (31,408)	$ (53,081)
Class C
Shares sold	1,449	3,673	$ 22,466	$ 60,477
Shares redeemed	(2,670)	(6,745)	(40,984)	(108,573)
Net increase (decrease)	(1,221)	(3,072)	$ (18,518)	$ (48,096)
Institutional Class
Shares sold	1,746	1,296	$ 27,995	$ 21,444
Reinvestment of distributions	14	-	233	-
Shares redeemed	(837)	(1,912)	(13,496)	(31,438)
Net increase (decrease)	923	(616)	$ 14,732	$ (9,994)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,141,582,261.22	93.922
Against	23,622,587.46	1.943
Abstain	50,257,978.56	4.135
TOTAL	1,215,462,827.24	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,140,051,948.27	93.796
Against	23,976,679.44	1.972
Abstain	51,434,199.53	4.232
TOTAL	1,215,462,827.24	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,137,561,767.19	93.591
Against	25,814,804.86	2.124
Abstain	52,086,255.19	4.285
TOTAL	1,215,462,827.24	100.00
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	926,257,820.66	90.402
Against	32,883,333.45	3.210
Abstain	65,452,240.88	6.388
TOTAL	1,024,593,394.99	100.00
Broker Non-Votes	190,869,432.25
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	923,141,383.95	90.098
Against	36,344,644.16	3.548
Abstain	65,107,366.89	6.354
TOTAL	1,024,593,395.00	100.00
Broker Non-Votes	190,869,432.24

*Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
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(Fidelity Investment logo)(registered trademark)

AGAII-SANN-0702 157386
1.704641.104

LOGO (Registered Trademark)Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - CL A	-2.14%	-8.73%	0.40%
Fidelity Adv Leveraged Company Stock - CL A (incl. 5.75% sales charge)	-7.77%	-13.98%	-5.37%
S&P 500®	-5.68%	-13.85%	-18.14%
CSFB Leveraged Equity	1.36%	-19.59%	-24.33%
Capital Appreciation Funds Average	-4.42%	-14.13%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report. (dagger)

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - CL A	-8.73%	0.28%
Fidelity Adv Leveraged Company Stock - CL A (incl. 5.75% sales charge)	-13.98%	-3.80%
S&P 500®	-13.85%	-13.10%
CSFB Leveraged Equity	-19.59%	-17.86%
Capital Appreciation Funds Average	-14.13%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have been $9,463 - a 5.37% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,186 - an 18.14% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the multi-cap value funds average were 2.07% and -4.96%, respectively; and the one year average annual total returns were -4.96%. The six month and one year cumulative total returns for the multi-cap supergroup average were -3.36% and -12.83%, respectively; and the one year average annual total returns were -12.83%.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL T	-2.25%	-9.01%	0.00%
Fidelity Adv Leveraged Company Stock - CL T (incl. 3.50% sales charge)	-5.67%	-12.19%	-3.50%
S&P 500	-5.68%	-13.85%	-18.14%
CSFB Leveraged Equity	1.36%	-19.59%	-24.33%
Capital Appreciation Funds Average	-4.42%	-14.13%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report. (dagger)

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL T	-9.01%	0.00%
Fidelity Adv Leveraged Company Stock - CL T (incl. 3.50% sales charge)	-12.19%	-2.47%
S&P 500	-13.85%	-13.10%
CSFB Leveraged Equity	-19.59%	-17.86%
Capital Appreciation Funds Average	-14.13%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have been $9,650 - a 3.50% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,186 - an 18.14% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the multi-cap value funds average were 2.07% and -4.96%, respectively; and the one year average annual total returns were -4.96%. The six month and one year cumulative total returns for the multi-cap supergroup average were -3.36% and -12.83%, respectively; and the one year average annual total returns were -12.83%.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and the life of fund total return figures are 5%, 5% and 4%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL B	-2.55%	-9.49%	-0.80%
Fidelity Adv Leveraged Company Stock - CL B (incl. contingent deferred sales charge)	-7.43%	-14.01%	-4.77%
S&P 500	-5.68%	-13.85%	-18.14%
CSFB Leveraged Equity	1.36%	-19.59%	-24.33%
Capital Appreciation Funds Average	-4.42%	-14.13%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case six months, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report. (dagger)

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL B	-9.49%	-0.56%
Fidelity Adv Leveraged Company Stock - CL B (incl. contingent deferred sales charge)	-14.01%	-3.37%
S&P 500	-13.85%	-13.10%
CSFB Leveraged Equity	-19.59%	-17.86%
Capital Appreciation Funds Average	-14.13%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class B on December 27, 2000, when the fund started. As the chart shows, by May 31, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,523 - a 4.77% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,186 - an 18.14% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the multi-cap value funds average were 2.07% and -4.96%, respectively; and the one year average annual total returns were -4.96%. The six month and one year cumulative total returns for the multi-cap supergroup average were -3.36% and -12.83%, respectively; and the one year average annual total returns were -12.83%.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, the past one year and life of fund total return figures are 1%, 1% and 0%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL C	-2.55%	-9.48%	-0.70%
Fidelity Adv Leveraged Company Stock - CL C (incl. contingent deferred sales charge)	-3.53%	-10.39%	-0.70%
S&P 500	-5.68%	-13.85%	-18.14%
CSFB Leveraged Equity	1.36%	-19.59%	-24.33%
Capital Appreciation Funds Average	-4.42%	-14.13%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case six months, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report. (dagger)

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL C	-9.48%	-0.49%
Fidelity Adv Leveraged Company Stock - CL C (incl. contingent deferred sales charge)	-10.39%	-0.49%
S&P 500	-13.85%	-13.10%
CSFB Leveraged Equity	-19.59%	-17.86%
Capital Appreciation Funds Average	-14.13%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class C on December 27, 2000, when the fund started. As the chart shows, by May 31, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,930 - a 0.70% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,186 - an 18.14% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the multi-cap value funds average were 2.07% and -4.96%, respectively; and the one year average annual total returns were -4.96%. The six month and one year cumulative total returns for the multi-cap supergroup average were -3.36% and -12.83%, respectively; and the one year average annual total returns were -12.83%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. David, how did the fund perform?

A. For the six months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -2.14%, -2.25%, -2.55% and -2.55%, respectively. The Standard & Poor's 500 Index returned -5.68% during the same period, while the Credit Suisse First Boston (CSFB) Leveraged Equity Index returned 1.36%. During the same six-month period, the capital appreciation funds average tracked by Lipper Inc. returned -4.42%. For the 12 months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -8.73%, -9.01%, -9.49% and -9.48%, respectively, while the S&P 500 returned -13.85%, the CSFB index returned -19.59% and the Lipper average returned -14.13%.

Q. What factors influenced the fund's performance during the six-month period?

A. Among the factors that helped the fund beat the S&P 500 during the period were strong stock selection and a sector overweighting relative to the index in materials; stock selection and an underweighting in technology hardware and equipment; and stock selection in health care. It's important to remember, however, that my approach is not predicated on making sector bets against the index. Instead, my approach is bottom up. I examine one company at a time to determine whether or not it might be an attractive investment, looking to find companies that are using leverage to improve their results or competitive positioning. To that end, the fund lagged the CSFB Leveraged Equity Index due to the subpar performance of three of my largest holdings, satellite providers EchoStar Communications and Pegasus Communications, and wireless telephone services provider Nextel Communications. Leveraged company stocks, as measured by the CSFB index, offered slightly positive returns during the period. The fund was able to perform better than its peer average because many of the funds in the capital appreciation group carry similar characteristics to the S&P 500.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well for the fund? Which disappointed?

A. Owens-Illinois, which manufactures packaging products, benefited from an increased investor appetite for companies poised to benefit from an improving economy. The firm also posted solid earnings growth and refinanced some of its debt. AMC Entertainment, which owns and operates movie theaters, also enjoyed positive earnings and paid down debt, solidifying the company's position as a leader in its market. Investors also rewarded credit services provider AmeriCredit for its strong earnings growth. Imax, which creates movies and provides projection and sound systems for giant-screen theaters, enjoyed improved liquidity through debt reduction and the success of its new "Space Station" film. I held this stock during the period but later sold it to take profits. As I mentioned above, EchoStar, Pegasus and Nextel proved to be disappointments. Even though EchoStar continued to execute well, its share price declined in sympathy with other media stocks and due to uncertainty about the firm's pending merger with GM Hughes. I maintained the large position in the company because I found the capital efficiency of the firm's business model to be attractive relative to that of its competitors. EchoStar also offered strong subscriber growth, cash flow and earnings growth. Pegasus stumbled due to concerns about the effects of the EchoStar-GM Hughes merger on its business. Despite the fact that the company executed well, Nextel suffered from concerns about potential competition and whether or not the firm could sustain its current debt load and finance an eventual upgrade of its telecom service system.

Q. The fund continued to hold a relatively large cash and short-term investments position, almost 15% of assets at the end of the period. Why was that?

A. I generally aim to hold between five and 10 percent of the fund in cash to meet cash flow needs. Against the backdrop of the past several months, however, it was a bit more difficult for me to find additional opportunities among companies using leverage effectively to improve their results. Therefore, I kept a bit more of the fund in cash, looking for continued improvement in the economy and corporate earnings results before investing it more fully.

Semiannual Report

Q. What's your outlook, David?

A. I'm cautiously optimistic at this point. Indications are that the economy should continue to improve through the rest of 2002. I've looked to structure the portfolio to benefit from such a scenario.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of May 31, 2002, more than $5 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on how a recovering economy could influence the fund:

"A recovering economy could help the performance of leveraged company stocks if higher growth in gross domestic product (GDP) translates into improved corporate earnings. Currently, it is not clear if that scenario will come to pass. If it does, leveraged companies could possibly benefit more than the overall market. That's because shares of companies with leveraged capital structures - the kinds of companies that issue high-yield, or junk, bonds - typically move more rapidly.

"Leverage can magnify the adverse or positive impact of political, regulatory, market or economic developments on a company. Companies can use the capital they raise through leverage to buy back stock to support their equity price or to make an acquisition that will help improve the company's profile. I look for companies that are purposefully using leverage to grow, augment or enhance their return on equity. My targets include companies with solid business prospects that are using leverage effectively. I aim to avoid those that use poor judgment to borrow in order to fund an ill-conceived idea. I'm looking for situations where a company's leverage is an attribute for its long-term growth, not a burden that weighs down its long-term prospects."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	9.6	9.9
Conoco, Inc.	4.3	4.0
Pathmark Stores, Inc.	4.0	2.3
American Financial Group, Inc., Ohio	3.4	5.4
Owens-Illinois, Inc.	3.3	8.4
American Standard Companies, Inc.	3.2	2.2
AMC Entertainment, Inc.	3.1	5.7
Markel Corp.	3.0	1.8
Western Gas Resources, Inc.	2.5	1.1
Freeport-McMoRan Copper & Gold, Inc. Class B	1.9	0.6
	38.3
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.3	26.7
Financials	11.5	9.0
Energy	11.3	7.5
Industrials	10.9	6.1
Materials	7.8	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 84.2%		Stocks 73.8%
	Bonds 1.2%		Bonds 1.3%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 14.6%		Short-Term Investments and Net Other Assets 24.7%
* Foreign investments	2.1%	** Foreign investments	0.6%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,100	$ 33,220
Hotels, Restaurants & Leisure - 0.0%
Friendly Ice Cream Corp. (a)	100	730
Household Durables - 0.5%
Foamex International, Inc. (a)	2,400	26,880
Leisure Equipment & Products - 1.8%
M&F Worldwide Corp. (a)	13,800	63,480
Mattel, Inc.	1,700	36,108
		99,588
Media - 18.7%
ACME Communications, Inc. (a)	760	7,790
Adelphia Communications Corp. Class A	11,300	7,910
AMC Entertainment, Inc. (a)	11,960	174,496
Cablevision Systems Corp. - NY Group Class A (a)	2,800	52,136
EchoStar Communications Corp. Class A (a)	21,290	536,294
Granite Broadcasting Corp. (non vtg.) (a)	30,000	98,700
Liberty Media Corp. Class A (a)	1,200	14,460
Pegasus Communications Corp. Class A (a)	60,200	84,882
Radio One, Inc. Class A (a)	900	19,917
Regal Entertainment Group Class A	100	2,380
UnitedGlobalCom, Inc. Class A (a)	10,400	48,152
		1,047,117
Multiline Retail - 1.5%
Big Lots, Inc. (a)	1,700	30,430
Dillard's, Inc. Class A	1,410	42,342
JCPenney Co., Inc.	500	12,230
		85,002
Textiles, Apparel & Lux. Goods - 1.3%
Perry Ellis International, Inc. (a)	4,100	68,470
Tropical Sportswear International Corp. (a)	100	2,580
		71,050
TOTAL CONSUMER DISCRETIONARY		1,363,587
CONSUMER STAPLES - 7.0%
Food & Drug Retailing - 5.3%
7-Eleven, Inc. (a)	8,600	72,240
Pathmark Stores, Inc. (a)	10,040	225,498
		297,738
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.6%
Dole Food Co., Inc.	500	$ 16,635
Fresh Del Monte Produce Inc.	700	16,996
		33,631
Personal Products - 1.1%
Revlon, Inc. Class A (a)	11,200	59,136
TOTAL CONSUMER STAPLES		390,505
ENERGY - 11.3%
Energy Equipment & Services - 3.2%
Grant Prideco, Inc. (a)	1,800	27,000
Grey Wolf, Inc. (a)	9,100	40,950
Helmerich & Payne, Inc.	600	22,920
Key Energy Services, Inc. (a)	1,500	16,500
Nabors Industries, Inc. (a)	1,000	43,900
Precision Drilling Corp. (a)	400	15,055
Rowan Companies, Inc.	500	12,850
		179,175
Oil & Gas - 8.1%
Conoco, Inc.	8,920	239,770
Equitable Resources, Inc.	500	18,010
Occidental Petroleum Corp.	600	17,916
Phillips Petroleum Co.	640	36,832
Western Gas Resources, Inc.	3,710	137,493
		450,021
TOTAL ENERGY		629,196
FINANCIALS - 11.5%
Banks - 0.8%
Wachovia Corp.	1,100	42,207
Diversified Financials - 1.1%
AmeriCredit Corp. (a)	1,000	35,100
Metris Companies, Inc.	1,700	25,024
		60,124
Insurance - 7.5%
American Financial Group, Inc., Ohio	7,200	192,528
Markel Corp. (a)	810	169,420
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Penn Treaty American Corp. (a)	10,900	$ 47,960
Vesta Insurance Group Corp.	2,700	11,475
		421,383
Real Estate - 2.1%
Equity Office Properties Trust	600	18,084
LNR Property Corp.	2,870	100,737
		118,821
TOTAL FINANCIALS		642,535
HEALTH CARE - 3.2%
Health Care Providers & Services - 3.2%
Hanger Orthopedic Group, Inc. (a)	3,700	55,130
Laboratory Corp. of America Holdings (a)	600	29,430
PacifiCare Health Systems, Inc. (a)	2,400	66,576
Quest Diagnostics, Inc. (a)	300	26,226
		177,362
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	500	50,300
Lockheed Martin Corp.	1,610	99,901
		150,201
Airlines - 0.8%
AMR Corp. (a)	800	16,760
Frontier Airlines, Inc. (a)	1,000	17,000
Northwest Airlines Corp. (a)	811	13,560
		47,320
Building Products - 3.2%
American Standard Companies, Inc. (a)	2,400	181,200
Commercial Services & Supplies - 0.4%
Republic Services, Inc. (a)	1,000	21,020
Industrial Conglomerates - 0.8%
Park-Ohio Holdings Corp. (a)	7,800	44,460
Machinery - 0.2%
Terex Corp. (a)	500	12,700
Marine - 1.0%
Teekay Shipping Corp.	1,400	55,888
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 1.8%
Kansas City Southern (a)	6,000	$ 99,420
TOTAL INDUSTRIALS		612,209
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.4%
Loral Space & Communications Ltd. (a)	11,500	22,770
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	800	12,816
Semiconductor Equipment & Products - 0.3%
ChipPAC, Inc. (a)	1,900	16,492
TOTAL INFORMATION TECHNOLOGY		52,078
MATERIALS - 7.8%
Chemicals - 0.2%
Georgia Gulf Corp.	200	4,460
Solutia, Inc.	610	4,972
		9,432
Containers & Packaging - 4.8%
Owens-Illinois, Inc. (a)	10,600	185,500
Packaging Corp. of America (a)	1,970	39,676
Sealed Air Corp.	400	17,900
Silgan Holdings, Inc. (a)	700	26,292
		269,368
Metals & Mining - 2.8%
Barrick Gold Corp.	500	10,905
Falconbridge Ltd.	2,800	36,198
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	5,370	106,058
Newmont Mining Corp. Holding Co.	100	3,121
		156,282
TOTAL MATERIALS		435,082
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.3%
Focal Communications Corp. (a)	7,603	27,599
Focal Communications Corp. warrants 12/14/07 (a)	22,678	0
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	21,200	$ 95,400
NTL, Inc. (a)	67,100	5,033
		128,032
Wireless Telecommunication Services - 2.6%
American Tower Corp. Class A (a)	5,000	19,000
Nextel Communications, Inc. Class A (a)	21,500	104,490
SpectraSite Holdings, Inc. (a)	66,000	25,080
		148,570
TOTAL TELECOMMUNICATION SERVICES		276,602
UTILITIES - 2.0%
Electric Utilities - 1.7%
AES Corp. (a)	4,500	29,475
CMS Energy Corp.	3,500	63,210
		92,685
Multi-Utilities & Unreg. Pwr - 0.3%
Western Resources, Inc.	1,000	16,930
TOTAL UTILITIES		109,615
TOTAL COMMON STOCKS (Cost $4,881,962)		4,688,771
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Granite Broadcasting Corp. $127.50 pay-in-kind (Cost $14,125)	25	16,250
Nonconvertible Bonds - 1.2%
Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
International Cabletel, Inc. 11.5% 2/1/06 (e)	Ca	$ 90,000	31,500
Nonconvertible Bonds - continued
Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. 8.625% 2/1/08	Ca	$ 20,000	$ 9,000
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
NEXTLINK Communications, Inc.:
0% 6/1/09 (c)(e)	Ca	160,000	8,000
0% 12/1/09 (c)(e)	Ca	180,000	8,550
NTL, Inc. 0% 4/1/08 (c)(e)	Ca	30,000	9,300
			25,850
TOTAL NONCONVERTIBLE BONDS (Cost $99,559)			66,350
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 1.85% (b) (Cost $721,681)	721,681	721,681
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,717,327)		5,493,052
NET OTHER ASSETS - 1.7%		95,581
NET ASSETS - 100%		$ 5,588,633
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(e) Non-income producing-issuer filed for bankruptcy or is in default of interest payments.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,095,967 and $6,200,647, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,674 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $5,846,691. Net unrealized depreciation aggregated $353,639, of which $640,541 related to appreciated investment securities and $994,180 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $665,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $5,717,327) - See accompanying schedule		$ 5,493,052
Cash		31,041
Foreign currency held at value (cost $3,660)		3,702
Receivable for investments sold		88,346
Receivable for fund shares sold		1,035
Dividends receivable		2,650
Interest receivable		2,239
Other receivables		672
Receivable from investment adviser for expense reductions		3,180
Total assets		5,625,917
Liabilities
Payable for investments purchased	$ 28,783
Distribution fees payable	3,241
Other payables and accrued expenses	5,260
Total liabilities		37,284
Net Assets		$ 5,588,633
Net Assets consist of:
Paid in capital		$ 6,240,398
Accumulated net investment (loss)		(35,561)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(391,880)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(224,324)
Net Assets		$ 5,588,633

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($880,364 ÷ 87,715 shares)	$ 10.04
Maximum offering price per share (100/94.25 of $10.04)	$ 10.65
Class T: Net Asset Value and redemption price per share ($1,525,550 ÷ 152,606 shares)	$ 10.00
Maximum offering price per share (100/96.50 of $10.00)	$ 10.36
Class B: Net Asset Value and offering price per share ($1,171,085 ÷ 118,000 shares) A	$ 9.92
Class C: Net Asset Value and offering price per share ($1,625,689 ÷ 163,636 shares) A	$ 9.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($385,945 ÷ 38,343 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 10,122
Interest		8,979
Total income		19,101
Expenses
Management fee	$ 17,918
Transfer agent fees	8,081
Distribution fees	19,359
Accounting fees and expenses	30,007
Non-interested trustees' compensation	10
Custodian fees and expenses	2,415
Registration fees	50,447
Audit	12,172
Legal	21
Miscellaneous	5,395
Total expenses before reductions	145,825
Expense reductions	(91,163)	54,662
Net investment income (loss)		(35,561)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	392,693
Foreign currency transactions	58
Futures contracts	5,705
Total net realized gain (loss)		398,456
Change in net unrealized appreciation (depreciation) on: Investment securities	(513,181)
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		(513,231)
Net gain (loss)		(114,775)
Net increase (decrease) in net assets resulting from operations		$ (150,336)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	December 27, 2000 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,561)	$ (21,851)
Net realized gain (loss)	398,456	(789,216)
Change in net unrealized appreciation (depreciation)	(513,231)	290,330
Net increase (decrease) in net assets resulting from operations	(150,336)	(520,737)
Share transactions - net increase (decrease)	431,961	5,827,745
Total increase (decrease) in net assets	281,625	5,307,008
Net Assets
Beginning of period	5,307,008	-
End of period (including accumulated net investment loss of $35,561 and $0, respectively)	$ 5,588,633	$ 5,307,008

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	-
Net realized and unrealized gain (loss)	(.18)	.26 F
Total from investment operations	(.22)	.26
Net asset value, end of period	$ 10.04	$ 10.26
Total ReturnB, C, D	(2.14)%	2.60%
Ratios to Average Net AssetsH
Expenses before expense reductions	4.65%A	5.73%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%A
Expenses net of all reductions	1.48%A	1.68%A
Net investment income (loss)	(.81)%A	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880	$ 769
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)
Net realized and unrealized gain (loss)	(.18)	.25 F
Total from investment operations	(.23)	.23
Net asset value, end of period	$ 10.00	$ 10.23
Total ReturnB, C, D	(2.25)%	2.30%
Ratios to Average Net AssetsH
Expenses before expense reductions	4.96%A	6.06%A
Expenses net of voluntary waivers, if any	2.00%A	2.00%A
Expenses net of all reductions	1.74%A	1.92%A
Net investment income (loss)	(1.07)%A	(.20)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,526	$ 1,473
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	(.18)	.25 F
Total from investment operations	(.26)	.18
Net asset value, end of period	$ 9.92	$ 10.18
Total ReturnB, C, D	(2.55)%	1.80%
Ratios to Average Net AssetsH
Expenses before expense reductions	5.50%A	6.58%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%A
Expenses net of all reductions	2.23%A	2.43%A
Net investment income (loss)	(1.57)%A	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171	$ 919
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	(.18)	.26 F
Total from investment operations	(.26)	.19
Net asset value, end of period	$ 9.93	$ 10.19
Total ReturnB, C, D	(2.55)%	1.90%
Ratios to Average Net AssetsH
Expenses before expense reductions	5.38%A	6.49%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%A
Expenses net of all reductions	2.24%A	2.43%A
Net investment income (loss)	(1.57)%A	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,626	$ 1,747
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.03
Net realized and unrealized gain (loss)	(.18)	.25 E
Total from investment operations	(.21)	.28
Net asset value, end of period	$ 10.07	$ 10.28
Total ReturnB, C	(2.04)%	2.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.33%A	5.47%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%A
Expenses net of all reductions	1.24%A	1.43%A
Net investment income (loss)	(.57)%A	.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 400
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F For the period December 27, 2000 (commencement of operations) to November 30, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,423 increase to the cost of securities held and a corresponding increase

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,035	$ 259
Class T	.25%	.25%	4,038	520
Class B	.75%	.25%	5,830	4,629
Class C	.75%	.25%	8,456	4,344
			$ 19,359	$ 9,752

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 739	$ 628
Class T	860	402
Class B*	5,564	5,564
Class C*	8,852	8,852
	$ 16,015	$ 15,446

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,047	.25*
Class T	2,530	.31*
Class B	2,098	.36*
Class C	2,035	.24*
Institutional Class	371	.19*
	$ 8,081

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,042 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,021
Class T	2.00%	23,920
Class B	2.50%	17,543
Class C	2.50%	24,461
Institutional Class	1.50%	5,629
		$ 83,574

Certain security trades were directed to brokers who paid $7,538 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $51.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2002	Year ended November 30, 2001 A	Six months ended May 31, 2002	Year ended November 30, 2001 A

Class A Shares sold	21,368	117,051	$ 223,139	$ 1,244,323
Shares redeemed	(8,565)	(42,139)	(89,095)	(404,081)
Net increase (decrease)	12,803	74,912	$ 134,044	$ 840,242
Class T Shares sold	37,110	155,696	$ 391,170	$ 1,650,462
Shares redeemed	(28,447)	(11,753)	(293,454)	(114,207)
Net increase (decrease)	8,663	143,943	$ 97,716	$ 1,536,255
Class B Shares sold	59,021	118,661	$ 600,656	$ 1,263,321
Shares redeemed	(31,277)	(28,405)	(325,236)	(283,947)
Net increase (decrease)	27,744	90,256	$ 275,420	$ 979,374
Class C Shares sold	31,521	300,917	$ 325,393	$ 3,340,150
Shares redeemed	(39,293)	(129,509)	(394,842)	(1,282,268)
Net increase (decrease)	(7,772)	171,408	$ (69,449)	$ 2,057,882
Institutional Class Shares sold	337	54,252	$ 3,500	$ 582,279
Shares redeemed	(890)	(15,356)	(9,270)	(168,287)
Net increase (decrease)	(553)	38,896	$ (5,770)	$ 413,992

A Share transactions for each class are for the period December 27, 2000 (commencement of operations) to November 30, 2001.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALSF-SANN-0702 157575
1.759104.102

LOGO (Registered Trademark)Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - Inst CL	-2.04%	-8.54%	0.70%
S&P 500®	-5.68%	-13.85%	-18.14%
CSFB Leveraged Equity	1.36%	-19.59%	-24.33%
Capital Appreciation Funds Average	-4.42%	-14.13%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report. (dagger)

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - Inst CL	-8.54%	0.49%
S&P 500®	-13.85%	-13.10%
CSFB Leveraged Equity	-19.59%	-17.86%
Capital Appreciation Funds Average	-14.13%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Institutional Class on December 27, 2000, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $10,070 - a 0.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $8,186 - an 18.14% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative total returns for the multi-cap value funds average were 2.07% and -4.96%, respectively; and the one year average annual total returns were -4.96%. The six month and one year cumulative total returns for the multi-cap supergroup average were -3.36% and -12.83%, respectively; and the one year average annual total returns were -12.83%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. David, how did the fund perform?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares returned -2.04%. To compare, the Standard & Poor's 500 Index and the Credit Suisse First Boston (CSFB) Leveraged Equity Index returned -5.68% and 1.36%, respectively, while the capital appreciation funds average tracked by Lipper Inc. returned -4.42%. For the 12 months that ended May 31, 2002, the fund's Institutional Class shares returned -8.54%, compared to -13.85% for the S&P 500, -19.59% for the CSFB index and -14.13% for the Lipper average.

Q. What factors influenced the fund's performance during the six-month period?

A. Among the factors that helped the fund beat the S&P 500 during the period were strong stock selection and a sector overweighting relative to the index in materials; stock selection and an underweighting in technology hardware and equipment; and stock selection in health care. It's important to remember, however, that my approach is not predicated on making sector bets against the index. Instead, my approach is bottom up. I examine one company at a time to determine whether or not it might be an attractive investment, looking to find companies that are using leverage to improve their results or competitive positioning. To that end, the fund lagged the CSFB Leveraged Equity Index due to the subpar performance of three of my largest holdings, satellite providers EchoStar Communications and Pegasus Communications, and wireless telephone services provider Nextel Communications. Leveraged company stocks, as measured by the CSFB index, offered slightly positive returns during the period. The fund was able to perform better than its peer average because many of the funds in the capital appreciation group carry similar characteristics to the S&P 500.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks performed well for the fund? Which disappointed?

A. Owens-Illinois, which manufactures packaging products, benefited from an increased investor appetite for companies poised to benefit from an improving economy. The firm also posted solid earnings growth and refinanced some of its debt. AMC Entertainment, which owns and operates movie theaters, also enjoyed positive earnings and paid down debt, solidifying the company's position as a leader in its market. Investors also rewarded credit services provider AmeriCredit for its strong earnings growth. Imax, which creates movies and provides projection and sound systems for giant-screen theaters, enjoyed improved liquidity through debt reduction and the success of its new "Space Station" film. I held this stock during the period but later sold it to take profits. As I mentioned above, EchoStar, Pegasus and Nextel proved to be disappointments. Even though EchoStar continued to execute well, its share price declined in sympathy with other media stocks and due to uncertainty about the firm's pending merger with GM Hughes. I maintained the large position in the company because I found the capital efficiency of the firm's business model to be attractive relative to that of its competitors. EchoStar also offered strong subscriber growth, cash flow and earnings growth. Pegasus stumbled due to concerns about the effects of the EchoStar-GM Hughes merger on its business. Despite the fact that the company executed well, Nextel suffered from concerns about potential competition and whether or not the firm could sustain its current debt load and finance an eventual upgrade of its telecom service system.

Q. The fund continued to hold a relatively large cash and short-term investments position, almost 15% of assets at the end of the period. Why was that?

A. I generally aim to hold between five and 10 percent of the fund in cash to meet cash flow needs. Against the backdrop of the past several months, however, it was a bit more difficult for me to find additional opportunities among companies using leverage effectively to improve their results. Therefore, I kept a bit more of the fund in cash, looking for continued improvement in the economy and corporate earnings results before investing it more fully.

Q. What's your outlook, David?

A. I'm cautiously optimistic at this point. Indications are that the economy should continue to improve through the rest of 2002. I've looked to structure the portfolio to benefit from such a scenario.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of May 31, 2002, more than $5 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on how a recovering economy could influence the fund:

"A recovering economy could help the performance of leveraged company stocks if higher growth in gross domestic product (GDP) translates into improved corporate earnings. Currently, it is not clear if that scenario will come to pass. If it does, leveraged companies could possibly benefit more than the overall market. That's because shares of companies with leveraged capital structures - the kinds of companies that issue high-yield, or junk, bonds - typically move more rapidly.

"Leverage can magnify the adverse or positive impact of political, regulatory, market or economic developments on a company. Companies can use the capital they raise through leverage to buy back stock to support their equity price or to make an acquisition that will help improve the company's profile. I look for companies that are purposefully using leverage to grow, augment or enhance their return on equity. My targets include companies with solid business prospects that are using leverage effectively. I aim to avoid those that use poor judgment to borrow in order to fund an ill-conceived idea. I'm looking for situations where a company's leverage is an attribute for its long-term growth, not a burden that weighs down its long-term prospects."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	9.6	9.9
Conoco, Inc.	4.3	4.0
Pathmark Stores, Inc.	4.0	2.3
American Financial Group, Inc., Ohio	3.4	5.4
Owens-Illinois, Inc.	3.3	8.4
American Standard Companies, Inc.	3.2	2.2
AMC Entertainment, Inc.	3.1	5.7
Markel Corp.	3.0	1.8
Western Gas Resources, Inc.	2.5	1.1
Freeport-McMoRan Copper & Gold, Inc. Class B	1.9	0.6
	38.3
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.3	26.7
Financials	11.5	9.0
Energy	11.3	7.5
Industrials	10.9	6.1
Materials	7.8	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 84.2%		Stocks 73.8%
	Bonds 1.2%		Bonds 1.3%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 14.6%		Short-Term Investments and Net Other Assets 24.7%
* Foreign investments	2.1%	** Foreign investments	0.6%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,100	$ 33,220
Hotels, Restaurants & Leisure - 0.0%
Friendly Ice Cream Corp. (a)	100	730
Household Durables - 0.5%
Foamex International, Inc. (a)	2,400	26,880
Leisure Equipment & Products - 1.8%
M&F Worldwide Corp. (a)	13,800	63,480
Mattel, Inc.	1,700	36,108
		99,588
Media - 18.7%
ACME Communications, Inc. (a)	760	7,790
Adelphia Communications Corp. Class A	11,300	7,910
AMC Entertainment, Inc. (a)	11,960	174,496
Cablevision Systems Corp. - NY Group Class A (a)	2,800	52,136
EchoStar Communications Corp. Class A (a)	21,290	536,294
Granite Broadcasting Corp. (non vtg.) (a)	30,000	98,700
Liberty Media Corp. Class A (a)	1,200	14,460
Pegasus Communications Corp. Class A (a)	60,200	84,882
Radio One, Inc. Class A (a)	900	19,917
Regal Entertainment Group Class A	100	2,380
UnitedGlobalCom, Inc. Class A (a)	10,400	48,152
		1,047,117
Multiline Retail - 1.5%
Big Lots, Inc. (a)	1,700	30,430
Dillard's, Inc. Class A	1,410	42,342
JCPenney Co., Inc.	500	12,230
		85,002
Textiles, Apparel & Lux. Goods - 1.3%
Perry Ellis International, Inc. (a)	4,100	68,470
Tropical Sportswear International Corp. (a)	100	2,580
		71,050
TOTAL CONSUMER DISCRETIONARY		1,363,587
CONSUMER STAPLES - 7.0%
Food & Drug Retailing - 5.3%
7-Eleven, Inc. (a)	8,600	72,240
Pathmark Stores, Inc. (a)	10,040	225,498
		297,738
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.6%
Dole Food Co., Inc.	500	$ 16,635
Fresh Del Monte Produce Inc.	700	16,996
		33,631
Personal Products - 1.1%
Revlon, Inc. Class A (a)	11,200	59,136
TOTAL CONSUMER STAPLES		390,505
ENERGY - 11.3%
Energy Equipment & Services - 3.2%
Grant Prideco, Inc. (a)	1,800	27,000
Grey Wolf, Inc. (a)	9,100	40,950
Helmerich & Payne, Inc.	600	22,920
Key Energy Services, Inc. (a)	1,500	16,500
Nabors Industries, Inc. (a)	1,000	43,900
Precision Drilling Corp. (a)	400	15,055
Rowan Companies, Inc.	500	12,850
		179,175
Oil & Gas - 8.1%
Conoco, Inc.	8,920	239,770
Equitable Resources, Inc.	500	18,010
Occidental Petroleum Corp.	600	17,916
Phillips Petroleum Co.	640	36,832
Western Gas Resources, Inc.	3,710	137,493
		450,021
TOTAL ENERGY		629,196
FINANCIALS - 11.5%
Banks - 0.8%
Wachovia Corp.	1,100	42,207
Diversified Financials - 1.1%
AmeriCredit Corp. (a)	1,000	35,100
Metris Companies, Inc.	1,700	25,024
		60,124
Insurance - 7.5%
American Financial Group, Inc., Ohio	7,200	192,528
Markel Corp. (a)	810	169,420
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Penn Treaty American Corp. (a)	10,900	$ 47,960
Vesta Insurance Group Corp.	2,700	11,475
		421,383
Real Estate - 2.1%
Equity Office Properties Trust	600	18,084
LNR Property Corp.	2,870	100,737
		118,821
TOTAL FINANCIALS		642,535
HEALTH CARE - 3.2%
Health Care Providers & Services - 3.2%
Hanger Orthopedic Group, Inc. (a)	3,700	55,130
Laboratory Corp. of America Holdings (a)	600	29,430
PacifiCare Health Systems, Inc. (a)	2,400	66,576
Quest Diagnostics, Inc. (a)	300	26,226
		177,362
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	500	50,300
Lockheed Martin Corp.	1,610	99,901
		150,201
Airlines - 0.8%
AMR Corp. (a)	800	16,760
Frontier Airlines, Inc. (a)	1,000	17,000
Northwest Airlines Corp. (a)	811	13,560
		47,320
Building Products - 3.2%
American Standard Companies, Inc. (a)	2,400	181,200
Commercial Services & Supplies - 0.4%
Republic Services, Inc. (a)	1,000	21,020
Industrial Conglomerates - 0.8%
Park-Ohio Holdings Corp. (a)	7,800	44,460
Machinery - 0.2%
Terex Corp. (a)	500	12,700
Marine - 1.0%
Teekay Shipping Corp.	1,400	55,888
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 1.8%
Kansas City Southern (a)	6,000	$ 99,420
TOTAL INDUSTRIALS		612,209
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.4%
Loral Space & Communications Ltd. (a)	11,500	22,770
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	800	12,816
Semiconductor Equipment & Products - 0.3%
ChipPAC, Inc. (a)	1,900	16,492
TOTAL INFORMATION TECHNOLOGY		52,078
MATERIALS - 7.8%
Chemicals - 0.2%
Georgia Gulf Corp.	200	4,460
Solutia, Inc.	610	4,972
		9,432
Containers & Packaging - 4.8%
Owens-Illinois, Inc. (a)	10,600	185,500
Packaging Corp. of America (a)	1,970	39,676
Sealed Air Corp.	400	17,900
Silgan Holdings, Inc. (a)	700	26,292
		269,368
Metals & Mining - 2.8%
Barrick Gold Corp.	500	10,905
Falconbridge Ltd.	2,800	36,198
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	5,370	106,058
Newmont Mining Corp. Holding Co.	100	3,121
		156,282
TOTAL MATERIALS		435,082
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.3%
Focal Communications Corp. (a)	7,603	27,599
Focal Communications Corp. warrants 12/14/07 (a)	22,678	0
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	21,200	$ 95,400
NTL, Inc. (a)	67,100	5,033
		128,032
Wireless Telecommunication Services - 2.6%
American Tower Corp. Class A (a)	5,000	19,000
Nextel Communications, Inc. Class A (a)	21,500	104,490
SpectraSite Holdings, Inc. (a)	66,000	25,080
		148,570
TOTAL TELECOMMUNICATION SERVICES		276,602
UTILITIES - 2.0%
Electric Utilities - 1.7%
AES Corp. (a)	4,500	29,475
CMS Energy Corp.	3,500	63,210
		92,685
Multi-Utilities & Unreg. Pwr - 0.3%
Western Resources, Inc.	1,000	16,930
TOTAL UTILITIES		109,615
TOTAL COMMON STOCKS (Cost $4,881,962)		4,688,771
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Granite Broadcasting Corp. $127.50 pay-in-kind (Cost $14,125)	25	16,250
Nonconvertible Bonds - 1.2%
Ratings (unaudited) (d)		Principal Amount
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
International Cabletel, Inc. 11.5% 2/1/06 (e)	Ca	$ 90,000	31,500
Nonconvertible Bonds - continued
Ratings (unaudited) (d)		Principal Amount	Value (Note 1)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. 8.625% 2/1/08	Ca	$ 20,000	$ 9,000
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
NEXTLINK Communications, Inc.:
0% 6/1/09 (c)(e)	Ca	160,000	8,000
0% 12/1/09 (c)(e)	Ca	180,000	8,550
NTL, Inc. 0% 4/1/08 (c)(e)	Ca	30,000	9,300
			25,850
TOTAL NONCONVERTIBLE BONDS (Cost $99,559)			66,350
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 1.85% (b) (Cost $721,681)	721,681	721,681
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $5,717,327)		5,493,052
NET OTHER ASSETS - 1.7%		95,581
NET ASSETS - 100%		$ 5,588,633
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(e) Non-income producing-issuer filed for bankruptcy or is in default of interest payments.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,095,967 and $6,200,647, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,674 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $5,846,691. Net unrealized depreciation aggregated $353,639, of which $640,541 related to appreciated investment securities and $994,180 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $665,000 all of which will expire on November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $5,717,327) - See accompanying schedule		$ 5,493,052
Cash		31,041
Foreign currency held at value (cost $3,660)		3,702
Receivable for investments sold		88,346
Receivable for fund shares sold		1,035
Dividends receivable		2,650
Interest receivable		2,239
Other receivables		672
Receivable from investment adviser for expense reductions		3,180
Total assets		5,625,917
Liabilities
Payable for investments purchased	$ 28,783
Distribution fees payable	3,241
Other payables and accrued expenses	5,260
Total liabilities		37,284
Net Assets		$ 5,588,633
Net Assets consist of:
Paid in capital		$ 6,240,398
Accumulated net investment (loss)		(35,561)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(391,880)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(224,324)
Net Assets		$ 5,588,633

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($880,364 ÷ 87,715 shares)	$ 10.04
Maximum offering price per share (100/94.25 of $10.04)	$ 10.65
Class T: Net Asset Value and redemption price per share ($1,525,550 ÷ 152,606 shares)	$ 10.00
Maximum offering price per share (100/96.50 of $10.00)	$ 10.36
Class B: Net Asset Value and offering price per share ($1,171,085 ÷ 118,000 shares) A	$ 9.92
Class C: Net Asset Value and offering price per share ($1,625,689 ÷ 163,636 shares) A	$ 9.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($385,945 ÷ 38,343 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 10,122
Interest		8,979
Total income		19,101
Expenses
Management fee	$ 17,918
Transfer agent fees	8,081
Distribution fees	19,359
Accounting fees and expenses	30,007
Non-interested trustees' compensation	10
Custodian fees and expenses	2,415
Registration fees	50,447
Audit	12,172
Legal	21
Miscellaneous	5,395
Total expenses before reductions	145,825
Expense reductions	(91,163)	54,662
Net investment income (loss)		(35,561)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	392,693
Foreign currency transactions	58
Futures contracts	5,705
Total net realized gain (loss)		398,456
Change in net unrealized appreciation (depreciation) on: Investment securities	(513,181)
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		(513,231)
Net gain (loss)		(114,775)
Net increase (decrease) in net assets resulting from operations		$ (150,336)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	December 27, 2000 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (35,561)	$ (21,851)
Net realized gain (loss)	398,456	(789,216)
Change in net unrealized appreciation (depreciation)	(513,231)	290,330
Net increase (decrease) in net assets resulting from operations	(150,336)	(520,737)
Share transactions - net increase (decrease)	431,961	5,827,745
Total increase (decrease) in net assets	281,625	5,307,008
Net Assets
Beginning of period	5,307,008	-
End of period (including accumulated net investment loss of $35,561 and $0, respectively)	$ 5,588,633	$ 5,307,008

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	-
Net realized and unrealized gain (loss)	(.18)	.26 F
Total from investment operations	(.22)	.26
Net asset value, end of period	$ 10.04	$ 10.26
Total ReturnB, C, D	(2.14)%	2.60%
Ratios to Average Net AssetsH
Expenses before expense reductions	4.65%A	5.73%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%A
Expenses net of all reductions	1.48%A	1.68%A
Net investment income (loss)	(.81)%A	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880	$ 769
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)
Net realized and unrealized gain (loss)	(.18)	.25 F
Total from investment operations	(.23)	.23
Net asset value, end of period	$ 10.00	$ 10.23
Total ReturnB, C, D	(2.25)%	2.30%
Ratios to Average Net AssetsH
Expenses before expense reductions	4.96%A	6.06%A
Expenses net of voluntary waivers, if any	2.00%A	2.00%A
Expenses net of all reductions	1.74%A	1.92%A
Net investment income (loss)	(1.07)%A	(.20)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,526	$ 1,473
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	(.18)	.25 F
Total from investment operations	(.26)	.18
Net asset value, end of period	$ 9.92	$ 10.18
Total ReturnB, C, D	(2.55)%	1.80%
Ratios to Average Net AssetsH
Expenses before expense reductions	5.50%A	6.58%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%A
Expenses net of all reductions	2.23%A	2.43%A
Net investment income (loss)	(1.57)%A	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,171	$ 919
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.07)
Net realized and unrealized gain (loss)	(.18)	.26 F
Total from investment operations	(.26)	.19
Net asset value, end of period	$ 9.93	$ 10.19
Total ReturnB, C, D	(2.55)%	1.90%
Ratios to Average Net AssetsH
Expenses before expense reductions	5.38%A	6.49%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%A
Expenses net of all reductions	2.24%A	2.43%A
Net investment income (loss)	(1.57)%A	(.71)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,626	$ 1,747
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 27, 2000 (commencement of operations) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.03
Net realized and unrealized gain (loss)	(.18)	.25 E
Total from investment operations	(.21)	.28
Net asset value, end of period	$ 10.07	$ 10.28
Total ReturnB, C	(2.04)%	2.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.33%A	5.47%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%A
Expenses net of all reductions	1.24%A	1.43%A
Net investment income (loss)	(.57)%A	.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 400
Portfolio turnover rate	281%A	289%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F For the period December 27, 2000 (commencement of operations) to November 30, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,423 increase to the cost of securities held and a corresponding increase

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,035	$ 259
Class T	.25%	.25%	4,038	520
Class B	.75%	.25%	5,830	4,629
Class C	.75%	.25%	8,456	4,344
			$ 19,359	$ 9,752

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 739	$ 628
Class T	860	402
Class B*	5,564	5,564
Class C*	8,852	8,852
	$ 16,015	$ 15,446

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,047	.25*
Class T	2,530	.31*
Class B	2,098	.36*
Class C	2,035	.24*
Institutional Class	371	.19*
	$ 8,081

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,042 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,021
Class T	2.00%	23,920
Class B	2.50%	17,543
Class C	2.50%	24,461
Institutional Class	1.50%	5,629
		$ 83,574

Certain security trades were directed to brokers who paid $7,538 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $51.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2002	Year ended November 30, 2001 A	Six months ended May 31, 2002	Year ended November 30, 2001 A

Class A Shares sold	21,368	117,051	$ 223,139	$ 1,244,323
Shares redeemed	(8,565)	(42,139)	(89,095)	(404,081)
Net increase (decrease)	12,803	74,912	$ 134,044	$ 840,242
Class T Shares sold	37,110	155,696	$ 391,170	$ 1,650,462
Shares redeemed	(28,447)	(11,753)	(293,454)	(114,207)
Net increase (decrease)	8,663	143,943	$ 97,716	$ 1,536,255
Class B Shares sold	59,021	118,661	$ 600,656	$ 1,263,321
Shares redeemed	(31,277)	(28,405)	(325,236)	(283,947)
Net increase (decrease)	27,744	90,256	$ 275,420	$ 979,374
Class C Shares sold	31,521	300,917	$ 325,393	$ 3,340,150
Shares redeemed	(39,293)	(129,509)	(394,842)	(1,282,268)
Net increase (decrease)	(7,772)	171,408	$ (69,449)	$ 2,057,882
Institutional Class Shares sold	337	54,252	$ 3,500	$ 582,279
Shares redeemed	(890)	(15,356)	(9,270)	(168,287)
Net increase (decrease)	(553)	38,896	$ (5,770)	$ 413,992

A Share transactions for each class are for the period December 27, 2000 (commencement of operations) to November 30, 2001.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALSFI-SANN-0702 157576
1.759103.101

LOGO (Registered Trademark)Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Small Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Small Cap - CL A	5.35%	-7.99%	82.66%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	-0.71%	-13.28%	72.16%
Russell 2000 ®	6.46%	-0.50%	45.21%
Small Cap Funds Average	4.14%	-3.09%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,063 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL A	-7.99%	17.55%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	-13.28%	15.70%
Russell 2000	-0.50%	10.53%
Small Cap Funds Average	-3.09%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Class A on September 9, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $17,216 - a 72.16% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,521 - a 45.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative returns for the small-cap core funds average were 8.40% and 3.55%, respectively; and the one year average annual total return was 3.55%. The six month and one year cumulative returns for the small-cap supergroup average were 5.12% and -1.08%, respectively; and the one year average total return was -1.08%.

Semiannual Report

Fidelity Advisor Small Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	5.21%	-8.25%	80.86%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	1.53%	-11.46%	74.53%
Russell 2000	6.46%	-0.50%	45.21%
Small Cap Funds Average	4.14%	-3.09%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,063 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	-8.25%	17.24%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	-11.46%	16.12%
Russell 2000	-0.50%	10.53%
Small Cap Funds Average	-3.09%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class T on September 9, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $17,453 - a 74.53% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,521 - a 45.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative returns for the small-cap core funds average were 8.40% and 3.55%, respectively; and the one year average annual total return was 3.55%. The six month and one year cumulative returns for the small-cap supergroup average were 5.12% and -1.08%, respectively; the one year average annual return was -1.08%.

Semainnual Report

Fidelity Advisor Small Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	4.92%	-8.73%	77.27%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	-0.08%	-13.29%	74.27%
Russell 2000	6.46%	-0.50%	45.21%
Small Cap Funds Average	4.14%	-3.09%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,063 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	-8.73%	16.61%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	-13.29%	16.08%
Russell 2000	-0.50%	10.53%
Small Cap Funds Average	-3.09%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class B on September 9, 1998, when the fund started. As the chart shows, by May 31, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $17,427 - a 74.27% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,521 - a 45.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative returns for the small-cap core funds average were 8.40% and 3.55%, respectively; and the one year average annual total return was 3.55%. The six month and one year cumulative returns for the small-cap supergroup average were 5.12% and -1.08%, respectively; the one year average annual return was -1.08%.

Semiannual Report

Fidelity Advisor Small Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	4.91%	-8.70%	77.88%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	3.91%	-9.61%	77.88%
Russell 2000	6.46%	-0.50%	45.21%
Small Cap Funds Average	4.14%	-3.09%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,063 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	-8.70%	16.72%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	-9.61%	16.72%
Russell 2000	-0.50%	10.53%
Small Cap Funds Average	-3.09%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class C on September 9, 1998, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $17,788 - a 77.88% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,521 - a 45.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative returns for the small-cap core funds average were 8.40% and 3.55%, respectively; and the one year average annual total return was 3.55%. The six month and one year cumulative returns for the small-cap supergroup average were 5.12% and -1.08%, respectively; the one year average annual return was -1.08%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the six months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 5.35%, 5.21%, 4.92% and 4.91%, respectively. The Russell 2000 Index returned 6.46%, while the small cap funds average, as tracked by Lipper Inc., returned 4.14%. For the 12 months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -7.99%, -8.25%, -8.73% and -8.70%, respectively. The Russell 2000 and peer group average returned -0.50% and -3.09%, respectively.

Q. What factors influenced the fund's six-month performance?

A. Small-cap stocks - especially those with simple business models - fell into favor among investors after several large-cap conglomerates suffered serious setbacks. Since simplicity is something I tend to look for in a company, the fund benefited accordingly. Investors also may have been buoyed by the fact that small-cap growth stocks have performed quite well coming out of the last five recessions. Within the portfolio, good stock picking in the consumer staples group helped performance, as did a de-emphasis on health stocks. On the negative side, I could have done a much better job of picking health stocks, and I should have owned more financials.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Consumer-oriented stocks accounted for around 40% of the fund's assets at the end of the period. What attracted you?

A. The amazing resiliency of the American consumer. With all that has occurred over the past year or so, consumer demand in the U.S. remained strong, especially with staples such as food and beverages. The fund's top food performer during the period was American Italian Pasta, which continued to gain market share through key acquisitions. At the end of the period, the company accounted for approximately 25% of the U.S. dry pasta market. Other food companies that performed well included Fresh Del Monte Produce and Dole Food.

Q. Can you take us through your strategy on health care?

A. I changed my tune a bit compared to past periods. Traditionally, many of the small-cap health companies I've invested in have had a biotechnology or medical device flavor to them. These companies typically require significant amounts of capital to launch new products and build sales forces and, since the market environment during this period wasn't conducive to capital-raising, I lowered the fund's exposure to these stocks. Unfortunately, while the shift away from these stocks helped the fund, the health stocks we did own during the period - including biotech names Human Genome Sciences and MedImmune - hurt. In the end, the fund's underweighting in health was a positive, but my stock picking could have been much better. The fund did not own positions in Human Genome Sciences or MedImmune at the end of the period.

Q. The fund's less-than-index weighting in financial stocks detracted from performance. Why?

A. I underweighted finance stocks mostly because I felt that any upswing in the economy would trigger a hike in interest rates. What I didn't anticipate, however, was that small-cap value stocks would be so in demand. Finance stocks are well-represented within the small-cap value sphere, and many performed well as a result.

Q. Which individual stocks contributed positively to performance? Which others were disappointments?

A. The fund continued to realize terrific results from Lennar, a leading U.S. homebuilder. LNR Property Corp., which is the mortgage banking arm of Lennar, also fared well. Other good performers included Brunswick, which benefited from steady boat sales, and Radio One, an urban radio operator that rose on the heels of increased listenership and improved advertising trends. The fund's worst stock during the period was auto salvager Copart. The company auctions off wrecked cars, but its business slowed due to the lack of inclement weather, which led to fewer car mishaps. Mettler-Toledo - which makes measuring instruments for drug and biotech companies - also disappointed.

Q. What's your outlook, Harry?

A. I can't remember the last time I wrote to shareholders without talking about technology stocks, but they really didn't play much of a role during the period - despite being the fund's second-largest group exposure. If the economy starts to pick up, I may pursue more opportunities in tech, particularly in semiconductors. For the time being, though, I'll most likely remain focused on consumer staples and nondurables.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of May 31, 2002, more than $1.4 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange offers a few more thoughts on U.S. consumer strength:

"If you look at overall corporate spending versus individual spending over the past year-plus, it's easy to see why the economy has been sluggish. Companies aren't spending money. While the market has certainly provided a very bumpy ride for many of us, it could have been much worse without ´old reliable' - also known as the American consumer.

"What's behind the strong consumer trends? Personally, I think a lot of Americans went into a ´nesting' mode following the tragedies last September, and decided to splurge a little more to make their personal time more enjoyable. People decided to buy that boat from Brunswick, for example, sooner rather than later. Another stock that did well for the fund was Sharper Image, a retail chain that specializes in unique, high-end electronic gadgets.

"New home sales also remained strong, and the rate at which new households are forming suggests that there is still more growth to be had. Homebuilders such as Lennar and D.R. Horton have benefited significantly from the housing boom. What's more, increased commercial construction sets off a domino effect with other industries. For instance, the fund has a sizable stake in gravel company Florida Rock Industries, which, in addition to serving commercial customers, also may stand to benefit from being an active participant in Florida's highway projects."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	5.4	4.7
Brunswick Corp.	3.9	3.4
Mettler-Toledo International, Inc.	3.9	5.1
LNR Property Corp.	3.9	3.7
Waste Connections, Inc.	3.8	2.1
Lennar Corp.	3.7	2.9
Florida Rock Industries, Inc.	3.0	1.9
Copart, Inc.	2.7	5.6
MPS Group, Inc.	2.1	0.7
Robert Mondavi Corp. Class A	2.0	2.2
	34.4
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.9	28.7
Information Technology	18.0	21.9
Industrials	16.5	13.1
Consumer Staples	13.1	9.5
Financials	8.1	6.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 95.9%		Stocks 93.2%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	4.0%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.9%
Distributors - 1.7%
Handleman Co. (a)(c)	2,100,400	$ 25,205
Hotels, Restaurants & Leisure - 0.1%
Bally Total Fitness Holding Corp. (a)	22,800	471
Benihana, Inc. Class A (a)	80,000	1,624
		2,095
Household Durables - 5.5%
A.T. Cross & Co. Class A (a)	321,300	2,410
Beazer Homes USA, Inc. (a)	45,000	3,520
D.R. Horton, Inc.	512,970	12,578
Helen of Troy Corp. (a)	243,700	3,214
Lennar Corp.	985,000	53,899
Mohawk Industries, Inc. (a)	70,395	4,612
		80,233
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,180,900	13,273
dELiA*s Corp. Class A (a)	845,000	5,138
Insight Enterprises, Inc. (a)	350,000	9,258
		27,669
Leisure Equipment & Products - 4.6%
Brunswick Corp.	2,150,600	57,206
Callaway Golf Co.	329,000	5,517
MarineMax, Inc. (a)	306,100	3,689
		66,412
Media - 3.2%
Capital Radio PLC	337,435	3,537
Hispanic Broadcasting Corp. (a)	100,000	2,496
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	665,400	9,801
Radio One, Inc.:
Class A (a)	541,000	11,972
Class D (non-vtg.) (a)	882,000	19,139
Scottish Radio Holdings PLC	5,610	79
		47,024
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	11,100
Specialty Retail - 7.3%
Barbeques Galore Ltd. sponsored ADR (a)	50,000	170
Christopher & Banks Corp. (a)	100,000	3,978
Copart, Inc. (a)	2,361,250	38,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	20,000	$ 388
PETCO Animal Supplies, Inc.	100,000	2,556
PETsMART, Inc. (a)	100,000	1,644
SAZABY, Inc.	450,000	11,260
Sharper Image Corp. (a)(c)	1,163,700	22,040
Limited Brands, Inc.	660,000	13,853
Too, Inc. (a)	100,000	3,060
Yamada Denki Co. Ltd.	100,000	9,076
		106,820
Textiles, Apparel & Lux. Goods - 1.8%
Liz Claiborne, Inc.	820,000	25,117
Tropical Sportswear International Corp. (a)	50,000	1,290
		26,407
TOTAL CONSUMER DISCRETIONARY		392,965
CONSUMER STAPLES - 13.1%
Beverages - 2.1%
Golden State Vintners, Inc. Class B (a)(c)	378,500	1,495
Robert Mondavi Corp. Class A (a)(c)	799,900	28,756
		30,251
Food & Drug Retailing - 1.2%
Whole Foods Market, Inc. (a)	350,000	17,910
Food Products - 9.7%
American Italian Pasta Co. Class A (a)(c)	1,601,400	78,551
Dean Foods Co. (a)	652,000	23,798
Dole Food Co., Inc.	600,000	19,962
Fresh Del Monte Produce Inc.	700,000	16,996
Sanderson Farms, Inc.	73,513	1,911
		141,218
Personal Products - 0.1%
Herbalife International, Inc. Class A	80,000	1,538
TOTAL CONSUMER STAPLES		190,917
ENERGY - 3.4%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	560,000	21,011
Carbo Ceramics, Inc.	250,000	8,625
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	300,000	$ 2,237
Nabors Industries, Inc. (a)	100,000	4,390
Rowan Companies, Inc.	230,000	5,911
Smith International, Inc. (a)	60,000	4,403
		46,577
Oil & Gas - 0.2%
Premcor, Inc.	100,000	2,690
TOTAL ENERGY		49,267
FINANCIALS - 8.1%
Banks - 1.8%
Investors Financial Services Corp.	1,200	93
Silicon Valley Bancshares (a)	541,440	16,850
Texas Regional Bancshares, Inc. Class A	200,000	9,380
		26,323
Diversified Financials - 0.4%
E*TRADE Group, Inc. (a)	20,000	124
iDine Rewards Network, Inc. (e)	200,000	1,858
Waddell & Reed Financial, Inc. Class A	150,000	3,705
		5,687
Insurance - 0.7%
Markel Corp. (a)	20,000	4,183
Ohio Casualty Corp. (a)	100,000	2,091
The PMI Group, Inc.	30,000	2,568
UICI (a)	50,000	883
		9,725
Real Estate - 5.2%
Alexandria Real Estate Equities, Inc.	220,000	10,230
Apartment Investment & Management Co. Class A	73,740	3,435
CBL & Associates Properties, Inc.	54,677	2,067
CenterPoint Properties Trust (SBI)	11,820	674
Duke Realty Corp.	29,580	800
Home Properties of New York, Inc.	2,639	93
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. (c)	1,602,600	$ 56,251
Reckson Associates Realty Corp.	100,000	2,515
		76,065
TOTAL FINANCIALS		117,800
HEALTH CARE - 3.3%
Biotechnology - 0.9%
Charles River Labs International, Inc. (a)	100,000	3,675
Exelixis, Inc. (a)	200,000	1,550
Medarex, Inc. (a)	800,000	8,024
		13,249
Health Care Equipment & Supplies - 0.5%
Cooper Companies, Inc.	48,000	2,400
Hologic, Inc. (a)	100,000	1,650
Isolyser, Inc. (a)	38,500	112
Medical Action Industries, Inc. (a)	294,800	3,759
		7,921
Health Care Providers & Services - 1.6%
Advisory Board Co.	500	18
Caremark Rx, Inc. (a)	21,900	424
Patterson Dental Co. (a)	230,300	11,609
Priority Healthcare Corp. Class B (a)	350,000	8,876
Syncor International Corp. (a)	100,000	3,105
		24,032
Pharmaceuticals - 0.3%
aaiPharma, Inc. (a)	180,000	3,622
TOTAL HEALTH CARE		48,824
INDUSTRIALS - 16.5%
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	3,170
Building Products - 0.2%
Lamson & Sessions Co. (a)	100,000	490
York International Corp.	50,000	1,773
		2,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 9.8%
ChoicePoint, Inc. (a)	142,767	$ 8,510
eFunds Corp. (a)	753,500	10,413
Exult, Inc. (a)	300,000	2,085
Korn/Ferry International (a)	828,700	8,884
Labor Ready, Inc. (a)	300,000	2,664
MPS Group, Inc. (a)	3,780,000	31,223
Pegasus Solutions, Inc. (a)	480,490	7,087
Republic Services, Inc. (a)	839,700	17,650
Waste Connections, Inc. (a)(c)	1,627,300	55,263
		143,779
Electrical Equipment - 0.7%
AstroPower, Inc. (a)	300,000	9,867
Manufacturers Services Ltd. (a)	162,600	834
		10,701
Machinery - 3.1%
Actuant Corp. Class A (a)	300,000	11,970
Albany International Corp. Class A	100,000	2,605
Astec Industries, Inc. (a)	394,128	6,613
Oshkosh Truck Co.	400,000	23,880
		45,068
Marine - 2.0%
Teekay Shipping Corp.	638,090	25,473
Tsakos Energy Navigation Ltd.	196,000	3,165
		28,638
Trading Companies & Distributors - 0.5%
Fastenal Co.	200,000	7,902
TOTAL INDUSTRIALS		241,521
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.5%
Cable Design Technologies Corp. (a)	1,552,500	18,009
Lucent Technologies, Inc.	14,867	69
Terayon Communication Systems, Inc. (a)	1,234,800	3,507
		21,585
Computers & Peripherals - 0.5%
Drexler Technology Corp. (a)	350,000	7,186
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 8.0%
Amphenol Corp. Class A (a)	300,000	$ 13,485
Anixter International, Inc. (a)	200,000	5,630
Avnet, Inc.	73,719	1,705
Benchmark Electronics, Inc. (a)	600,000	18,000
Mettler-Toledo International, Inc. (a)	1,400,000	56,910
Millipore Corp.	501,070	19,832
Vishay Intertechnology, Inc. (a)	70,881	1,741
		117,303
Internet Software & Services - 0.7%
Chordiant Software, Inc. (a)	1,000,000	3,080
CNET Networks, Inc. (a)	1,000,000	3,100
Digitas, Inc. (a)	200,000	804
HomeStore, Inc. (a)	150,000	311
Hotels.com Class A (a)	50,000	2,395
Vignette Corp. (a)	15,400	32
		9,722
IT Consulting & Services - 0.5%
KPMG Consulting, Inc. (a)	500,000	7,770
Semiconductor Equipment & Products - 5.8%
ASE Test Ltd. (a)	200,000	2,546
Cymer, Inc. (a)	100,000	4,323
Integrated Circuit Systems, Inc. (a)	558,700	11,643
International Rectifier Corp. (a)	143,250	6,728
Intersil Corp. Class A (a)	310,000	7,446
Jenoptik AG	56,650	1,099
LAM Research Corp. (a)	200,000	4,548
LTX Corp. (a)	300,000	5,067
Microchip Technology, Inc. (a)	133,447	3,990
MKS Instruments, Inc. (a)	150,000	4,605
Monolithic System Technology, Inc.	27,500	373
Mykrolis Corp.	339,130	4,578
Oak Technology, Inc. (a)	1,100,000	14,234
PDF Solutions, Inc.	13,400	137
Photronics, Inc. (a)	100,000	2,287
Semtech Corp. (a)	235,280	7,736
Silicon Laboratories, Inc. (a)	156,100	3,728
		85,068
Software - 1.0%
Actuate Corp. (a)	100,000	575
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Numerical Technologies, Inc. (a)	66,900	$ 529
Pumatech, Inc. (d)	55,200	37
RadiSys Corp. (a)	570,000	7,410
Vastera, Inc. (a)	934,800	5,562
		14,113
TOTAL INFORMATION TECHNOLOGY		262,747
MATERIALS - 6.1%
Chemicals - 0.4%
Ferro Corp.	100,000	2,939
OM Group, Inc.	21,500	1,410
Omnova Solutions, Inc.	100,000	856
		5,205
Construction Materials - 4.9%
Florida Rock Industries, Inc.	1,136,465	43,868
Martin Marietta Materials, Inc.	679,400	27,176
		71,044
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	224
Metals & Mining - 0.7%
Arch Coal, Inc.	100,000	2,350
Cleveland-Cliffs, Inc.	200,000	5,718
Oregon Steel Mills, Inc. (a)	200,000	1,120
Placer Dome, Inc.	93,590	1,280
		10,468
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	1,490
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	396
		1,886
TOTAL MATERIALS		88,827
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (e)	4,400	1
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Triton PCS Holdings, Inc. Class A (a)	100,000	$ 1,020
TOTAL TELECOMMUNICATION SERVICES		1,021
UTILITIES - 0.4%
Electric Utilities - 0.4%
Black Hills Corp.	177,900	6,299
TOTAL COMMON STOCKS (Cost $1,219,213)		1,400,188
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.85% (b) (Cost $88,208)	88,208,115	88,208
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,307,545)		1,488,403
NET OTHER ASSETS - (2.0)%		(28,682)
NET ASSETS - 100%		$ 1,459,721
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
iDine Rewards Network, Inc.	5/28/02	$ 1,900
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $443,727,000 and $280,040,000.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,866,000 or 0.1% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,307,606,000. Net unrealized appreciation aggregated $180,797,000, of which $304,012,000 related to appreciated investment securities and $123,215,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $153,964,000 of which $2,487,000 and $151,477,000 will expire on November 30, 2008 and 2009, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $20,055,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,828) (cost $1,307,545) - See accompanying schedule		$ 1,488,403
Receivable for investments sold		4,156
Dividends receivable		576
Interest receivable		113
Total assets		1,493,248
Liabilities
Payable for investments purchased	$ 2,674
Payable for fund shares redeemed	6,290
Accrued management fee	906
Distribution fees payable	788
Other payables and accrued expenses	318
Collateral on securities loaned, at value	22,551
Total liabilities		33,527
Net Assets		$ 1,459,721
Net Assets consist of:
Paid in capital		$ 1,438,618
Accumulated net investment (loss)		(8,544)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(151,218)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		180,865
Net Assets		$ 1,459,721

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,425 ÷ 7,414 shares)	$ 17.73
Maximum offering price per share (100/94.25 of $17.73)	$ 18.81
Class T: Net Asset Value and redemption price per share ($716,268 ÷ 40,766 shares)	$ 17.57
Maximum offering price per share (100/96.50 of $17.57)	$ 18.21
Class B: Net Asset Value and offering price per share ($304,053 ÷ 17,617 shares) A	$ 17.26
Class C: Net Asset Value and offering price per share ($230,424 ÷ 13,300 shares) A	$ 17.32
Institutional Class: Net Asset Value, offering price and redemption price per share ($77,551 ÷ 4,329 shares)	$ 17.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends (including $40 received from affiliated issuers)		$ 2,577
Interest		916
Security lending		115
Total income		3,608
Expenses
Management fee	$ 5,139
Transfer agent fees	2,212
Distribution fees	4,499
Accounting and security lending fees	177
Non-interested trustees' compensation	2
Custodian fees and expenses	24
Registration fees	66
Audit	15
Legal	5
Miscellaneous	203
Total expenses before reductions	12,342
Expense reductions	(157)	12,185
Net investment income (loss)		(8,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(663) on sales of investments in affiliated issuers)	25,236
Foreign currency transactions	(1)
Total net realized gain (loss)		25,235
Change in net unrealized appreciation (depreciation) on: Investment securities	45,276
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		45,283
Net gain (loss)		70,518
Net increase (decrease) in net assets resulting from operations		$ 61,941

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,577)	$ (11,181)
Net realized gain (loss)	25,235	(148,338)
Change in net unrealized appreciation (depreciation)	45,283	99,570
Net increase (decrease) in net assets resulting from operations	61,941	(59,949)
Share transactions - net increase (decrease)	146,754	16,158
Total increase (decrease) in net assets	208,695	(43,791)
Net Assets
Beginning of period	1,251,026	1,294,817
End of period (including accumulated net investment loss of $8,544 and undistributed net investment income of $33, respectively)	$ 1,459,721	$ 1,251,026

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	.98	(.56)	(1.69)	7.63	2.36
Total from investment operations	.90	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 17.73	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	5.35%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.37% A	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.37% A	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.35% A	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(.84)% A	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	.97	(.55)	(1.69)	7.61	2.36
Total from investment operations	.87	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 17.57	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	5.21%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.61% A	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.61% A	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.59% A	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.08)% A	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 716	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.95	(.54)	(1.66)	7.58	2.34
Total from investment operations	.81	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 17.26	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	4.92%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.14% A	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.14% A	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.12% A	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.61)% A	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.95	(.54)	(1.66)	7.60	2.37
Total from investment operations	.81	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 17.32	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	4.91%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.10% A	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.10% A	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.08% A	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.57)% A	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	.98	(.57)	(1.70)	7.63	2.35
Total from investment operations	.94	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 17.91	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	5.54%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.99% A	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	.99% A	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.97% A	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.46)% A	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. F Investment income per share reflects a special dividend which amounted to $.01 per share. G For the period September 9, 1998 (commencement of operations) to November 30, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 154	$ 1
Class T	.25%	.25%	1,726	12
Class B	.75%	.25%	1,490	1,118
Class C	.75%	.25%	1,129	204
			$ 4,499	$ 1,335

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 203	$ 84
Class T	235	77
Class B*	406	406
Class C*	15	15
	$ 859	$ 582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 201	.33 *
Class T	1,079	.31 *
Class B	518	.35 *
Class C	343	.30 *
Institutional Class	71	.20 *
	$ 2,212

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,100 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $156, of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	2,264	2,782	$ 40,674	$ 49,328
Shares redeemed	(1,067)	(2,505)	(19,174)	(44,070)
Net increase (decrease)	1,197	277	$ 21,500	$ 5,258
Class T Shares sold	8,689	13,859	$ 154,779	$ 247,143
Shares redeemed	(4,536)	(13,209)	(80,546)	(232,273)
Net increase (decrease)	4,153	650	$ 74,233	$ 14,870
Class B Shares sold	2,779	3,368	$ 48,730	$ 58,897
Shares redeemed	(1,611)	(3,573)	(28,119)	(61,196)
Net increase (decrease)	1,168	(205)	$ 20,611	$ (2,299)
Class C Shares sold	2,596	4,193	$ 45,759	$ 74,685
Shares redeemed	(1,645)	(4,615)	(28,826)	(80,239)
Net increase (decrease)	951	(422)	$ 16,933	$ (5,554)
Institutional Class Shares sold	1,472	2,479	$ 26,589	$ 44,310
Shares redeemed	(721)	(2,280)	(13,112)	(40,427)
Net increase (decrease)	751	199	$ 13,477	$ 3,883

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 78,551
Golden State Vintners, Inc. Class B	-	-	-	1,495
Handleman Co.	6,523	2,707	-	25,205
LNR Property Corp.	83	-	40	56,251
Robert Mondavi Corp. Class A	-	-	-	28,756
Sharper Image Corp.	-	650	-	22,040
Waste Connections, Inc.	-	-	-	55,263
TOTALS	$ 6,606	$ 3,357	$ 40	$ 267,561

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	529,380,655.99	89.807
Against	30,119,507.21	5.110
Abstain	29,962,186.76	5.083
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54
PROPOSAL 2
To elect the following thirteen nominees as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	712,576,149.92	98.329
Withheld	12,106,296.58	1.671
TOTAL	724,682,446.50	100.000
Ralph F. Cox
Affirmative	712,556,690.37	98.327
Withheld	12,125,756.13	1.673
TOTAL	724,682,446.50	100.000
Phyllis Burke Davis
Affirmative	712,294,236.61	98.291
Withheld	12,388,209.89	1.709
TOTAL	724,682,446.50	100.000
Robert M. Gates
Affirmative	712,470,482.34	98.315
Withheld	12,211,964.16	1.685
TOTAL	724,682,446.50	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	712,242,959.67	98.283
Withheld	12,439,486.83	1.717
TOTAL	724,682,446.50	100.000
Edward C. Johnson 3d
Affirmative	712,034,762.22	98.255
Withheld	12,647,684.28	1.745
TOTAL	724,682,446.50	100.000
Donald J. Kirk
Affirmative	712,567,220.72	98.328
Withheld	12,115,225.78	1.672
TOTAL	724,682,446.50	100.000
Marie L. Knowles
Affirmative	712,416,523.80	98.307
Withheld	12,265,922.70	1.693
TOTAL	724,682,446.50	100.000
Ned C. Lautenbach
Affirmative	712,573,863.58	98.329
Withheld	12,108,582.92	1.671
TOTAL	724,682,446.50	100.000
Peter S. Lynch
Affirmative	712,694,166.27	98.346
Withheld	11,988,280.23	1.654
TOTAL	724,682,446.50	100.000
Marvin L. Mann
Affirmative	712,445,571.24	98.311
Withheld	12,236,875.26	1.689
TOTAL	724,682,446.50	100.000
William O. McCoy
Affirmative	712,583,552.00	98.330
Withheld	12,098,894.50	1.670
TOTAL	724,682,446.50	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	712,174,172.55	98.274
Withheld	12,508,273.95	1.726
TOTAL	724,682,446.50	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	685,973,987.83	94.659
Against	13,698,755.23	1.890
Abstain	25,009,703.44	3.451
TOTAL	724,682,446.50	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	532,725,077.12	90.375
Against	21,455,127.78	3.640
Abstain	35,282,145.06	5.985
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	529,735,318.66	89.868
Against	24,210,506.22	4.107
Abstain	35,516,525.08	6.025
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASCF-SANN-0702 157387
1.721218.103

LOGO (Registered Trademark)Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Small Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Small Cap - Inst CL	5.54%	-7.68%	84.77%
Russell 2000®	6.46%	-0.50%	45.21%
Small Cap Funds Average	4.14%	-3.09%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,063 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - Inst CL	-7.68%	17.91%
Russell 2000	-0.50%	10.53%
Small Cap Funds Average	-3.09%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Institutional Class on September 9, 1998, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $18,477 - an 84.77% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,521 - a 45.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month and one year cumulative returns for the small-cap core funds average were 8.40% and 3.55%, respectively; and the one year average annual total return was 3.55%. The six month and one year cumulative returns for the small-cap supergroup average were 5.12% and -1.08%, respectively; the one year average annual return was -1.08%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares returned 5.54%. The Russell 2000 Index returned 6.46% during the same period, while the small cap funds average, as tracked by Lipper Inc., returned 4.14%. For the 12 months that ended May 31, 2002, the fund's Institutional Class shares returned -7.68%. The Russell 2000 and peer group average returned -0.50% and -3.09%, respectively.

Q. What factors influenced the fund's six-month performance?

A. Small-cap stocks - especially those with simple business models - fell into favor among investors after several large-cap conglomerates suffered serious setbacks. Since simplicity is something I tend to look for in a company, the fund benefited accordingly. Investors also may have been buoyed by the fact that small-cap growth stocks have performed quite well coming out of the last five recessions. Within the portfolio, good stock picking in the consumer staples group helped performance, as did a de-emphasis on health stocks. On the negative side, I could have done a much better job of picking health stocks, and I should have owned more financials.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Consumer-oriented stocks accounted for around 40% of the fund's assets at the end of the period. What attracted you?

A. The amazing resiliency of the American consumer. With all that has occurred over the past year or so, consumer demand in the U.S. remained strong, especially with staples such as food and beverages. The fund's top food performer during the period was American Italian Pasta, which continued to gain market share through key acquisitions. At the end of the period, the company accounted for approximately 25% of the U.S. dry pasta market. Other food companies that performed well included Fresh Del Monte Produce and Dole Food.

Q. Can you take us through your strategy on health care?

A. I changed my tune a bit compared to past periods. Traditionally, many of the small-cap health companies I've invested in have had a biotechnology or medical device flavor to them. These companies typically require significant amounts of capital to launch new products and build sales forces and, since the market environment during this period wasn't conducive to capital-raising, I lowered the fund's exposure to these stocks. Unfortunately, while the shift away from these stocks helped the fund, the health stocks we did own during the period - including biotech names Human Genome Sciences and MedImmune - hurt. In the end, the fund's underweighting in health was a positive, but my stock picking could have been much better. The fund did not own positions in Human Genome Sciences or MedImmune at the end of the period.

Q. The fund's less-than-index weighting in financial stocks detracted from performance. Why?

A. I underweighted finance stocks mostly because I felt that any upswing in the economy would trigger a hike in interest rates. What I didn't anticipate, however, was that small-cap value stocks would be so in demand. Finance stocks are well-represented within the small-cap value sphere, and many performed well as a result.

Q. Which individual stocks contributed positively to performance? Which others were disappointments?

A. The fund continued to realize terrific results from Lennar, a leading U.S. homebuilder. LNR Property Corp., which is the mortgage banking arm of Lennar, also fared well. Other good performers included Brunswick, which benefited from steady boat sales, and Radio One, an urban radio operator that rose on the heels of increased listenership and improved advertising trends. The fund's worst stock during the period was auto salvager Copart. The company auctions off wrecked cars, but its business slowed due to the lack of inclement weather, which led to fewer car mishaps. Mettler-Toledo - which makes measuring instruments for drug and biotech companies - also disappointed.

Q. What's your outlook, Harry?

A. I can't remember the last time I wrote to shareholders without talking about technology stocks, but they really didn't play much of a role during the period - despite being the fund's second-largest group exposure. If the economy starts to pick up, I may pursue more opportunities in tech, particularly in semiconductors. For the time being, though, I'll most likely remain focused on consumer staples and nondurables.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of May 31, 2002, more than $1.4 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange offers a few more thoughts on U.S. consumer strength:

"If you look at overall corporate spending versus individual spending over the past year-plus, it's easy to see why the economy has been sluggish. Companies aren't spending money. While the market has certainly provided a very bumpy ride for many of us, it could have been much worse without ´old reliable' - also known as the American consumer.

"What's behind the strong consumer trends? Personally, I think a lot of Americans went into a ´nesting' mode following the tragedies last September, and decided to splurge a little more to make their personal time more enjoyable. People decided to buy that boat from Brunswick, for example, sooner rather than later. Another stock that did well for the fund was Sharper Image, a retail chain that specializes in unique, high-end electronic gadgets.

"New home sales also remained strong, and the rate at which new households are forming suggests that there is still more growth to be had. Homebuilders such as Lennar and D.R. Horton have benefited significantly from the housing boom. What's more, increased commercial construction sets off a domino effect with other industries. For instance, the fund has a sizable stake in gravel company Florida Rock Industries, which, in addition to serving commercial customers, also may stand to benefit from being an active participant in Florida's highway projects."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	5.4	4.7
Brunswick Corp.	3.9	3.4
Mettler-Toledo International, Inc.	3.9	5.1
LNR Property Corp.	3.9	3.7
Waste Connections, Inc.	3.8	2.1
Lennar Corp.	3.7	2.9
Florida Rock Industries, Inc.	3.0	1.9
Copart, Inc.	2.7	5.6
MPS Group, Inc.	2.1	0.7
Robert Mondavi Corp. Class A	2.0	2.2
	34.4
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.9	28.7
Information Technology	18.0	21.9
Industrials	16.5	13.1
Consumer Staples	13.1	9.5
Financials	8.1	6.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 95.9%		Stocks 93.2%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	4.0%	** Foreign investments	4.0%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.9%
Distributors - 1.7%
Handleman Co. (a)(c)	2,100,400	$ 25,205
Hotels, Restaurants & Leisure - 0.1%
Bally Total Fitness Holding Corp. (a)	22,800	471
Benihana, Inc. Class A (a)	80,000	1,624
		2,095
Household Durables - 5.5%
A.T. Cross & Co. Class A (a)	321,300	2,410
Beazer Homes USA, Inc. (a)	45,000	3,520
D.R. Horton, Inc.	512,970	12,578
Helen of Troy Corp. (a)	243,700	3,214
Lennar Corp.	985,000	53,899
Mohawk Industries, Inc. (a)	70,395	4,612
		80,233
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,180,900	13,273
dELiA*s Corp. Class A (a)	845,000	5,138
Insight Enterprises, Inc. (a)	350,000	9,258
		27,669
Leisure Equipment & Products - 4.6%
Brunswick Corp.	2,150,600	57,206
Callaway Golf Co.	329,000	5,517
MarineMax, Inc. (a)	306,100	3,689
		66,412
Media - 3.2%
Capital Radio PLC	337,435	3,537
Hispanic Broadcasting Corp. (a)	100,000	2,496
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	665,400	9,801
Radio One, Inc.:
Class A (a)	541,000	11,972
Class D (non-vtg.) (a)	882,000	19,139
Scottish Radio Holdings PLC	5,610	79
		47,024
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	11,100
Specialty Retail - 7.3%
Barbeques Galore Ltd. sponsored ADR (a)	50,000	170
Christopher & Banks Corp. (a)	100,000	3,978
Copart, Inc. (a)	2,361,250	38,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	20,000	$ 388
PETCO Animal Supplies, Inc.	100,000	2,556
PETsMART, Inc. (a)	100,000	1,644
SAZABY, Inc.	450,000	11,260
Sharper Image Corp. (a)(c)	1,163,700	22,040
Limited Brands, Inc.	660,000	13,853
Too, Inc. (a)	100,000	3,060
Yamada Denki Co. Ltd.	100,000	9,076
		106,820
Textiles, Apparel & Lux. Goods - 1.8%
Liz Claiborne, Inc.	820,000	25,117
Tropical Sportswear International Corp. (a)	50,000	1,290
		26,407
TOTAL CONSUMER DISCRETIONARY		392,965
CONSUMER STAPLES - 13.1%
Beverages - 2.1%
Golden State Vintners, Inc. Class B (a)(c)	378,500	1,495
Robert Mondavi Corp. Class A (a)(c)	799,900	28,756
		30,251
Food & Drug Retailing - 1.2%
Whole Foods Market, Inc. (a)	350,000	17,910
Food Products - 9.7%
American Italian Pasta Co. Class A (a)(c)	1,601,400	78,551
Dean Foods Co. (a)	652,000	23,798
Dole Food Co., Inc.	600,000	19,962
Fresh Del Monte Produce Inc.	700,000	16,996
Sanderson Farms, Inc.	73,513	1,911
		141,218
Personal Products - 0.1%
Herbalife International, Inc. Class A	80,000	1,538
TOTAL CONSUMER STAPLES		190,917
ENERGY - 3.4%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	560,000	21,011
Carbo Ceramics, Inc.	250,000	8,625
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	300,000	$ 2,237
Nabors Industries, Inc. (a)	100,000	4,390
Rowan Companies, Inc.	230,000	5,911
Smith International, Inc. (a)	60,000	4,403
		46,577
Oil & Gas - 0.2%
Premcor, Inc.	100,000	2,690
TOTAL ENERGY		49,267
FINANCIALS - 8.1%
Banks - 1.8%
Investors Financial Services Corp.	1,200	93
Silicon Valley Bancshares (a)	541,440	16,850
Texas Regional Bancshares, Inc. Class A	200,000	9,380
		26,323
Diversified Financials - 0.4%
E*TRADE Group, Inc. (a)	20,000	124
iDine Rewards Network, Inc. (e)	200,000	1,858
Waddell & Reed Financial, Inc. Class A	150,000	3,705
		5,687
Insurance - 0.7%
Markel Corp. (a)	20,000	4,183
Ohio Casualty Corp. (a)	100,000	2,091
The PMI Group, Inc.	30,000	2,568
UICI (a)	50,000	883
		9,725
Real Estate - 5.2%
Alexandria Real Estate Equities, Inc.	220,000	10,230
Apartment Investment & Management Co. Class A	73,740	3,435
CBL & Associates Properties, Inc.	54,677	2,067
CenterPoint Properties Trust (SBI)	11,820	674
Duke Realty Corp.	29,580	800
Home Properties of New York, Inc.	2,639	93
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. (c)	1,602,600	$ 56,251
Reckson Associates Realty Corp.	100,000	2,515
		76,065
TOTAL FINANCIALS		117,800
HEALTH CARE - 3.3%
Biotechnology - 0.9%
Charles River Labs International, Inc. (a)	100,000	3,675
Exelixis, Inc. (a)	200,000	1,550
Medarex, Inc. (a)	800,000	8,024
		13,249
Health Care Equipment & Supplies - 0.5%
Cooper Companies, Inc.	48,000	2,400
Hologic, Inc. (a)	100,000	1,650
Isolyser, Inc. (a)	38,500	112
Medical Action Industries, Inc. (a)	294,800	3,759
		7,921
Health Care Providers & Services - 1.6%
Advisory Board Co.	500	18
Caremark Rx, Inc. (a)	21,900	424
Patterson Dental Co. (a)	230,300	11,609
Priority Healthcare Corp. Class B (a)	350,000	8,876
Syncor International Corp. (a)	100,000	3,105
		24,032
Pharmaceuticals - 0.3%
aaiPharma, Inc. (a)	180,000	3,622
TOTAL HEALTH CARE		48,824
INDUSTRIALS - 16.5%
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	3,170
Building Products - 0.2%
Lamson & Sessions Co. (a)	100,000	490
York International Corp.	50,000	1,773
		2,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 9.8%
ChoicePoint, Inc. (a)	142,767	$ 8,510
eFunds Corp. (a)	753,500	10,413
Exult, Inc. (a)	300,000	2,085
Korn/Ferry International (a)	828,700	8,884
Labor Ready, Inc. (a)	300,000	2,664
MPS Group, Inc. (a)	3,780,000	31,223
Pegasus Solutions, Inc. (a)	480,490	7,087
Republic Services, Inc. (a)	839,700	17,650
Waste Connections, Inc. (a)(c)	1,627,300	55,263
		143,779
Electrical Equipment - 0.7%
AstroPower, Inc. (a)	300,000	9,867
Manufacturers Services Ltd. (a)	162,600	834
		10,701
Machinery - 3.1%
Actuant Corp. Class A (a)	300,000	11,970
Albany International Corp. Class A	100,000	2,605
Astec Industries, Inc. (a)	394,128	6,613
Oshkosh Truck Co.	400,000	23,880
		45,068
Marine - 2.0%
Teekay Shipping Corp.	638,090	25,473
Tsakos Energy Navigation Ltd.	196,000	3,165
		28,638
Trading Companies & Distributors - 0.5%
Fastenal Co.	200,000	7,902
TOTAL INDUSTRIALS		241,521
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.5%
Cable Design Technologies Corp. (a)	1,552,500	18,009
Lucent Technologies, Inc.	14,867	69
Terayon Communication Systems, Inc. (a)	1,234,800	3,507
		21,585
Computers & Peripherals - 0.5%
Drexler Technology Corp. (a)	350,000	7,186
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 8.0%
Amphenol Corp. Class A (a)	300,000	$ 13,485
Anixter International, Inc. (a)	200,000	5,630
Avnet, Inc.	73,719	1,705
Benchmark Electronics, Inc. (a)	600,000	18,000
Mettler-Toledo International, Inc. (a)	1,400,000	56,910
Millipore Corp.	501,070	19,832
Vishay Intertechnology, Inc. (a)	70,881	1,741
		117,303
Internet Software & Services - 0.7%
Chordiant Software, Inc. (a)	1,000,000	3,080
CNET Networks, Inc. (a)	1,000,000	3,100
Digitas, Inc. (a)	200,000	804
HomeStore, Inc. (a)	150,000	311
Hotels.com Class A (a)	50,000	2,395
Vignette Corp. (a)	15,400	32
		9,722
IT Consulting & Services - 0.5%
KPMG Consulting, Inc. (a)	500,000	7,770
Semiconductor Equipment & Products - 5.8%
ASE Test Ltd. (a)	200,000	2,546
Cymer, Inc. (a)	100,000	4,323
Integrated Circuit Systems, Inc. (a)	558,700	11,643
International Rectifier Corp. (a)	143,250	6,728
Intersil Corp. Class A (a)	310,000	7,446
Jenoptik AG	56,650	1,099
LAM Research Corp. (a)	200,000	4,548
LTX Corp. (a)	300,000	5,067
Microchip Technology, Inc. (a)	133,447	3,990
MKS Instruments, Inc. (a)	150,000	4,605
Monolithic System Technology, Inc.	27,500	373
Mykrolis Corp.	339,130	4,578
Oak Technology, Inc. (a)	1,100,000	14,234
PDF Solutions, Inc.	13,400	137
Photronics, Inc. (a)	100,000	2,287
Semtech Corp. (a)	235,280	7,736
Silicon Laboratories, Inc. (a)	156,100	3,728
		85,068
Software - 1.0%
Actuate Corp. (a)	100,000	575
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Numerical Technologies, Inc. (a)	66,900	$ 529
Pumatech, Inc. (d)	55,200	37
RadiSys Corp. (a)	570,000	7,410
Vastera, Inc. (a)	934,800	5,562
		14,113
TOTAL INFORMATION TECHNOLOGY		262,747
MATERIALS - 6.1%
Chemicals - 0.4%
Ferro Corp.	100,000	2,939
OM Group, Inc.	21,500	1,410
Omnova Solutions, Inc.	100,000	856
		5,205
Construction Materials - 4.9%
Florida Rock Industries, Inc.	1,136,465	43,868
Martin Marietta Materials, Inc.	679,400	27,176
		71,044
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	224
Metals & Mining - 0.7%
Arch Coal, Inc.	100,000	2,350
Cleveland-Cliffs, Inc.	200,000	5,718
Oregon Steel Mills, Inc. (a)	200,000	1,120
Placer Dome, Inc.	93,590	1,280
		10,468
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	1,490
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	396
		1,886
TOTAL MATERIALS		88,827
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (e)	4,400	1
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Triton PCS Holdings, Inc. Class A (a)	100,000	$ 1,020
TOTAL TELECOMMUNICATION SERVICES		1,021
UTILITIES - 0.4%
Electric Utilities - 0.4%
Black Hills Corp.	177,900	6,299
TOTAL COMMON STOCKS (Cost $1,219,213)		1,400,188
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.85% (b) (Cost $88,208)	88,208,115	88,208
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,307,545)		1,488,403
NET OTHER ASSETS - (2.0)%		(28,682)
NET ASSETS - 100%		$ 1,459,721
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
iDine Rewards Network, Inc.	5/28/02	$ 1,900
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $443,727,000 and $280,040,000.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,866,000 or 0.1% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,307,606,000. Net unrealized appreciation aggregated $180,797,000, of which $304,012,000 related to appreciated investment securities and $123,215,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $153,964,000 of which $2,487,000 and $151,477,000 will expire on November 30, 2008 and 2009, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $20,055,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,828) (cost $1,307,545) - See accompanying schedule		$ 1,488,403
Receivable for investments sold		4,156
Dividends receivable		576
Interest receivable		113
Total assets		1,493,248
Liabilities
Payable for investments purchased	$ 2,674
Payable for fund shares redeemed	6,290
Accrued management fee	906
Distribution fees payable	788
Other payables and accrued expenses	318
Collateral on securities loaned, at value	22,551
Total liabilities		33,527
Net Assets		$ 1,459,721
Net Assets consist of:
Paid in capital		$ 1,438,618
Accumulated net investment (loss)		(8,544)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(151,218)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		180,865
Net Assets		$ 1,459,721

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,425 ÷ 7,414 shares)	$ 17.73
Maximum offering price per share (100/94.25 of $17.73)	$ 18.81
Class T: Net Asset Value and redemption price per share ($716,268 ÷ 40,766 shares)	$ 17.57
Maximum offering price per share (100/96.50 of $17.57)	$ 18.21
Class B: Net Asset Value and offering price per share ($304,053 ÷ 17,617 shares) A	$ 17.26
Class C: Net Asset Value and offering price per share ($230,424 ÷ 13,300 shares) A	$ 17.32
Institutional Class: Net Asset Value, offering price and redemption price per share ($77,551 ÷ 4,329 shares)	$ 17.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends (including $40 received from affiliated issuers)		$ 2,577
Interest		916
Security lending		115
Total income		3,608
Expenses
Management fee	$ 5,139
Transfer agent fees	2,212
Distribution fees	4,499
Accounting and security lending fees	177
Non-interested trustees' compensation	2
Custodian fees and expenses	24
Registration fees	66
Audit	15
Legal	5
Miscellaneous	203
Total expenses before reductions	12,342
Expense reductions	(157)	12,185
Net investment income (loss)		(8,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(663) on sales of investments in affiliated issuers)	25,236
Foreign currency transactions	(1)
Total net realized gain (loss)		25,235
Change in net unrealized appreciation (depreciation) on: Investment securities	45,276
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		45,283
Net gain (loss)		70,518
Net increase (decrease) in net assets resulting from operations		$ 61,941

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,577)	$ (11,181)
Net realized gain (loss)	25,235	(148,338)
Change in net unrealized appreciation (depreciation)	45,283	99,570
Net increase (decrease) in net assets resulting from operations	61,941	(59,949)
Share transactions - net increase (decrease)	146,754	16,158
Total increase (decrease) in net assets	208,695	(43,791)
Net Assets
Beginning of period	1,251,026	1,294,817
End of period (including accumulated net investment loss of $8,544 and undistributed net investment income of $33, respectively)	$ 1,459,721	$ 1,251,026

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	.98	(.56)	(1.69)	7.63	2.36
Total from investment operations	.90	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 17.73	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	5.35%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.37% A	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.37% A	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.35% A	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(.84)% A	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	.97	(.55)	(1.69)	7.61	2.36
Total from investment operations	.87	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 17.57	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	5.21%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.61% A	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.61% A	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.59% A	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.08)% A	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 716	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.95	(.54)	(1.66)	7.58	2.34
Total from investment operations	.81	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 17.26	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	4.92%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.14% A	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.14% A	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.12% A	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.61)% A	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	.95	(.54)	(1.66)	7.60	2.37
Total from investment operations	.81	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 17.32	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	4.91%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.10% A	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.10% A	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.08% A	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.57)% A	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share.
G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period September 9, 1998 (commencement of operations) to November 30, 1998. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	.98	(.57)	(1.70)	7.63	2.35
Total from investment operations	.94	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 17.91	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	5.54%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	.99% A	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	.99% A	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.97% A	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.46)% A	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	43% A	84%	64%	62%	204% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. F Investment income per share reflects a special dividend which amounted to $.01 per share. G For the period September 9, 1998 (commencement of operations) to November 30, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 154	$ 1
Class T	.25%	.25%	1,726	12
Class B	.75%	.25%	1,490	1,118
Class C	.75%	.25%	1,129	204
			$ 4,499	$ 1,335

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 203	$ 84
Class T	235	77
Class B*	406	406
Class C*	15	15
	$ 859	$ 582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 201	.33 *
Class T	1,079	.31 *
Class B	518	.35 *
Class C	343	.30 *
Institutional Class	71	.20 *
	$ 2,212

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,100 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $156, of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	2,264	2,782	$ 40,674	$ 49,328
Shares redeemed	(1,067)	(2,505)	(19,174)	(44,070)
Net increase (decrease)	1,197	277	$ 21,500	$ 5,258
Class T Shares sold	8,689	13,859	$ 154,779	$ 247,143
Shares redeemed	(4,536)	(13,209)	(80,546)	(232,273)
Net increase (decrease)	4,153	650	$ 74,233	$ 14,870
Class B Shares sold	2,779	3,368	$ 48,730	$ 58,897
Shares redeemed	(1,611)	(3,573)	(28,119)	(61,196)
Net increase (decrease)	1,168	(205)	$ 20,611	$ (2,299)
Class C Shares sold	2,596	4,193	$ 45,759	$ 74,685
Shares redeemed	(1,645)	(4,615)	(28,826)	(80,239)
Net increase (decrease)	951	(422)	$ 16,933	$ (5,554)
Institutional Class Shares sold	1,472	2,479	$ 26,589	$ 44,310
Shares redeemed	(721)	(2,280)	(13,112)	(40,427)
Net increase (decrease)	751	199	$ 13,477	$ 3,883

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 78,551
Golden State Vintners, Inc. Class B	-	-	-	1,495
Handleman Co.	6,523	2,707	-	25,205
LNR Property Corp.	83	-	40	56,251
Robert Mondavi Corp. Class A	-	-	-	28,756
Sharper Image Corp.	-	650	-	22,040
Waste Connections, Inc.	-	-	-	55,263
TOTALS	$ 6,606	$ 3,357	$ 40	$ 267,561

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	529,380,655.99	89.807
Against	30,119,507.21	5.110
Abstain	29,962,186.76	5.083
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54
PROPOSAL 2
To elect the following thirteen nominees as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	712,576,149.92	98.329
Withheld	12,106,296.58	1.671
TOTAL	724,682,446.50	100.000
Ralph F. Cox
Affirmative	712,556,690.37	98.327
Withheld	12,125,756.13	1.673
TOTAL	724,682,446.50	100.000
Phyllis Burke Davis
Affirmative	712,294,236.61	98.291
Withheld	12,388,209.89	1.709
TOTAL	724,682,446.50	100.000
Robert M. Gates
Affirmative	712,470,482.34	98.315
Withheld	12,211,964.16	1.685
TOTAL	724,682,446.50	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	712,242,959.67	98.283
Withheld	12,439,486.83	1.717
TOTAL	724,682,446.50	100.000
Edward C. Johnson 3d
Affirmative	712,034,762.22	98.255
Withheld	12,647,684.28	1.745
TOTAL	724,682,446.50	100.000
Donald J. Kirk
Affirmative	712,567,220.72	98.328
Withheld	12,115,225.78	1.672
TOTAL	724,682,446.50	100.000
Marie L. Knowles
Affirmative	712,416,523.80	98.307
Withheld	12,265,922.70	1.693
TOTAL	724,682,446.50	100.000
Ned C. Lautenbach
Affirmative	712,573,863.58	98.329
Withheld	12,108,582.92	1.671
TOTAL	724,682,446.50	100.000
Peter S. Lynch
Affirmative	712,694,166.27	98.346
Withheld	11,988,280.23	1.654
TOTAL	724,682,446.50	100.000
Marvin L. Mann
Affirmative	712,445,571.24	98.311
Withheld	12,236,875.26	1.689
TOTAL	724,682,446.50	100.000
William O. McCoy
Affirmative	712,583,552.00	98.330
Withheld	12,098,894.50	1.670
TOTAL	724,682,446.50	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	712,174,172.55	98.274
Withheld	12,508,273.95	1.726
TOTAL	724,682,446.50	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	685,973,987.83	94.659
Against	13,698,755.23	1.890
Abstain	25,009,703.44	3.451
TOTAL	724,682,446.50	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	532,725,077.12	90.375
Against	21,455,127.78	3.640
Abstain	35,282,145.06	5.985
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	529,735,318.66	89.868
Against	24,210,506.22	4.107
Abstain	35,516,525.08	6.025
TOTAL	589,462,349.96	100.000
Broker Non-Votes	135,220,096.54

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
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Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASCFI-SANN-0702 157388
1.721219.103

LOGO (Registered Trademark)Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Strategic Growth - CL A	-11.26%	-21.03%	22.67%	22.67%
Fidelity Adv Strategic Growth - CL A (incl. 5.75% sales charge)	-16.37%	-25.57%	15.62%	15.62%
Russell 1000® Growth	-12.87%	-20.87%	12.99%	29.89%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 1000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL A	-21.03%	4.17%	3.84%
Fidelity Adv Strategic Growth - CL A (incl. 5.75% sales charge)	-25.57%	2.94%	2.72%
Russell 1000 Growth	-20.87%	2.47%	4.95%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Growth Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $11,562 - a 15.62% increase on the initial investment. For comparison, look at how the Russell 1000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Russell 1000 Growth Index would have grown to $12,989 - a 29.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09% and 37.90%, respectively; and the one year and five year average annual total returns were -12.09% and 6.25%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL T	-11.45%	-21.46%	20.87%	20.75%
Fidelity Adv Strategic Growth - CL T (incl. 3.50% sales charge)	-14.55%	-24.21%	16.64%	16.52%
Russell 1000 Growth	-12.87%	-20.87%	12.99%	29.89%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL T	-21.46%	3.86%	3.54%
Fidelity Adv Strategic Growth - CL T (incl. 3.50% sales charge)	-24.21%	3.13%	2.86%
Russell 1000 Growth	-20.87%	2.47%	4.95%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $11,652 - a 16.52% increase on the initial investment. For comparison, look at how the Russell 1000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Russell 1000 Growth Index would have grown to $12,989 - a 29.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09% and 37.90%, respectively; and the one year and five year average annual total returns were -12.09% and 6.25%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past six months, past one year, past 5 years and life of fund total return figures are 5%, 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL B	-11.62%	-21.87%	18.03%	17.56%
Fidelity Adv Strategic Growth - CL B (incl. contingent deferred sales charge)	-16.04%	-25.78%	16.13%	16.61%
Russell 1000 Growth	-12.87%	-20.87%	12.99%	29.89%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL B	-21.87%	3.37%	3.03%
Fidelity Adv Strategic Growth - CL B (incl. contingent deferred sales charge)	-25.78%	3.04%	2.88%
Russell 1000 Growth	-20.87%	2.47%	4.95%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,661 - a 16.61% increase on the initial investment. For comparison, look at how the Russell 1000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Russell 1000 Growth Index would have grown to $12,989 - a 29.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09% and 37.90%, respectively; and the one year and five year average annual total returns were -12.09% and 6.25%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL C	-11.65%	-21.86%	18.02%	17.55%
Fidelity Adv Strategic Growth - CL C (incl. contingent deferred sales charge)	-12.54%	-22.64%	18.02%	17.55%
Russell 1000 Growth	-12.87%	-20.87%	12.99%	29.89%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL C	-21.86%	3.37%	3.03%
Fidelity Adv Strategic Growth - CL C (incl. contingent deferred sales charge)	-22.64%	3.37%	3.03%
Russell 1000 Growth	-20.87%	2.47%	4.95%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $11,755 - a 17.55% increase on the initial investment. For comparison, look at how the Russell 1000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Russell 1000 Growth Index would have grown to $12,989 - a 29.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09% and 37.90%, respectively; and the one year and five year average annual total returns were -12.09% and 6.25%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Bahaa Fam, Portfolio Manager of Fidelity Advisor Strategic Growth Fund

Q. How did the fund perform, Bahaa?

A. For the six months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares fell 11.26%, 11.45%, 11.62% and 11.65%, respectively, outperforming the Russell 1000 Growth Index, which declined 12.87%. During the same period, the capital appreciation funds average tracked by Lipper Inc. dropped 4.42%. For the 12 months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares were down 21.03%, 21.46%, 21.87% and 21.86%, respectively, while the Russell index and Lipper average fell 20.87% and 14.13%, respectively.

Q. What factors drove fund returns during the past six months?

A. The extreme rotation out of aggressive growth stocks early in 2002 caused the fund to give back much of what it gained during last year's strong fourth-quarter rally. While it suffered on an absolute basis and relative to its peer group, which tends to be more defensively oriented, strong stock picking and timely trading helped the fund beat its benchmark. Consistent with the new focused objective of the fund, I assumed a more aggressive posture after I took over management from John Chow in October 2001. We benefited from these changes, as several growth stocks the fund held bucked the downtrend and extended their post-September recoveries. Most of our relative outperformance came from the energy sector, where our holdings in a number of energy services companies strongly outpaced the average energy stock in the Russell index. Similarly, good relative returns were achieved by the fund's technology positions. Generally speaking, it was concentrated bets in a handful of names within these sectors that made the difference.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your key strategies?

A. I tended to have a larger exposure to more volatile stocks in growth-oriented sectors that I felt could perform well over an 18- to 24-month horizon. Feeling the stage was set for an economic recovery in the aftermath of September 11, I raised the fund's exposure to several mid-sized companies with excellent long-term growth characteristics and selling at very attractive prices. I also continued to reduce the number of holdings, allowing me to take more concentrated positions in my best ideas. Tech hardware was my primary focus, most notably mid-cap semiconductor companies with a long history of cyclical improvement. Teradyne - an example of this group - was a top contributor, as were other chip-related stocks and component makers, such as Vishay Intertechnology, that snapped back in anticipation of an eventual pickup in capital spending. We further benefited from not owning poor-performing large-cap tech stocks in the index, such as IBM, which failed to sustain strong fourth-quarter gains as uncertainty about the economy's recovery re-emerged. Additionally, I raised the fund's exposure to several energy services and equipment providers barely represented in the index, particularly oil and natural gas drillers I felt were undervalued given increased interest in domestic energy exploration. Nabors Industries and Noble Corp. were big winners here.

Q. What other moves influenced performance?

A. Specialty retailers helped, particularly our overweighting in Best Buy, which gained from a robust consumer electronics cycle and earnings that held up extremely well amid the economic downturn. Homebuilder Ryland Group and home improvement chain Lowe's also aided returns, riding continued strength in the construction and housing market. Further, we benefited from exiting early from some companies that experienced severe financial stress, including those with overly complex accounting structures, such as Tyco International. On the down side, the fund's positioning in health care hurt. Given my concerns about the growth outlook for many of the large pharmaceutical companies, I added to biotechnology holdings I felt presented stronger growth prospects at more reasonable valuations. Unfortunately, such stocks as MedImmune and IDEC Pharmaceuticals struggled as the NASDAQ weakened and investors looked instead for stable, near-term earnings. Stock picking in the lagging telecommunication services sector also detracted, particularly among battered wireless providers such as AirGate PCS, which I eventually sold. Graphics-chip maker NVIDIA suffered from several factors, including questions from the Securities and Exchange Commission regarding the firm's accounting practices, which have since been resolved favorably.

Semiannual Report

Q. What's your outlook?

A. I'm cautiously optimistic. While the pace of the economic recovery appears to be uneven at best - and has created a very jittery market - it generally has been the case in the past that sharply lower interest rates, coupled with dwindling business inventories, have led to strong recoveries. Also, in many cases, corporations have greatly improved their cost structures, which could help to accelerate earnings rapidly during the next upturn in the business cycle.

Fund Facts

Goal: seeks capital growth by investing mainly in a diversified portfolio of common stocks that the manager determines using quantitative and fundamental research

Start date: December 31, 1996

Size: as of May 31, 2002, more than $32 million

Manager: Bahaa Fam, since 2001; joined Fidelity in 1994

3

Bahaa Fam expands on his investment approach:

"Generally, I'm looking to own mid- to large-sized companies with clean business models, strong growth patterns, good balance sheets and a history of improving operations.

"My focus has been on moving the fund toward sectors and companies that typically benefit from cyclical recoveries. While I've selectively trimmed some of our technology and energy services holdings lately to take profits, the fund still maintains an overweighting relative to the Russell 1000 Growth Index in these sectors - which historically have done well during economic expansion. I continue to be opportunistic and to add to positions in quality names when I feel that stock price declines are unwarranted.

"I feel an economic recovery will be led by corporations, not consumers, and I've positioned the fund accordingly. While I maintain some exposure to the consumer space, it's confined to a handful of special situations, namely those companies with superior earnings growth. The fact is, I'm concerned that rising consumer debt levels and the delayed effect of layoffs could ultimately sack consumer demand, which remained strong amid the recession while corporate spending collapsed."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
MedImmune, Inc.	5.3	3.0
Vishay Intertechnology, Inc.	5.3	2.3
Lowe's Companies, Inc.	5.2	3.5
Teradyne, Inc.	5.0	4.2
Best Buy Co., Inc.	4.8	3.3
Noble Corp.	4.6	3.4
Nabors Industries, Inc.	4.2	3.4
IDEC Pharmaceuticals Corp.	4.1	3.3
ASML Holding NV (NY Shares)	3.6	1.3
Johnson & Johnson	3.1	0.0
	45.2
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	23.1
Health Care	19.8	15.2
Consumer Discretionary	18.7	17.2
Energy	8.8	12.7
Consumer Staples	7.5	0.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002*		As of November 30, 2001**
	Stocks 99.4%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	8.2%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 1.3%
Harrah's Entertainment, Inc. (a)	8,600	$ 409,790
Household Durables - 2.5%
Lennar Corp.	5,600	306,432
Ryland Group, Inc.	9,600	518,400
		824,832
Media - 2.0%
Clear Channel Communications, Inc. (a)	8,300	441,809
Comcast Corp. Class A (special) (a)	3,400	95,744
EchoStar Communications Corp. Class A (a)	200	5,038
Gemstar-TV Guide International, Inc. (a)	10,900	103,768
		646,359
Multiline Retail - 0.9%
Wal-Mart Stores, Inc.	5,500	297,550
Specialty Retail - 12.0%
AutoZone, Inc. (a)	300	24,555
Best Buy Co., Inc. (a)	33,500	1,547,700
Circuit City Stores, Inc. - Circuit City Group	15,900	364,269
Home Depot, Inc.	5,900	245,971
Lowe's Companies, Inc.	35,700	1,683,612
		3,866,107
TOTAL CONSUMER DISCRETIONARY		6,044,638
CONSUMER STAPLES - 7.5%
Beverages - 1.8%
PepsiCo, Inc.	1,700	88,366
The Coca-Cola Co.	8,900	494,484
		582,850
Food Products - 0.1%
Sara Lee Corp.	1,600	33,728
Household Products - 0.1%
Kimberly-Clark Corp.	700	45,444
Personal Products - 2.5%
Gillette Co.	22,230	790,721
Tobacco - 3.0%
Philip Morris Companies, Inc.	16,700	956,075
TOTAL CONSUMER STAPLES		2,408,818
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.8%
Energy Equipment & Services - 8.8%
Nabors Industries, Inc. (a)	30,700	$ 1,347,730
Noble Corp. (a)	34,700	1,485,854
		2,833,584
Oil & Gas - 0.0%
Exxon Mobil Corp.	400	15,972
TOTAL ENERGY		2,849,556
FINANCIALS - 7.3%
Banks - 1.7%
Bank of America Corp.	5,100	386,631
Silicon Valley Bancshares (a)	4,800	149,376
		536,007
Diversified Financials - 2.6%
Bear Stearns Companies, Inc.	2,500	150,125
Citigroup, Inc.	10,000	431,800
Fannie Mae	500	40,005
Freddie Mac	400	26,220
Lehman Brothers Holdings, Inc.	2,800	170,800
Merrill Lynch & Co., Inc.	300	12,213
		831,163
Insurance - 3.0%
AFLAC, Inc.	8,800	283,008
Allstate Corp.	2,900	111,592
American International Group, Inc.	8,700	582,639
		977,239
TOTAL FINANCIALS		2,344,409
HEALTH CARE - 19.8%
Biotechnology - 12.6%
Amgen, Inc. (a)	2,300	109,549
Biogen, Inc. (a)	3,600	179,568
Genentech, Inc. (a)	14,000	497,000
Human Genome Sciences, Inc. (a)	9,100	156,975
IDEC Pharmaceuticals Corp. (a)	30,500	1,308,145
MedImmune, Inc. (a)	52,790	1,716,731
Millennium Pharmaceuticals, Inc. (a)	5,600	84,504
		4,052,472
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 7.2%
Abbott Laboratories	1,900	$ 90,250
Barr Laboratories, Inc. (a)	2,900	192,966
Bristol-Myers Squibb Co.	1,400	43,568
Johnson & Johnson	16,200	993,870
Merck & Co., Inc.	1,900	108,490
Pfizer, Inc.	25,500	882,300
Wyeth	500	27,750
		2,339,194
TOTAL HEALTH CARE		6,391,666
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.	600	37,230
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. (a)	14,200	545,138
Industrial Conglomerates - 1.3%
General Electric Co.	12,700	395,478
TOTAL INDUSTRIALS		977,846
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	13,600	214,608
JDS Uniphase Corp. (a)	167,100	586,521
		801,129
Computers & Peripherals - 0.2%
Apple Computer, Inc. (a)	2,600	60,580
Electronic Equipment & Instruments - 7.2%
Agilent Technologies, Inc. (a)	19,400	511,578
Amphenol Corp. Class A (a)	2,400	107,880
Vishay Intertechnology, Inc. (a)	69,620	1,709,867
		2,329,325
Semiconductor Equipment & Products - 21.8%
Altera Corp. (a)	700	12,621
Analog Devices, Inc. (a)	1,200	43,944
Applied Materials, Inc. (a)	9,700	215,146
ASML Holding NV (NY Shares) (a)	62,700	1,162,458
Cypress Semiconductor Corp. (a)	38,300	763,319
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Fairchild Semiconductor International, Inc. Class A (a)	15,900	$ 399,885
Intel Corp.	19,700	544,114
Intersil Corp. Class A (a)	992	23,828
KLA-Tencor Corp. (a)	4,400	229,372
LAM Research Corp. (a)	20,700	470,718
LSI Logic Corp. (a)	2,710	30,894
Micron Technology, Inc. (a)	31,700	747,486
NVIDIA Corp. (a)	23,400	782,964
Teradyne, Inc. (a)	59,604	1,614,076
		7,040,825
Software - 1.6%
Adobe Systems, Inc.	4,860	175,446
Microsoft Corp. (a)	6,800	346,188
		521,634
TOTAL INFORMATION TECHNOLOGY		10,753,493
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Ball Corp.	4,100	170,478
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
SBC Communications, Inc.	3,900	133,731
TOTAL COMMON STOCKS (Cost $32,737,504)		32,074,635
Money Market Funds - 0.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $233,202)	233,202	$ 233,202
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $32,970,706)		32,307,837
NET OTHER ASSETS - (0.1)%		(32,996)
NET ASSETS - 100%		$ 32,274,841
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $51,113,718 and $50,716,527, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,995 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $33,161,704. Net unrealized depreciation aggregated $853,867, of which $2,498,354 related to appreciated investment securities and $3,352,221 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $5,718,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $244,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $32,970,706) - See accompanying schedule		$ 32,307,837
Receivable for investments sold		276,363
Receivable for fund shares sold		14,813
Dividends receivable		12,345
Interest receivable		832
Other receivables		116
Total assets		32,612,306
Liabilities
Payable for investments purchased	$ 199,602
Payable for fund shares redeemed	78,531
Accrued management fee	6,787
Distribution fees payable	18,339
Other payables and accrued expenses	34,206
Total liabilities		337,465
Net Assets		$ 32,274,841
Net Assets consist of:
Paid in capital		$ 39,516,577
Accumulated net investment (loss)		(212,872)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,365,995)
Net unrealized appreciation (depreciation) on investments		(662,869)
Net Assets		$ 32,274,841

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,304,156 ÷ 547,659 shares)	$ 9.69
Maximum offering price per share (100/94.25 of $9.69)	$ 10.28
Class T: Net Asset Value and redemption price per share ($13,363,354 ÷ 1,392,936 shares)	$ 9.59
Maximum offering price per share (100/96.50 of $9.59)	$ 9.94
Class B: Net Asset Value and offering price per share ($10,379,339 ÷ 1,100,507 shares) A	$ 9.43
Class C: Net Asset Value and offering price per share ($2,829,135 ÷ 300,832 shares) A	$ 9.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($398,857 ÷ 41,017 shares)	$ 9.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 71,927
Interest		6,402
Security lending		977
Total income		79,306
Expenses
Management fee	$ 102,287
Transfer agent fees	86,323
Distribution fees	119,210
Accounting and security lending fees	30,111
Non-interested trustees' compensation	58
Custodian fees and expenses	5,664
Registration fees	43,566
Audit	12,311
Legal	179
Miscellaneous	7,097
Total expenses before reductions	406,806
Expense reductions	(114,628)	292,178
Net investment income (loss)		(212,872)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(220,751)
Foreign currency transactions	(1,894)
Total net realized gain (loss)		(222,645)
Change in net unrealized appreciation (depreciation) on investment securities		(3,723,554)
Net gain (loss)		(3,946,199)
Net increase (decrease) in net assets resulting from operations		$ (4,159,071)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (212,872)	$ (189,482)
Net realized gain (loss)	(222,645)	(4,889,972)
Change in net unrealized appreciation (depreciation)	(3,723,554)	(1,025,153)
Net increase (decrease) in net assets resulting from operations	(4,159,071)	(6,104,607)
Distributions to shareholders from net investment income	-	(893)
Distributions to shareholders from net realized gain	-	(3,470,840)
Total distributions	-	(3,471,733)
Share transactions - net increase (decrease)	(162,708)	3,142,110
Total increase (decrease) in net assets	(4,321,779)	(6,434,230)
Net Assets
Beginning of period	36,596,620	43,030,850
End of period (including accumulated net investment loss of $212,872 and $0, respectively)	$ 32,274,841	$ 36,596,620

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	(.02)	(.02)	.01	(.07)
Net realized and unrealized gain (loss)	(1.19)	(1.62)	.44	3.32	.69	1.45
Total from investment operations	(1.23)	(1.63)	.42	3.30	.70	1.38
Distributions from net realized gain	-	(1.16)	(1.72)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	(1.16)	(1.72)	-	(.37)	-
Net asset value, end of period	$ 9.69	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Total Return B, C, D	(11.26)%	(13.13)%	2.40%	28.18%	6.53%	13.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.70%	1.61%	1.72%	1.61%	2.41% A
Expenses net of voluntary waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.61%	1.75% A
Expenses net of all reductions	1.23% A	1.26%	1.30%	1.28%	1.60%	1.75% A
Net investment income (loss)	(.78)% A	(.05)%	(.10)%	(.17)%	.09%	(.73)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,304	$ 4,271	$ 4,925	$ 3,846	$ 2,885	$ 5,376
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)	(.05)	(.06)	(.02)	(.10)
Net realized and unrealized gain (loss)	(1.19)	(1.64)	.42	3.31	.70	1.46
Total from investment operations	(1.24)	(1.67)	.37	3.25	.68	1.36
Distributions from net realized gain	-	(1.12)	(1.68)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.10)	-
Total distributions	-	(1.12)	(1.68)	-	(.36)	-
Net asset value, end of period	$ 9.59	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Total Return B, C, D	(11.45)%	(13.49)%	2.06%	27.83%	6.35%	13.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.21% A	2.10%	1.88%	1.94%	1.79%	2.21% A
Expenses net of voluntary waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.79%	2.00% A
Expenses net of all reductions	1.48% A	1.50%	1.54%	1.53%	1.76%	2.00% A
Net investment income (loss)	(1.03)% A	(.29)%	(.35)%	(.42)%	(.11)%	(1.00)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,363	$ 16,165	$ 19,047	$ 15,989	$ 16,368	$ 20,283
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.13)	(.12)	(.09)	(.15)
Net realized and unrealized gain (loss)	(1.16)	(1.63)	.43	3.28	.71	1.46
Total from investment operations	(1.24)	(1.72)	.30	3.16	.62	1.31
Distributions from net realized gain	-	(1.05)	(1.62)	-	(.24)	-
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	(1.05)	(1.62)	-	(.33)	-
Net asset value, end of period	$ 9.43	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Total Return B, C, D	(11.62)%	(14.00)%	1.58%	27.24%	5.80%	13.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58% A	2.44%	2.33%	2.41%	2.24%	2.87% A
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.24%	2.50% A
Expenses net of all reductions	1.98% A	2.01%	2.05%	2.03%	2.22%	2.50% A
Net investment income (loss)	(1.53)% A	(.80)%	(.85)%	(.92)%	(.58)%	(1.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,379	$ 12,487	$ 15,682	$ 13,056	$ 10,994	$ 11,370
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.13)	(.12)	(.14)	-
Net realized and unrealized gain (loss)	(1.16)	(1.61)	.45	3.27	.74	(.49)
Total from investment operations	(1.24)	(1.70)	.32	3.15	.60	(.49)
Distributions from net realized gain	-	(1.07)	(1.66)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.10)	-
Total distributions	-	(1.07)	(1.66)	-	(.36)	-
Net asset value, end of period	$ 9.40	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Total Return B, C, D	(11.65)%	(13.90)%	1.71%	27.16%	5.62%	(4.14)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.55% A	2.47%	2.41%	2.60%	6.89%	564.75% A
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.50%	2.50% A
Expenses net of all reductions	1.98% A	2.00%	2.04%	2.03%	2.47%	2.50% A
Net investment income (loss)	(1.53)% A	(.79)%	(.85)%	(.92)%	(.88)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,829	$ 3,186	$ 2,763	$ 1,408	$ 482	$ 48
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.02	.02	.01	.03	(.04)
Net realized and unrealized gain (loss)	(1.20)	(1.65)	.44	3.34	.68	1.44
Total from investment operations	(1.23)	(1.63)	.46	3.35	.71	1.40
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	(1.17)	(1.76)	-	(.28)	-
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	(1.19)	(1.76)	-	(.39)	-
Net asset value, end of period	$ 9.72	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Total Return B, C	(11.23)%	(13.09)%	2.68%	28.58%	6.63%	14.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.26%	1.21%	1.36%	1.63%	4.44% A
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.50%	1.50% A
Expenses net of all reductions	.98% A	1.00%	1.05%	1.03%	1.48%	1.50% A
Net investment income (loss)	(.53)% A	.21%	.14%	.08%	.17%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 399	$ 488	$ 615	$ 682	$ 1,057	$ 1,459
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) (formerly Fidelity Advisor TechnoQuant Growth Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,714	$ 14
Class T	.25%	.25%	38,107	234
Class B	.75%	.25%	59,296	44,571
Class C	.75%	.25%	16,093	4,637
			$ 119,210	$ 49,456

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 10,162	$ 2,150
Class T	22,128	4,002
Class B*	20,440	20,440
Class C*	657	657
	$ 53,387	$ 27,249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 10,794.47
Class T	42,880.56
Class B	25,680.43
Class C	6,515.41
Institutional Class	454.20
	$ 86,323

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,993 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 12,846
Class T	1.55%	49,805
Class B	2.05%	31,127
Class C	2.05%	7,994
Institutional Class	1.05%	655
		$ 102,427

Certain security trades were directed to brokers who paid $12,201 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	$ -	$ 893
From net realized gain
Class A	$ -	$ 415,845
Class T	-	1,560,786
Class B	-	1,218,668
Class C	-	223,359
Institutional Class	-	52,182
Total	$ -	$ 3,470,840
	$ -	$ 3,471,733

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	201,985	122,032	$ 2,091,886	$ 1,498,514
Reinvestment of distributions	-	27,785	-	355,371
Shares redeemed	(45,553)	(117,741)	(482,507)	(1,387,390)
Net increase (decrease)	156,432	32,076	$ 1,609,379	$ 466,495
Class T Shares sold	139,775	372,860	$ 1,477,227	$ 4,476,778
Reinvestment of distributions	-	111,414	-	1,418,321
Shares redeemed	(240,009)	(389,379)	(2,518,749)	(4,590,211)
Net increase (decrease)	(100,234)	94,895	$ (1,041,522)	$ 1,304,888
Class B Shares sold	92,103	222,173	$ 972,965	$ 2,643,128
Reinvestment of distributions	-	74,370	-	937,801
Shares redeemed	(161,744)	(293,112)	(1,689,260)	(3,337,683)
Net increase (decrease)	(69,641)	3,431	$ (716,295)	$ 243,246
Class C Shares sold	47,475	159,236	$ 499,704	$ 1,881,294
Reinvestment of distributions	-	15,444	-	193,978
Shares redeemed	(46,075)	(81,292)	(475,582)	(949,987)
Net increase (decrease)	1,400	93,388	$ 24,122	$ 1,125,285
Institutional Class Shares sold	-	297	$ -	$ 4,116
Reinvestment of distributions	-	3,905	-	50,014
Shares redeemed	(3,510)	(4,325)	(38,392)	(51,934)
Net increase (decrease)	(3,510)	(123)	$ (38,392)	$ 2,196

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.000
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.000
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,075,463.34	90.641
Against	761,291.13	3.818
Abstain	1,105,048.03	5.541
TOTAL	19,941,802.50	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,388,535.23	92.211
Against	459,993.56	2.307
Abstain	1,093,273.71	5.482
TOTAL	19,941,802.50	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,350,348.01	92.020
Against	504,604.43	2.530
Abstain	1,086,850.06	5.450
TOTAL	19,941,802.50	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	15,215,367.71	87.694
Against	755,677.00	4.356
Abstain	1,379,413.64	7.950
TOTAL	17,350,458.35	100.000
Broker Non-Votes	2,591,344.15
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	15,132,591.41	87.217
Against	863,180.96	4.975
Abstain	1,354,685.97	7.808
TOTAL	17,350,458.34	100.000
Broker Non-Votes	2,591,344.16

*Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ATQG-SANN-0702 157515
1.704625.104

LOGO (Registered Trademark)Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Strategic Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Strategic Growth - Inst CL	-11.23%	-21.10%	23.82%	23.82%
Russell 1000® Growth	-12.87%	-20.87%	12.99%	29.89%
Capital Appreciation Funds Average	-4.42%	-14.13%	39.94%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 1000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 374 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds accordingly to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - Inst CL	-21.10%	4.37%	4.02%
Russell 1000 Growth	-20.87%	2.47%	4.95%
Capital Appreciation Funds Average	-14.13%	5.98%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Growth Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $12,382 - a 23.82% increase on the initial investment. For comparison, look at how the Russell 1000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Russell 1000 Growth Index would have grown to $12,989 - a 29.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -3.05%, -12.09% and 37.90%, respectively; and the one year and five year average annual total returns were -12.09% and 6.25%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -3.36%, -12.83% and 40.14%, respectively; and the one year and five year average annual total returns were -12.83% and 6.56%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Bahaa Fam, Portfolio Manager of Fidelity Advisor Strategic Growth Fund

Q. How did the fund perform, Bahaa?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares returned -11.23%, outperforming the Russell 1000 Growth Index, which fell 12.87%. During the same period, the capital appreciation funds average tracked by Lipper Inc. declined 4.42%. For the 12 months that ended May 31, 2002, the fund's Institutional Class shares returned -21.10%, while the Russell index and Lipper average returned -20.87% and -14.13%, respectively.

Q. What factors drove fund returns during the past six months?

A. The extreme rotation out of aggressive growth stocks early in 2002 caused the fund to give back much of what it gained during last year's strong fourth-quarter rally. While it suffered on an absolute basis and relative to its peer group, which tends to be more defensively oriented, strong stock picking and timely trading helped the fund beat its benchmark. Consistent with the new focused objective of the fund, I assumed a more aggressive posture after I took over management from John Chow in October 2001. We benefited from these changes, as several growth stocks the fund held bucked the downtrend and extended their post-September recoveries. Most of our relative outperformance came from the energy sector, where our holdings in a number of energy services companies strongly outpaced the average energy stock in the Russell index. Similarly, good relative returns were achieved by the fund's technology positions. Generally speaking, it was concentrated bets in a handful of names within these sectors that made the difference.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your key strategies?

A. I tended to have a larger exposure to more volatile stocks in growth-oriented sectors that I felt could perform well over an 18- to 24-month horizon. Feeling the stage was set for an economic recovery in the aftermath of September 11, I raised the fund's exposure to several mid-sized companies with excellent long-term growth characteristics and selling at very attractive prices. I also continued to reduce the number of holdings, allowing me to take more concentrated positions in my best ideas. Tech hardware was my primary focus, most notably mid-cap semiconductor companies with a long history of cyclical improvement. Teradyne - an example of this group - was a top contributor, as were other chip-related stocks and component makers, such as Vishay Intertechnology, that snapped back in anticipation of an eventual pickup in capital spending. We further benefited from not owning poor-performing large-cap tech stocks in the index, such as IBM, which failed to sustain strong fourth-quarter gains as uncertainty about the economy's recovery re-emerged. Additionally, I raised the fund's exposure to several energy services and equipment providers barely represented in the index, particularly oil and natural gas drillers I felt were undervalued given increased interest in domestic energy exploration. Nabors Industries and Noble Corp. were big winners here.

Q. What other moves influenced performance?

A. Specialty retailers helped, particularly our overweighting in Best Buy, which gained from a robust consumer electronics cycle and earnings that held up extremely well amid the economic downturn. Homebuilder Ryland Group and home improvement chain Lowe's also aided returns, riding continued strength in the construction and housing market. Further, we benefited from exiting early from some companies that experienced severe financial stress, including those with overly complex accounting structures, such as Tyco International. On the down side, the fund's positioning in health care hurt. Given my concerns about the growth outlook for many of the large pharmaceutical companies, I added to biotechnology holdings I felt presented stronger growth prospects at more reasonable valuations. Unfortunately, such stocks as MedImmune and IDEC Pharmaceuticals struggled as the NASDAQ weakened and investors looked instead for stable, near-term earnings. Stock picking in the lagging telecommunication services sector also detracted, particularly among battered wireless providers such as AirGate PCS, which I eventually sold. Graphics-chip maker NVIDIA suffered from several factors, including questions from the Securities and Exchange Commission regarding the firm's accounting practices, which have since been resolved favorably.

Semiannual Report

Q. What's your outlook?

A. I'm cautiously optimistic. While the pace of the economic recovery appears to be uneven at best - and has created a very jittery market - it generally has been the case in the past that sharply lower interest rates, coupled with dwindling business inventories, have led to strong recoveries. Also, in many cases, corporations have greatly improved their cost structures, which could help to accelerate earnings rapidly during the next upturn in the business cycle.

Fund Facts

Goal: seeks capital growth by investing mainly in a diversified portfolio of common stocks that the manager determines using quantitative and fundamental research

Start date: December 31, 1996

Size: as of May 31, 2002, more than $32 million

Manager: Bahaa Fam, since 2001; joined Fidelity in 1994

3

Bahaa Fam expands on his investment approach:

"Generally, I'm looking to own mid- to large-sized companies with clean business models, strong growth patterns, good balance sheets and a history of improving operations.

"My focus has been on moving the fund toward sectors and companies that typically benefit from cyclical recoveries. While I've selectively trimmed some of our technology and energy services holdings lately to take profits, the fund still maintains an overweighting relative to the Russell 1000 Growth Index in these sectors - which historically have done well during economic expansion. I continue to be opportunistic and to add to positions in quality names when I feel that stock price declines are unwarranted.

"I feel an economic recovery will be led by corporations, not consumers, and I've positioned the fund accordingly. While I maintain some exposure to the consumer space, it's confined to a handful of special situations, namely those companies with superior earnings growth. The fact is, I'm concerned that rising consumer debt levels and the delayed effect of layoffs could ultimately sack consumer demand, which remained strong amid the recession while corporate spending collapsed."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
MedImmune, Inc.	5.3	3.0
Vishay Intertechnology, Inc.	5.3	2.3
Lowe's Companies, Inc.	5.2	3.5
Teradyne, Inc.	5.0	4.2
Best Buy Co., Inc.	4.8	3.3
Noble Corp.	4.6	3.4
Nabors Industries, Inc.	4.2	3.4
IDEC Pharmaceuticals Corp.	4.1	3.3
ASML Holding NV (NY Shares)	3.6	1.3
Johnson & Johnson	3.1	0.0
	45.2
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	23.1
Health Care	19.8	15.2
Consumer Discretionary	18.7	17.2
Energy	8.8	12.7
Consumer Staples	7.5	0.9
Asset Allocation (% of fund's net assets)
As of May 31, 2002*		As of November 30, 2001**
	Stocks 99.4%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	8.2%	** Foreign investments	8.7%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 1.3%
Harrah's Entertainment, Inc. (a)	8,600	$ 409,790
Household Durables - 2.5%
Lennar Corp.	5,600	306,432
Ryland Group, Inc.	9,600	518,400
		824,832
Media - 2.0%
Clear Channel Communications, Inc. (a)	8,300	441,809
Comcast Corp. Class A (special) (a)	3,400	95,744
EchoStar Communications Corp. Class A (a)	200	5,038
Gemstar-TV Guide International, Inc. (a)	10,900	103,768
		646,359
Multiline Retail - 0.9%
Wal-Mart Stores, Inc.	5,500	297,550
Specialty Retail - 12.0%
AutoZone, Inc. (a)	300	24,555
Best Buy Co., Inc. (a)	33,500	1,547,700
Circuit City Stores, Inc. - Circuit City Group	15,900	364,269
Home Depot, Inc.	5,900	245,971
Lowe's Companies, Inc.	35,700	1,683,612
		3,866,107
TOTAL CONSUMER DISCRETIONARY		6,044,638
CONSUMER STAPLES - 7.5%
Beverages - 1.8%
PepsiCo, Inc.	1,700	88,366
The Coca-Cola Co.	8,900	494,484
		582,850
Food Products - 0.1%
Sara Lee Corp.	1,600	33,728
Household Products - 0.1%
Kimberly-Clark Corp.	700	45,444
Personal Products - 2.5%
Gillette Co.	22,230	790,721
Tobacco - 3.0%
Philip Morris Companies, Inc.	16,700	956,075
TOTAL CONSUMER STAPLES		2,408,818
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.8%
Energy Equipment & Services - 8.8%
Nabors Industries, Inc. (a)	30,700	$ 1,347,730
Noble Corp. (a)	34,700	1,485,854
		2,833,584
Oil & Gas - 0.0%
Exxon Mobil Corp.	400	15,972
TOTAL ENERGY		2,849,556
FINANCIALS - 7.3%
Banks - 1.7%
Bank of America Corp.	5,100	386,631
Silicon Valley Bancshares (a)	4,800	149,376
		536,007
Diversified Financials - 2.6%
Bear Stearns Companies, Inc.	2,500	150,125
Citigroup, Inc.	10,000	431,800
Fannie Mae	500	40,005
Freddie Mac	400	26,220
Lehman Brothers Holdings, Inc.	2,800	170,800
Merrill Lynch & Co., Inc.	300	12,213
		831,163
Insurance - 3.0%
AFLAC, Inc.	8,800	283,008
Allstate Corp.	2,900	111,592
American International Group, Inc.	8,700	582,639
		977,239
TOTAL FINANCIALS		2,344,409
HEALTH CARE - 19.8%
Biotechnology - 12.6%
Amgen, Inc. (a)	2,300	109,549
Biogen, Inc. (a)	3,600	179,568
Genentech, Inc. (a)	14,000	497,000
Human Genome Sciences, Inc. (a)	9,100	156,975
IDEC Pharmaceuticals Corp. (a)	30,500	1,308,145
MedImmune, Inc. (a)	52,790	1,716,731
Millennium Pharmaceuticals, Inc. (a)	5,600	84,504
		4,052,472
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 7.2%
Abbott Laboratories	1,900	$ 90,250
Barr Laboratories, Inc. (a)	2,900	192,966
Bristol-Myers Squibb Co.	1,400	43,568
Johnson & Johnson	16,200	993,870
Merck & Co., Inc.	1,900	108,490
Pfizer, Inc.	25,500	882,300
Wyeth	500	27,750
		2,339,194
TOTAL HEALTH CARE		6,391,666
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.	600	37,230
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. (a)	14,200	545,138
Industrial Conglomerates - 1.3%
General Electric Co.	12,700	395,478
TOTAL INDUSTRIALS		977,846
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	13,600	214,608
JDS Uniphase Corp. (a)	167,100	586,521
		801,129
Computers & Peripherals - 0.2%
Apple Computer, Inc. (a)	2,600	60,580
Electronic Equipment & Instruments - 7.2%
Agilent Technologies, Inc. (a)	19,400	511,578
Amphenol Corp. Class A (a)	2,400	107,880
Vishay Intertechnology, Inc. (a)	69,620	1,709,867
		2,329,325
Semiconductor Equipment & Products - 21.8%
Altera Corp. (a)	700	12,621
Analog Devices, Inc. (a)	1,200	43,944
Applied Materials, Inc. (a)	9,700	215,146
ASML Holding NV (NY Shares) (a)	62,700	1,162,458
Cypress Semiconductor Corp. (a)	38,300	763,319
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Fairchild Semiconductor International, Inc. Class A (a)	15,900	$ 399,885
Intel Corp.	19,700	544,114
Intersil Corp. Class A (a)	992	23,828
KLA-Tencor Corp. (a)	4,400	229,372
LAM Research Corp. (a)	20,700	470,718
LSI Logic Corp. (a)	2,710	30,894
Micron Technology, Inc. (a)	31,700	747,486
NVIDIA Corp. (a)	23,400	782,964
Teradyne, Inc. (a)	59,604	1,614,076
		7,040,825
Software - 1.6%
Adobe Systems, Inc.	4,860	175,446
Microsoft Corp. (a)	6,800	346,188
		521,634
TOTAL INFORMATION TECHNOLOGY		10,753,493
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Ball Corp.	4,100	170,478
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
SBC Communications, Inc.	3,900	133,731
TOTAL COMMON STOCKS (Cost $32,737,504)		32,074,635
Money Market Funds - 0.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $233,202)	233,202	$ 233,202
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $32,970,706)		32,307,837
NET OTHER ASSETS - (0.1)%		(32,996)
NET ASSETS - 100%		$ 32,274,841
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $51,113,718 and $50,716,527, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,995 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $33,161,704. Net unrealized depreciation aggregated $853,867, of which $2,498,354 related to appreciated investment securities and $3,352,221 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $5,718,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $244,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $32,970,706) - See accompanying schedule		$ 32,307,837
Receivable for investments sold		276,363
Receivable for fund shares sold		14,813
Dividends receivable		12,345
Interest receivable		832
Other receivables		116
Total assets		32,612,306
Liabilities
Payable for investments purchased	$ 199,602
Payable for fund shares redeemed	78,531
Accrued management fee	6,787
Distribution fees payable	18,339
Other payables and accrued expenses	34,206
Total liabilities		337,465
Net Assets		$ 32,274,841
Net Assets consist of:
Paid in capital		$ 39,516,577
Accumulated net investment (loss)		(212,872)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,365,995)
Net unrealized appreciation (depreciation) on investments		(662,869)
Net Assets		$ 32,274,841

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,304,156 ÷ 547,659 shares)	$ 9.69
Maximum offering price per share (100/94.25 of $9.69)	$ 10.28
Class T: Net Asset Value and redemption price per share ($13,363,354 ÷ 1,392,936 shares)	$ 9.59
Maximum offering price per share (100/96.50 of $9.59)	$ 9.94
Class B: Net Asset Value and offering price per share ($10,379,339 ÷ 1,100,507 shares) A	$ 9.43
Class C: Net Asset Value and offering price per share ($2,829,135 ÷ 300,832 shares) A	$ 9.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($398,857 ÷ 41,017 shares)	$ 9.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 71,927
Interest		6,402
Security lending		977
Total income		79,306
Expenses
Management fee	$ 102,287
Transfer agent fees	86,323
Distribution fees	119,210
Accounting and security lending fees	30,111
Non-interested trustees' compensation	58
Custodian fees and expenses	5,664
Registration fees	43,566
Audit	12,311
Legal	179
Miscellaneous	7,097
Total expenses before reductions	406,806
Expense reductions	(114,628)	292,178
Net investment income (loss)		(212,872)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(220,751)
Foreign currency transactions	(1,894)
Total net realized gain (loss)		(222,645)
Change in net unrealized appreciation (depreciation) on investment securities		(3,723,554)
Net gain (loss)		(3,946,199)
Net increase (decrease) in net assets resulting from operations		$ (4,159,071)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (212,872)	$ (189,482)
Net realized gain (loss)	(222,645)	(4,889,972)
Change in net unrealized appreciation (depreciation)	(3,723,554)	(1,025,153)
Net increase (decrease) in net assets resulting from operations	(4,159,071)	(6,104,607)
Distributions to shareholders from net investment income	-	(893)
Distributions to shareholders from net realized gain	-	(3,470,840)
Total distributions	-	(3,471,733)
Share transactions - net increase (decrease)	(162,708)	3,142,110
Total increase (decrease) in net assets	(4,321,779)	(6,434,230)
Net Assets
Beginning of period	36,596,620	43,030,850
End of period (including accumulated net investment loss of $212,872 and $0, respectively)	$ 32,274,841	$ 36,596,620

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	(.02)	(.02)	.01	(.07)
Net realized and unrealized gain (loss)	(1.19)	(1.62)	.44	3.32	.69	1.45
Total from investment operations	(1.23)	(1.63)	.42	3.30	.70	1.38
Distributions from net realized gain	-	(1.16)	(1.72)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	(1.16)	(1.72)	-	(.37)	-
Net asset value, end of period	$ 9.69	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Total Return B, C, D	(11.26)%	(13.13)%	2.40%	28.18%	6.53%	13.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.70%	1.61%	1.72%	1.61%	2.41% A
Expenses net of voluntary waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.61%	1.75% A
Expenses net of all reductions	1.23% A	1.26%	1.30%	1.28%	1.60%	1.75% A
Net investment income (loss)	(.78)% A	(.05)%	(.10)%	(.17)%	.09%	(.73)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,304	$ 4,271	$ 4,925	$ 3,846	$ 2,885	$ 5,376
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)	(.05)	(.06)	(.02)	(.10)
Net realized and unrealized gain (loss)	(1.19)	(1.64)	.42	3.31	.70	1.46
Total from investment operations	(1.24)	(1.67)	.37	3.25	.68	1.36
Distributions from net realized gain	-	(1.12)	(1.68)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.10)	-
Total distributions	-	(1.12)	(1.68)	-	(.36)	-
Net asset value, end of period	$ 9.59	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Total Return B, C, D	(11.45)%	(13.49)%	2.06%	27.83%	6.35%	13.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.21% A	2.10%	1.88%	1.94%	1.79%	2.21% A
Expenses net of voluntary waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.79%	2.00% A
Expenses net of all reductions	1.48% A	1.50%	1.54%	1.53%	1.76%	2.00% A
Net investment income (loss)	(1.03)% A	(.29)%	(.35)%	(.42)%	(.11)%	(1.00)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,363	$ 16,165	$ 19,047	$ 15,989	$ 16,368	$ 20,283
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.13)	(.12)	(.09)	(.15)
Net realized and unrealized gain (loss)	(1.16)	(1.63)	.43	3.28	.71	1.46
Total from investment operations	(1.24)	(1.72)	.30	3.16	.62	1.31
Distributions from net realized gain	-	(1.05)	(1.62)	-	(.24)	-
Distributions in excess of net realized gain	-	-	-	-	(.09)	-
Total distributions	-	(1.05)	(1.62)	-	(.33)	-
Net asset value, end of period	$ 9.43	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Total Return B, C, D	(11.62)%	(14.00)%	1.58%	27.24%	5.80%	13.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58% A	2.44%	2.33%	2.41%	2.24%	2.87% A
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.24%	2.50% A
Expenses net of all reductions	1.98% A	2.01%	2.05%	2.03%	2.22%	2.50% A
Net investment income (loss)	(1.53)% A	(.80)%	(.85)%	(.92)%	(.58)%	(1.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,379	$ 12,487	$ 15,682	$ 13,056	$ 10,994	$ 11,370
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.08)	(.09)	(.13)	(.12)	(.14)	-
Net realized and unrealized gain (loss)	(1.16)	(1.61)	.45	3.27	.74	(.49)
Total from investment operations	(1.24)	(1.70)	.32	3.15	.60	(.49)
Distributions from net realized gain	-	(1.07)	(1.66)	-	(.26)	-
Distributions in excess of net realized gain	-	-	-	-	(.10)	-
Total distributions	-	(1.07)	(1.66)	-	(.36)	-
Net asset value, end of period	$ 9.40	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Total Return B, C, D	(11.65)%	(13.90)%	1.71%	27.16%	5.62%	(4.14)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.55% A	2.47%	2.41%	2.60%	6.89%	564.75% A
Expenses net of voluntary waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.50%	2.50% A
Expenses net of all reductions	1.98% A	2.00%	2.04%	2.03%	2.47%	2.50% A
Net investment income (loss)	(1.53)% A	(.79)%	(.85)%	(.92)%	(.88)%	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,829	$ 3,186	$ 2,763	$ 1,408	$ 482	$ 48
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30,1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.02	.02	.01	.03	(.04)
Net realized and unrealized gain (loss)	(1.20)	(1.65)	.44	3.34	.68	1.44
Total from investment operations	(1.23)	(1.63)	.46	3.35	.71	1.40
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	(1.17)	(1.76)	-	(.28)	-
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	-	(1.19)	(1.76)	-	(.39)	-
Net asset value, end of period	$ 9.72	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Total Return B, C	(11.23)%	(13.09)%	2.68%	28.58%	6.63%	14.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	1.26%	1.21%	1.36%	1.63%	4.44% A
Expenses net of voluntary waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.50%	1.50% A
Expenses net of all reductions	.98% A	1.00%	1.05%	1.03%	1.48%	1.50% A
Net investment income (loss)	(.53)% A	.21%	.14%	.08%	.17%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 399	$ 488	$ 615	$ 682	$ 1,057	$ 1,459
Portfolio turnover rate	293% A	334%	102%	133%	358%	213% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 31, 1996 (commencement of sale of shares) to November 30,1997. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) (formerly Fidelity Advisor TechnoQuant Growth Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,714	$ 14
Class T	.25%	.25%	38,107	234
Class B	.75%	.25%	59,296	44,571
Class C	.75%	.25%	16,093	4,637
			$ 119,210	$ 49,456

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 10,162	$ 2,150
Class T	22,128	4,002
Class B*	20,440	20,440
Class C*	657	657
	$ 53,387	$ 27,249

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 10,794.47
Class T	42,880.56
Class B	25,680.43
Class C	6,515.41
Institutional Class	454.20
	$ 86,323

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,993 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 12,846
Class T	1.55%	49,805
Class B	2.05%	31,127
Class C	2.05%	7,994
Institutional Class	1.05%	655
		$ 102,427

Certain security trades were directed to brokers who paid $12,201 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	$ -	$ 893
From net realized gain
Class A	$ -	$ 415,845
Class T	-	1,560,786
Class B	-	1,218,668
Class C	-	223,359
Institutional Class	-	52,182
Total	$ -	$ 3,470,840
	$ -	$ 3,471,733

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	201,985	122,032	$ 2,091,886	$ 1,498,514
Reinvestment of distributions	-	27,785	-	355,371
Shares redeemed	(45,553)	(117,741)	(482,507)	(1,387,390)
Net increase (decrease)	156,432	32,076	$ 1,609,379	$ 466,495
Class T Shares sold	139,775	372,860	$ 1,477,227	$ 4,476,778
Reinvestment of distributions	-	111,414	-	1,418,321
Shares redeemed	(240,009)	(389,379)	(2,518,749)	(4,590,211)
Net increase (decrease)	(100,234)	94,895	$ (1,041,522)	$ 1,304,888
Class B Shares sold	92,103	222,173	$ 972,965	$ 2,643,128
Reinvestment of distributions	-	74,370	-	937,801
Shares redeemed	(161,744)	(293,112)	(1,689,260)	(3,337,683)
Net increase (decrease)	(69,641)	3,431	$ (716,295)	$ 243,246
Class C Shares sold	47,475	159,236	$ 499,704	$ 1,881,294
Reinvestment of distributions	-	15,444	-	193,978
Shares redeemed	(46,075)	(81,292)	(475,582)	(949,987)
Net increase (decrease)	1,400	93,388	$ 24,122	$ 1,125,285
Institutional Class Shares sold	-	297	$ -	$ 4,116
Reinvestment of distributions	-	3,905	-	50,014
Shares redeemed	(3,510)	(4,325)	(38,392)	(51,934)
Net increase (decrease)	(3,510)	(123)	$ (38,392)	$ 2,196

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.000
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.000
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,075,463.34	90.641
Against	761,291.13	3.818
Abstain	1,105,048.03	5.541
TOTAL	19,941,802.50	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,388,535.23	92.211
Against	459,993.56	2.307
Abstain	1,093,273.71	5.482
TOTAL	19,941,802.50	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,350,348.01	92.020
Against	504,604.43	2.530
Abstain	1,086,850.06	5.450
TOTAL	19,941,802.50	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	15,215,367.71	87.694
Against	755,677.00	4.356
Abstain	1,379,413.64	7.950
TOTAL	17,350,458.35	100.000
Broker Non-Votes	2,591,344.15
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	15,132,591.41	87.217
Against	863,180.96	4.975
Abstain	1,354,685.97	7.808
TOTAL	17,350,458.34	100.000
Broker Non-Votes	2,591,344.16

*Denotes trust-wide proposals and voting results.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ATQGI-SANN-0702 157516
1.704629.104

LOGO (Registered Trademark)Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - CL A	-6.00%	-14.93%	-3.55%	125.05%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-11.40%	-19.82%	-9.09%	112.11%
S&P 500 ®	-5.68%	-13.85%	34.65%	213.06%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL A	-14.93%	-0.72%	8.45%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-19.82%	-1.89%	7.81%
S&P 500	-13.85%	6.13%	12.09%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Class A on May 31, 1992, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $21,211 - a 112.11% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper SM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were -6.06%, -15.23%, 24.99%, and 167.43%, respectively; and the one year, five year, and 10 year average annual total returns were -15.23%, 4.39%, and 10.13%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65%, 24.88%, and 166.09%, respectively; and the one year, five year and 10 year average annual total returns were -16.65%, 4.29%, and 10.03%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-6.07%	-15.06%	-4.36%	123.11%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-9.36%	-18.03%	-7.70%	115.31%
S&P 500	-5.68%	-13.85%	34.65%	213.06%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-15.06%	-0.89%	8.36%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-18.03%	-1.59%	7.97%
S&P 500	-13.85%	6.13%	12.09%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on May 31, 1992, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $21,531 - a 115.31% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were -6.06%, -15.23%, 24.99%, and 167.43%, respectively; and the one year, five year, and 10 year average annual total returns were -15.23%, 4.39%, and 10.13%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65%, 24.88%, and 166.09%, respectively; and the one year, five year and 10 year average annual total returns were -16.65%, 4.29%, and 10.03%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-6.38%	-15.60%	-7.17%	116.33%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-11.06%	-19.82%	-8.50%	116.33%
S&P 500	-5.68%	-13.85%	34.65%	213.06%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-15.60%	-1.48%	8.02%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-19.82%	-1.76%	8.02%
S&P 500	-13.85%	6.13%	12.09%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $21,633 - a 116.33% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were -6.06%, -15.23%, 24.99%, and 167.43%, respectively; and the one year, five year, and 10 year average annual total returns were -15.23%, 4.39%, and 10.13%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65%, 24.88%, and 166.09%, respectively; and the one year, five year and 10 year average annual total returns were -16.65%, 4.29%, and 10.03%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-6.36%	-15.59%	-7.08%	116.54%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-7.30%	-16.43%	-7.08%	116.54%
S&P 500	-5.68%	-13.85%	34.65%	213.06%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-15.59%	-1.46%	8.03%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-16.43%	-1.46%	8.03%
S&P 500	-13.85%	6.13%	12.09%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $21,654 - a 116.54% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were -6.06%, -15.23%, 24.99%, and 167.43%, respectively; and the one year, five year, and 10 year average annual total returns were -15.23%, 4.39%, and 10.13%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65%, 24.88%, and 166.09%, respectively; and the one year, five year and 10 year average annual total returns were -16.65%, 4.29%, and 10.03%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform, Bettina?

A. For the six months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -6.00%, -6.07%, -6.38% and -6.36%, respectively. During the same period, the Standard & Poor's 500 Index slid 5.68% and the growth funds average tracked by Lipper Inc. fell 6.67%. For the 12 months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -14.93%, -15.06%, -15.60% and -15.59%, respectively, while the S&P 500 and the Lipper average fell 13.85% and 16.35%, respectively.

Q. The fund and its benchmarks all posted similarly negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, I'm satisfied that the fund held its own versus its benchmarks, but disappointed it didn't do better. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group. Unfortunately, a couple of mistakes overwhelmed what I felt was an otherwise well-positioned portfolio.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. These "mistakes," as you describe them . . . what were they?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top 10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions - Tyco International and Bristol-Myers Squibb - also were big detractors. Tyco suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Overweighting Philip Morris, Gillette and Coca-Cola, three of the fund's largest and best-performing positions during the period, helped mitigate the losses of the large holdings I mentioned earlier. Additionally, several of the fund's media positions held up well, particularly Viacom and Univision Communications, the latter of which is a Spanish broadcasting concern that's benefited as advertisers increasingly target the growing Hispanic population in the U.S.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley (formerly Morgan Stanley Dean Witter) and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been disappointments so far this year. Additionally, despite strong fundamentals, drug stocks Pfizer and Wyeth Pharmaceuticals were dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks

Start date: November 18, 1987

Size: as of May 31, 2002, more than $7.9 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on 2002 earnings expectations:

"As we come through the second quarter of 2002 and expectations for a second-half recovery have dwindled, it'll be interesting to see if Corporate America undergoes another round of cost cutting. At this juncture, it may be the only way for many companies to restore their profitability.

"Through the end of May, indications are that second-quarter earnings will be flat relative to the first quarter, which was decent, but not great. That could leave many companies behind on their calendar-year earnings estimates. Also, CEOs from several different industries are admitting that business is going to be much more competitive. When you hear that, it usually indicates that gains in market share will be the key to driving growth, and that being the low-cost producer will be absolutely critical.

"If another round of cost cutting takes place - which typically involves layoffs - I'm not certain how the consumer will react. For the first time in a while, there are indications that consumer spending has moderated. Another wave of layoffs could put additional pressure on the consumer and further delay the economic recovery."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.9	5.7
Citigroup, Inc.	4.1	4.7
Pfizer, Inc.	3.6	3.9
Gillette Co.	3.5	2.4
Philip Morris Companies, Inc.	3.2	2.1
Fannie Mae	3.0	2.6
American International Group, Inc.	2.9	2.7
The Coca-Cola Co.	2.9	1.9
Freddie Mac	2.8	2.3
Viacom, Inc. Class B (non-vtg.)	2.6	2.1
	33.5
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	20.8
Consumer Discretionary	17.5	13.7
Consumer Staples	14.3	8.8
Health Care	14.3	15.5
Information Technology	10.4	15.5
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks and Equity Futures 97.3%		Stocks 95.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	3.1%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.4%
Hotels, Restaurants & Leisure - 1.1%
Harrah's Entertainment, Inc. (a)	106,900	$ 5,094
Marriott International, Inc. Class A	180,900	7,316
McDonald's Corp.	2,256,200	67,551
Starwood Hotels & Resorts Worldwide, Inc. unit	270,700	9,580
		89,541
Household Durables - 0.2%
Black & Decker Corp.	376,330	17,985
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,358,600	24,767
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	767,100	25,521
Media - 8.7%
AOL Time Warner, Inc. (a)	5,187,600	97,008
Clear Channel Communications, Inc. (a)	1,173,500	62,465
Comcast Corp. Class A (special) (a)	2,437,200	68,632
Fox Entertainment Group, Inc. Class A (a)	3,869,200	96,885
Liberty Media Corp. Class A (a)	1,722,200	20,753
McGraw-Hill Companies, Inc.	273,700	17,279
News Corp. Ltd. ADR	722,100	21,071
TMP Worldwide, Inc. (a)	270,700	7,312
Univision Communications, Inc. Class A (a)	1,887,800	75,512
Viacom, Inc.:
Class A (a)	228,200	11,193
Class B (non-vtg.) (a)	4,248,115	207,988
		686,098
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	167,100	6,562
Federated Department Stores, Inc. (a)	285,800	11,835
JCPenney Co., Inc.	2,387,400	58,396
Kohls Corp. (a)	1,128,300	84,623
Target Corp.	496,400	20,576
Wal-Mart Stores, Inc.	1,328,500	71,872
		253,864
Specialty Retail - 2.8%
Home Depot, Inc.	2,152,450	89,736
Lowe's Companies, Inc.	1,586,100	74,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	406,700	$ 13,925
Staples, Inc. (a)	2,127,800	44,854
		223,315
Textiles, Apparel & Lux. Goods - 0.8%
NIKE, Inc. Class B	1,083,400	58,233
TOTAL CONSUMER DISCRETIONARY		1,379,324
CONSUMER STAPLES - 14.3%
Beverages - 4.3%
Pepsi Bottling Group, Inc.	406,400	13,419
PepsiCo, Inc.	1,979,200	102,879
The Coca-Cola Co.	4,108,100	228,246
		344,544
Food & Drug Retailing - 0.2%
Albertson's, Inc.	214,300	7,537
Safeway, Inc. (a)	177,100	7,199
		14,736
Food Products - 1.1%
Dean Foods Co. (a)	905,000	33,033
Kraft Foods, Inc. Class A	760,500	32,709
Tyson Foods, Inc. Class A	1,354,700	19,995
		85,737
Household Products - 1.5%
Colgate-Palmolive Co.	1,083,400	58,720
Kimberly-Clark Corp.	692,300	44,944
Procter & Gamble Co.	190,800	17,086
		120,750
Personal Products - 4.0%
Avon Products, Inc.	757,880	40,130
Gillette Co.	7,905,800	281,209
		321,339
Tobacco - 3.2%
Philip Morris Companies, Inc.	4,374,780	250,456
TOTAL CONSUMER STAPLES		1,137,562
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.9%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	634,000	$ 23,236
Cooper Cameron Corp. (a)	960,200	54,030
Schlumberger Ltd. (NY Shares)	2,219,400	114,610
		191,876
Oil & Gas - 5.5%
BP PLC sponsored ADR	1,699,556	86,796
ChevronTexaco Corp.	1,402,500	122,368
Conoco, Inc.	1,615,400	43,422
Exxon Mobil Corp.	4,072,700	162,623
TotalFinaElf SA:
Series B	97,574	15,157
sponsored ADR	97,761	7,593
		437,959
TOTAL ENERGY		629,835
FINANCIALS - 19.9%
Banks - 1.5%
Bank of America Corp.	819,500	62,126
Bank One Corp.	562,100	22,838
FleetBoston Financial Corp.	903,100	31,825
		116,789
Diversified Financials - 14.7%
American Express Co.	1,971,300	83,800
Charles Schwab Corp.	2,573,030	31,108
Citigroup, Inc.	7,493,593	323,573
Fannie Mae	2,991,942	239,385
Freddie Mac	3,353,400	219,815
Investment Technology Group, Inc. (a)	1,206,000	43,898
Lehman Brothers Holdings, Inc.	632,200	38,564
Merrill Lynch & Co., Inc.	992,600	40,409
Morgan Stanley Dean Witter & Co.	2,258,500	102,671
SLM Corp.	493,100	47,574
		1,170,797
Insurance - 3.7%
AFLAC, Inc.	1,404,800	45,178
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	3,498,728	$ 234,310
MetLife, Inc.	453,100	15,057
		294,545
TOTAL FINANCIALS		1,582,131
HEALTH CARE - 14.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	795,500	37,890
Biogen, Inc. (a)	361,000	18,007
Celgene Corp. (a)	632,700	11,389
Sepracor, Inc. (a)	606,400	7,101
Vertex Pharmaceuticals, Inc. (a)	272,000	5,367
		79,754
Health Care Equipment & Supplies - 3.1%
Applera Corp. - Applied Biosystems Group	400,000	7,280
Baxter International, Inc.	1,353,500	72,683
Becton, Dickinson & Co.	1,510,200	56,784
C.R. Bard, Inc.	181,300	9,990
Medtronic, Inc.	1,783,500	82,309
Zimmer Holdings, Inc. (a)	496,000	17,350
		246,396
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	180,595	12,002
Pharmaceuticals - 10.0%
Abbott Laboratories	270,800	12,863
Allergan, Inc.	226,100	14,267
Barr Laboratories, Inc. (a)	270,700	18,012
Bristol-Myers Squibb Co.	1,759,600	54,759
Forest Laboratories, Inc. (a)	1,083,160	79,970
Johnson & Johnson	603,000	36,994
Merck & Co., Inc.	1,367,700	78,096
Pfizer, Inc.	8,196,168	283,587
Schering-Plough Corp.	1,489,400	39,395
Wyeth	3,135,100	173,998
		791,941
TOTAL HEALTH CARE		1,130,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Boeing Co.	407,000	$ 17,359
Lockheed Martin Corp.	1,219,200	75,651
Northrop Grumman Corp.	361,700	43,878
		136,888
Airlines - 0.9%
AMR Corp. (a)	768,700	16,104
Delta Air Lines, Inc.	588,800	15,456
Southwest Airlines Co.	2,218,000	37,773
		69,333
Commercial Services & Supplies - 1.5%
DST Systems, Inc. (a)	181,100	8,948
First Data Corp.	948,400	75,113
Paychex, Inc.	962,377	33,346
		117,407
Industrial Conglomerates - 2.7%
3M Co.	61,200	7,676
General Electric Co.	6,452,750	200,939
Tyco International Ltd.	361,300	7,931
		216,546
Machinery - 0.1%
Danaher Corp.	99,300	6,913
Road & Rail - 0.5%
CSX Corp.	451,110	15,518
Kansas City Southern (a)	903,900	14,978
Union Pacific Corp.	182,500	11,176
		41,672
TOTAL INDUSTRIALS		588,759
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	1,996,400	31,503
QUALCOMM, Inc. (a)	226,100	7,154
		38,657
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	2,925,800	78,558
Sun Microsystems, Inc. (a)	3,702,200	25,508
		104,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	406,700	$ 16,077
Internet Software & Services - 0.4%
Check Point Software Technologies Ltd. (a)	180,700	2,938
Overture Services, Inc. (a)	542,600	10,499
Yahoo!, Inc. (a)	1,354,200	21,694
		35,131
Semiconductor Equipment & Products - 3.1%
Analog Devices, Inc. (a)	887,300	32,493
Intel Corp.	2,725,490	75,278
International Rectifier Corp. (a)	290,260	13,634
KLA-Tencor Corp. (a)	349,500	18,219
LAM Research Corp. (a)	577,400	13,130
Micron Technology, Inc. (a)	180,600	4,259
National Semiconductor Corp. (a)	1,534,800	47,118
Teradyne, Inc. (a)	496,900	13,456
Xilinx, Inc. (a)	754,700	26,611
		244,198
Software - 4.9%
Microsoft Corp. (a)	7,600,200	386,922
TOTAL INFORMATION TECHNOLOGY		825,051
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	361,300	20,233
Metals & Mining - 0.1%
Alcoa, Inc.	270,900	9,476
TOTAL MATERIALS		29,709
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
BellSouth Corp.	3,271,500	108,876
SBC Communications, Inc.	1,419,440	48,673
Verizon Communications, Inc.	1,534,100	65,966
		223,515
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Corp. - PCS Group Series 1 (a)	1,535,400	$ 16,030
TOTAL TELECOMMUNICATION SERVICES		239,545
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp. (a)	452,300	2,963
TOTAL COMMON STOCKS (Cost $6,838,211)		7,544,972
Convertible Bonds - 0.1%
Ratings (unaudited) (e)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c) (Cost $5,070)	Ba3	$ 5,070	5,855
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/11/02 (d) (Cost $10,979)		11,000	10,981
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 1.85% (b)	419,213,686	419,214
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	19,175,000	19,175
TOTAL MONEY MARKET FUNDS (Cost $438,389)		438,389
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 5/31/02 due 6/3/02 (Cost $6,336)	$ 6,337	$ 6,336
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,298,985)		8,006,533
NET OTHER ASSETS - (0.9)%		(68,361)
NET ASSETS - 100%		$ 7,938,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
640 S&P 500 Index Contracts	June 2002	$ 170,800	$ (8,852)
The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,855,000 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,606,000.
(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,661,906,000 and $3,993,411,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $200,000 for the period.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $7,359,378,000. Net unrealized appreciation aggregated $647,155,000, of which $1,333,380,000 related to appreciated investment securities and $686,225,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $1,230,501,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $72,078,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,416 and repurchase agreements of $6,336)(cost $7,298,985) - See accompanying schedule		$ 8,006,533
Cash		1
Receivable for investments sold		72,298
Receivable for fund shares sold		263
Dividends receivable		9,046
Interest receivable		766
Receivable for daily variation on futures contracts		272
Other receivables		99
Total assets		8,089,278
Liabilities
Payable for investments purchased	$ 88,496
Payable for fund shares redeemed	37,914
Accrued management fee	917
Distribution fees payable	3,691
Other payables and accrued expenses	913
Collateral on securities loaned, at value	19,175
Total liabilities		151,106
Net Assets		$ 7,938,172
Net Assets consist of:
Paid in capital		$ 8,979,712
Undistributed net investment income		6,150
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,746,349)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		698,659
Net Assets		$ 7,938,172

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,027 ÷ 9,911 shares)	$ 26.44
Maximum offering price per share (100/94.25 of $26.44)	$ 28.05
Class T: Net Asset Value and redemption price per share ($6,554,328 ÷ 245,267 shares)	$ 26.72
Maximum offering price per share (100/96.50 of $26.72)	$ 27.69
Class B: Net Asset Value and offering price per share ($788,395 ÷ 30,174 shares) A	$ 26.13
Class C: Net Asset Value and offering price per share ($189,535 ÷ 7,232 shares) A	$ 26.21
Institutional Class: Net Asset Value, offering price and redemption price per share ($143,887 ÷ 5,366 shares)	$ 26.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 48,887
Interest		3,488
Security lending		55
Total income		52,430
Expenses
Management fee Basic fee	$ 25,899
Performance adjustment	(19,525)
Transfer agent fees	10,715
Distribution fees	24,324
Accounting and security lending fees	419
Non-interested trustees' compensation	39
Custodian fees and expenses	59
Registration fees	102
Audit	34
Legal	46
Miscellaneous	1,132
Total expenses before reductions	43,244
Expense reductions	(1,200)	42,044
Net investment income (loss)		10,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(364,313)
Foreign currency transactions	(9)
Total net realized gain (loss)		(364,322)
Change in net unrealized appreciation (depreciation) on: Investment securities	(171,267)
Assets and liabilities in foreign currencies	29
Futures contracts	(8,852)
Total change in net unrealized appreciation (depreciation)		(180,090)
Net gain (loss)		(544,412)
Net increase (decrease) in net assets resulting from operations		$ (534,026)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,386	$ 56,982
Net realized gain (loss)	(364,322)	(1,145,702)
Change in net unrealized appreciation (depreciation)	(180,090)	(1,122,563)
Net increase (decrease) in net assets resulting from operations	(534,026)	(2,211,283)
Distributions to shareholders from net investment income	(58,747)	-
Distributions to shareholders from net realized gain	-	(1,707,310)
Total distributions	(58,747)	(1,707,310)
Share transactions - net increase (decrease)	(1,283,239)	(2,714,385)
Total increase (decrease) in net assets	(1,876,012)	(6,632,978)
Net Assets
Beginning of period	9,814,184	16,447,162
End of period (including undistributed net investment income of $6,150 and undistributed net investment income of $54,511, respectively)	$ 7,938,172	$ 9,814,184

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G	1997 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39
Income from Investment Operations
Net investment income (loss) E	.06	.20	.08	.47	.48	.04	.54
Net realized and unrealized gain (loss)	(1.75)	(5.26)	(7.65)	2.97	8.03	1.41	8.80
Total from investment operations	(1.69)	(5.06)	(7.57)	3.44	8.51	1.45	9.34
Distributions from net investment income	(.26)	-	(.50)	(.47)	(.60)	-	(.72)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.26)	(3.96)	(5.63)	(2.16)	(3.20)	-	(2.16)
Net asset value, end of period	$ 26.44	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57
Total Return B, C, D	(6.00)%	(15.23)%	(16.86)%	7.31%	20.82%	3.41%	27.58%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.78%	.87%	.92%	.97%	1.14%A	1.05%
Expenses net of voluntary waivers, if any	.76%A	.78%	.87%	.92%	.97%	1.10%A	1.05%
Expenses net of all reductions	.73%A	.75%	.84%	.91%	.96%	1.09%A	1.04%
Net investment income (loss)	.44%A	.67%	.17%	.93%	1.06%	1.22%A	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 262	$ 320	$ 452	$ 640	$ 359	$ 143	$ 130
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G One month ended November 30, 1997. H Year ended October 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997G	1997H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41
Income from Investment Operations
Net investment income (loss) E	.04	.16	-	.37	.42	.03	.55
Net realized and unrealized gain (loss)	(1.77)	(5.32)	(7.72)	3.00	8.08	1.41	8.78
Total from investment operations	(1.73)	(5.16)	(7.72)	3.37	8.50	1.44	9.33
Distributions from net investment income	(.19)	-	(.35)	(.35)	(.47)	-	(.54)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.19)	(3.96)	(5.48)	(2.04)	(3.07)	-	(1.98)
Net asset value, end of period	$ 26.72	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76
Total Return B, C, D	(6.07)%	(15.37)%	(17.01)%	7.10%	20.63%	3.37%	27.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	.90%A	.93%	1.05%	1.12%	1.14%	1.28%A	1.18%
Expenses net of voluntary waivers, if any	.90%A	.93%	1.05%	1.12%	1.14%	1.28%A	1.18%
Expenses net of all reductions	.88%A	.90%	1.03%	1.11%	1.13%	1.27%A	1.17%
Net investment income (loss)	.30%A	.52%	(.01)%	.73%	.92%	1.03%A	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 6,554	$ 8,136	$ 13,813	$ 24,357	$ 24,802	$ 20,411	$ 19,652
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G One month ended November 30, 1997. H Year ended October 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Semiannual Report

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 H	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60	$ 37.62
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.26)	.09	.14	.02	.13
Net realized and unrealized gain (loss)	(1.73)	(5.20)	(7.59)	2.97	8.04	1.40	4.85
Total from investment operations	(1.78)	(5.24)	(7.85)	3.06	8.18	1.42	4.98
Distributions from net investment income	-	-	(.16)	(.24)	(.48)	-	-
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	-
Total distributions	-	(3.96)	(5.29)	(1.93)	(3.08)	-	-
Net asset value, end of period	$ 26.13	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60
Total Return B, C, D	(6.38)%	(15.91)%	(17.49)%	6.50%	19.95%	3.33%	13.24%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.56%A	1.57%	1.64%	1.67%	1.71%	2.01%A	1.75%A
Expenses net of voluntary waivers, if any	1.56%A	1.57%	1.64%	1.67%	1.71%	1.85%A	1.75%A
Expenses net of all reductions	1.53%A	1.54%	1.62%	1.66%	1.70%	1.84%A	1.74%A
Net investment income (loss)	(.36)%A	(.13)%	(.60)%	.19%	.31%	.47%A	.48%A
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 939	$ 1,437	$ 2,264	$ 1,432	$ 423	$ 371
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period March 3, 1997 (commencement of sale of shares) to October 31, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H One month ended November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20	$ 43.62
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.25)	.10	.12	.02
Net realized and unrealized gain (loss)	(1.74)	(5.21)	(7.61)	2.97	8.08	.56
Total from investment operations	(1.78)	(5.24)	(7.86)	3.07	8.20	.58
Distributions from net investment income	-	-	(.21)	(.32)	(.47)	-
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-
Total distributions	-	(3.96)	(5.34)	(2.01)	(3.07)	-
Net asset value, end of period	$ 26.21	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Total Return B, C, D	(6.36)%	(15.87)%	(17.48)%	6.50%	19.91%	1.33%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%A	1.53%	1.61%	1.65%	1.70%	2.50%A
Expenses net of voluntary waivers, if any	1.52%A	1.53%	1.61%	1.65%	1.70%	1.85%A
Expenses net of all reductions	1.50%A	1.50%	1.59%	1.64%	1.70%	1.84%A
Net investment income (loss)	(.32)%A	(.08)%	(.57)%	.20%	.27%	.74%A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 232	$ 400	$ 688	$ 301	$ 6
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47
Income from Investment Operations
Net investment income (loss) D	.11	.33	.22	.63	.65	.05	.75
Net realized and unrealized gain (loss)	(1.78)	(5.35)	(7.72)	2.98	8.10	1.41	8.78
Total from investment operations	(1.67)	(5.02)	(7.50)	3.61	8.75	1.46	9.53
Distributions from net investment income	(.39)	-	(.62)	(.60)	(.68)	-	(.71)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.39)	(3.96)	(5.75)	(2.29)	(3.28)	-	(2.15)
Net asset value, end of period	$ 26.81	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85
Total Return B, C	(5.85)%	(14.92)%	(16.58)%	7.62%	21.29%	3.41%	28.07%
Ratios to Average Net AssetsE
Expenses before expense reductions	.40%A	.40%	.53%	.62%	.62%	.71%A	.66%
Expenses net of voluntary waivers, if any	.40%A	.40%	.53%	.62%	.62%	.71%A	.66%
Expenses net of all reductions	.37%A	.37%	.51%	.61%	.61%	.70%A	.65%
Net investment income (loss)	.80%A	1.05%	.51%	1.24%	1.43%	1.60%A	1.91%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 187	$ 346	$ 584	$ 618	$ 392	$ 375
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Year ended October 31. G One month ended November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .14% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 362	$ 2
Class T	.25%	.25%	18,500	233
Class B	.75%	.25%	4,390	3,297
Class C	.75%	.25%	1,072	55
			$ 24,324	$ 3,587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 150	$ 41
Class T	526	125
Class B	1,293	1,293*
Class C	12	12*
	$ 1,981	$ 1,471

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 465	.32*
Class T	8,080	.22*
Class B	1,633	.37*
Class C	362	.34*
Institutional Class	175	.21*
	$ 10,715

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,276 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,200 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 2,814	$ -
Class T	53,410	-
Class B	-	-
Class C	-	-
Institutional Class	2,523	-
Total	$ 58,747	$ -
From net realized gain
Class A	$ -	$ 47,459
Class T	-	1,431,859
Class B	-	151,415
Class C	-	41,446
Institutional Class	-	35,131
Total	$ -	$ 1,707,310
	$ 58,747	$ 1,707,310

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	617	2,118	$ 17,139	$ 64,817
Reinvestment of distributions	97	1,348	2,691	45,669
Shares redeemed	(2,058)	(4,294)	(57,113)	(130,664)
Net increase (decrease)	(1,344)	(828)	$ (37,283)	$ (20,178)
Class T Shares sold	13,337	38,037	$ 374,059	$ 1,179,630
Reinvestment of distributions	1,796	39,364	50,359	1,347,077
Shares redeemed	(53,925)	(159,149)	(1,514,215)	(4,934,945)
Net increase (decrease)	(38,792)	(81,748)	$ (1,089,797)	$ (2,408,238)
Class B Shares sold	524	2,067	$ 14,438	$ 64,246
Reinvestment of distributions	-	3,981	-	133,559
Shares redeemed	(4,002)	(11,116)	(109,499)	(335,144)
Net increase (decrease)	(3,478)	(5,068)	$ (95,061)	$ (137,339)
Class C Shares sold	369	1,205	$ 10,229	$ 37,463
Reinvestment of distributions	-	1,014	-	34,091
Shares redeemed	(1,436)	(4,682)	(39,464)	(143,507)
Net increase (decrease)	(1,067)	(2,463)	$ (29,235)	$ (71,953)
Institutional Class Shares sold	696	2,116	$ 19,537	$ 66,555
Reinvestment of distributions	81	884	2,270	30,344
Shares redeemed	(1,884)	(5,655)	(53,670)	(173,576)
Net increase (decrease)	(1,107)	(2,655)	$ (31,863)	$ (76,677)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 3
To elect the following thirteen nominees as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,822,644,948.83	94.244
Against	106,736,637.21	1.727
Abstain	248,914,917.87	4.029
TOTAL	6,178,296,503.91	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,812,263,884.53	94.076
Against	108,237,471.07	1.751
Abstain	257,795,148.31	4.173
TOTAL	6,178,296,503.91	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,789,268,345.20	93.703
Against	127,370,747.03	2.062
Abstain	261,657,411.68	4.235
TOTAL	6,178,296,503.91	100.00
PROPOSAL 9
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,294,887,518.25	88.803
Against	181,762,823.46	3.759
Abstain	359,745,020.89	7.438
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	4,372,557,120.33	90.409
Against	170,860,331.72	3.533
Abstain	292,997,910.55	6.058
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	4,364,789,268.58	90.249
Against	164,500,245.00	3.401
Abstain	307,105,849.02	6.350
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

GO-SANN-0702 157398
1.704615.104

LOGO (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - Inst CL	-5.85%	-14.63%	-1.89%	131.44%
S&P 500®	-5.68%	-13.85%	34.65%	213.06%
Growth Funds Average	-6.67%	-16.35%	28.86%	177.98%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - Inst CL	-14.63%	-0.38%	8.75%
S&P 500	-13.85%	6.13%	12.09%
Growth Funds Average	-16.35%	4.74%	10.16%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Institutional Class on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $23,144 - a 131.44% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,306 - a 213.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper SM  large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were -6.06%, -15.23%, 24.99%, and 167.43%, respectively; and the one year, five year, and 10 year average annual total returns were -15.23%, 4.39%, and 10.13%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65%, 24.88%, and 166.09%, respectively; and the one year, five year and 10 year average annual total returns were -16.65%, 4.29%, and 10.03%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform, Bettina?

A. For the six months ending May 31, 2002, the fund's Institutional Class shares returned -5.85%. During the same period, the Standard & Poor's 500 Index slid 5.68% and the growth funds average tracked by Lipper Inc. fell 6.67%. For the 12 months ending May 31, 2002, the fund's Institutional Class shares returned -14.63%, while the S&P 500 and the Lipper average fell 13.85% and 16.35%, respectively.

Q. The fund and its benchmarks all posted similarly negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, I'm satisfied that the fund held its own versus its benchmarks, but disappointed it didn't do better. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group. Unfortunately, a couple of mistakes overwhelmed what I felt was an otherwise well-positioned portfolio.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. These "mistakes," as you describe them . . . what were they?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top 10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions - Tyco International and Bristol-Myers Squibb - also were big detractors. Tyco suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Overweighting Philip Morris, Gillette and Coca-Cola, three of the fund's largest and best-performing positions during the period, helped mitigate the losses of the large holdings I mentioned earlier. Additionally, several of the fund's media positions held up well, particularly Viacom and Univision Communications, the latter of which is a Spanish broadcasting concern that's benefited as advertisers increasingly target the growing Hispanic population in the U.S.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley (formerly Morgan Stanley Dean Witter) and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been disappointments so far this year. Additionally, despite strong fundamentals, drug stocks Pfizer and Wyeth Pharmaceuticals were dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks

Start date: November 18, 1987

Size: as of May 31, 2002, more than $7.9 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on 2002 earnings expectations:

"As we come through the second quarter of 2002 and expectations for a second-half recovery have dwindled, it'll be interesting to see if Corporate America undergoes another round of cost cutting. At this juncture, it may be the only way for many companies to restore their profitability.

"Through the end of May, indications are that second-quarter earnings will be flat relative to the first quarter, which was decent, but not great. That could leave many companies behind on their calendar-year earnings estimates. Also, CEOs from several different industries are admitting that business is going to be much more competitive. When you hear that, it usually indicates that gains in market share will be the key to driving growth, and that being the low-cost producer will be absolutely critical.

"If another round of cost cutting takes place - which typically involves layoffs - I'm not certain how the consumer will react. For the first time in a while, there are indications that consumer spending has moderated. Another wave of layoffs could put additional pressure on the consumer and further delay the economic recovery."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.9	5.7
Citigroup, Inc.	4.1	4.7
Pfizer, Inc.	3.6	3.9
Gillette Co.	3.5	2.4
Philip Morris Companies, Inc.	3.2	2.1
Fannie Mae	3.0	2.6
American International Group, Inc.	2.9	2.7
The Coca-Cola Co.	2.9	1.9
Freddie Mac	2.8	2.3
Viacom, Inc. Class B (non-vtg.)	2.6	2.1
	33.5
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	20.8
Consumer Discretionary	17.5	13.7
Consumer Staples	14.3	8.8
Health Care	14.3	15.5
Information Technology	10.4	15.5
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks and Equity Futures 97.3%		Stocks 95.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	3.1%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.4%
Hotels, Restaurants & Leisure - 1.1%
Harrah's Entertainment, Inc. (a)	106,900	$ 5,094
Marriott International, Inc. Class A	180,900	7,316
McDonald's Corp.	2,256,200	67,551
Starwood Hotels & Resorts Worldwide, Inc. unit	270,700	9,580
		89,541
Household Durables - 0.2%
Black & Decker Corp.	376,330	17,985
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,358,600	24,767
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	767,100	25,521
Media - 8.7%
AOL Time Warner, Inc. (a)	5,187,600	97,008
Clear Channel Communications, Inc. (a)	1,173,500	62,465
Comcast Corp. Class A (special) (a)	2,437,200	68,632
Fox Entertainment Group, Inc. Class A (a)	3,869,200	96,885
Liberty Media Corp. Class A (a)	1,722,200	20,753
McGraw-Hill Companies, Inc.	273,700	17,279
News Corp. Ltd. ADR	722,100	21,071
TMP Worldwide, Inc. (a)	270,700	7,312
Univision Communications, Inc. Class A (a)	1,887,800	75,512
Viacom, Inc.:
Class A (a)	228,200	11,193
Class B (non-vtg.) (a)	4,248,115	207,988
		686,098
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	167,100	6,562
Federated Department Stores, Inc. (a)	285,800	11,835
JCPenney Co., Inc.	2,387,400	58,396
Kohls Corp. (a)	1,128,300	84,623
Target Corp.	496,400	20,576
Wal-Mart Stores, Inc.	1,328,500	71,872
		253,864
Specialty Retail - 2.8%
Home Depot, Inc.	2,152,450	89,736
Lowe's Companies, Inc.	1,586,100	74,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	406,700	$ 13,925
Staples, Inc. (a)	2,127,800	44,854
		223,315
Textiles, Apparel & Lux. Goods - 0.8%
NIKE, Inc. Class B	1,083,400	58,233
TOTAL CONSUMER DISCRETIONARY		1,379,324
CONSUMER STAPLES - 14.3%
Beverages - 4.3%
Pepsi Bottling Group, Inc.	406,400	13,419
PepsiCo, Inc.	1,979,200	102,879
The Coca-Cola Co.	4,108,100	228,246
		344,544
Food & Drug Retailing - 0.2%
Albertson's, Inc.	214,300	7,537
Safeway, Inc. (a)	177,100	7,199
		14,736
Food Products - 1.1%
Dean Foods Co. (a)	905,000	33,033
Kraft Foods, Inc. Class A	760,500	32,709
Tyson Foods, Inc. Class A	1,354,700	19,995
		85,737
Household Products - 1.5%
Colgate-Palmolive Co.	1,083,400	58,720
Kimberly-Clark Corp.	692,300	44,944
Procter & Gamble Co.	190,800	17,086
		120,750
Personal Products - 4.0%
Avon Products, Inc.	757,880	40,130
Gillette Co.	7,905,800	281,209
		321,339
Tobacco - 3.2%
Philip Morris Companies, Inc.	4,374,780	250,456
TOTAL CONSUMER STAPLES		1,137,562
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.9%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	634,000	$ 23,236
Cooper Cameron Corp. (a)	960,200	54,030
Schlumberger Ltd. (NY Shares)	2,219,400	114,610
		191,876
Oil & Gas - 5.5%
BP PLC sponsored ADR	1,699,556	86,796
ChevronTexaco Corp.	1,402,500	122,368
Conoco, Inc.	1,615,400	43,422
Exxon Mobil Corp.	4,072,700	162,623
TotalFinaElf SA:
Series B	97,574	15,157
sponsored ADR	97,761	7,593
		437,959
TOTAL ENERGY		629,835
FINANCIALS - 19.9%
Banks - 1.5%
Bank of America Corp.	819,500	62,126
Bank One Corp.	562,100	22,838
FleetBoston Financial Corp.	903,100	31,825
		116,789
Diversified Financials - 14.7%
American Express Co.	1,971,300	83,800
Charles Schwab Corp.	2,573,030	31,108
Citigroup, Inc.	7,493,593	323,573
Fannie Mae	2,991,942	239,385
Freddie Mac	3,353,400	219,815
Investment Technology Group, Inc. (a)	1,206,000	43,898
Lehman Brothers Holdings, Inc.	632,200	38,564
Merrill Lynch & Co., Inc.	992,600	40,409
Morgan Stanley Dean Witter & Co.	2,258,500	102,671
SLM Corp.	493,100	47,574
		1,170,797
Insurance - 3.7%
AFLAC, Inc.	1,404,800	45,178
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	3,498,728	$ 234,310
MetLife, Inc.	453,100	15,057
		294,545
TOTAL FINANCIALS		1,582,131
HEALTH CARE - 14.3%
Biotechnology - 1.0%
Amgen, Inc. (a)	795,500	37,890
Biogen, Inc. (a)	361,000	18,007
Celgene Corp. (a)	632,700	11,389
Sepracor, Inc. (a)	606,400	7,101
Vertex Pharmaceuticals, Inc. (a)	272,000	5,367
		79,754
Health Care Equipment & Supplies - 3.1%
Applera Corp. - Applied Biosystems Group	400,000	7,280
Baxter International, Inc.	1,353,500	72,683
Becton, Dickinson & Co.	1,510,200	56,784
C.R. Bard, Inc.	181,300	9,990
Medtronic, Inc.	1,783,500	82,309
Zimmer Holdings, Inc. (a)	496,000	17,350
		246,396
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	180,595	12,002
Pharmaceuticals - 10.0%
Abbott Laboratories	270,800	12,863
Allergan, Inc.	226,100	14,267
Barr Laboratories, Inc. (a)	270,700	18,012
Bristol-Myers Squibb Co.	1,759,600	54,759
Forest Laboratories, Inc. (a)	1,083,160	79,970
Johnson & Johnson	603,000	36,994
Merck & Co., Inc.	1,367,700	78,096
Pfizer, Inc.	8,196,168	283,587
Schering-Plough Corp.	1,489,400	39,395
Wyeth	3,135,100	173,998
		791,941
TOTAL HEALTH CARE		1,130,093
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Boeing Co.	407,000	$ 17,359
Lockheed Martin Corp.	1,219,200	75,651
Northrop Grumman Corp.	361,700	43,878
		136,888
Airlines - 0.9%
AMR Corp. (a)	768,700	16,104
Delta Air Lines, Inc.	588,800	15,456
Southwest Airlines Co.	2,218,000	37,773
		69,333
Commercial Services & Supplies - 1.5%
DST Systems, Inc. (a)	181,100	8,948
First Data Corp.	948,400	75,113
Paychex, Inc.	962,377	33,346
		117,407
Industrial Conglomerates - 2.7%
3M Co.	61,200	7,676
General Electric Co.	6,452,750	200,939
Tyco International Ltd.	361,300	7,931
		216,546
Machinery - 0.1%
Danaher Corp.	99,300	6,913
Road & Rail - 0.5%
CSX Corp.	451,110	15,518
Kansas City Southern (a)	903,900	14,978
Union Pacific Corp.	182,500	11,176
		41,672
TOTAL INDUSTRIALS		588,759
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	1,996,400	31,503
QUALCOMM, Inc. (a)	226,100	7,154
		38,657
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	2,925,800	78,558
Sun Microsystems, Inc. (a)	3,702,200	25,508
		104,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	406,700	$ 16,077
Internet Software & Services - 0.4%
Check Point Software Technologies Ltd. (a)	180,700	2,938
Overture Services, Inc. (a)	542,600	10,499
Yahoo!, Inc. (a)	1,354,200	21,694
		35,131
Semiconductor Equipment & Products - 3.1%
Analog Devices, Inc. (a)	887,300	32,493
Intel Corp.	2,725,490	75,278
International Rectifier Corp. (a)	290,260	13,634
KLA-Tencor Corp. (a)	349,500	18,219
LAM Research Corp. (a)	577,400	13,130
Micron Technology, Inc. (a)	180,600	4,259
National Semiconductor Corp. (a)	1,534,800	47,118
Teradyne, Inc. (a)	496,900	13,456
Xilinx, Inc. (a)	754,700	26,611
		244,198
Software - 4.9%
Microsoft Corp. (a)	7,600,200	386,922
TOTAL INFORMATION TECHNOLOGY		825,051
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	361,300	20,233
Metals & Mining - 0.1%
Alcoa, Inc.	270,900	9,476
TOTAL MATERIALS		29,709
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
BellSouth Corp.	3,271,500	108,876
SBC Communications, Inc.	1,419,440	48,673
Verizon Communications, Inc.	1,534,100	65,966
		223,515
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Corp. - PCS Group Series 1 (a)	1,535,400	$ 16,030
TOTAL TELECOMMUNICATION SERVICES		239,545
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Corp. (a)	452,300	2,963
TOTAL COMMON STOCKS (Cost $6,838,211)		7,544,972
Convertible Bonds - 0.1%
Ratings (unaudited) (e)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c) (Cost $5,070)	Ba3	$ 5,070	5,855
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/11/02 (d) (Cost $10,979)		11,000	10,981
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 1.85% (b)	419,213,686	419,214
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	19,175,000	19,175
TOTAL MONEY MARKET FUNDS (Cost $438,389)		438,389
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 5/31/02 due 6/3/02 (Cost $6,336)	$ 6,337	$ 6,336
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $7,298,985)		8,006,533
NET OTHER ASSETS - (0.9)%		(68,361)
NET ASSETS - 100%		$ 7,938,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
640 S&P 500 Index Contracts	June 2002	$ 170,800	$ (8,852)
The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,855,000 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,606,000.
(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,661,906,000 and $3,993,411,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $200,000 for the period.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $7,359,378,000. Net unrealized appreciation aggregated $647,155,000, of which $1,333,380,000 related to appreciated investment securities and $686,225,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $1,230,501,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $72,078,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,416 and repurchase agreements of $6,336)(cost $7,298,985) - See accompanying schedule		$ 8,006,533
Cash		1
Receivable for investments sold		72,298
Receivable for fund shares sold		263
Dividends receivable		9,046
Interest receivable		766
Receivable for daily variation on futures contracts		272
Other receivables		99
Total assets		8,089,278
Liabilities
Payable for investments purchased	$ 88,496
Payable for fund shares redeemed	37,914
Accrued management fee	917
Distribution fees payable	3,691
Other payables and accrued expenses	913
Collateral on securities loaned, at value	19,175
Total liabilities		151,106
Net Assets		$ 7,938,172
Net Assets consist of:
Paid in capital		$ 8,979,712
Undistributed net investment income		6,150
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,746,349)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		698,659
Net Assets		$ 7,938,172

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($262,027 ÷ 9,911 shares)	$ 26.44
Maximum offering price per share (100/94.25 of $26.44)	$ 28.05
Class T: Net Asset Value and redemption price per share ($6,554,328 ÷ 245,267 shares)	$ 26.72
Maximum offering price per share (100/96.50 of $26.72)	$ 27.69
Class B: Net Asset Value and offering price per share ($788,395 ÷ 30,174 shares) A	$ 26.13
Class C: Net Asset Value and offering price per share ($189,535 ÷ 7,232 shares) A	$ 26.21
Institutional Class: Net Asset Value, offering price and redemption price per share ($143,887 ÷ 5,366 shares)	$ 26.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 48,887
Interest		3,488
Security lending		55
Total income		52,430
Expenses
Management fee Basic fee	$ 25,899
Performance adjustment	(19,525)
Transfer agent fees	10,715
Distribution fees	24,324
Accounting and security lending fees	419
Non-interested trustees' compensation	39
Custodian fees and expenses	59
Registration fees	102
Audit	34
Legal	46
Miscellaneous	1,132
Total expenses before reductions	43,244
Expense reductions	(1,200)	42,044
Net investment income (loss)		10,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(364,313)
Foreign currency transactions	(9)
Total net realized gain (loss)		(364,322)
Change in net unrealized appreciation (depreciation) on: Investment securities	(171,267)
Assets and liabilities in foreign currencies	29
Futures contracts	(8,852)
Total change in net unrealized appreciation (depreciation)		(180,090)
Net gain (loss)		(544,412)
Net increase (decrease) in net assets resulting from operations		$ (534,026)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,386	$ 56,982
Net realized gain (loss)	(364,322)	(1,145,702)
Change in net unrealized appreciation (depreciation)	(180,090)	(1,122,563)
Net increase (decrease) in net assets resulting from operations	(534,026)	(2,211,283)
Distributions to shareholders from net investment income	(58,747)	-
Distributions to shareholders from net realized gain	-	(1,707,310)
Total distributions	(58,747)	(1,707,310)
Share transactions - net increase (decrease)	(1,283,239)	(2,714,385)
Total increase (decrease) in net assets	(1,876,012)	(6,632,978)
Net Assets
Beginning of period	9,814,184	16,447,162
End of period (including undistributed net investment income of $6,150 and undistributed net investment income of $54,511, respectively)	$ 7,938,172	$ 9,814,184

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G	1997 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39
Income from Investment Operations
Net investment income (loss) E	.06	.20	.08	.47	.48	.04	.54
Net realized and unrealized gain (loss)	(1.75)	(5.26)	(7.65)	2.97	8.03	1.41	8.80
Total from investment operations	(1.69)	(5.06)	(7.57)	3.44	8.51	1.45	9.34
Distributions from net investment income	(.26)	-	(.50)	(.47)	(.60)	-	(.72)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.26)	(3.96)	(5.63)	(2.16)	(3.20)	-	(2.16)
Net asset value, end of period	$ 26.44	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57
Total Return B, C, D	(6.00)%	(15.23)%	(16.86)%	7.31%	20.82%	3.41%	27.58%
Ratios to Average Net Assets F
Expenses before expense reductions	.76% A	.78%	.87%	.92%	.97%	1.14%A	1.05%
Expenses net of voluntary waivers, if any	.76%A	.78%	.87%	.92%	.97%	1.10%A	1.05%
Expenses net of all reductions	.73%A	.75%	.84%	.91%	.96%	1.09%A	1.04%
Net investment income (loss)	.44%A	.67%	.17%	.93%	1.06%	1.22%A	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 262	$ 320	$ 452	$ 640	$ 359	$ 143	$ 130
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G One month ended November 30, 1997. H Year ended October 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997G	1997H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41
Income from Investment Operations
Net investment income (loss) E	.04	.16	-	.37	.42	.03	.55
Net realized and unrealized gain (loss)	(1.77)	(5.32)	(7.72)	3.00	8.08	1.41	8.78
Total from investment operations	(1.73)	(5.16)	(7.72)	3.37	8.50	1.44	9.33
Distributions from net investment income	(.19)	-	(.35)	(.35)	(.47)	-	(.54)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.19)	(3.96)	(5.48)	(2.04)	(3.07)	-	(1.98)
Net asset value, end of period	$ 26.72	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76
Total Return B, C, D	(6.07)%	(15.37)%	(17.01)%	7.10%	20.63%	3.37%	27.43%
Ratios to Average Net AssetsF
Expenses before expense reductions	.90%A	.93%	1.05%	1.12%	1.14%	1.28%A	1.18%
Expenses net of voluntary waivers, if any	.90%A	.93%	1.05%	1.12%	1.14%	1.28%A	1.18%
Expenses net of all reductions	.88%A	.90%	1.03%	1.11%	1.13%	1.27%A	1.17%
Net investment income (loss)	.30%A	.52%	(.01)%	.73%	.92%	1.03%A	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 6,554	$ 8,136	$ 13,813	$ 24,357	$ 24,802	$ 20,411	$ 19,652
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G One month ended November 30, 1997. H Year ended October 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Semiannual Report

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 H	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60	$ 37.62
Income from Investment Operations
Net investment income (loss) E	(.05)	(.04)	(.26)	.09	.14	.02	.13
Net realized and unrealized gain (loss)	(1.73)	(5.20)	(7.59)	2.97	8.04	1.40	4.85
Total from investment operations	(1.78)	(5.24)	(7.85)	3.06	8.18	1.42	4.98
Distributions from net investment income	-	-	(.16)	(.24)	(.48)	-	-
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	-
Total distributions	-	(3.96)	(5.29)	(1.93)	(3.08)	-	-
Net asset value, end of period	$ 26.13	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60
Total Return B, C, D	(6.38)%	(15.91)%	(17.49)%	6.50%	19.95%	3.33%	13.24%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.56%A	1.57%	1.64%	1.67%	1.71%	2.01%A	1.75%A
Expenses net of voluntary waivers, if any	1.56%A	1.57%	1.64%	1.67%	1.71%	1.85%A	1.75%A
Expenses net of all reductions	1.53%A	1.54%	1.62%	1.66%	1.70%	1.84%A	1.74%A
Net investment income (loss)	(.36)%A	(.13)%	(.60)%	.19%	.31%	.47%A	.48%A
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 939	$ 1,437	$ 2,264	$ 1,432	$ 423	$ 371
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period March 3, 1997 (commencement of sale of shares) to October 31, 1997. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H One month ended November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20	$ 43.62
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.25)	.10	.12	.02
Net realized and unrealized gain (loss)	(1.74)	(5.21)	(7.61)	2.97	8.08	.56
Total from investment operations	(1.78)	(5.24)	(7.86)	3.07	8.20	.58
Distributions from net investment income	-	-	(.21)	(.32)	(.47)	-
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-
Total distributions	-	(3.96)	(5.34)	(2.01)	(3.07)	-
Net asset value, end of period	$ 26.21	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Total Return B, C, D	(6.36)%	(15.87)%	(17.48)%	6.50%	19.91%	1.33%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.52%A	1.53%	1.61%	1.65%	1.70%	2.50%A
Expenses net of voluntary waivers, if any	1.52%A	1.53%	1.61%	1.65%	1.70%	1.85%A
Expenses net of all reductions	1.50%A	1.50%	1.59%	1.64%	1.70%	1.84%A
Net investment income (loss)	(.32)%A	(.08)%	(.57)%	.20%	.27%	.74%A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 232	$ 400	$ 688	$ 301	$ 6
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Semiannual Report

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47
Income from Investment Operations
Net investment income (loss) D	.11	.33	.22	.63	.65	.05	.75
Net realized and unrealized gain (loss)	(1.78)	(5.35)	(7.72)	2.98	8.10	1.41	8.78
Total from investment operations	(1.67)	(5.02)	(7.50)	3.61	8.75	1.46	9.53
Distributions from net investment income	(.39)	-	(.62)	(.60)	(.68)	-	(.71)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)	-	(1.44)
Total distributions	(.39)	(3.96)	(5.75)	(2.29)	(3.28)	-	(2.15)
Net asset value, end of period	$ 26.81	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85
Total Return B, C	(5.85)%	(14.92)%	(16.58)%	7.62%	21.29%	3.41%	28.07%
Ratios to Average Net AssetsE
Expenses before expense reductions	.40%A	.40%	.53%	.62%	.62%	.71%A	.66%
Expenses net of voluntary waivers, if any	.40%A	.40%	.53%	.62%	.62%	.71%A	.66%
Expenses net of all reductions	.37%A	.37%	.51%	.61%	.61%	.70%A	.65%
Net investment income (loss)	.80%A	1.05%	.51%	1.24%	1.43%	1.60%A	1.91%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 187	$ 346	$ 584	$ 618	$ 392	$ 375
Portfolio turnover rate	62%A	79%	110%	43%	25%	33%A	35%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Year ended October 31. G One month ended November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .14% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 362	$ 2
Class T	.25%	.25%	18,500	233
Class B	.75%	.25%	4,390	3,297
Class C	.75%	.25%	1,072	55
			$ 24,324	$ 3,587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 150	$ 41
Class T	526	125
Class B	1,293	1,293*
Class C	12	12*
	$ 1,981	$ 1,471

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 465	.32*
Class T	8,080	.22*
Class B	1,633	.37*
Class C	362	.34*
Institutional Class	175	.21*
	$ 10,715

* Annualized

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,276 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,200 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 2,814	$ -
Class T	53,410	-
Class B	-	-
Class C	-	-
Institutional Class	2,523	-
Total	$ 58,747	$ -
From net realized gain
Class A	$ -	$ 47,459
Class T	-	1,431,859
Class B	-	151,415
Class C	-	41,446
Institutional Class	-	35,131
Total	$ -	$ 1,707,310
	$ 58,747	$ 1,707,310

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	617	2,118	$ 17,139	$ 64,817
Reinvestment of distributions	97	1,348	2,691	45,669
Shares redeemed	(2,058)	(4,294)	(57,113)	(130,664)
Net increase (decrease)	(1,344)	(828)	$ (37,283)	$ (20,178)
Class T Shares sold	13,337	38,037	$ 374,059	$ 1,179,630
Reinvestment of distributions	1,796	39,364	50,359	1,347,077
Shares redeemed	(53,925)	(159,149)	(1,514,215)	(4,934,945)
Net increase (decrease)	(38,792)	(81,748)	$ (1,089,797)	$ (2,408,238)
Class B Shares sold	524	2,067	$ 14,438	$ 64,246
Reinvestment of distributions	-	3,981	-	133,559
Shares redeemed	(4,002)	(11,116)	(109,499)	(335,144)
Net increase (decrease)	(3,478)	(5,068)	$ (95,061)	$ (137,339)
Class C Shares sold	369	1,205	$ 10,229	$ 37,463
Reinvestment of distributions	-	1,014	-	34,091
Shares redeemed	(1,436)	(4,682)	(39,464)	(143,507)
Net increase (decrease)	(1,067)	(2,463)	$ (29,235)	$ (71,953)
Institutional Class Shares sold	696	2,116	$ 19,537	$ 66,555
Reinvestment of distributions	81	884	2,270	30,344
Shares redeemed	(1,884)	(5,655)	(53,670)	(173,576)
Net increase (decrease)	(1,107)	(2,655)	$ (31,863)	$ (76,677)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 3
To elect the following thirteen nominees as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,822,644,948.83	94.244
Against	106,736,637.21	1.727
Abstain	248,914,917.87	4.029
TOTAL	6,178,296,503.91	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,812,263,884.53	94.076
Against	108,237,471.07	1.751
Abstain	257,795,148.31	4.173
TOTAL	6,178,296,503.91	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,789,268,345.20	93.703
Against	127,370,747.03	2.062
Abstain	261,657,411.68	4.235
TOTAL	6,178,296,503.91	100.00
PROPOSAL 9
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	4,294,887,518.25	88.803
Against	181,762,823.46	3.759
Abstain	359,745,020.89	7.438
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	4,372,557,120.33	90.409
Against	170,860,331.72	3.533
Abstain	292,997,910.55	6.058
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	4,364,789,268.58	90.249
Against	164,500,245.00	3.401
Abstain	307,105,849.02	6.350
TOTAL	4,836,395,362.60	100.00
Broker Non-Votes	1,341,901,141.31

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

GOI-SANN-0702 157399
1.704619.104

LOGO (Registered Trademark)Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Large Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - CL A	-6.48%	-16.85%	30.65%	64.44%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-11.85%	-21.64%	23.13%	54.99%
S&P 500 ®	-5.68%	-13.85%	34.65%	83.20%
Growth Funds Average	-6.67%	-16.35%	28.86%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL A	-16.85%	5.49%	8.24%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-21.64%	4.25%	7.23%
S&P 500	-13.85%	6.13%	10.12%
Growth Funds Average	-16.35%	4.74%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $15,499 - a 54.99% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,320 - an 83.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual total returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average total returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-6.55%	-17.02%	29.91%	63.50%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-9.82%	-19.93%	25.37%	57.78%
S&P 500	-5.68%	-13.85%	34.65%	83.20%
Growth Funds Average	-6.67%	-16.35%	28.86%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-17.02%	5.37%	8.14%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-19.93%	4.63%	7.53%
S&P 500	-13.85%	6.13%	10.12%
Growth Funds Average	-16.35%	4.74%	n/a *

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $15,778 - a 57.78% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,320 - an 83.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual total returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average total returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and the life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-6.81%	-17.54%	26.52%	57.95%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-11.47%	-21.66%	24.52%	57.95%
S&P 500	-5.68%	-13.85%	34.65%	83.20%
Growth Funds Average	-6.67%	-16.35%	28.86%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-17.54%	4.82%	7.55%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-21.66%	4.48%	7.55%
S&P 500	-13.85%	6.13%	10.12%
Growth Funds Average	-16.35%	4.74%	n/a *

Average annual returns take Class B's cumulative return and show you what

* Not available

would have happened if Class B had performed at a constant rate each year.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $15,795 - a 57.95% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,320 - an 83.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual total returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average total returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and the life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-6.83%	-17.53%	26.05%	57.36%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-7.76%	-18.36%	26.05%	57.36%
S&P 500	-5.68%	-13.85%	34.65%	83.20%
Growth Funds Average	-6.67%	-16.35%	28.86%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-17.53%	4.74%	7.49%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-18.36%	4.74%	7.49%
S&P 500	-13.85%	6.13%	10.12%
Growth Funds Average	-16.35%	4.74%	n/a *

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $15,736 - a 57.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,320 - an 83.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual total returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average total returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Fund

Q. How did the fund perform, Karen?

A. For the six months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -6.48%, -6.55%, -6.81% and -6.83%, respectively. During the same period, the Standard & Poor's 500 Index was down 5.68% and the growth funds average tracked by Lipper Inc. declined 6.67%. For the one-year period that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -16.85%, -17.02%, -17.54% and -17.53%, respectively, while the S&P 500 and Lipper average returned -13.85% and -16.35%, respectively.

Q. Why did the fund trail its index during the past six months?

A. The fund's positioning in health care hampered returns. I felt that owning large-cap drug stocks, which generally are very defensive and historically have tended to produce strong relative earnings in difficult economic times, would be an appropriate strategy. As it turns out, I was wrong. The tone of the entire industry turned negative due to patent expirations, slower product approvals and manufacturing problems. Owning positions in some of these companies, including Pfizer and Merck, detracted from fund results. I scaled back on the fund's overall drug weighting during the period as I became more cautious about the growth outlook for a group that had very little earnings momentum, wasn't considered a cyclical play on an economic recovery and faced increased competition from generic drugs. The tone was much worse in the biotechnology space, where small positions in several holdings, including Human Genome Sciences and Cell Therapeutics, were dragged down with the weakness in the NASDAQ, as investors embraced companies with better near-term earnings prospects. I sold Human Genome prior to period end. Elsewhere, we lost ground by underweighting regional banks, which continued to benefit from last year's aggressive interest rate cuts.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did some of your other moves play out?

A. I became more aggressive last fall as the prospects for an economic recovery strengthened, emphasizing quality growth companies whose stocks looked unfairly beaten down as a result of the 9/11 attacks. I focused mostly on the technology, industrial and consumer discretionary sectors, which snapped back strongly during the fourth quarter of 2001 in anticipation of an improving economy. While this aggressive stance, coupled with strong stock picking, helped relative to the index, it wasn't as effective versus our average peer, which tended to be even more offensively positioned than we were. However, the fund benefited from maintaining scant exposure to such lagging areas of the market as telecommunication services, where industry fundamentals remained challenging. At the same time, we were rewarded for completely avoiding several companies with overly complex accounting structures - most notably Tyco International - that suffered from growing concerns about the dependability of reported earnings.

Q. Could you expand a bit on your cyclical strategy?

A. Sure. Within tech, I focused mainly on large-cap companies poised to benefit from a revival in business spending and a new personal computer cycle. During tech's rally, however, some of the more volatile stocks began to look expensive and, thus, vulnerable to the still-present downside risk in the sector. So, I scaled back some of our positions late in 2001 to take profits. This decision proved wise, particularly relative to our competitors, as the market rotated away from tech stocks - along with most growth sectors - during the early winter and again in the spring. In hindsight, I wish I had trimmed even more. Stocks we continued to hold, such as Microsoft, generally hurt performance. Cyclical plays that worked included industrial stocks, such as TRW, and such media holdings as Tribune, which bucked a downtrend in the sector. We also played defense fairly well. Adding to positions in attractively priced consumer staples stocks, including Philip Morris and Coca-Cola, helped during the first quarter as uncertainty about the economy's recovery re-emerged.

Q. What's your outlook?

A. I still feel it's best not to place bets on the economy. While I believe a recovery is underway, its continued pace and magnitude remain uncertain. That said, I'd rather focus my energy on trying to pick names that I feel can outperform the market and show good earnings results over the next 12 months regardless of how the economy fares. Due to heightened uncertainty about near-term corporate earnings, I'll continue to take profits in stocks that hit my price targets within some of the more volatile groups, while maintaining a healthy defensive component in the fund.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of May 31, 2002, more than $551 million

Manager: Karen Firestone, since 1998; joined Fidelity in 1983

3

Karen Firestone on issues within the market:

"It's been a challenge finding growth in today's market, but we have found some attractive opportunities recently. During the period, solid research led me to several companies that presented interesting growth stories before their prospects had been fully reflected in their stock prices. I'm not looking for industries where everything is going to be perfect. I'm going for outperformance in companies I feel have improving fundamentals. With the economy growing unevenly, it's even more important that I try to consistently identify those companies likely to produce better earnings growth than the overall market.

"One area where I feel quite fortunate is in having the ability to buy smaller-sized large-cap stocks for the fund - those with market capitalizations as low as $2 billion to $3 billion. While it is unlikely that any of these names will ever represent a sizable weighting in the fund, it may be advantageous for me to own a number of smaller positions at any given time if the risk/reward ratio is favorable. I plan to continue to look for similar-type companies that are slightly underfollowed and underappreciated by Wall Street. It's in this kind of challenging economic environment where we could potentially find smaller companies growing very quickly and gaining market share, and not at the mercy of the entire economic system for their well-being."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.1	5.6
Philip Morris Companies, Inc.	4.1	2.6
Intel Corp.	2.8	2.4
Wal-Mart Stores, Inc.	2.5	2.3
Pfizer, Inc.	2.2	3.6
The Coca-Cola Co.	2.1	1.7
Exxon Mobil Corp.	2.0	1.7
Lowe's Companies, Inc.	1.9	0.7
General Electric Co.	1.8	2.9
PepsiCo, Inc.	1.7	0.9
	26.2
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	21.3
Consumer Discretionary	18.4	15.0
Health Care	12.9	16.6
Financials	12.5	12.2
Consumer Staples	12.2	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 94.1%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	7.9%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 1.1%
Michelin SA (Compagnie Generale des Etablissements) Series B	81,800	$ 3,188,783
TRW, Inc.	49,300	2,706,570
		5,895,353
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	243,600	7,293,384
Ruby Tuesday, Inc.	72,900	1,695,654
		8,989,038
Household Durables - 1.3%
Fortune Brands, Inc.	59,100	3,170,715
Sony Corp. sponsored ADR	67,300	3,910,803
		7,081,518
Internet & Catalog Retail - 0.1%
Ticketmaster Class B (a)	18,100	387,159
Leisure Equipment & Products - 0.5%
Mattel, Inc.	143,400	3,045,816
Media - 5.9%
AOL Time Warner, Inc. (a)	134,236	2,510,213
Belo Corp. Series A	84,400	2,022,224
British Sky Broadcasting Group PLC (BSkyB) (a)	2	21
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	32,333	2,085,479
Comcast Corp. Class A (special) (a)	54,900	1,545,984
Grupo Televisa SA de CV sponsored ADR (a)	126,600	5,310,870
RTL Group	42,625	1,753,067
Tribune Co.	150,400	6,393,504
Viacom, Inc. Class B (non-vtg.) (a)	165,774	8,116,295
Walt Disney Co.	127,900	2,930,189
		32,667,846
Multiline Retail - 3.3%
Big Lots, Inc. (a)	149,700	2,679,630
Costco Wholesale Corp. (a)	35,200	1,382,304
Wal-Mart Stores, Inc.	258,800	14,001,080
		18,063,014
Specialty Retail - 3.7%
Best Buy Co., Inc. (a)	109,825	5,073,915
Gap, Inc.	103,300	1,505,081
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	218,650	$ 10,311,534
Staples, Inc. (a)	158,700	3,345,396
		20,235,926
Textiles, Apparel & Lux. Goods - 0.9%
NIKE, Inc. Class B	23,500	1,263,125
Polo Ralph Lauren Corp. Class A (a)	53,800	1,392,882
The Swatch Group AG (Reg.)	128,657	2,490,876
		5,146,883
TOTAL CONSUMER DISCRETIONARY		101,512,553
CONSUMER STAPLES - 12.2%
Beverages - 4.3%
Anheuser-Busch Companies, Inc.	49,000	2,528,890
PepsiCo, Inc.	179,100	9,309,618
The Coca-Cola Co.	212,700	11,817,612
		23,656,120
Food Products - 1.1%
Dean Foods Co. (a)	57,700	2,106,050
Kellogg Co.	58,700	2,154,290
McCormick & Co., Inc. (non-vtg.)	72,600	1,906,476
		6,166,816
Household Products - 0.8%
Procter & Gamble Co.	51,900	4,647,645
Personal Products - 1.9%
Alberto-Culver Co. Class B	53,950	2,857,732
Gillette Co.	212,300	7,551,511
		10,409,243
Tobacco - 4.1%
Philip Morris Companies, Inc.	391,580	22,417,955
TOTAL CONSUMER STAPLES		67,297,779
ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Schlumberger Ltd. (NY Shares)	85,100	4,394,564
Tidewater, Inc.	38,300	1,560,725
		5,955,289
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 5.3%
BP PLC sponsored ADR	35,000	$ 1,787,450
ChevronTexaco Corp.	57,000	4,973,250
Conoco, Inc.	207,400	5,574,912
Exxon Mobil Corp.	273,900	10,936,827
Ocean Energy, Inc.	77,900	1,731,717
Phillips Petroleum Co.	73,700	4,241,435
		29,245,591
TOTAL ENERGY		35,200,880
FINANCIALS - 12.5%
Banks - 5.0%
Bank of America Corp.	93,900	7,118,559
Bank One Corp.	121,900	4,952,797
FleetBoston Financial Corp.	50,846	1,791,813
Wachovia Corp.	112,056	4,299,589
Wells Fargo & Co.	134,300	7,037,320
Zions Bancorp	40,400	2,224,828
		27,424,906
Diversified Financials - 6.2%
American Express Co.	166,590	7,081,741
Citigroup, Inc.	200,566	8,660,440
Credit Saison Co. Ltd.	69,100	1,767,946
Fannie Mae	75,770	6,062,358
Freddie Mac	49,800	3,264,390
JAFCO Co. Ltd.	15,400	1,488,084
Merrill Lynch & Co., Inc.	70,500	2,870,055
Morgan Stanley Dean Witter & Co.	72,100	3,277,666
		34,472,680
Insurance - 1.3%
American International Group, Inc.	104,387	6,990,797
TOTAL FINANCIALS		68,888,383
HEALTH CARE - 12.9%
Biotechnology - 1.4%
Alkermes, Inc. (a)	87,500	1,701,000
Cell Therapeutics, Inc. (a)	9,600	68,352
Cephalon, Inc. (a)	31,400	1,682,412
Ilex Oncology, Inc. (a)	100,100	1,551,550
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	106,900	$ 1,613,121
Protein Design Labs, Inc. (a)	88,600	1,007,382
		7,623,817
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	201,800	5,620,130
Guidant Corp. (a)	41,800	1,672,000
Medtronic, Inc.	121,400	5,602,610
Stryker Corp.	69,500	3,791,920
		16,686,660
Health Care Providers & Services - 0.9%
Manor Care, Inc. (a)	80,400	2,082,360
Trigon Healthcare, Inc. (a)	27,570	2,854,874
		4,937,234
Pharmaceuticals - 7.6%
Abbott Laboratories	106,400	5,054,000
Allergan, Inc.	39,600	2,498,760
Bristol-Myers Squibb Co.	163,760	5,096,211
Forest Laboratories, Inc. (a)	28,100	2,074,623
Johnson & Johnson	80,280	4,925,178
Merck & Co., Inc.	96,430	5,506,153
Mylan Laboratories, Inc.	23,990	742,251
NPS Pharmaceuticals, Inc. (a)	42,000	808,500
Pfizer, Inc.	346,750	11,997,550
Schering-Plough Corp.	118,500	3,134,325
Watson Pharmaceuticals, Inc. (a)	7,590	197,340
		42,034,891
TOTAL HEALTH CARE		71,282,602
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.8%
Boeing Co.	78,100	3,330,965
Lockheed Martin Corp.	64,700	4,014,635
Northrop Grumman Corp.	22,900	2,777,999
		10,123,599
Air Freight & Logistics - 0.4%
FedEx Corp.	41,600	2,244,320
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
AMR Corp. (a)	109,000	$ 2,283,550
Southwest Airlines Co.	130,700	2,225,821
		4,509,371
Building Products - 0.5%
American Standard Companies, Inc. (a)	35,900	2,710,450
Commercial Services & Supplies - 1.5%
Cintas Corp.	45,100	2,354,671
First Data Corp.	22,300	1,766,160
Paychex, Inc.	82,400	2,855,160
Robert Half International, Inc. (a)	40,700	1,004,476
		7,980,467
Industrial Conglomerates - 2.0%
General Electric Co.	316,100	9,843,354
Textron, Inc.	30,300	1,421,676
		11,265,030
Machinery - 1.0%
Graco, Inc.	40,900	1,756,655
IDEX Corp.	45,600	1,728,240
Illinois Tool Works, Inc.	30,900	2,194,827
		5,679,722
Road & Rail - 0.9%
Union Pacific Corp.	77,000	4,715,480
TOTAL INDUSTRIALS		49,228,439
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.0%
Brocade Communications System, Inc. (a)	58,100	1,141,665
Cisco Systems, Inc. (a)	226,268	3,570,509
Harris Corp.	31,100	1,172,781
Nokia Corp. sponsored ADR	109,000	1,512,920
Tekelec (a)	139,400	1,477,640
UTStarcom, Inc. (a)	85,100	1,893,475
		10,768,990
Computers & Peripherals - 2.6%
Dell Computer Corp. (a)	205,900	5,528,415
EMC Corp. (a)	228,340	1,655,465
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	78,500	$ 6,315,325
NCR Corp. (a)	28,200	1,030,710
		14,529,915
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	66,500	1,753,605
Anritsu Corp.	47,000	373,988
Kyocera Corp.	10,900	872,000
Sanmina-SCI Corp. (a)	140,800	1,619,200
		4,618,793
Semiconductor Equipment & Products - 7.7%
Altera Corp. (a)	80,200	1,446,006
Analog Devices, Inc. (a)	94,000	3,442,280
Applied Materials, Inc. (a)	17,300	383,714
Chartered Semiconductor Manufacturing Ltd. ADR (a)	63,500	1,422,400
Integrated Device Technology, Inc. (a)	75,600	1,923,264
Intel Corp.	558,100	15,414,722
International Rectifier Corp. (a)	46,000	2,160,620
LAM Research Corp. (a)	30,600	695,844
LTX Corp. (a)	152,100	2,568,969
Marvell Technology Group Ltd. (a)	51,400	1,618,072
Micrel, Inc. (a)	61,700	1,291,998
Micron Technology, Inc. (a)	111,000	2,617,380
QLogic Corp. (a)	25,600	1,170,432
Samsung Electronics Co. Ltd. unit	9,700	1,374,975
Texas Instruments, Inc.	124,100	3,557,947
Tokyo Electron Ltd.	18,000	1,213,613
		42,302,236
Software - 5.5%
Microsoft Corp. (a)	547,069	27,851,282
Reynolds & Reynolds Co. Class A	77,300	2,353,785
		30,205,067
TOTAL INFORMATION TECHNOLOGY		102,425,001
MATERIALS - 1.7%
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	30,100	1,204,000
Containers & Packaging - 0.4%
Pactiv Corp. (a)	97,800	2,266,026
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 1.0%
Arcelor SA (a)	157,937	$ 2,240,312
Placer Dome, Inc.	245,100	3,351,534
		5,591,846
TOTAL MATERIALS		9,061,872
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Corp.	281,700	3,371,949
BellSouth Corp.	54,000	1,797,120
KT Corp. sponsored ADR	62,700	1,485,990
SBC Communications, Inc.	66,800	2,290,572
Verizon Communications, Inc.	104,900	4,510,700
		13,456,331
TOTAL COMMON STOCKS (Cost $511,385,704)		518,353,840
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.85% (b)	38,229,076	38,229,076
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	3,262,656	3,262,656
TOTAL MONEY MARKET FUNDS (Cost $41,491,732)		41,491,732
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $552,877,436)		559,845,572
NET OTHER ASSETS - (1.6)%		(8,695,487)
NET ASSETS - 100%		$ 551,150,085
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $285,912,380 and $269,767,184, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,264 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $559,902,167. Net unrealized depreciation aggregated $56,595, of which $50,094,829 related to appreciated investment securities and $50,151,424 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $104,833,000 all of which will expire on November 30, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,127,624) (cost $552,877,436) - See accompanying schedule		$ 559,845,572
Receivable for investments sold		2,831,332
Receivable for fund shares sold		659,116
Dividends receivable		506,598
Interest receivable		66,946
Other receivables		5,362
Total assets		563,914,926
Liabilities
Payable for investments purchased	$ 7,499,287
Payable for fund shares redeemed	1,320,166
Accrued management fee	270,332
Distribution fees payable	266,939
Other payables and accrued expenses	145,461
Collateral on securities loaned, at value	3,262,656
Total liabilities		12,764,841
Net Assets		$ 551,150,085
Net Assets consist of:
Paid in capital		$ 699,288,223
Accumulated net investment (loss)		(1,008,759)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,097,705)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,968,326
Net Assets		$ 551,150,085

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,797,240 ÷ 2,911,529 shares)	$ 14.01
Maximum offering price per share (100/94.25 of $14.01)	$ 14.86
Class T: Net Asset Value and redemption price per share ($297,271,162 ÷ 21,255,654 shares)	$ 13.99
Maximum offering price per share (100/96.50 of $13.99)	$ 14.50
Class B: Net Asset Value and offering price per share ($108,309,334 ÷ 7,918,947 shares) A	$ 13.68
Class C: Net Asset Value and offering price per share ($46,093,671 ÷ 3,378,645 shares) A	$ 13.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($58,678,678 ÷ 4,115,956 shares)	$ 14.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,951,409
Interest		328,571
Security lending		14,160
Total income		3,294,140
Expenses
Management fee	$ 1,649,173
Transfer agent fees	818,631
Distribution fees	1,684,472
Accounting and security lending fees	97,757
Non-interested trustees' compensation	926
Custodian fees and expenses	18,858
Registration fees	70,103
Audit	14,005
Legal	2,284
Miscellaneous	32,438
Total expenses before reductions	4,388,647
Expense reductions	(85,748)	4,302,899
Net investment income (loss)		(1,008,759)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(34,450,159)
Foreign currency transactions	10,374
Total net realized gain (loss)		(34,439,785)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,498,325)
Assets and liabilities in foreign currencies	(349)
Total change in net unrealized appreciation (depreciation)		(3,498,674)
Net gain (loss)		(37,938,459)
Net increase (decrease) in net assets resulting from operations		$ (38,947,218)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,008,759)	$ (1,557,164)
Net realized gain (loss)	(34,439,785)	(109,108,177)
Change in net unrealized appreciation (depreciation)	(3,498,674)	(6,417,315)
Net increase (decrease) in net assets resulting from operations	(38,947,218)	(117,082,656)
Distributions to shareholders from net realized gain	-	(4,129,069)
Share transactions - net increase (decrease)	28,255,628	68,560,762
Total increase (decrease) in net assets	(10,691,590)	(52,650,963)
Net Assets
Beginning of period	561,841,675	614,492,638
End of period (including accumulated net investment loss of $1,008,759 and $0, respectively)	$ 551,150,085	$ 561,841,675

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83
Income from Invest- ment Operations
Net investment income (loss) E	(.01)	.01	(.05)	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.96)	(3.10)	(1.43)	4.59	3.54	2.25
Total from invest- ment operations	(.97)	(3.09)	(1.48)	4.56	3.49	2.21
Distributions from net realized gain	-	(.12)	(.35)	(1.05)	(.83)	(.08)
Distributions in excess of net realized gain	-	-	(.11)	-	-	-
Total distributions	-	(.12)	(.46)	(1.05)	(.83)	(.08)
Net asset value, end of period	$ 14.01	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Total Return B, C, D	(6.48)%	(17.11)%	(7.62)%	28.93%	26.69%	18.82%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.26% A	1.23%	1.17%	1.24%	1.46%	3.13%
Expenses net of voluntary waivers, if any	1.26% A	1.23%	1.17%	1.24%	1.46%	1.75%
Expenses net of all reductions	1.23% A	1.20%	1.16%	1.23%	1.44%	1.72%
Net investment income (loss)	(.07)% A	.06%	(.24)%	(.17)%	(.31)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,797	$ 39,364	$ 37,656	$ 19,600	$ 4,254	$ 2,330
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	(.02)	(.09)	(.07)	(.05)	(.02)
Net realized and unrealized gain (loss)	(.96)	(3.11)	(1.42)	4.61	3.56	2.24
Total from invest- ment operations	(.98)	(3.13)	(1.51)	4.54	3.51	2.22
Distributions from net realized gain	-	(.12)	(.32)	(1.05)	(.82)	(.06)
Distributions in excess of net realized gain	-	-	(.11)	-	-	-
Total distributions	-	(.12)	(.43)	(1.05)	(.82)	(.06)
Net asset value, end of period	$ 13.99	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Total Return B, C, D	(6.55)%	(17.30)%	(7.75)%	28.71%	26.77%	18.89%
Ratios to Average Net Assets F
Expenses before expense reductions	1.42% A	1.39%	1.36%	1.44%	1.46%	1.62%
Expenses net of voluntary waivers, if any	1.42% A	1.39%	1.36%	1.44%	1.46%	1.62%
Expenses net of all reductions	1.39% A	1.36%	1.34%	1.42%	1.44%	1.60%
Net investment income (loss)	(.23)% A	(.10)%	(.42)%	(.36)%	(.31)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,271	$ 325,846	$ 354,141	$ 285,939	$ 81,455	$ 42,753
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77
Income from Invest- ment Operations
Net investment income (loss) E	(.06)	(.11)	(.20)	(.16)	(.13)	(.09)
Net realized and unrealized gain (loss)	(.94)	(3.06)	(1.40)	4.56	3.54	2.22
Total from invest- ment operations	(1.00)	(3.17)	(1.60)	4.40	3.41	2.13
Distributions from net realized gain	-	(.12)	(.26)	(.98)	(.76)	(.05)
Distributions in excess of net realized gain	-	-	(.09)	-	-	-
Total distributions	-	(.12)	(.35)	(.98)	(.76)	(.05)
Net asset value, end of period	$ 13.68	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Total Return B, C, D	(6.81)%	(17.76)%	(8.25)%	28.02%	26.15%	18.18%
Ratios to Average Net Assets F
Expenses before expense reductions	2.03% A	1.98%	1.90%	1.96%	2.00%	2.16%
Expenses net of voluntary waivers, if any	2.03% A	1.98%	1.90%	1.96%	2.00%	2.16%
Expenses net of all reductions	2.00% A	1.94%	1.89%	1.95%	1.98%	2.14%
Net investment income (loss)	(.84)% A	(.69)%	(.97)%	(.89)%	(.85)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,309	$ 122,920	$ 156,488	$ 112,671	$ 37,229	$ 20,926
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98	$ 13.97
Income from Invest- ment Operations
Net investment income (loss) E	(.06)	(.10)	(.20)	(.16)	(.21)	(.01)
Net realized and unrealized gain (loss)	(.94)	(3.06)	(1.39)	4.54	3.59	.02
Total from invest- ment operations	(1.00)	(3.16)	(1.59)	4.38	3.38	.01
Distributions from net realized gain	-	(.12)	(.29)	(1.03)	(.82)	-
Distributions in excess of net realized gain	-	-	(.09)	-	-	-
Total distributions	-	(.12)	(.38)	(1.03)	(.82)	-
Net asset value, end of period	$ 13.64	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Total Return B, C, D	(6.83)%	(17.76)%	(8.23)%	27.90%	25.79%	.07%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	1.95%	1.90%	1.97%	2.80%	390.66% A
Expenses net of voluntary waivers, if any	1.98% A	1.95%	1.90%	1.97%	2.50%	2.50% A
Expenses net of all reductions	1.95% A	1.91%	1.88%	1.96%	2.48%	2.35% A
Net investment income (loss)	(.80)% A	(.65)%	(.96)%	(.90)%	(1.40)%	(.62)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,094	$ 50,216	$ 52,542	$ 30,468	$ 4,393	$ 41
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86
Income from Invest- ment Operations
Net investment income (loss) D	.02	.07	.02	.03	.03	.04
Net realized and unrealized gain (loss)	(.98)	(3.14)	(1.45)	4.63	3.56	2.24
Total from invest- ment operations	(.96)	(3.07)	(1.43)	4.66	3.59	2.28
Distributions from net realized gain	-	(.12)	(.36)	(1.10)	(.87)	(.09)
Distributions in excess of net realized gain	-	-	(.13)	-	-	-
Total distributions	-	(.12)	(.49)	(1.10)	(.87)	(.09)
Net asset value, end of period	$ 14.26	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Total Return B, C	(6.31)%	(16.79)%	(7.31)%	29.37%	27.35%	19.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.85%	.82%	.91%	.99%	1.15%
Expenses net of voluntary waivers, if any	.88% A	.85%	.82%	.91%	.99%	1.15%
Expenses net of all reductions	.85% A	.82%	.81%	.90%	.97%	1.12%
Net investment income (loss)	.30% A	.44%	.11%	.16%	.18%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,679	$ 23,495	$ 13,665	$ 13,856	$ 8,742	$ 6,560
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 50,893	$ 218
Class T	.25%	.25%	796,824	4,604
Class B	.75%	.25%	590,234	443,187
Class C	.75%	.25%	246,521	55,025
			$ 1,684,472	$ 503,034

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 75,857	$ 26,164
Class T	116,530	24,581
Class B	211,174	211,174*
Class C	4,720	4,720*
	$ 408,281	$ 266,639

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 70,000	.34*
Class T	404,922	.25*
Class B	216,530	.37*
Class C	79,072	.32*
Institutional Class	48,107	.22*
	$ 818,631

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $328,562 for the period.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $85,664 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $84.

8. Other Information.

At the end of the period,one unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net realized gain
Class A	$ -	$ 255,149
Class T	-	2,374,810
Class B	-	1,049,741
Class C	-	359,123
Institutional Class	-	90,246
Total	$ -	$ 4,129,069

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	747,281	1,232,706	$ 11,016,010	$ 20,118,992
Reinvestment of distributions	-	13,202	-	240,938
Shares redeemed	(463,002)	(688,738)	(6,815,985)	(10,959,098)
Net increase (decrease)	284,279	557,170	$ 4,200,025	$ 9,400,832
Class T Shares sold	2,698,226	7,802,568	$ 39,840,128	$ 128,662,324
Reinvestment of distributions	-	124,695	-	2,278,167
Shares redeemed	(3,212,674)	(5,599,197)	(47,134,901)	(89,085,985)
Net increase (decrease)	(514,448)	2,328,066	$ (7,294,773)	$ 41,854,506
Class B Shares sold	787,810	2,237,008	$ 11,365,540	$ 36,509,825
Reinvestment of distributions	-	49,786	-	897,137
Shares redeemed	(1,241,168)	(2,623,632)	(17,815,149)	(40,848,943)
Net increase (decrease)	(453,358)	(336,838)	$ (6,449,609)	$ (3,441,981)
Class C Shares sold	460,411	1,370,867	$ 6,653,102	$ 22,147,498
Reinvestment of distributions	-	17,447	-	313,526
Shares redeemed	(511,566)	(891,110)	(7,322,363)	(14,054,047)
Net increase (decrease)	(51,155)	497,204	$ (669,261)	$ 8,406,977
Institutional Class Shares sold	2,692,788	1,633,840	$ 40,290,884	$ 25,422,321
Reinvestment of distributions	-	3,796	-	70,155
Shares redeemed	(120,842)	(835,753)	(1,821,638)	(13,152,048)
Net increase (decrease)	2,571,946	801,883	$ 38,469,246	$ 12,340,428

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.000
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.000
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	354,136,688.23	96.094
Against	4,436,280.71	1.204
Abstain	9,957,033.81	2.702
TOTAL	368,530,002.75	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,240,975.51	95.851
Against	5,248,088.00	1.424
Abstain	10,040,939.24	2.725
TOTAL	368,530,002.75	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,140,286.06	95.824
Against	5,191,971.72	1.409
Abstain	10,197,744.97	2.767
TOTAL	368,530,002.75	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	246,913,963.18	92.838
Against	8,688,254.93	3.266
Abstain	10,360,749.98	3.896
TOTAL	265,962,968.09	100.000
Broker Non-Votes	102,567,034.66
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	245,986,371.14	92.489
Against	9,637,755.59	3.624
Abstain	10,338,841.36	3.887
TOTAL	265,962,968.09	100.000
Broker Non-Votes	102,567,034.66

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

LC-SANN-0702 157400
1.704742.104

LOGO (Registered Trademark)Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Large Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Return

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - Inst CL	-6.31%	-16.56%	33.28%	68.57%
S&P 500 ®	-5.68%	-13.85%	34.65%	83.20%
Growth Funds Average	-6.67%	-16.35%	28.86%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - Inst CL	-16.56%	5.91%	8.67%
S&P 500	-13.85%	6.13%	10.12%
Growth Funds Average	-16.35%	4.74%	n/a *

Average annual returns take Institutional Class' cumulative return and show you what would have happened if

* Not available

Institutional Class had performed at a constant rate each year.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $16,857 - a 68.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,320 - an 83.20% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the large-cap core funds average were -6.06%, -15.23% and 24.99%, respectively; and the one year and five year average annual total returns were -15.23% and 4.39%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were -7.17%, -16.65% and 24.88%, respectively; and the one year and five year average total returns were -16.65% and 4.29%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Fund

Q. How did the fund perform, Karen?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares returned -6.31%. During the same period, the Standard & Poor's 500 Index was down 5.68% and the growth funds average tracked by Lipper Inc. declined 6.67%. For the one-year period that ended May 31, 2002, the fund's Institutional Class shares returned -16.56%, while the S&P 500 and Lipper average returned -13.85% and -16.35%, respectively.

Q. Why did the fund trail its index during the past six months?

A. The fund's positioning in health care hampered returns. I felt that owning large-cap drug stocks, which generally are very defensive and historically have tended to produce strong relative earnings in difficult economic times, would be an appropriate strategy. As it turns out, I was wrong. The tone of the entire industry turned negative due to patent expirations, slower product approvals and manufacturing problems. Owning positions in some of these companies, including Pfizer and Merck, detracted from fund results. I scaled back on the fund's overall drug weighting during the period as I became more cautious about the growth outlook for a group that had very little earnings momentum, wasn't considered a cyclical play on an economic recovery and faced increased competition from generic drugs. The tone was much worse in the biotechnology space, where small positions in several holdings, including Human Genome Sciences and Cell Therapeutics, were dragged down with the weakness in the NASDAQ, as investors embraced companies with better near-term earnings prospects. I sold Human Genome prior to period end. Elsewhere, we lost ground by underweighting regional banks, which continued to benefit from last year's aggressive interest rate cuts.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did some of your other moves play out?

A. I became more aggressive last fall as the prospects for an economic recovery strengthened, emphasizing quality growth companies whose stocks looked unfairly beaten down as a result of the 9/11 attacks. I focused mostly on the technology, industrial and consumer discretionary sectors, which snapped back strongly during the fourth quarter of 2001 in anticipation of an improving economy. While this aggressive stance, coupled with strong stock picking, helped relative to the index, it wasn't as effective versus our average peer, which tended to be even more offensively positioned than we were. However, the fund benefited from maintaining scant exposure to such lagging areas of the market as telecommunication services, where industry fundamentals remained challenging. At the same time, we were rewarded for completely avoiding several companies with overly complex accounting structures - most notably Tyco International - that suffered from growing concerns about the dependability of reported earnings.

Q. Could you expand a bit on your cyclical strategy?

A. Sure. Within tech, I focused mainly on large-cap companies poised to benefit from a revival in business spending and a new personal computer cycle. During tech's rally, however, some of the more volatile stocks began to look expensive and, thus, vulnerable to the still-present downside risk in the sector. So, I scaled back some of our positions late in 2001 to take profits. This decision proved wise, particularly relative to our competitors, as the market rotated away from tech stocks - along with most growth sectors - during the early winter and again in the spring. In hindsight, I wish I had trimmed even more. Stocks we continued to hold, such as Microsoft, generally hurt performance. Cyclical plays that worked included industrial stocks, such as TRW, and such media holdings as Tribune, which bucked a downtrend in the sector. We also played defense fairly well. Adding to positions in attractively priced consumer staples stocks, including Philip Morris and Coca-Cola, helped during the first quarter as uncertainty about the economy's recovery re-emerged.

Q. What's your outlook?

A. I still feel it's best not to place bets on the economy. While I believe a recovery is underway, its continued pace and magnitude remain uncertain. That said, I'd rather focus my energy on trying to pick names that I feel can outperform the market and show good earnings results over the next 12 months regardless of how the economy fares. Due to heightened uncertainty about near-term corporate earnings, I'll continue to take profits in stocks that hit my price targets within some of the more volatile groups, while maintaining a healthy defensive component in the fund.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of May 31, 2002, more than $551 million

Manager: Karen Firestone, since 1998; joined Fidelity in 1983

3

Karen Firestone on issues within the market:

"It's been a challenge finding growth in today's market, but we have found some attractive opportunities recently. During the period, solid research led me to several companies that presented interesting growth stories before their prospects had been fully reflected in their stock prices. I'm not looking for industries where everything is going to be perfect. I'm going for outperformance in companies I feel have improving fundamentals. With the economy growing unevenly, it's even more important that I try to consistently identify those companies likely to produce better earnings growth than the overall market.

"One area where I feel quite fortunate is in having the ability to buy smaller-sized large-cap stocks for the fund - those with market capitalizations as low as $2 billion to $3 billion. While it is unlikely that any of these names will ever represent a sizable weighting in the fund, it may be advantageous for me to own a number of smaller positions at any given time if the risk/reward ratio is favorable. I plan to continue to look for similar-type companies that are slightly underfollowed and underappreciated by Wall Street. It's in this kind of challenging economic environment where we could potentially find smaller companies growing very quickly and gaining market share, and not at the mercy of the entire economic system for their well-being."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.1	5.6
Philip Morris Companies, Inc.	4.1	2.6
Intel Corp.	2.8	2.4
Wal-Mart Stores, Inc.	2.5	2.3
Pfizer, Inc.	2.2	3.6
The Coca-Cola Co.	2.1	1.7
Exxon Mobil Corp.	2.0	1.7
Lowe's Companies, Inc.	1.9	0.7
General Electric Co.	1.8	2.9
PepsiCo, Inc.	1.7	0.9
	26.2
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	21.3
Consumer Discretionary	18.4	15.0
Health Care	12.9	16.6
Financials	12.5	12.2
Consumer Staples	12.2	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 94.1%		Stocks 96.1%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	7.9%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 1.1%
Michelin SA (Compagnie Generale des Etablissements) Series B	81,800	$ 3,188,783
TRW, Inc.	49,300	2,706,570
		5,895,353
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	243,600	7,293,384
Ruby Tuesday, Inc.	72,900	1,695,654
		8,989,038
Household Durables - 1.3%
Fortune Brands, Inc.	59,100	3,170,715
Sony Corp. sponsored ADR	67,300	3,910,803
		7,081,518
Internet & Catalog Retail - 0.1%
Ticketmaster Class B (a)	18,100	387,159
Leisure Equipment & Products - 0.5%
Mattel, Inc.	143,400	3,045,816
Media - 5.9%
AOL Time Warner, Inc. (a)	134,236	2,510,213
Belo Corp. Series A	84,400	2,022,224
British Sky Broadcasting Group PLC (BSkyB) (a)	2	21
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	32,333	2,085,479
Comcast Corp. Class A (special) (a)	54,900	1,545,984
Grupo Televisa SA de CV sponsored ADR (a)	126,600	5,310,870
RTL Group	42,625	1,753,067
Tribune Co.	150,400	6,393,504
Viacom, Inc. Class B (non-vtg.) (a)	165,774	8,116,295
Walt Disney Co.	127,900	2,930,189
		32,667,846
Multiline Retail - 3.3%
Big Lots, Inc. (a)	149,700	2,679,630
Costco Wholesale Corp. (a)	35,200	1,382,304
Wal-Mart Stores, Inc.	258,800	14,001,080
		18,063,014
Specialty Retail - 3.7%
Best Buy Co., Inc. (a)	109,825	5,073,915
Gap, Inc.	103,300	1,505,081
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	218,650	$ 10,311,534
Staples, Inc. (a)	158,700	3,345,396
		20,235,926
Textiles, Apparel & Lux. Goods - 0.9%
NIKE, Inc. Class B	23,500	1,263,125
Polo Ralph Lauren Corp. Class A (a)	53,800	1,392,882
The Swatch Group AG (Reg.)	128,657	2,490,876
		5,146,883
TOTAL CONSUMER DISCRETIONARY		101,512,553
CONSUMER STAPLES - 12.2%
Beverages - 4.3%
Anheuser-Busch Companies, Inc.	49,000	2,528,890
PepsiCo, Inc.	179,100	9,309,618
The Coca-Cola Co.	212,700	11,817,612
		23,656,120
Food Products - 1.1%
Dean Foods Co. (a)	57,700	2,106,050
Kellogg Co.	58,700	2,154,290
McCormick & Co., Inc. (non-vtg.)	72,600	1,906,476
		6,166,816
Household Products - 0.8%
Procter & Gamble Co.	51,900	4,647,645
Personal Products - 1.9%
Alberto-Culver Co. Class B	53,950	2,857,732
Gillette Co.	212,300	7,551,511
		10,409,243
Tobacco - 4.1%
Philip Morris Companies, Inc.	391,580	22,417,955
TOTAL CONSUMER STAPLES		67,297,779
ENERGY - 6.4%
Energy Equipment & Services - 1.1%
Schlumberger Ltd. (NY Shares)	85,100	4,394,564
Tidewater, Inc.	38,300	1,560,725
		5,955,289
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 5.3%
BP PLC sponsored ADR	35,000	$ 1,787,450
ChevronTexaco Corp.	57,000	4,973,250
Conoco, Inc.	207,400	5,574,912
Exxon Mobil Corp.	273,900	10,936,827
Ocean Energy, Inc.	77,900	1,731,717
Phillips Petroleum Co.	73,700	4,241,435
		29,245,591
TOTAL ENERGY		35,200,880
FINANCIALS - 12.5%
Banks - 5.0%
Bank of America Corp.	93,900	7,118,559
Bank One Corp.	121,900	4,952,797
FleetBoston Financial Corp.	50,846	1,791,813
Wachovia Corp.	112,056	4,299,589
Wells Fargo & Co.	134,300	7,037,320
Zions Bancorp	40,400	2,224,828
		27,424,906
Diversified Financials - 6.2%
American Express Co.	166,590	7,081,741
Citigroup, Inc.	200,566	8,660,440
Credit Saison Co. Ltd.	69,100	1,767,946
Fannie Mae	75,770	6,062,358
Freddie Mac	49,800	3,264,390
JAFCO Co. Ltd.	15,400	1,488,084
Merrill Lynch & Co., Inc.	70,500	2,870,055
Morgan Stanley Dean Witter & Co.	72,100	3,277,666
		34,472,680
Insurance - 1.3%
American International Group, Inc.	104,387	6,990,797
TOTAL FINANCIALS		68,888,383
HEALTH CARE - 12.9%
Biotechnology - 1.4%
Alkermes, Inc. (a)	87,500	1,701,000
Cell Therapeutics, Inc. (a)	9,600	68,352
Cephalon, Inc. (a)	31,400	1,682,412
Ilex Oncology, Inc. (a)	100,100	1,551,550
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	106,900	$ 1,613,121
Protein Design Labs, Inc. (a)	88,600	1,007,382
		7,623,817
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	201,800	5,620,130
Guidant Corp. (a)	41,800	1,672,000
Medtronic, Inc.	121,400	5,602,610
Stryker Corp.	69,500	3,791,920
		16,686,660
Health Care Providers & Services - 0.9%
Manor Care, Inc. (a)	80,400	2,082,360
Trigon Healthcare, Inc. (a)	27,570	2,854,874
		4,937,234
Pharmaceuticals - 7.6%
Abbott Laboratories	106,400	5,054,000
Allergan, Inc.	39,600	2,498,760
Bristol-Myers Squibb Co.	163,760	5,096,211
Forest Laboratories, Inc. (a)	28,100	2,074,623
Johnson & Johnson	80,280	4,925,178
Merck & Co., Inc.	96,430	5,506,153
Mylan Laboratories, Inc.	23,990	742,251
NPS Pharmaceuticals, Inc. (a)	42,000	808,500
Pfizer, Inc.	346,750	11,997,550
Schering-Plough Corp.	118,500	3,134,325
Watson Pharmaceuticals, Inc. (a)	7,590	197,340
		42,034,891
TOTAL HEALTH CARE		71,282,602
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.8%
Boeing Co.	78,100	3,330,965
Lockheed Martin Corp.	64,700	4,014,635
Northrop Grumman Corp.	22,900	2,777,999
		10,123,599
Air Freight & Logistics - 0.4%
FedEx Corp.	41,600	2,244,320
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
AMR Corp. (a)	109,000	$ 2,283,550
Southwest Airlines Co.	130,700	2,225,821
		4,509,371
Building Products - 0.5%
American Standard Companies, Inc. (a)	35,900	2,710,450
Commercial Services & Supplies - 1.5%
Cintas Corp.	45,100	2,354,671
First Data Corp.	22,300	1,766,160
Paychex, Inc.	82,400	2,855,160
Robert Half International, Inc. (a)	40,700	1,004,476
		7,980,467
Industrial Conglomerates - 2.0%
General Electric Co.	316,100	9,843,354
Textron, Inc.	30,300	1,421,676
		11,265,030
Machinery - 1.0%
Graco, Inc.	40,900	1,756,655
IDEX Corp.	45,600	1,728,240
Illinois Tool Works, Inc.	30,900	2,194,827
		5,679,722
Road & Rail - 0.9%
Union Pacific Corp.	77,000	4,715,480
TOTAL INDUSTRIALS		49,228,439
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.0%
Brocade Communications System, Inc. (a)	58,100	1,141,665
Cisco Systems, Inc. (a)	226,268	3,570,509
Harris Corp.	31,100	1,172,781
Nokia Corp. sponsored ADR	109,000	1,512,920
Tekelec (a)	139,400	1,477,640
UTStarcom, Inc. (a)	85,100	1,893,475
		10,768,990
Computers & Peripherals - 2.6%
Dell Computer Corp. (a)	205,900	5,528,415
EMC Corp. (a)	228,340	1,655,465
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	78,500	$ 6,315,325
NCR Corp. (a)	28,200	1,030,710
		14,529,915
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	66,500	1,753,605
Anritsu Corp.	47,000	373,988
Kyocera Corp.	10,900	872,000
Sanmina-SCI Corp. (a)	140,800	1,619,200
		4,618,793
Semiconductor Equipment & Products - 7.7%
Altera Corp. (a)	80,200	1,446,006
Analog Devices, Inc. (a)	94,000	3,442,280
Applied Materials, Inc. (a)	17,300	383,714
Chartered Semiconductor Manufacturing Ltd. ADR (a)	63,500	1,422,400
Integrated Device Technology, Inc. (a)	75,600	1,923,264
Intel Corp.	558,100	15,414,722
International Rectifier Corp. (a)	46,000	2,160,620
LAM Research Corp. (a)	30,600	695,844
LTX Corp. (a)	152,100	2,568,969
Marvell Technology Group Ltd. (a)	51,400	1,618,072
Micrel, Inc. (a)	61,700	1,291,998
Micron Technology, Inc. (a)	111,000	2,617,380
QLogic Corp. (a)	25,600	1,170,432
Samsung Electronics Co. Ltd. unit	9,700	1,374,975
Texas Instruments, Inc.	124,100	3,557,947
Tokyo Electron Ltd.	18,000	1,213,613
		42,302,236
Software - 5.5%
Microsoft Corp. (a)	547,069	27,851,282
Reynolds & Reynolds Co. Class A	77,300	2,353,785
		30,205,067
TOTAL INFORMATION TECHNOLOGY		102,425,001
MATERIALS - 1.7%
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	30,100	1,204,000
Containers & Packaging - 0.4%
Pactiv Corp. (a)	97,800	2,266,026
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 1.0%
Arcelor SA (a)	157,937	$ 2,240,312
Placer Dome, Inc.	245,100	3,351,534
		5,591,846
TOTAL MATERIALS		9,061,872
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Corp.	281,700	3,371,949
BellSouth Corp.	54,000	1,797,120
KT Corp. sponsored ADR	62,700	1,485,990
SBC Communications, Inc.	66,800	2,290,572
Verizon Communications, Inc.	104,900	4,510,700
		13,456,331
TOTAL COMMON STOCKS (Cost $511,385,704)		518,353,840
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.85% (b)	38,229,076	38,229,076
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	3,262,656	3,262,656
TOTAL MONEY MARKET FUNDS (Cost $41,491,732)		41,491,732
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $552,877,436)		559,845,572
NET OTHER ASSETS - (1.6)%		(8,695,487)
NET ASSETS - 100%		$ 551,150,085
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $285,912,380 and $269,767,184, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,264 for the period.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $559,902,167. Net unrealized depreciation aggregated $56,595, of which $50,094,829 related to appreciated investment securities and $50,151,424 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $104,833,000 all of which will expire on November 30, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,127,624) (cost $552,877,436) - See accompanying schedule		$ 559,845,572
Receivable for investments sold		2,831,332
Receivable for fund shares sold		659,116
Dividends receivable		506,598
Interest receivable		66,946
Other receivables		5,362
Total assets		563,914,926
Liabilities
Payable for investments purchased	$ 7,499,287
Payable for fund shares redeemed	1,320,166
Accrued management fee	270,332
Distribution fees payable	266,939
Other payables and accrued expenses	145,461
Collateral on securities loaned, at value	3,262,656
Total liabilities		12,764,841
Net Assets		$ 551,150,085
Net Assets consist of:
Paid in capital		$ 699,288,223
Accumulated net investment (loss)		(1,008,759)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,097,705)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,968,326
Net Assets		$ 551,150,085

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,797,240 ÷ 2,911,529 shares)	$ 14.01
Maximum offering price per share (100/94.25 of $14.01)	$ 14.86
Class T: Net Asset Value and redemption price per share ($297,271,162 ÷ 21,255,654 shares)	$ 13.99
Maximum offering price per share (100/96.50 of $13.99)	$ 14.50
Class B: Net Asset Value and offering price per share ($108,309,334 ÷ 7,918,947 shares) A	$ 13.68
Class C: Net Asset Value and offering price per share ($46,093,671 ÷ 3,378,645 shares) A	$ 13.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($58,678,678 ÷ 4,115,956 shares)	$ 14.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,951,409
Interest		328,571
Security lending		14,160
Total income		3,294,140
Expenses
Management fee	$ 1,649,173
Transfer agent fees	818,631
Distribution fees	1,684,472
Accounting and security lending fees	97,757
Non-interested trustees' compensation	926
Custodian fees and expenses	18,858
Registration fees	70,103
Audit	14,005
Legal	2,284
Miscellaneous	32,438
Total expenses before reductions	4,388,647
Expense reductions	(85,748)	4,302,899
Net investment income (loss)		(1,008,759)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(34,450,159)
Foreign currency transactions	10,374
Total net realized gain (loss)		(34,439,785)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,498,325)
Assets and liabilities in foreign currencies	(349)
Total change in net unrealized appreciation (depreciation)		(3,498,674)
Net gain (loss)		(37,938,459)
Net increase (decrease) in net assets resulting from operations		$ (38,947,218)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,008,759)	$ (1,557,164)
Net realized gain (loss)	(34,439,785)	(109,108,177)
Change in net unrealized appreciation (depreciation)	(3,498,674)	(6,417,315)
Net increase (decrease) in net assets resulting from operations	(38,947,218)	(117,082,656)
Distributions to shareholders from net realized gain	-	(4,129,069)
Share transactions - net increase (decrease)	28,255,628	68,560,762
Total increase (decrease) in net assets	(10,691,590)	(52,650,963)
Net Assets
Beginning of period	561,841,675	614,492,638
End of period (including accumulated net investment loss of $1,008,759 and $0, respectively)	$ 551,150,085	$ 561,841,675

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83
Income from Invest- ment Operations
Net investment income (loss) E	(.01)	.01	(.05)	(.03)	(.05)	(.04)
Net realized and unrealized gain (loss)	(.96)	(3.10)	(1.43)	4.59	3.54	2.25
Total from invest- ment operations	(.97)	(3.09)	(1.48)	4.56	3.49	2.21
Distributions from net realized gain	-	(.12)	(.35)	(1.05)	(.83)	(.08)
Distributions in excess of net realized gain	-	-	(.11)	-	-	-
Total distributions	-	(.12)	(.46)	(1.05)	(.83)	(.08)
Net asset value, end of period	$ 14.01	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Total Return B, C, D	(6.48)%	(17.11)%	(7.62)%	28.93%	26.69%	18.82%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.26% A	1.23%	1.17%	1.24%	1.46%	3.13%
Expenses net of voluntary waivers, if any	1.26% A	1.23%	1.17%	1.24%	1.46%	1.75%
Expenses net of all reductions	1.23% A	1.20%	1.16%	1.23%	1.44%	1.72%
Net investment income (loss)	(.07)% A	.06%	(.24)%	(.17)%	(.31)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,797	$ 39,364	$ 37,656	$ 19,600	$ 4,254	$ 2,330
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	(.02)	(.09)	(.07)	(.05)	(.02)
Net realized and unrealized gain (loss)	(.96)	(3.11)	(1.42)	4.61	3.56	2.24
Total from invest- ment operations	(.98)	(3.13)	(1.51)	4.54	3.51	2.22
Distributions from net realized gain	-	(.12)	(.32)	(1.05)	(.82)	(.06)
Distributions in excess of net realized gain	-	-	(.11)	-	-	-
Total distributions	-	(.12)	(.43)	(1.05)	(.82)	(.06)
Net asset value, end of period	$ 13.99	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Total Return B, C, D	(6.55)%	(17.30)%	(7.75)%	28.71%	26.77%	18.89%
Ratios to Average Net Assets F
Expenses before expense reductions	1.42% A	1.39%	1.36%	1.44%	1.46%	1.62%
Expenses net of voluntary waivers, if any	1.42% A	1.39%	1.36%	1.44%	1.46%	1.62%
Expenses net of all reductions	1.39% A	1.36%	1.34%	1.42%	1.44%	1.60%
Net investment income (loss)	(.23)% A	(.10)%	(.42)%	(.36)%	(.31)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,271	$ 325,846	$ 354,141	$ 285,939	$ 81,455	$ 42,753
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77
Income from Invest- ment Operations
Net investment income (loss) E	(.06)	(.11)	(.20)	(.16)	(.13)	(.09)
Net realized and unrealized gain (loss)	(.94)	(3.06)	(1.40)	4.56	3.54	2.22
Total from invest- ment operations	(1.00)	(3.17)	(1.60)	4.40	3.41	2.13
Distributions from net realized gain	-	(.12)	(.26)	(.98)	(.76)	(.05)
Distributions in excess of net realized gain	-	-	(.09)	-	-	-
Total distributions	-	(.12)	(.35)	(.98)	(.76)	(.05)
Net asset value, end of period	$ 13.68	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Total Return B, C, D	(6.81)%	(17.76)%	(8.25)%	28.02%	26.15%	18.18%
Ratios to Average Net Assets F
Expenses before expense reductions	2.03% A	1.98%	1.90%	1.96%	2.00%	2.16%
Expenses net of voluntary waivers, if any	2.03% A	1.98%	1.90%	1.96%	2.00%	2.16%
Expenses net of all reductions	2.00% A	1.94%	1.89%	1.95%	1.98%	2.14%
Net investment income (loss)	(.84)% A	(.69)%	(.97)%	(.89)%	(.85)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,309	$ 122,920	$ 156,488	$ 112,671	$ 37,229	$ 20,926
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98	$ 13.97
Income from Invest- ment Operations
Net investment income (loss) E	(.06)	(.10)	(.20)	(.16)	(.21)	(.01)
Net realized and unrealized gain (loss)	(.94)	(3.06)	(1.39)	4.54	3.59	.02
Total from invest- ment operations	(1.00)	(3.16)	(1.59)	4.38	3.38	.01
Distributions from net realized gain	-	(.12)	(.29)	(1.03)	(.82)	-
Distributions in excess of net realized gain	-	-	(.09)	-	-	-
Total distributions	-	(.12)	(.38)	(1.03)	(.82)	-
Net asset value, end of period	$ 13.64	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Total Return B, C, D	(6.83)%	(17.76)%	(8.23)%	27.90%	25.79%	.07%
Ratios to Average Net Assets G
Expenses before expense reductions	1.98% A	1.95%	1.90%	1.97%	2.80%	390.66% A
Expenses net of voluntary waivers, if any	1.98% A	1.95%	1.90%	1.97%	2.50%	2.50% A
Expenses net of all reductions	1.95% A	1.91%	1.88%	1.96%	2.48%	2.35% A
Net investment income (loss)	(.80)% A	(.65)%	(.96)%	(.90)%	(1.40)%	(.62)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,094	$ 50,216	$ 52,542	$ 30,468	$ 4,393	$ 41
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86
Income from Invest- ment Operations
Net investment income (loss) D	.02	.07	.02	.03	.03	.04
Net realized and unrealized gain (loss)	(.98)	(3.14)	(1.45)	4.63	3.56	2.24
Total from invest- ment operations	(.96)	(3.07)	(1.43)	4.66	3.59	2.28
Distributions from net realized gain	-	(.12)	(.36)	(1.10)	(.87)	(.09)
Distributions in excess of net realized gain	-	-	(.13)	-	-	-
Total distributions	-	(.12)	(.49)	(1.10)	(.87)	(.09)
Net asset value, end of period	$ 14.26	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Total Return B, C	(6.31)%	(16.79)%	(7.31)%	29.37%	27.35%	19.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.85%	.82%	.91%	.99%	1.15%
Expenses net of voluntary waivers, if any	.88% A	.85%	.82%	.91%	.99%	1.15%
Expenses net of all reductions	.85% A	.82%	.81%	.90%	.97%	1.12%
Net investment income (loss)	.30% A	.44%	.11%	.16%	.18%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,679	$ 23,495	$ 13,665	$ 13,856	$ 8,742	$ 6,560
Portfolio turnover rate	101% A	121%	92%	91%	141%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 50,893	$ 218
Class T	.25%	.25%	796,824	4,604
Class B	.75%	.25%	590,234	443,187
Class C	.75%	.25%	246,521	55,025
			$ 1,684,472	$ 503,034

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 75,857	$ 26,164
Class T	116,530	24,581
Class B	211,174	211,174*
Class C	4,720	4,720*
	$ 408,281	$ 266,639

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 70,000	.34*
Class T	404,922	.25*
Class B	216,530	.37*
Class C	79,072	.32*
Institutional Class	48,107	.22*
	$ 818,631

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $328,562 for the period.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $85,664 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $84.

8. Other Information.

At the end of the period,one unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net realized gain
Class A	$ -	$ 255,149
Class T	-	2,374,810
Class B	-	1,049,741
Class C	-	359,123
Institutional Class	-	90,246
Total	$ -	$ 4,129,069

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	747,281	1,232,706	$ 11,016,010	$ 20,118,992
Reinvestment of distributions	-	13,202	-	240,938
Shares redeemed	(463,002)	(688,738)	(6,815,985)	(10,959,098)
Net increase (decrease)	284,279	557,170	$ 4,200,025	$ 9,400,832
Class T Shares sold	2,698,226	7,802,568	$ 39,840,128	$ 128,662,324
Reinvestment of distributions	-	124,695	-	2,278,167
Shares redeemed	(3,212,674)	(5,599,197)	(47,134,901)	(89,085,985)
Net increase (decrease)	(514,448)	2,328,066	$ (7,294,773)	$ 41,854,506
Class B Shares sold	787,810	2,237,008	$ 11,365,540	$ 36,509,825
Reinvestment of distributions	-	49,786	-	897,137
Shares redeemed	(1,241,168)	(2,623,632)	(17,815,149)	(40,848,943)
Net increase (decrease)	(453,358)	(336,838)	$ (6,449,609)	$ (3,441,981)
Class C Shares sold	460,411	1,370,867	$ 6,653,102	$ 22,147,498
Reinvestment of distributions	-	17,447	-	313,526
Shares redeemed	(511,566)	(891,110)	(7,322,363)	(14,054,047)
Net increase (decrease)	(51,155)	497,204	$ (669,261)	$ 8,406,977
Institutional Class Shares sold	2,692,788	1,633,840	$ 40,290,884	$ 25,422,321
Reinvestment of distributions	-	3,796	-	70,155
Shares redeemed	(120,842)	(835,753)	(1,821,638)	(13,152,048)
Net increase (decrease)	2,571,946	801,883	$ 38,469,246	$ 12,340,428

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.000
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.000
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

	# of Votes Cast	% of Votes Cast
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	354,136,688.23	96.094
Against	4,436,280.71	1.204
Abstain	9,957,033.81	2.702
TOTAL	368,530,002.75	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,240,975.51	95.851
Against	5,248,088.00	1.424
Abstain	10,040,939.24	2.725
TOTAL	368,530,002.75	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	353,140,286.06	95.824
Against	5,191,971.72	1.409
Abstain	10,197,744.97	2.767
TOTAL	368,530,002.75	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	246,913,963.18	92.838
Against	8,688,254.93	3.266
Abstain	10,360,749.98	3.896
TOTAL	265,962,968.09	100.000
Broker Non-Votes	102,567,034.66
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	245,986,371.14	92.489
Against	9,637,755.59	3.624
Abstain	10,338,841.36	3.887
TOTAL	265,962,968.09	100.000
Broker Non-Votes	102,567,034.66

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

LCI-SANN-0702 157401
1.704743.104

LOGO (Registered Trademark)Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - CL A	5.62%	-7.96%	114.60%	165.82%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	-0.45%	-13.26%	102.26%	150.54%
S&P® MidCap 400	9.83%	2.39%	100.57%	153.55%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - CL A	-7.96%	16.50%	16.85%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	-13.26%	15.13%	15.75%
S&P MidCap 400	2.39%	14.93%	15.97%
Mid-Cap Funds Average	-10.85%	8.01%	n/a *

Average annual returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $25,054 - a 150.54% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,355 - a 153.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charge) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54% and 64.43%, respectively; and the one year and five year average annual total returns were -4.54% and 10.04%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were 0.38%, -10.27% and 50.32%, respectively; and the one year and five year average annual total returns were -10.27% and 7.65%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	5.53%	-8.13%	112.99%	163.99%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	1.83%	-11.35%	105.53%	154.75%
S&P MidCap 400	9.83%	2.39%	100.57%	153.55%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	-8.13%	16.32%	16.72%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	-11.35%	15.50%	16.06%
S&P MidCap 400	2.39%	14.93%	15.97%
Mid-Cap Funds Average	-10.85%	8.01%	n/a*

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $25,475 - a 154.75% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,355 - a 153.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54% and 64.43%, respectively; and the one year and five year average annual total returns were -4.54% and 10.04%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were 0.38%, -10.27% and 50.32%, respectively; and the one year and five year average annual total returns were -10.27% and 7.65%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 5%, 5%, 2% and 0%, respectively.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	5.21%	-8.70%	107.37%	154.27%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	0.21%	-13.26%	105.37%	154.27%
S&P MidCap 400	9.83%	2.39%	100.57%	153.55%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	-8.70%	15.70%	16.02%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	-13.26%	15.48%	16.02%
S&P MidCap 400	2.39%	14.93%	15.97%
Mid-Cap Funds Average	-10.85%	8.01%	n/a*

Average annual returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $25,427 - a 154.27% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,355 - a 153.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54% and 64.43%, respectively; and the one year and five year average annual total returns were -4.54% and 10.04%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were 0.38%, -10.27% and 50.32%, respectively; and the one year and five year average annual total returns were -10.27% and 7.65%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	5.21%	-8.65%	106.80%	153.58%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	4.21%	-9.57%	106.80%	153.58%
S&P MidCap 400	9.83%	2.39%	100.57%	153.55%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	-8.65%	15.64%	15.97%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	-9.57%	15.64%	15.97%
S&P MidCap 400	2.39%	14.93%	15.97%
Mid-Cap Funds Average	-10.85%	8.01%	n/a*

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $25,358 - a 153.58% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,355 - a 153.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54% and 64.43%, respectively; and the one year and five year average annual total returns were -4.54% and 10.04%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were 0.38%, -10.27% and 50.32%, respectively; and the one year and five year average annual total returns were -10.27% and 7.65%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Peter Saperstone, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. How did the fund perform, Peter?

A. For the six months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 5.62%, 5.53%, 5.21% and 5.21%, respectively. During the same period, the Standard & Poor's MidCap 400 Index returned 9.83% and the mid-cap funds average tracked by Lipper Inc. returned 0.02%. For the 12 months that ended May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned -7.96%, -8.13%, -8.70% and -8.65%, respectively, while the S&P® MidCap 400 and Lipper average returned 2.39% and -10.85%, respectively.

Q. Why did the fund lag the S&P MidCap index, but beat the Lipper average during the past six months?

A. Stock picking was the story on both fronts. We suffered a double hit relative to the index, as we had both less exposure to strong-performing smaller-cap stocks held in the S&P 400, and more exposure to pure mid-caps outside of the index that disappointed. That said, the fund generally owned better-performing stocks than its average competitor, which also tended to traffic in the broader mid-cap universe outside of the S&P index.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Specifically, where did the fund lose the most ground versus the index?

A. While I tend not to make conscious sector bets, the fund was hurt by underweighting regional banks, which continued to benefit from expanding net interest margins as a result of last year's sharply declining interest rates. The defensive characteristics of these stocks also aided their performance amid an uncertain market environment. With the economy on the mend, I was concerned these stocks would suffer from a potential rate increase. Unfortunately, I was wrong. The remaining underperformance was largely stock specific rather than sector driven, which is understandable given my emphasis on individual security selection. Wireless carrier Nextel was a major detractor in the telecommunication services space, dogged by fierce competition, high debt and liquidity problems. I was too early trying to catch the bottom in this stock. Rural wireline services provider Citizens Communications was a beaten-down turnaround story that drew little interest from investors. Despite slightly negative returns, I continued to own a large position in the stock based on its attractive upside potential.

Q. What other stocks hampered performance?

A. Life sciences instruments maker Waters Corporation was hurt by reduced spending from the troubled pharmaceutical industry and a patent infringement lawsuit, while airlines such as Continental gave back most of their post-September gains during the spring as the economic recovery stalled. Our materials holdings were dragged down by paper and forest products giant Georgia-Pacific, which suffered from concerns about the company's asbestos liability and mounting debt load. Coal producer Massey Energy slipped on rising inventories and falling prices due to an unusually warm winter. Finally, heightened competition in the drug store market plagued Rite Aid and JCPenney, owner of the Eckerd pharmacy chain.

Q. What moves worked out well?

A. The fund benefited from my efforts to upgrade the portfolio by owning higher-quality companies that performed nicely in a tough market. Given my expectation that a rebound in the economy might turn out to be less than many investors expected, I accumulated positions in companies with good earnings visibility, decent growth rates and attractive valuations. This strategy paid off as fund holdings in consumer staples, including Pepsi Bottling Group, and such gaming and specialty retail stocks as Harrah's Entertainment and Big Lots, respectively, performed quite well. Also important was exiting early from some companies with questionable accounting practices before they collapsed, most notably Adelphia Communications. Generally avoiding lagging technology stocks was another big plus relative to the index, as the group continued to struggle with high valuations, overcapacity and still-weak end demand from corporations. Finally, we got a boost from adding exposure to several oil services firms, such as Ensco, that were poised to benefit from increased interest in domestic energy exploration. Some stocks I've mentioned in this report were no longer held at period end.

Semiannual Report

Q. What's your outlook?

A. Since I'm still not convinced we're headed for a booming recovery, I'm not making a positive cyclical bet in the fund. Instead, I'm going stock-by-stock, sector-by-sector, trying to find solid companies with good earnings visibility selling at reasonable valuations, while trying to avoid any potential blowups. Lately, the best opportunities have been within insurance, homebuilding and selected areas of health care.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of May 31, 2002, more than $3.5 billion

Manager: Peter Saperstone, since 2001; joined Fidelity in 1995

3

Peter Saperstone reviews how he manages the fund:

"My focus is neither extreme growth nor value, but instead more of a blend with a value bias. I use a bottom-up fundamental research process to build a portfolio, avoiding making any major top-down sector calls. My first step is to analyze a company's fundamentals, which I do with the help of Fidelity's deep bench of research analysts. I'm especially interested in owning quality companies with strong sales growth, cash flow and earnings growth.

"In each of the market sectors, I generally try to find the best companies with the lowest downside earnings potential. On top of that, I look for companies with improving earnings outlooks that have yet to be recognized by the market. I'll use a variety of tools to try to figure out the value of a company and, based upon where the stock is trading at the time, determine whether it's a buy or a sell. In general, I tend to own a more concentrated portfolio with fewer names. My rationale for this approach is simple. If I like the story, I'll own more of it. I'd rather put a 2% stake of the fund in a company I understand a lot and have great conviction in, rather than in a larger number of small positions in companies I know less about."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	3.7	4.1
Pepsi Bottling Group, Inc.	2.8	1.1
Big Lots, Inc.	2.6	0.1
Waters Corp.	2.3	0.0
Barr Laboratories, Inc.	2.1	0.5
Aramark Corp. Class B	2.0	0.0
FirstEnergy Corp.	1.9	0.9
Manpower, Inc.	1.8	1.2
Harrah's Entertainment, Inc.	1.8	2.5
Borders Group, Inc.	1.7	0.4
	22.7
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	25.9
Industrials	15.7	8.9
Health Care	14.4	18.9
Information Technology	11.3	8.0
Financials	10.1	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 98.3%		Stocks 97.2%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	6.5%	** Foreign investments	3.3%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 21.1%
Hotels, Restaurants & Leisure - 7.3%
Brinker International, Inc. (a)	1,425,700	$ 47,832
Harrah's Entertainment, Inc. (a)	1,318,380	62,821
Jack in the Box, Inc. (a)	926,470	29,916
Magna Entertainment Corp. Class A (a)(d)	3,037,900	23,544
Six Flags, Inc. (a)	1,622,500	26,057
Station Casinos, Inc. (a)	443,300	7,381
Wendys International, Inc.	904,000	34,325
WMS Industries, Inc. (a)(d)	1,648,700	23,098
		254,974
Household Durables - 3.4%
Beazer Homes USA, Inc. (a)	239,970	18,770
D.R. Horton, Inc.	731,600	17,939
KB Home	476,400	24,549
Mohawk Industries, Inc. (a)	35,200	2,306
Pulte Homes, Inc.	1,009,900	54,767
		118,331
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	93,300	5,151
Media - 4.2%
AOL Time Warner, Inc. (a)	1,904,400	35,612
EchoStar Communications Corp. Class A (a)	1,987,700	50,070
Lamar Advertising Co. Class A (a)	386,400	16,619
Radio One, Inc.:
Class A (a)	454,800	10,065
Class D (non-vtg.) (a)	1,676,000	36,369
Regal Entertainment Group Class A	6,000	143
		148,878
Multiline Retail - 3.3%
Big Lots, Inc. (a)	5,047,300	90,347
Kohls Corp. (a)	358,400	26,880
		117,227
Specialty Retail - 2.5%
AutoZone, Inc. (a)	120,000	9,822
Borders Group, Inc. (a)	2,894,364	60,319
CDW Computer Centers, Inc. (a)	363,800	18,972
		89,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Lux. Goods - 0.3%
NIKE, Inc. Class B	161,600	$ 8,686
TOTAL CONSUMER DISCRETIONARY		742,360
CONSUMER STAPLES - 7.2%
Beverages - 3.3%
Coca-Cola Enterprises, Inc.	838,600	18,240
Pepsi Bottling Group, Inc.	2,982,500	98,482
		116,722
Food & Drug Retailing - 0.6%
Performance Food Group Co. (a)	554,352	20,810
Food Products - 0.8%
Dean Foods Co. (a)	747,800	27,295
Hormel Foods Corp.	69,800	1,704
		28,999
Tobacco - 2.5%
Philip Morris Companies, Inc.	792,700	45,382
RJ Reynolds Tobacco Holdings, Inc.	569,400	40,257
		85,639
TOTAL CONSUMER STAPLES		252,170
ENERGY - 9.7%
Energy Equipment & Services - 9.7%
BJ Services Co. (a)	517,500	19,417
Cooper Cameron Corp. (a)	552,500	31,089
ENSCO International, Inc.	1,512,900	49,547
GlobalSantaFe Corp.	1,334,377	45,035
Grant Prideco, Inc. (a)	285,500	4,283
Helmerich & Payne, Inc.	354,500	13,542
Nabors Industries, Inc. (a)	312,600	13,723
National-Oilwell, Inc. (a)	1,838,800	46,963
Noble Corp. (a)	895,500	38,345
Patterson-UTI Energy, Inc. (a)	407,700	12,459
Tidewater, Inc.	1,133,700	46,198
Weatherford International, Inc. (a)	432,000	21,751
		342,352
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 10.1%
Banks - 2.4%
Bank of Hawaii Corp.	544,200	$ 15,755
City National Corp.	446,500	24,227
Commerce Bancorp, Inc., New Jersey	292,428	14,077
Greater Bay Bancorp	313,800	10,321
Sovereign Bancorp, Inc.	1,194,900	18,497
		82,877
Diversified Financials - 4.1%
AMBAC Financial Group, Inc.	707,800	47,677
E*TRADE Group, Inc. (a)	1,004,900	6,230
Lehman Brothers Holdings, Inc.	592,800	36,161
Stilwell Financial, Inc.	2,552,300	55,130
		145,198
Insurance - 3.6%
ACE Ltd.	1,312,700	45,433
Everest Re Group Ltd.	476,100	29,809
HCC Insurance Holdings, Inc.	1,047,400	28,552
XL Capital Ltd. Class A	270,600	23,954
		127,748
TOTAL FINANCIALS		355,823
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Gilead Sciences, Inc. (a)	1,500,980	53,525
IDEC Pharmaceuticals Corp. (a)	388,080	16,645
Millennium Pharmaceuticals, Inc. (a)	1,124,142	16,963
		87,133
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	1,071,500	29,841
Cytyc Corp. (a)	517,100	8,424
St. Jude Medical, Inc. (a)	280,100	23,640
Sybron Dental Specialties, Inc. (a)	1,890,400	42,534
Varian Medical Systems, Inc. (a)	230,400	10,806
Wilson Greatbatch Technologies, Inc. (a)	195,000	5,037
		120,282
Health Care Providers & Services - 6.2%
AdvancePCS Class A (a)	1,537,440	36,591
Anthem, Inc.	688,000	48,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc. (a)	526,050	$ 10,174
Community Health Systems, Inc. (a)	604,000	17,782
Health Management Associates, Inc. Class A (a)	2,162,600	44,528
McKesson Corp.	406,820	15,256
Tenet Healthcare Corp. (a)	242,300	18,051
Triad Hospitals, Inc. (a)	581,000	26,255
		217,416
Pharmaceuticals - 2.3%
Barr Laboratories, Inc. (a)	1,091,100	72,602
Eon Labs, Inc.	453,300	7,253
		79,855
TOTAL HEALTH CARE		504,686
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.3%
United Defense Industries, Inc.	400,900	9,321
Airlines - 2.5%
Alaska Air Group, Inc. (a)	577,500	16,083
Continental Airlines, Inc. Class B (a)	2,536,275	56,483
Frontier Airlines, Inc. (a)	822,621	13,985
SkyWest, Inc.	120,172	2,800
		89,351
Building Products - 1.8%
American Standard Companies, Inc. (a)	372,100	28,094
York International Corp.	991,400	35,145
		63,239
Commercial Services & Supplies - 8.2%
Aramark Corp. Class B (d)	2,686,300	69,736
Ceridian Corp. (a)	1,968,200	44,993
DST Systems, Inc. (a)	370,700	18,316
eFunds Corp. (a)	955,402	13,204
H&R Block, Inc.	1,046,300	46,979
John H. Harland Co.	282,200	9,208
Manpower, Inc.	1,559,370	64,651
Paychex, Inc.	401,115	13,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	$ 0
Weight Watchers International, Inc.	154,200	6,398
		287,384
Machinery - 2.5%
Pall Corp.	1,167,400	26,570
Pentair, Inc.	161,400	7,584
SPX Corp. (a)	392,900	54,024
Terex Corp. (a)	29,700	754
		88,932
Marine - 0.4%
Stelmar Shipping Ltd. (a)	559,600	8,881
Tsakos Energy Navigation Ltd.	408,000	6,589
		15,470
TOTAL INDUSTRIALS		553,697
INFORMATION TECHNOLOGY - 10.7%
Computers & Peripherals - 0.6%
Apple Computer, Inc. (a)	914,900	21,317
Electronic Equipment & Instruments - 5.1%
Flextronics International Ltd. (a)	3,037,200	40,182
Mettler-Toledo International, Inc. (a)	663,500	26,971
Thermo Electron Corp.	1,758,200	32,281
Waters Corp. (a)	3,017,300	80,441
		179,875
Internet Software & Services - 0.3%
Retek, Inc. (a)	397,614	9,698
Office Electronics - 0.5%
Xerox Corp. (a)	1,984,900	17,805
Semiconductor Equipment & Products - 1.3%
Advanced Micro Devices, Inc. (a)	1,198,100	13,694
Atmel Corp. (a)	1,440,500	11,841
Fairchild Semiconductor International, Inc. Class A (a)	447,000	11,242
LAM Research Corp. (a)	366,500	8,334
		45,111
Software - 2.9%
Cadence Design Systems, Inc. (a)	579,700	11,165
Compuware Corp. (a)	4,425,135	32,613
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	152,702	$ 9,773
Network Associates, Inc. (a)	1,588,700	30,741
Symantec Corp. (a)	561,775	19,308
		103,600
TOTAL INFORMATION TECHNOLOGY		377,406
MATERIALS - 2.6%
Chemicals - 0.2%
Crompton Corp.	741,200	8,390
Construction Materials - 0.4%
Lafarge North America, Inc.	293,639	12,303
Containers & Packaging - 0.5%
Pactiv Corp. (a)	770,800	17,859
Metals & Mining - 1.5%
Falconbridge Ltd.	1,167,800	15,097
Massey Energy Corp.	2,755,700	36,100
		51,197
TOTAL MATERIALS		89,749
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.7%
Citizens Communications Co.	13,831,030	130,014
TeraBeam Networks (e)	4,400	1
		130,015
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	6,924,628	33,654
TOTAL TELECOMMUNICATION SERVICES		163,669
UTILITIES - 1.9%
Electric Utilities - 1.9%
FirstEnergy Corp.	1,955,500	67,484
TOTAL COMMON STOCKS (Cost $3,216,779)		3,449,396
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	6,950	$ 3,197
Series E, $111.25 pay-in-kind	14,820	5,409
(Cost $8,777)		8,606
Convertible Bonds - 0.6%
Ratings (unaudited)(b)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Redback Networks, Inc. 5% 4/1/07 (Cost $26,733)	-	$ 39,380	19,699
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	76,843,364	76,843
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	13,865,000	13,865
TOTAL MONEY MARKET FUNDS (Cost $90,708)		90,708
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,342,997)		3,568,409
NET OTHER ASSETS - (1.5)%		(51,045)
NET ASSETS - 100%		$ 3,517,364
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,101,748,000 and $3,323,158,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $22,897,000. The weighted average interest rate was 1.83%.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,373,638,000. Net unrealized appreciation aggregated $194,771,000, of which $364,113,000 related to appreciated investment securities and $169,342,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $173,904,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $32,839,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,573) (cost $3,342,997) - See accompanying schedule		$ 3,568,409
Receivable for investments sold		66,677
Receivable for fund shares sold		10,575
Dividends receivable		1,419
Interest receivable		409
Other receivables		353
Total assets		3,647,842
Liabilities
Payable for investments purchased	$ 107,677
Payable for fund shares redeemed	5,282
Accrued management fee	1,681
Distribution fees payable	1,699
Other payables and accrued expenses	274
Collateral on securities loaned, at value	13,865
Total liabilities		130,478
Net Assets		$ 3,517,364
Net Assets consist of:
Paid in capital		$ 3,509,976
Accumulated net investment (loss)		(12,015)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,012)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		225,415
Net Assets		$ 3,517,364

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($374,425 ÷ 19,814 shares)	$ 18.90
Maximum offering price per share (100/94.25 of $18.90)	$ 20.05
Class T: Net Asset Value and redemption price per share ($1,892,140 ÷ 99,134 shares)	$ 19.09
Maximum offering price per share (100/96.50 of $19.09)	$ 19.78
Class B: Net Asset Value and offering price per share ($674,900 ÷ 36,315 shares) A	$ 18.58
Class C: Net Asset Value and offering price per share ($345,415 ÷ 18,589 shares) A	$ 18.58
Institutional Class: Net Asset Value, offering price and redemption price per share ($230,484 ÷ 12,019 shares)	$ 19.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 6,603
Interest		3,286
Security lending		103
Total income		9,992
Expenses
Management fee	$ 8,988
Transfer agent fees	4,133
Distribution fees	9,157
Accounting and security lending fees	292
Non-interested trustees' compensation	5
Custodian fees and expenses	46
Registration fees	155
Audit	25
Legal	12
Interest	5
Miscellaneous	335
Total expenses before reductions	23,153
Expense reductions	(1,289)	21,864
Net investment income (loss)		(11,872)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $345 on sales of investments in affiliated issuers)	28,645
Foreign currency transactions	13
Total net realized gain (loss)		28,658
Change in net unrealized appreciation (depreciation) on: Investment securities	132,919
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		132,920
Net gain (loss)		161,578
Net increase (decrease) in net assets resulting from operations		$ 149,706

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,872)	$ 2,270
Net realized gain (loss)	28,658	(220,933)
Change in net unrealized appreciation (depreciation)	132,920	(107,424)
Net increase (decrease) in net assets resulting from operations	149,706	(326,087)
Distributions to shareholders from net investment income	(1,801)	(566)
Distributions to shareholders from net realized gain	-	(190,617)
Total distributions	(1,801)	(191,183)
Share transactions - net increase (decrease)	778,882	1,020,628
Total increase (decrease) in net assets	926,787	503,358
Net Assets
Beginning of period	2,590,577	2,087,219
End of period (including accumulated net investment loss of $12,015 and undistributed net investment income of $1,658, respectively)	$ 3,517,364	$ 2,590,577

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70
Income from Investment Operations
Net investment income (loss) E	(.04)	.08	.01	(.05)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.05	(2.43)	6.63	3.92	1.17	2.64
Total from investment operations	1.01	(2.35)	6.64	3.87	1.12	2.55
Distributions from net investment income	(.06)	(.04)	-	-	-	-
Distributions from net realized gain	-	(2.02)	(1.40)	(.46)	(1.45)	(.21)
Total distributions	(.06)	(2.06)	(1.40)	(.46)	(1.45)	(.21)
Net asset value, end of period	$ 18.90	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Total Return B,C,D	5.62%	(11.73)%	41.50%	29.17%	9.07%	22.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.16%	1.14%	1.17%	1.30%	2.28%
Expenses net of voluntary waivers, if any	1.18% A	1.16%	1.14%	1.17%	1.30%	1.62%
Expenses net of all reductions	1.09% A	1.07%	1.11%	1.16%	1.27%	1.58%
Net investment income (loss)	(.45)% A	.42%	.04%	(.33)%	(.36)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 374	$ 233	$ 134	$ 26	$ 11	$ 5
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70
Income from Investment Operations
Net investment income (loss) E	(.06)	.04	(.04)	(.08)	(.07)	(.07)
Net realized and unrealized gain (loss)	1.06	(2.44)	6.69	3.94	1.17	2.64
Total from investment operations	1.00	(2.40)	6.65	3.86	1.10	2.57
Distributions from net realized gain	-	(2.00)	(1.35)	(.42)	(1.44)	(.18)
Net asset value, end of period	$ 19.09	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Total Return B,C,D	5.53%	(11.86)%	41.26%	28.93%	8.87%	22.35%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38% A	1.36%	1.35%	1.39%	1.42%	1.48%
Expenses net of voluntary waivers, if any	1.38% A	1.36%	1.35%	1.39%	1.42%	1.48%
Expenses net of all reductions	1.30% A	1.28%	1.31%	1.37%	1.39%	1.44%
Net investment income (loss)	(.65)% A	.21%	(.17)%	(.55)%	(.51)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,892	$ 1,405	$ 1,270	$ 505	$ 367	$ 327
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61
Income from Investment Operations
Net investment income (loss) E	(.11)	(.07)	(.15)	(.16)	(.14)	(.14)
Net realized and unrealized gain (loss)	1.03	(2.40)	6.58	3.90	1.17	2.62
Total from investment operations	.92	(2.47)	6.43	3.74	1.03	2.48
Distributions from net realized gain	-	(1.93)	(1.30)	(.39)	(1.39)	(.15)
Net asset value, end of period	$ 18.58	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Total Return B,C,D	5.21%	(12.41)%	40.45%	28.32%	8.38%	21.67%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.93%	1.89%	1.91%	1.94%	2.03%
Expenses net of voluntary waivers, if any	1.95% A	1.93%	1.89%	1.91%	1.94%	2.03%
Expenses net of all reductions	1.87% A	1.85%	1.85%	1.89%	1.91%	1.98%
Net investment income (loss)	(1.23)% A	(.35)%	(.71)%	(1.07)%	(1.02)%	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 675	$ 529	$ 406	$ 117	$ 82	$ 59
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08	$ 14.16
Income from Investment Operations
Net investment income (loss) E	(.11)	(.06)	(.15)	(.16)	(.15)	(.01)
Net realized and unrealized gain (loss)	1.03	(2.40)	6.59	3.90	1.15	(.07)
Total from investment operations	.92	(2.46)	6.44	3.74	1.00	(.08)
Distributions from net realized gain	-	(1.96)	(1.33)	(.41)	(1.44)	-
Net asset value, end of period	$ 18.58	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Total Return B,C,D	5.21%	(12.37)%	40.47%	28.24%	8.09%	(.56)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	1.90%	1.86%	1.91%	2.16%	57.41% A
Expenses net of voluntary waivers, if any	1.91% A	1.90%	1.86%	1.91%	2.15%	2.50% A
Expenses net of all reductions	1.83% A	1.81%	1.82%	1.90%	2.11%	2.40% A
Net investment income (loss)	(1.19)% A	(.32)%	(.68)%	(1.07)%	(1.16)%	(1.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 259	$ 187	$ 37	$ 13	$ .3
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.08	-	.01	.01
Net realized and unrealized gain (loss)	1.07	(2.46)	6.70	3.95	1.18	2.63
Total from investment operations	1.06	(2.31)	6.78	3.95	1.19	2.64
Distributions from net investment income	(.10)	(.08)	-	-	-	-
Distributions from net realized gain	-	(2.02)	(1.43)	(.49)	(1.49)	(.22)
Total distributions	(.10)	(2.10)	(1.43)	(.49)	(1.49)	(.22)
Net asset value, end of period	$ 19.18	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Total Return B,C	5.82%	(11.41)%	42.01%	29.59%	9.60%	23.04%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.82%	.83%	.86%	.87%	.91%
Expenses net of voluntary waivers, if any	.83% A	.82%	.83%	.86%	.87%	.91%
Expenses net of all reductions	.74% A	.73%	.79%	.84%	.84%	.84%
Net investment income (loss)	(.10)% A	.76%	.35%	(.02)%	.04%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 165	$ 90	$ 49	$ 35	$ 31
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $932 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 377	$ 1
Class T	.25%	.25%	4,209	57
Class B	.75%	.25%	3,044	2,284
Class C	.75%	.25%	1,527	671
			$ 9,157	$ 3,013

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 624	$ 306
Class T	488	172
Class B*	682	682
Class C*	47	47
	$ 1,841	$ 1,207

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 448	.30*
Class T	2,079	.25*
Class B	979	.32*
Class C	427	.28*
Institutional Class	200	.19*
	$ 4,133

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $915 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,289 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 822	$ 243
Institutional Class	979	323
Total	$ 1,801	$ 566
From net realized gain
Class A	$ -	$ 12,612
Class T	-	116,123
Class B	-	36,550
Class C	-	17,059
Institutional Class	-	8,273
Total	$ -	$ 190,617
	$ 1,801	$ 191,183

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	8,887	9,881	$ 166,360	$ 191,535
Reinvestment of distributions	41	585	773	12,189
Shares redeemed	(2,073)	(3,496)	(38,702)	(66,321)
Net increase (decrease)	6,855	6,970	$ 128,431	$ 137,403
Class T Shares sold	30,909	38,617	$ 583,452	$ 765,038
Reinvestment of distributions	-	5,225	-	109,931
Shares redeemed	(9,471)	(22,615)	(179,193)	(441,457)
Net increase (decrease)	21,438	21,227	$ 404,259	$ 433,512
Class B Shares sold	9,485	15,700	$ 175,136	$ 303,066
Reinvestment of distributions	-	1,567	-	32,369
Shares redeemed	(3,124)	(5,720)	(57,583)	(107,656)
Net increase (decrease)	6,361	11,547	$ 117,553	$ 227,779
Class C Shares sold	5,878	9,172	$ 108,247	$ 177,275
Reinvestment of distributions	-	723	-	14,931
Shares redeemed	(1,947)	(3,694)	(35,764)	(70,158)
Net increase (decrease)	3,931	6,201	$ 72,483	$ 122,048
Institutional Class Shares sold	4,879	8,092	$ 92,532	$ 158,404
Reinvestment of distributions	32	351	600	7,412
Shares redeemed	(1,947)	(3,378)	(36,976)	(65,930)
Net increase (decrease)	2,964	5,065	$ 56,156	$ 99,886

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aramark Corp. Class B	$ 21,543	$ -	$ -	$ 69,736
Magna Entertainment Corp. Class A	-	1,410	-	23,544
WMS Industries, Inc.	-	-	-	23,098
TOTALS	$ 21,543	$ 1,410	$ -	$ 116,378

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,331,504,950.23	94.382
Against	26,926,652.37	1.908
Abstain	52,332,380.18	3.710
TOTAL	1,410,763,982.78	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR UK) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,327,936,780.67	94.129
Against	25,653,281.08	1.818
Abstain	57,173,921.03	4.053
TOTAL	1,410,763,982.78	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,326,067,979.77	93.996
Against	27,019,108.92	1.916
Abstain	57,676,894.09	4.088
TOTAL	1,410,763,982.78	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,064,849,632.01	90.785
Against	39,045,087.10	3.329
Abstain	69,037,362.52	5.886
TOTAL	1,172,932,081.63	100.000
Broker Non-Votes	237,831,901.15
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,061,771,368.41	90.523
Against	42,336,982.87	3.609
Abstain	68,823,712.35	5.868
TOTAL	1,172,932,081.63	100.000
Broker Non-Votes	237,831,901.15

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

MC-SANN-0702 157378
1.704677.104

LOGO (Registered Trademark)Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mid Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - Inst CL	5.82%	-7.61%	119.02%	172.21%
S&P® MidCap 400	9.83%	2.39%	100.57%	153.55%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - Inst CL	-7.61%	16.98%	17.29%
S&P MidCap 400	2.39%	14.93%	15.97%
Mid-Cap Funds Average	-10.85%	8.01%	n/a*

Average annual returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2002, the value of the investment would have grown to $27,221 - a 172.21% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,355 - a 153.55% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2002, the six month, one year and five year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54% and 64.43%, respectively; and the one year and five year average annual total returns were -4.54% and 10.04%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were 0.38%, -10.27% and 50.32%, respectively; and the one year and five year average annual total returns were -10.27% and 7.65%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Peter Saperstone, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. How did the fund perform, Peter?

A. For the six months that ended May 31, 2002, the fund's Institutional Class shares returned 5.82%. During the same period, the Standard & Poor's MidCap 400 Index returned 9.83% and the mid-cap funds average tracked by Lipper Inc. returned 0.02%. For the 12 months that ended May 31, 2002, the fund's Institutional Class shares returned -7.61%, while the S&P® MidCap 400 and Lipper average returned 2.39% and -10.85%, respectively.

Q. Why did the fund lag the S&P MidCap index, but beat the Lipper average during the past six months?

A. Stock picking was the story on both fronts. We suffered a double hit relative to the index, as we had both less exposure to strong-performing smaller-cap stocks held in the S&P 400, and more exposure to pure mid-caps outside of the index that disappointed. That said, the fund generally owned better-performing stocks than its average competitor, which also tended to traffic in the broader mid-cap universe outside of the S&P index.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Specifically, where did the fund lose the most ground versus the index?

A. While I tend not to make conscious sector bets, the fund was hurt by underweighting regional banks, which continued to benefit from expanding net interest margins as a result of last year's sharply declining interest rates. The defensive characteristics of these stocks also aided their performance amid an uncertain market environment. With the economy on the mend, I was concerned these stocks would suffer from a potential rate increase. Unfortunately, I was wrong. The remaining underperformance was largely stock specific rather than sector driven, which is understandable given my emphasis on individual security selection. Wireless carrier Nextel was a major detractor in the telecommunication services space, dogged by fierce competition, high debt and liquidity problems. I was too early trying to catch the bottom in this stock. Rural wireline services provider Citizens Communications was a beaten-down turnaround story that drew little interest from investors. Despite slightly negative returns, I continued to own a large position in the stock based on its attractive upside potential.

Q. What other stocks hampered performance?

A. Life sciences instruments maker Waters Corporation was hurt by reduced spending from the troubled pharmaceutical industry and a patent infringement lawsuit, while airlines such as Continental gave back most of their post-September gains during the spring as the economic recovery stalled. Our materials holdings were dragged down by paper and forest products giant Georgia-Pacific, which suffered from concerns about the company's asbestos liability and mounting debt load. Coal producer Massey Energy slipped on rising inventories and falling prices due to an unusually warm winter. Finally, heightened competition in the drug store market plagued Rite Aid and JCPenney, owner of the Eckerd pharmacy chain.

Q. What moves worked out well?

A. The fund benefited from my efforts to upgrade the portfolio by owning higher-quality companies that performed nicely in a tough market. Given my expectation that a rebound in the economy might turn out to be less than many investors expected, I accumulated positions in companies with good earnings visibility, decent growth rates and attractive valuations. This strategy paid off as fund holdings in consumer staples, including Pepsi Bottling Group, and such gaming and specialty retail stocks as Harrah's Entertainment and Big Lots, respectively, performed quite well. Also important was exiting early from some companies with questionable accounting practices before they collapsed, most notably Adelphia Communications. Generally avoiding lagging technology stocks was another big plus relative to the index, as the group continued to struggle with high valuations, overcapacity and still-weak end demand from corporations. Finally, we got a boost from adding exposure to several oil services firms, such as Ensco, that were poised to benefit from increased interest in domestic energy exploration. Some stocks I've mentioned in this report were no longer held at period end.

Semiannual Report

Q. What's your outlook?

A. Since I'm still not convinced we're headed for a booming recovery, I'm not making a positive cyclical bet in the fund. Instead, I'm going stock-by-stock, sector-by-sector, trying to find solid companies with good earnings visibility selling at reasonable valuations, while trying to avoid any potential blowups. Lately, the best opportunities have been within insurance, homebuilding and selected areas of health care.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of May 31, 2002, more than $3.5 billion

Manager: Peter Saperstone, since 2001; joined Fidelity in 1995

3

Peter Saperstone reviews how he manages the fund:

"My focus is neither extreme growth nor value, but instead more of a blend with a value bias. I use a bottom-up fundamental research process to build a portfolio, avoiding making any major top-down sector calls. My first step is to analyze a company's fundamentals, which I do with the help of Fidelity's deep bench of research analysts. I'm especially interested in owning quality companies with strong sales growth, cash flow and earnings growth.

"In each of the market sectors, I generally try to find the best companies with the lowest downside earnings potential. On top of that, I look for companies with improving earnings outlooks that have yet to be recognized by the market. I'll use a variety of tools to try to figure out the value of a company and, based upon where the stock is trading at the time, determine whether it's a buy or a sell. In general, I tend to own a more concentrated portfolio with fewer names. My rationale for this approach is simple. If I like the story, I'll own more of it. I'd rather put a 2% stake of the fund in a company I understand a lot and have great conviction in, rather than in a larger number of small positions in companies I know less about."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	3.7	4.1
Pepsi Bottling Group, Inc.	2.8	1.1
Big Lots, Inc.	2.6	0.1
Waters Corp.	2.3	0.0
Barr Laboratories, Inc.	2.1	0.5
Aramark Corp. Class B	2.0	0.0
FirstEnergy Corp.	1.9	0.9
Manpower, Inc.	1.8	1.2
Harrah's Entertainment, Inc.	1.8	2.5
Borders Group, Inc.	1.7	0.4
	22.7
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	25.9
Industrials	15.7	8.9
Health Care	14.4	18.9
Information Technology	11.3	8.0
Financials	10.1	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 98.3%		Stocks 97.2%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	6.5%	** Foreign investments	3.3%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 21.1%
Hotels, Restaurants & Leisure - 7.3%
Brinker International, Inc. (a)	1,425,700	$ 47,832
Harrah's Entertainment, Inc. (a)	1,318,380	62,821
Jack in the Box, Inc. (a)	926,470	29,916
Magna Entertainment Corp. Class A (a)(d)	3,037,900	23,544
Six Flags, Inc. (a)	1,622,500	26,057
Station Casinos, Inc. (a)	443,300	7,381
Wendys International, Inc.	904,000	34,325
WMS Industries, Inc. (a)(d)	1,648,700	23,098
		254,974
Household Durables - 3.4%
Beazer Homes USA, Inc. (a)	239,970	18,770
D.R. Horton, Inc.	731,600	17,939
KB Home	476,400	24,549
Mohawk Industries, Inc. (a)	35,200	2,306
Pulte Homes, Inc.	1,009,900	54,767
		118,331
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	93,300	5,151
Media - 4.2%
AOL Time Warner, Inc. (a)	1,904,400	35,612
EchoStar Communications Corp. Class A (a)	1,987,700	50,070
Lamar Advertising Co. Class A (a)	386,400	16,619
Radio One, Inc.:
Class A (a)	454,800	10,065
Class D (non-vtg.) (a)	1,676,000	36,369
Regal Entertainment Group Class A	6,000	143
		148,878
Multiline Retail - 3.3%
Big Lots, Inc. (a)	5,047,300	90,347
Kohls Corp. (a)	358,400	26,880
		117,227
Specialty Retail - 2.5%
AutoZone, Inc. (a)	120,000	9,822
Borders Group, Inc. (a)	2,894,364	60,319
CDW Computer Centers, Inc. (a)	363,800	18,972
		89,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Lux. Goods - 0.3%
NIKE, Inc. Class B	161,600	$ 8,686
TOTAL CONSUMER DISCRETIONARY		742,360
CONSUMER STAPLES - 7.2%
Beverages - 3.3%
Coca-Cola Enterprises, Inc.	838,600	18,240
Pepsi Bottling Group, Inc.	2,982,500	98,482
		116,722
Food & Drug Retailing - 0.6%
Performance Food Group Co. (a)	554,352	20,810
Food Products - 0.8%
Dean Foods Co. (a)	747,800	27,295
Hormel Foods Corp.	69,800	1,704
		28,999
Tobacco - 2.5%
Philip Morris Companies, Inc.	792,700	45,382
RJ Reynolds Tobacco Holdings, Inc.	569,400	40,257
		85,639
TOTAL CONSUMER STAPLES		252,170
ENERGY - 9.7%
Energy Equipment & Services - 9.7%
BJ Services Co. (a)	517,500	19,417
Cooper Cameron Corp. (a)	552,500	31,089
ENSCO International, Inc.	1,512,900	49,547
GlobalSantaFe Corp.	1,334,377	45,035
Grant Prideco, Inc. (a)	285,500	4,283
Helmerich & Payne, Inc.	354,500	13,542
Nabors Industries, Inc. (a)	312,600	13,723
National-Oilwell, Inc. (a)	1,838,800	46,963
Noble Corp. (a)	895,500	38,345
Patterson-UTI Energy, Inc. (a)	407,700	12,459
Tidewater, Inc.	1,133,700	46,198
Weatherford International, Inc. (a)	432,000	21,751
		342,352
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 10.1%
Banks - 2.4%
Bank of Hawaii Corp.	544,200	$ 15,755
City National Corp.	446,500	24,227
Commerce Bancorp, Inc., New Jersey	292,428	14,077
Greater Bay Bancorp	313,800	10,321
Sovereign Bancorp, Inc.	1,194,900	18,497
		82,877
Diversified Financials - 4.1%
AMBAC Financial Group, Inc.	707,800	47,677
E*TRADE Group, Inc. (a)	1,004,900	6,230
Lehman Brothers Holdings, Inc.	592,800	36,161
Stilwell Financial, Inc.	2,552,300	55,130
		145,198
Insurance - 3.6%
ACE Ltd.	1,312,700	45,433
Everest Re Group Ltd.	476,100	29,809
HCC Insurance Holdings, Inc.	1,047,400	28,552
XL Capital Ltd. Class A	270,600	23,954
		127,748
TOTAL FINANCIALS		355,823
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Gilead Sciences, Inc. (a)	1,500,980	53,525
IDEC Pharmaceuticals Corp. (a)	388,080	16,645
Millennium Pharmaceuticals, Inc. (a)	1,124,142	16,963
		87,133
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	1,071,500	29,841
Cytyc Corp. (a)	517,100	8,424
St. Jude Medical, Inc. (a)	280,100	23,640
Sybron Dental Specialties, Inc. (a)	1,890,400	42,534
Varian Medical Systems, Inc. (a)	230,400	10,806
Wilson Greatbatch Technologies, Inc. (a)	195,000	5,037
		120,282
Health Care Providers & Services - 6.2%
AdvancePCS Class A (a)	1,537,440	36,591
Anthem, Inc.	688,000	48,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc. (a)	526,050	$ 10,174
Community Health Systems, Inc. (a)	604,000	17,782
Health Management Associates, Inc. Class A (a)	2,162,600	44,528
McKesson Corp.	406,820	15,256
Tenet Healthcare Corp. (a)	242,300	18,051
Triad Hospitals, Inc. (a)	581,000	26,255
		217,416
Pharmaceuticals - 2.3%
Barr Laboratories, Inc. (a)	1,091,100	72,602
Eon Labs, Inc.	453,300	7,253
		79,855
TOTAL HEALTH CARE		504,686
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.3%
United Defense Industries, Inc.	400,900	9,321
Airlines - 2.5%
Alaska Air Group, Inc. (a)	577,500	16,083
Continental Airlines, Inc. Class B (a)	2,536,275	56,483
Frontier Airlines, Inc. (a)	822,621	13,985
SkyWest, Inc.	120,172	2,800
		89,351
Building Products - 1.8%
American Standard Companies, Inc. (a)	372,100	28,094
York International Corp.	991,400	35,145
		63,239
Commercial Services & Supplies - 8.2%
Aramark Corp. Class B (d)	2,686,300	69,736
Ceridian Corp. (a)	1,968,200	44,993
DST Systems, Inc. (a)	370,700	18,316
eFunds Corp. (a)	955,402	13,204
H&R Block, Inc.	1,046,300	46,979
John H. Harland Co.	282,200	9,208
Manpower, Inc.	1,559,370	64,651
Paychex, Inc.	401,115	13,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	$ 0
Weight Watchers International, Inc.	154,200	6,398
		287,384
Machinery - 2.5%
Pall Corp.	1,167,400	26,570
Pentair, Inc.	161,400	7,584
SPX Corp. (a)	392,900	54,024
Terex Corp. (a)	29,700	754
		88,932
Marine - 0.4%
Stelmar Shipping Ltd. (a)	559,600	8,881
Tsakos Energy Navigation Ltd.	408,000	6,589
		15,470
TOTAL INDUSTRIALS		553,697
INFORMATION TECHNOLOGY - 10.7%
Computers & Peripherals - 0.6%
Apple Computer, Inc. (a)	914,900	21,317
Electronic Equipment & Instruments - 5.1%
Flextronics International Ltd. (a)	3,037,200	40,182
Mettler-Toledo International, Inc. (a)	663,500	26,971
Thermo Electron Corp.	1,758,200	32,281
Waters Corp. (a)	3,017,300	80,441
		179,875
Internet Software & Services - 0.3%
Retek, Inc. (a)	397,614	9,698
Office Electronics - 0.5%
Xerox Corp. (a)	1,984,900	17,805
Semiconductor Equipment & Products - 1.3%
Advanced Micro Devices, Inc. (a)	1,198,100	13,694
Atmel Corp. (a)	1,440,500	11,841
Fairchild Semiconductor International, Inc. Class A (a)	447,000	11,242
LAM Research Corp. (a)	366,500	8,334
		45,111
Software - 2.9%
Cadence Design Systems, Inc. (a)	579,700	11,165
Compuware Corp. (a)	4,425,135	32,613
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	152,702	$ 9,773
Network Associates, Inc. (a)	1,588,700	30,741
Symantec Corp. (a)	561,775	19,308
		103,600
TOTAL INFORMATION TECHNOLOGY		377,406
MATERIALS - 2.6%
Chemicals - 0.2%
Crompton Corp.	741,200	8,390
Construction Materials - 0.4%
Lafarge North America, Inc.	293,639	12,303
Containers & Packaging - 0.5%
Pactiv Corp. (a)	770,800	17,859
Metals & Mining - 1.5%
Falconbridge Ltd.	1,167,800	15,097
Massey Energy Corp.	2,755,700	36,100
		51,197
TOTAL MATERIALS		89,749
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.7%
Citizens Communications Co.	13,831,030	130,014
TeraBeam Networks (e)	4,400	1
		130,015
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	6,924,628	33,654
TOTAL TELECOMMUNICATION SERVICES		163,669
UTILITIES - 1.9%
Electric Utilities - 1.9%
FirstEnergy Corp.	1,955,500	67,484
TOTAL COMMON STOCKS (Cost $3,216,779)		3,449,396
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	6,950	$ 3,197
Series E, $111.25 pay-in-kind	14,820	5,409
(Cost $8,777)		8,606
Convertible Bonds - 0.6%
Ratings (unaudited)(b)		Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Redback Networks, Inc. 5% 4/1/07 (Cost $26,733)	-	$ 39,380	19,699
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	76,843,364	76,843
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	13,865,000	13,865
TOTAL MONEY MARKET FUNDS (Cost $90,708)		90,708
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,342,997)		3,568,409
NET OTHER ASSETS - (1.5)%		(51,045)
NET ASSETS - 100%		$ 3,517,364
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,101,748,000 and $3,323,158,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $22,897,000. The weighted average interest rate was 1.83%.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,373,638,000. Net unrealized appreciation aggregated $194,771,000, of which $364,113,000 related to appreciated investment securities and $169,342,000 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $173,904,000 all of which will expire on November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2002 approximately $32,839,000 of losses recognized during the period November 1, 2001 to November 30, 2001.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,573) (cost $3,342,997) - See accompanying schedule		$ 3,568,409
Receivable for investments sold		66,677
Receivable for fund shares sold		10,575
Dividends receivable		1,419
Interest receivable		409
Other receivables		353
Total assets		3,647,842
Liabilities
Payable for investments purchased	$ 107,677
Payable for fund shares redeemed	5,282
Accrued management fee	1,681
Distribution fees payable	1,699
Other payables and accrued expenses	274
Collateral on securities loaned, at value	13,865
Total liabilities		130,478
Net Assets		$ 3,517,364
Net Assets consist of:
Paid in capital		$ 3,509,976
Accumulated net investment (loss)		(12,015)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,012)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		225,415
Net Assets		$ 3,517,364

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($374,425 ÷ 19,814 shares)	$ 18.90
Maximum offering price per share (100/94.25 of $18.90)	$ 20.05
Class T: Net Asset Value and redemption price per share ($1,892,140 ÷ 99,134 shares)	$ 19.09
Maximum offering price per share (100/96.50 of $19.09)	$ 19.78
Class B: Net Asset Value and offering price per share ($674,900 ÷ 36,315 shares) A	$ 18.58
Class C: Net Asset Value and offering price per share ($345,415 ÷ 18,589 shares) A	$ 18.58
Institutional Class: Net Asset Value, offering price and redemption price per share ($230,484 ÷ 12,019 shares)	$ 19.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 6,603
Interest		3,286
Security lending		103
Total income		9,992
Expenses
Management fee	$ 8,988
Transfer agent fees	4,133
Distribution fees	9,157
Accounting and security lending fees	292
Non-interested trustees' compensation	5
Custodian fees and expenses	46
Registration fees	155
Audit	25
Legal	12
Interest	5
Miscellaneous	335
Total expenses before reductions	23,153
Expense reductions	(1,289)	21,864
Net investment income (loss)		(11,872)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $345 on sales of investments in affiliated issuers)	28,645
Foreign currency transactions	13
Total net realized gain (loss)		28,658
Change in net unrealized appreciation (depreciation) on: Investment securities	132,919
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		132,920
Net gain (loss)		161,578
Net increase (decrease) in net assets resulting from operations		$ 149,706

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,872)	$ 2,270
Net realized gain (loss)	28,658	(220,933)
Change in net unrealized appreciation (depreciation)	132,920	(107,424)
Net increase (decrease) in net assets resulting from operations	149,706	(326,087)
Distributions to shareholders from net investment income	(1,801)	(566)
Distributions to shareholders from net realized gain	-	(190,617)
Total distributions	(1,801)	(191,183)
Share transactions - net increase (decrease)	778,882	1,020,628
Total increase (decrease) in net assets	926,787	503,358
Net Assets
Beginning of period	2,590,577	2,087,219
End of period (including accumulated net investment loss of $12,015 and undistributed net investment income of $1,658, respectively)	$ 3,517,364	$ 2,590,577

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70
Income from Investment Operations
Net investment income (loss) E	(.04)	.08	.01	(.05)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.05	(2.43)	6.63	3.92	1.17	2.64
Total from investment operations	1.01	(2.35)	6.64	3.87	1.12	2.55
Distributions from net investment income	(.06)	(.04)	-	-	-	-
Distributions from net realized gain	-	(2.02)	(1.40)	(.46)	(1.45)	(.21)
Total distributions	(.06)	(2.06)	(1.40)	(.46)	(1.45)	(.21)
Net asset value, end of period	$ 18.90	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Total Return B,C,D	5.62%	(11.73)%	41.50%	29.17%	9.07%	22.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.16%	1.14%	1.17%	1.30%	2.28%
Expenses net of voluntary waivers, if any	1.18% A	1.16%	1.14%	1.17%	1.30%	1.62%
Expenses net of all reductions	1.09% A	1.07%	1.11%	1.16%	1.27%	1.58%
Net investment income (loss)	(.45)% A	.42%	.04%	(.33)%	(.36)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 374	$ 233	$ 134	$ 26	$ 11	$ 5
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70
Income from Investment Operations
Net investment income (loss) E	(.06)	.04	(.04)	(.08)	(.07)	(.07)
Net realized and unrealized gain (loss)	1.06	(2.44)	6.69	3.94	1.17	2.64
Total from investment operations	1.00	(2.40)	6.65	3.86	1.10	2.57
Distributions from net realized gain	-	(2.00)	(1.35)	(.42)	(1.44)	(.18)
Net asset value, end of period	$ 19.09	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Total Return B,C,D	5.53%	(11.86)%	41.26%	28.93%	8.87%	22.35%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38% A	1.36%	1.35%	1.39%	1.42%	1.48%
Expenses net of voluntary waivers, if any	1.38% A	1.36%	1.35%	1.39%	1.42%	1.48%
Expenses net of all reductions	1.30% A	1.28%	1.31%	1.37%	1.39%	1.44%
Net investment income (loss)	(.65)% A	.21%	(.17)%	(.55)%	(.51)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,892	$ 1,405	$ 1,270	$ 505	$ 367	$ 327
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61
Income from Investment Operations
Net investment income (loss) E	(.11)	(.07)	(.15)	(.16)	(.14)	(.14)
Net realized and unrealized gain (loss)	1.03	(2.40)	6.58	3.90	1.17	2.62
Total from investment operations	.92	(2.47)	6.43	3.74	1.03	2.48
Distributions from net realized gain	-	(1.93)	(1.30)	(.39)	(1.39)	(.15)
Net asset value, end of period	$ 18.58	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Total Return B,C,D	5.21%	(12.41)%	40.45%	28.32%	8.38%	21.67%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.93%	1.89%	1.91%	1.94%	2.03%
Expenses net of voluntary waivers, if any	1.95% A	1.93%	1.89%	1.91%	1.94%	2.03%
Expenses net of all reductions	1.87% A	1.85%	1.85%	1.89%	1.91%	1.98%
Net investment income (loss)	(1.23)% A	(.35)%	(.71)%	(1.07)%	(1.02)%	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 675	$ 529	$ 406	$ 117	$ 82	$ 59
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08	$ 14.16
Income from Investment Operations
Net investment income (loss) E	(.11)	(.06)	(.15)	(.16)	(.15)	(.01)
Net realized and unrealized gain (loss)	1.03	(2.40)	6.59	3.90	1.15	(.07)
Total from investment operations	.92	(2.46)	6.44	3.74	1.00	(.08)
Distributions from net realized gain	-	(1.96)	(1.33)	(.41)	(1.44)	-
Net asset value, end of period	$ 18.58	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Total Return B,C,D	5.21%	(12.37)%	40.47%	28.24%	8.09%	(.56)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	1.90%	1.86%	1.91%	2.16%	57.41% A
Expenses net of voluntary waivers, if any	1.91% A	1.90%	1.86%	1.91%	2.15%	2.50% A
Expenses net of all reductions	1.83% A	1.81%	1.82%	1.90%	2.11%	2.40% A
Net investment income (loss)	(1.19)% A	(.32)%	(.68)%	(1.07)%	(1.16)%	(1.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 259	$ 187	$ 37	$ 13	$ .3
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period November 3, 1997 (commencement of sale of shares) to November 30, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.08	-	.01	.01
Net realized and unrealized gain (loss)	1.07	(2.46)	6.70	3.95	1.18	2.63
Total from investment operations	1.06	(2.31)	6.78	3.95	1.19	2.64
Distributions from net investment income	(.10)	(.08)	-	-	-	-
Distributions from net realized gain	-	(2.02)	(1.43)	(.49)	(1.49)	(.22)
Total distributions	(.10)	(2.10)	(1.43)	(.49)	(1.49)	(.22)
Net asset value, end of period	$ 19.18	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Total Return B,C	5.82%	(11.41)%	42.01%	29.59%	9.60%	23.04%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.82%	.83%	.86%	.87%	.91%
Expenses net of voluntary waivers, if any	.83% A	.82%	.83%	.86%	.87%	.91%
Expenses net of all reductions	.74% A	.73%	.79%	.84%	.84%	.84%
Net investment income (loss)	(.10)% A	.76%	.35%	(.02)%	.04%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 230	$ 165	$ 90	$ 49	$ 35	$ 31
Portfolio turnover rate	220% A	243%	251%	163%	139%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $932 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 377	$ 1
Class T	.25%	.25%	4,209	57
Class B	.75%	.25%	3,044	2,284
Class C	.75%	.25%	1,527	671
			$ 9,157	$ 3,013

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 624	$ 306
Class T	488	172
Class B*	682	682
Class C*	47	47
	$ 1,841	$ 1,207

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 448	.30*
Class T	2,079	.25*
Class B	979	.32*
Class C	427	.28*
Institutional Class	200	.19*
	$ 4,133

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $915 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,289 of the fund's expenses.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 822	$ 243
Institutional Class	979	323
Total	$ 1,801	$ 566
From net realized gain
Class A	$ -	$ 12,612
Class T	-	116,123
Class B	-	36,550
Class C	-	17,059
Institutional Class	-	8,273
Total	$ -	$ 190,617
	$ 1,801	$ 191,183

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2002	2001	2002	2001
Class A Shares sold	8,887	9,881	$ 166,360	$ 191,535
Reinvestment of distributions	41	585	773	12,189
Shares redeemed	(2,073)	(3,496)	(38,702)	(66,321)
Net increase (decrease)	6,855	6,970	$ 128,431	$ 137,403
Class T Shares sold	30,909	38,617	$ 583,452	$ 765,038
Reinvestment of distributions	-	5,225	-	109,931
Shares redeemed	(9,471)	(22,615)	(179,193)	(441,457)
Net increase (decrease)	21,438	21,227	$ 404,259	$ 433,512
Class B Shares sold	9,485	15,700	$ 175,136	$ 303,066
Reinvestment of distributions	-	1,567	-	32,369
Shares redeemed	(3,124)	(5,720)	(57,583)	(107,656)
Net increase (decrease)	6,361	11,547	$ 117,553	$ 227,779
Class C Shares sold	5,878	9,172	$ 108,247	$ 177,275
Reinvestment of distributions	-	723	-	14,931
Shares redeemed	(1,947)	(3,694)	(35,764)	(70,158)
Net increase (decrease)	3,931	6,201	$ 72,483	$ 122,048
Institutional Class Shares sold	4,879	8,092	$ 92,532	$ 158,404
Reinvestment of distributions	32	351	600	7,412
Shares redeemed	(1,947)	(3,378)	(36,976)	(65,930)
Net increase (decrease)	2,964	5,065	$ 56,156	$ 99,886

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aramark Corp. Class B	$ 21,543	$ -	$ -	$ 69,736
Magna Entertainment Corp. Class A	-	1,410	-	23,544
WMS Industries, Inc.	-	-	-	23,098
TOTALS	$ 21,543	$ 1,410	$ -	$ 116,378

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.000
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.000
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.000
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.000
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.000
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.000
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.000
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.000
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.000
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.000
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.000
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,331,504,950.23	94.382
Against	26,926,652.37	1.908
Abstain	52,332,380.18	3.710
TOTAL	1,410,763,982.78	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR UK) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,327,936,780.67	94.129
Against	25,653,281.08	1.818
Abstain	57,173,921.03	4.053
TOTAL	1,410,763,982.78	100.000
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,326,067,979.77	93.996
Against	27,019,108.92	1.916
Abstain	57,676,894.09	4.088
TOTAL	1,410,763,982.78	100.000
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,064,849,632.01	90.785
Against	39,045,087.10	3.329
Abstain	69,037,362.52	5.886
TOTAL	1,172,932,081.63	100.000
Broker Non-Votes	237,831,901.15
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,061,771,368.41	90.523
Against	42,336,982.87	3.609
Abstain	68,823,712.35	5.868
TOTAL	1,172,932,081.63	100.000
Broker Non-Votes	237,831,901.15

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

MCI-SANN-0702 157379
1.704678.104

LOGO (Registered Trademark)Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Value Strategies - CL A	1.25%	-10.01%	65.09%	203.86%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	-4.57%	-15.19%	55.59%	186.38%
Russell Midcap® Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Class A's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL A	-10.01%	10.55%	11.75%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	-15.19%	9.24%	11.10%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Strategies Fund - Class A on May 31, 1992, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $28,638 - a 186.38% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	1.15%	-10.18%	64.45%	202.72%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	-2.39%	-13.33%	58.70%	192.12%
Russell Midcap Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Class T's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	-10.18%	10.46%	11.71%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	-13.33%	9.68%	11.32%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class T on May 31, 1992, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2002, the value of the investment would have grown to $29,212 - a 192.12% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	0.88%	-10.70%	59.95%	190.43%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	-4.12%	-15.15%	57.95%	190.43%
Russell Midcap Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Class B's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	-10.70%	9.85%	11.25%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	-15.15%	9.57%	11.25%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class B on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $29,043 - a 190.43% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on August 16, 2001. Class C shares bear a 1.00% 12b-1 fee. Returns from June 30, 1994 through August 16, 2001 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class C

Performance - continued

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL C	0.89%	-10.61%	60.11%	190.71%
Fidelity Adv Value Strategies - CL C (incl. contingent deferred sales charge)	-0.11%	-11.50%	60.11%	190.71%
Russell Midcap Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Class C's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Semiannual Report

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL C	-10.61%	9.87%	11.26%
Fidelity Adv Value Strategies - CL C (incl. contingent deferred sales charge)	-11.50%	9.87%	11.26%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class C

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class C on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $29,071 - a 190.71% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger)The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the six months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 1.25%, 1.15%, 0.88% and 0.89%, respectively. In comparison, the Russell Midcap Value Index returned 12.13% and the mid-cap funds average tracked by Lipper Inc. rose 0.02%. For the 12 months ending May 31, 2002, the fund's Class A, Class T, Class B and Class C shares were down 10.01%, 10.18%, 10.70% and 10.61%, respectively, while the index gained 5.26% and the peer group average fell 10.85%.

Q. What caused the fund to underperform its index during the past six months?

A. For some time now my valuation analysis has led me to undervalued mid-cap names with high growth potential, and I've found most of those stocks in the technology and consumer discretionary sectors. Some of these companies have yet to generate earnings, but I've identified value in them from several other perspectives, such as high free cash flow generation, low debt levels, new product cycles and dominant industry positioning. While this strategy benefited the fund's performance relative to the index during the past few years, it did not work during the past six months. Skittish investors fearful of the equity market's extended weakness generally favored more defensive areas, including financials, consumer staples and energy, which offered stable earnings growth and made up a larger portion of the index. Investor confidence continually weakened as the period progressed, and the fund's performance followed suit. A number of negative factors - the uncertain direction of the economy, government investigations of questionable corporate accounting, allegations of analyst stock price manipulation at major brokerages, additional terrorist threats and Middle East political unrest - collectively created a challenging backdrop that forced many investors to the sidelines.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did the weakened investment environment cause you to make any changes?

A. Yes, I did a few things. As a value investor, I must be willing to opportunistically step up and purchase growth stocks that fall into our undervalued universe when the stock market tumbles and investors panic. By doing so and remaining patient, the hope is that the fund will be rewarded in the long run. During the period, I found opportunities in the financial sector, where I added regional banks Wachovia and Sovereign Bancorp after each declined to attractive pricing levels. Both companies were emerging from a period of weakness in timely fashion just prior to a potential economic recovery. I also added life insurance stocks Prudential Financial and ACE Ltd., which were inexpensive given the industry's improved pricing power. Additionally, I increased our health care weighting because a combination of political and economic factors caused unusual weakness in the sector, allowing me to either buy or add high-quality drug companies such as Bristol-Myers Squibb and Schering-Plough. The pharmaceutical industry is not usually an area that a value fund can easily participate in, as these stocks usually carry some of the highest valuations in the market. However, a combination of eroding product cycles and regulatory pressure has created some opportunities. With the exception of Prudential, none of the investments I've mentioned were significant contributors during the period, but I remained optimistic about their long-term outlooks. Elsewhere, I took profits by either selling off or reducing many consumer discretionary stocks I've owned for some time, including retailers ShopKo, Claire's Stores and Wet Seal, that rose sharply in 2002, partly as a result of the surprising strength of consumer spending.

Q. What was your strategy with respect to technology stocks?

A. Although most of our technology holdings, including Terayon Communications, NMS Communications, Legato Systems, Advanced Micro Devices and Vignette, were underperformers, I held on to these companies because they had unique technologies, business fundamentals were improving and valuations were low. However, hostile and nondiscriminatory investor sentiment toward this sector - which I had believed was washed out in the fourth quarter rally of 2001 - returned and pressured these stocks again. I remained confident, though, that the fund eventually would benefit from the upside potential of these positions. One bright spot was video game maker Take-Two Interactive Software, which appreciated nearly 85% on strong product demand.

Semiannual Report

Q. What's your outlook?

A. These are high times for value investors. The recent equity market weakness has allowed me to buy higher quality mid- and large-cap companies that typically I'm reluctant to own. I recently bought some positions in the large-cap arena, where valuations were relatively more attractive than anything else in the market. Smaller-cap stock valuations for the most part increased dramatically during the past six months, but I nonetheless expect this area to remain a good percentage of the fund's holdings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 31, 1983

Size: as of May 31, 2002, more than $1.3 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton adds more perspective on the recent equity market weakness:

"While the past year has been a difficult time on an absolute basis for the fund's shareholders - and equity market investors in general - investors shouldn't get too discouraged. As a value investor, this is hardly the time to panic or capitulate. On the contrary, this is a time when the market's weakness affords us a rare opportunity to take advantage of some very compelling stocks that are selling at bargain prices not seen in years. It's times like these - when newspaper and magazine headlines flood the marketplace with reporting on the stock market's uncertainty and on the heightened fears of investors, when disgraced CEOs are departing high-profile companies at a brisk pace, and when Americans' faith in corporate accounting is shaken - that value investors should utilize the prevailing weakness to their potential benefit. In many cases, the stocks picked up at reduced valuations during these periods of heightened uncertainty are those that build a winning portfolio in the long run. Therefore, it's worth reiterating that when many investors lose confidence, value investors gain confidence."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.5	3.4
Jack in the Box, Inc.	4.0	4.1
Jones Apparel Group, Inc.	2.9	3.1
WMS Industries, Inc.	2.6	4.4
Advanced Micro Devices, Inc.	2.5	1.9
Tyco International Ltd.	2.5	0.0
Prudential Financial, Inc.	2.2	0.0
ACE Ltd.	2.2	0.0
Navistar International Corp.	2.1	2.7
Watson Pharmaceuticals, Inc.	2.1	0.0
	28.6
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	34.9	47.2
Information Technology	27.2	28.7
Industrials	13.0	14.2
Financials	12.0	1.7
Health Care	7.3	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 97.0%		Stocks 95.8%
	Convertible Securities 2.7%		Convertible Securities 2.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.2%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 34.6%
Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	590,000	$ 17,818
ArvinMeritor, Inc.	123,500	3,297
Dura Automotive Systems, Inc. Class A (a)	206,000	4,573
Goodyear Tire & Rubber Co.	62,700	1,374
Lear Corp. (a)	110,000	5,084
		32,146
Automobiles - 1.6%
Nissan Motor Co. Ltd.	3,000,000	21,750
Hotels, Restaurants & Leisure - 9.7%
Jack in the Box, Inc. (a)	1,698,700	54,851
MGM Mirage, Inc. (a)	641,200	24,167
Mikohn Gaming Corp. (a)	125,000	638
Morton's Restaurant Group, Inc. (a)(e)	422,900	5,857
Park Place Entertainment Corp. (a)	1,130,000	12,769
WMS Industries, Inc. (a)(e)	2,614,200	36,625
		134,907
Household Durables - 9.6%
Bassett Furniture Industries, Inc.	114,300	2,099
Beazer Homes USA, Inc. (a)	352,663	27,585
Centex Corp.	100,000	5,375
D.R. Horton, Inc.	140,994	3,457
Lennar Corp.	324,700	17,768
M/I Schottenstein Homes, Inc.	221,600	14,193
Mohawk Industries, Inc. (a)	280,000	18,346
Nintendo Co. Ltd.	200,000	27,613
Whirlpool Corp.	230,000	16,422
		132,858
Internet & Catalog Retail - 0.0%
Overstock.com, Inc.	19,500	254
Leisure Equipment & Products - 1.5%
Midway Games, Inc. (a)	1,325,359	13,452
Square Co. Ltd. (a)	300,000	6,517
		19,969
Multiline Retail - 0.7%
Kmart Corp. (a)	5,270,000	5,534
ShopKo Stores, Inc. (a)	194,600	4,003
		9,537
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.7%
Big Dog Holdings, Inc. (a)(e)	1,024,100	$ 3,687
Borders Group, Inc. (a)	1,320,000	27,509
Circuit City Stores, Inc. - Circuit City Group	900,000	20,619
		51,815
Textiles, Apparel & Lux. Goods - 5.5%
Adidas-Salomon AG	100,000	8,137
Fossil, Inc. (a)	263,300	8,152
Jones Apparel Group, Inc. (a)	1,022,900	40,773
Maxwell Shoe Co., Inc. Class A (a)(e)	1,319,400	18,063
Quaker Fabric Corp. (a)	95,000	1,239
		76,364
TOTAL CONSUMER DISCRETIONARY		479,600
CONSUMER STAPLES - 0.7%
Food Products - 0.5%
Aurora Foods, Inc. (a)	1,071,900	2,155
Tyson Foods, Inc. Class A	298,200	4,401
		6,556
Personal Products - 0.2%
Natrol, Inc. (a)	95,000	129
Nu Skin Enterprises, Inc. Class A	275,000	3,438
		3,567
TOTAL CONSUMER STAPLES		10,123
FINANCIALS - 12.0%
Banks - 5.1%
Bank of America Corp.	180,000	13,646
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,237
Sovereign Bancorp, Inc.	1,138,200	17,619
U.S. Bancorp, Delaware	300,000	7,095
UnionBanCal Corp.	58,300	2,859
Wachovia Corp.	650,000	24,941
		70,397
Diversified Financials - 1.0%
Charles Schwab Corp.	290,000	3,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Lehman Brothers Holdings, Inc.	32,400	$ 1,976
Morgan Stanley Dean Witter & Co.	180,000	8,183
		13,665
Insurance - 5.9%
ACE Ltd.	870,000	30,111
MetLife, Inc.	500,000	16,615
Phoenix Companies, Inc.	222,000	3,996
Prudential Financial, Inc.	908,000	31,317
		82,039
TOTAL FINANCIALS		166,101
HEALTH CARE - 7.2%
Biotechnology - 0.1%
QLT, Inc. (a)	70,700	893
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	24,700	95
Cygnus, Inc. (a)	1,755,850	4,302
I-Stat Corp. (a)	944,400	4,401
		8,798
Pharmaceuticals - 6.5%
Alpharma, Inc. Class A	700,000	14,455
Bristol-Myers Squibb Co.	300,000	9,336
Elan Corp. PLC sponsored ADR (a)	2,343,600	23,108
Schering-Plough Corp.	530,000	14,019
Twinlab Corp. (a)	512,300	405
Watson Pharmaceuticals, Inc. (a)	1,100,000	28,600
		89,923
TOTAL HEALTH CARE		99,614
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.1%
Goodrich Corp.	50,000	1,671
Airlines - 0.9%
Delta Air Lines, Inc.	380,000	9,975
SkyWest, Inc.	129,500	3,017
		12,992
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 2.2%
American Standard Companies, Inc. (a)	210,000	$ 15,855
Lennox International, Inc.	120,000	1,992
NCI Building Systems, Inc. (a)	51,800	1,062
York International Corp.	342,100	12,127
		31,036
Commercial Services & Supplies - 2.2%
Hall Kinion & Associates, Inc. (a)	12,100	143
Labor Ready, Inc. (a)	267,000	2,371
Manpower, Inc.	350,000	14,511
Vedior NV (Certificaten Van Aandelen)	915,000	13,039
		30,064
Electrical Equipment - 0.2%
TB Wood's Corp.	261,300	2,195
Industrial Conglomerates - 2.5%
Tyco International Ltd.	1,549,500	34,012
Machinery - 3.1%
Columbus McKinnon Corp.	221,900	2,177
Milacron, Inc.	320,580	4,007
Navistar International Corp.	840,200	29,836
Trinity Industries, Inc.	346,400	6,495
		42,515
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	552,800	15,644
Genesee & Wyoming, Inc. Class A (a)	214,375	5,021
Union Pacific Corp.	57,700	3,534
		24,199
TOTAL INDUSTRIALS		178,684
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 4.8%
ADC Telecommunications, Inc. (a)	900,000	3,015
Cable Design Technologies Corp. (a)	1,996,771	23,163
Clarent Corp. (a)(e)	2,080,000	291
Enterasys Networks, Inc. (a)	1,471,700	2,517
NMS Communications Corp. (a)	1,329,421	4,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)(e)	1,223,100	$ 10,335
Redback Networks, Inc. (a)	800,000	1,656
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,800,000	3,996
Tellium, Inc.	36,000	57
Terayon Communication Systems, Inc. (a)(e)	4,532,900	12,873
Turnstone Systems, Inc. (a)	882,300	3,344
		65,966
Computers & Peripherals - 0.9%
Sun Microsystems, Inc. (a)	1,720,000	11,851
Electronic Equipment & Instruments - 0.7%
Avnet, Inc.	87,662	2,028
Richardson Electronics Ltd.	238,000	2,647
Solectron Corp. (a)	700,000	5,656
		10,331
Internet Software & Services - 4.1%
Art Technology Group, Inc. (a)	1,350,000	1,769
iBasis, Inc. (a)	160,000	99
Kana Software, Inc. (a)	542,090	2,727
Overture Services, Inc. (a)	260,500	5,041
Primus Knowledge Solutions, Inc. (a)	668,500	749
SilverStream Software, Inc. (a)	509,000	2,535
SmartForce PLC sponsored ADR (a)	950,000	5,235
Vignette Corp. (a)	6,337,500	13,309
Yahoo!, Inc. (a)	1,546,800	24,780
		56,244
Semiconductor Equipment & Products - 6.1%
Advanced Micro Devices, Inc. (a)	2,990,000	34,176
Agere Systems, Inc. Class A (a)	1,000,000	3,120
Atmel Corp. (a)	900,000	7,398
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	6,720
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,210,300	20,067
United Microelectronics Corp. sponsored ADR	1,583,600	13,461
		84,942
Software - 9.1%
Computer Associates International, Inc.	600,000	10,416
Compuware Corp. (a)	972,700	7,169
i2 Technologies, Inc. (a)	1,550,000	6,123
Interplay Entertainment Corp. (a)	990,000	485
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp. (g)	1,350,770	$ 596
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	2,858,100	17,892
Oracle Corp. (a)	900,000	7,128
Resonate, Inc. (a)	516,400	1,219
Take-Two Interactive Software, Inc. (a)(e)	2,956,400	75,881
		126,909
TOTAL INFORMATION TECHNOLOGY		356,243
MATERIALS - 2.4%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	2,578
Construction Materials - 1.7%
Centex Construction Products, Inc.	182,500	7,623
Martin Marietta Materials, Inc.	120,000	4,800
Texas Industries, Inc.	310,600	11,713
		24,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	110,600	1,936
Metals & Mining - 0.4%
Liquidmetal Technologies	37,200	660
Rock of Ages Corp. Class A (a)	142,800	994
Steel Dynamics, Inc. (a)	189,900	3,384
		5,038
TOTAL MATERIALS		33,688
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	755,010	917
ITXC Corp. (a)	120,000	695
Qwest Communications International, Inc.	866,500	4,471
		6,083
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.1%
Electric Utilities - 1.1%
FirstEnergy Corp.	447,100	$ 15,429
TOTAL COMMON STOCKS (Cost $1,370,305)		1,345,565
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	3,641
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (g)	2,400	2
UTILITIES - 0.7%
Electric Utilities - 0.7%
TXU Corp. $4.063 PRIDES	200,000	10,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		13,643
Convertible Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount (000s) (d)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000	1,946
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	-	2,500	1,125
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	-	12,830	8,532
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	10,000	6,200
			14,732
Convertible Bonds - continued
Ratings (unaudited) (b)		Principal Amount (000s) (d)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560	$ 1,980
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404	342
8.25% 6/15/06	B3	1,968	1,764
			4,086
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	-	2,000	620
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	CCC-	1,510	966
TOTAL INFORMATION TECHNOLOGY			20,404
TOTAL CONVERTIBLE BONDS (Cost $23,210)			23,475
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	16,623,690	16,624
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	67,626,300	67,626
TOTAL MONEY MARKET FUNDS (Cost $84,250)		84,250
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,491,306)		1,466,933
NET OTHER ASSETS - (5.8)%		(80,121)
NET ASSETS - 100%		$ 1,386,812
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,125,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Japan	4.1
Taiwan	2.4
Bermuda	2.2
Ireland	2.1
Others (individually less than 1%)	2.4
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $625,124,000 and $241,337,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $598,000 or 0% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,487,873,000. Net unrealized depreciation aggregated $20,940,000, of which $272,507,000 related to appreciated investment securities and $293,447,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,912) (cost $1,491,306) - See accompanying schedule		$ 1,466,933
Receivable for investments sold		7,523
Receivable for fund shares sold		4,967
Dividends receivable		808
Interest receivable		449
Other receivables		249
Total assets		1,480,929
Liabilities
Payable for investments purchased	$ 22,022
Payable for fund shares redeemed	3,037
Accrued management fee	673
Distribution fees payable	632
Other payables and accrued expenses	127
Collateral on securities loaned, at value	67,626
Total liabilities		94,117
Net Assets		$ 1,386,812
Net Assets consist of:
Paid in capital		$ 1,364,697
Accumulated net investment (loss)		(2,114)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,587
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,358)
Net Assets		$ 1,386,812

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,664 ÷ 5,657 shares)	$ 24.86
Maximum offering price per share (100/94.25 of $24.86)	$ 26.38
Class T: Net Asset Value and redemption price per share ($856,740 ÷ 33,588 shares)	$ 25.51
Maximum offering price per share (100/96.50 of $25.51)	$ 26.44
Class B: Net Asset Value and offering price per share ($238,806 ÷ 9,709 shares) A	$ 24.60
Class C: Net Asset Value and offering price per share ($53,080 ÷ 2,171 shares) A	$ 24.45
Initial Class: Net Asset Value, offering price and redemption price per share ($19,006 ÷ 726 shares)	$ 26.18
Institutional Class: Net Asset Value, offering price and redemption price per share ($78,516 ÷ 3,077 shares)	$ 25.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,560
Interest		3,090
Security lending		1,042
Total income		6,692
Expenses
Management fee	$ 3,638
Transfer agent fees	1,588
Distribution fees	3,398
Accounting and security lending fees	160
Non-interested trustees' compensation	2
Custodian fees and expenses	29
Registration fees	114
Audit	15
Legal	5
Miscellaneous	123
Total expenses before reductions	9,072
Expense reductions	(266)	8,806
Net investment income (loss)		(2,114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(127) on sales of investments in affiliated issuers)	48,960
Foreign currency transactions	(2)
Total net realized gain (loss)		48,958
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,759)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(50,735)
Net gain (loss)		(1,777)
Net increase (decrease) in net assets resulting from operations		$ (3,891)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,114)	$ (4,876)
Net realized gain (loss)	48,958	15,183
Change in net unrealized appreciation (depreciation)	(50,735)	36,348
Net increase (decrease) in net assets resulting from operations	(3,891)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	381,776	458,052
Total increase (decrease) in net assets	371,342	477,372
Net Assets
Beginning of period	1,015,470	538,098
End of period (including accumulated net investment loss of $2,114 and $0, respectively)	$ 1,386,812	$ 1,015,470

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Investment Operations E
Net investment income (loss)	(.01) H	(.10)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	.33 F, H	2.75	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	.32	2.65	2.40	4.05	(1.23)	5.87	1.34
Distributions from net investment income	-	-	-	-	-	-	(.37)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 24.86	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C, D	1.25%	11.90%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.17%	1.01%	1.10%	1.26%	3.71% A	3.80% A
Expenses net of voluntary waivers, if any	1.18% A	1.17%	1.01%	1.10%	1.24%	1.49% A	.99% A, K
Expenses net of all reductions	1.14% A	1.16%	1.00%	1.08%	1.23%	1.47% A	.97% A
Net investment income (loss)	(.07)% A, H	(.39)%	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 89	$ 20	$ 8	$ 5	$ 2	$ 1
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.33)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996. K Limited in accordance with a state expense limitation.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.15)	(.10)	(.12)	(.13)	(.07)	.17
Net realized and unrealized gain (loss)	.34 F, H	2.81	2.52	4.20	(1.10)	6.03	.18
Total from investment operations	.30	2.66	2.42	4.08	(1.23)	5.96	.35
Distributions from net investment income	-	-	-	-	-	-	(.19)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)
Total distributions	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)
Net asset value, end of period	$ 25.51	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69
Total Return B, C, D	1.15%	11.65%	11.03%	17.49%	(4.40)%	27.15%	1.53%
Ratios to Average Net Assets G
Expenses before expense reductions	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of voluntary waivers, if any	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of all reductions	1.34% A	1.34%	1.14%	1.16%	1.15%	1.23% A	1.27%
Net investment income (loss)	(.28)% A, H	(.58)%	(.40)%	(.48)%	(.53)%	(.29)% A	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 857	$ 667	$ 403	$ 393	$ 444	$ 529	$ 561
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.53)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Income from Investment Operations
Net investment income (loss) E	(.11) H	(.28)	(.22)	(.26)	(.27)	(.18)	.04
Net realized and unrealized gain (loss)	.33 F, H	2.71	2.44	4.11	(1.07)	5.92	.18
Total from investment operations	.22	2.43	2.22	3.85	(1.34)	5.74	.22
Distributions from net investment income	-	-	-	-	-	-	(.07)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)
Total distributions	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)
Net asset value, end of period	$ 24.60	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36
Total Return B, C, D	.88%	10.97%	10.42%	16.89%	(4.94)%	26.55%	1.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of voluntary waivers, if any	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of all reductions	1.93% A	1.92%	1.69%	1.70%	1.70%	1.77% A	1.79%
Net investment income (loss)	(.87)% A, H	(1.16)%	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 239	$ 172	$ 87	$ 92	$ 101	$ 110	$ 99
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.13)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.10) I	(.07)
Net realized and unrealized gain (loss)	.33 F, I	(1.91)
Total from investment operations	.23	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 24.45	$ 24.47
Total Return B, C, D	.89%	(7.49)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.94% A	1.87% A
Expenses net of voluntary waivers, if any	1.94% A	1.87% A
Expenses net of all reductions	1.90% A	1.86% A
Net investment income (loss)	(.83)% A, I	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	39% A	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.10)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Income from Investment Operations
Net investment income (loss) E	.04 H	-	.04	.02	(.02)	.04	.28
Net realized and unrealized gain (loss)	.35 F, H	2.86	2.56	4.29	(1.12)	6.12	.19
Total from investment operations	.39	2.86	2.60	4.31	(1.14)	6.16	.47
Distributions from net investment income	-	(.02)	-	-	-	-	(.32)
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)
Net asset value, end of period	$ 26.18	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90
Total Return B, C, D	1.45%	12.26%	11.62%	18.18%	(3.98)%	27.79%	2.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of voluntary waivers, if any	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of all reductions	.75% A	.77%	.58%	.61%	.69%	.76% A	.81%
Net investment income (loss)	.31% A, H	(.01)%	.16%	.06%	(.06)%	.18% A	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 19	$ 19	$ 19	$ 18	$ 22	$ 20
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of former sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .06%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 H	1996 I
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Income from Investment Operations
Net investment income (loss) D	.03 G	(.02)	.03	.01	(.05)	(.05)	.29
Net realized and unrealized gain (loss)	.34 E, G	2.83	2.51	4.21	(1.10)	5.98	.17
Total from investment operations	.37	2.81	2.54	4.22	(1.15)	5.93	.46
Distributions from net investment income	-	(.03)	-	-	-	-	(.34)
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)
Net asset value, end of period	$ 25.52	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57
Total Return B, C	1.41%	12.35%	11.61%	18.14%	(4.12)%	27.16%	1.99%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of voluntary waivers, if any	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of all reductions	.81% A	.83%	.62%	.63%	.84%	1.05% A	.76%
Net investment income (loss)	.25% A, G	(.06)%	.12%	.05%	(.20)%	(.21)% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 47	$ 11	$ 4	$ 5	$ 6	$ 42
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. H Eleven months ended November 30. I Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income by $1,588 and decrease net unrealized appreciation/depreciation by $1,588. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 150	$ 1
Class T	.25%	.25%	2,001	26
Class B	.75%	.25%	1,058	794
Class C	.75%	.25%	189	103
			$ 3,398	$ 924

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 330	$ 148
Class T	342	114
Class B	272	272*
Class C	4	4*
	$ 948	$ 538

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class . Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 167	.28*
Class T	935	.23*
Class B	345	.33*
Class C	56	.30*
Initial Class	15	.15*
Institutional Class	70	.21*
	$ 1,588

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $164 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $266 of the fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2002	2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 918	$ 1,182
Class T	4,132	20,499
Class B	515	3,945
Class C	260	-
Initial Class	190	1,001
Institutional Class	528	678
Total	$ 6,543	$ 27,305
Total	$ 6,543	$ 27,335

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2002	2001	2002	2001
Class A Shares sold	2,725	3,246	$ 70,107	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(703)	(529)	(18,304)	(12,734)
Net increase (decrease)	2,055	2,766	$ 52,658	$ 69,201
Class T Shares sold	11,106	15,516	$ 295,248	$ 401,376
Reinvestment of distributions	140	779	3,779	17,991
Shares redeemed	(3,981)	(6,813)	(105,322)	(169,270)
Net increase (decrease)	7,265	9,482	$ 193,705	$ 250,097
Class B Shares sold	4,043	5,492	$ 103,755	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(1,377)	(2,391)	(35,016)	(57,196)
Net increase (decrease)	2,683	3,264	$ 69,204	$ 82,914
Class C Shares sold	1,781	921	$ 45,480	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(486)	(55)	(12,055)	(1,271)
Net increase (decrease)	1,305	866	$ 33,671	$ 20,358
Initial Class Shares sold	8	9	$ 197	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(19)	(72)	(509)	(1,979)
Net increase (decrease)	(5)	(25)	$ (145)	$ (851)
Institutional Class Shares sold	1,728	2,643	$ 45,598	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(506)	(1,271)	(13,332)	(32,995)
Net increase (decrease)	1,238	1,401	$ 32,683	$ 36,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,687
Clarent Corp.	-	-	-	291
Cygnus, Inc.	-	-	-	-
Interplay Entertainment Corp.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	18,063
Morton's Restaurant Group, Inc.	-	29	-	5,857
Performance Technologies, Inc.	84	-	-	10,335
Take-Two Interactive Software, Inc.	9,108	248	-	75,881
Terayon Communication Systems, Inc.	2,147	-	-	12,873
WMS Industries, Inc.	7,066	240	-	36,625
TOTALS	$ 18,405	$ 585	$ -	$ 163,612

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,254,660.56	93.025
Against	14,328,154.16	2.960
Abstain	19,434,449.23	4.015
TOTAL	484,017,263.95	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	451,217,893.96	93.224
Against	13,145,962.60	2.716
Abstain	19,653,407.39	4.060
TOTAL	484,017,263.95	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,178,220.43	93.009
Against	14,017,933.70	2.896
Abstain	19,821,109.82	4.095
TOTAL	484,017,263.95	100.00
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	379,914,982.28	90.266
Against	18,137,196.02	4.309
Abstain	22,833,883.88	5.425
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	378,586,881.28	89.950
Against	19,590,283.22	4.655
Abstain	22,708,897.68	5.395
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

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Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

SO-SANN-0702 157525
1.704744.104

LOGO (Registered Trademark)Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Value Strategies Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Value Strategies - Inst CL	1.41%	-9.71%	68.43%	217.82%
Russell Midcap® Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - Inst CL	-9.71%	10.99%	12.26%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Strategies Fund - Institutional Class on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $31,782 - a 217.82% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the six months ending May 31, 2002, the fund's Institutional Class shares returned 1.41%. In comparison, the Russell Midcap Value Index returned 12.13% and the mid-cap funds average tracked by Lipper Inc. rose 0.02%. For the 12 months ending May 31, 2002, the fund's Institutional Class shares were down 9.71%, while the index gained 5.26% and the peer group average fell 10.85%.

Q. What caused the fund to underperform its index during the past six months?

A. For some time now my valuation analysis has led me to undervalued mid-cap names with high growth potential, and I've found most of those stocks in the technology and consumer discretionary sectors. Some of these companies have yet to generate earnings, but I've identified value in them from several other perspectives, such as high free cash flow generation, low debt levels, new product cycles and dominant industry positioning. While this strategy benefited the fund's performance relative to the index during the past few years, it did not work during the past six months. Skittish investors fearful of the equity market's extended weakness generally favored more defensive areas, including financials, consumer staples and energy, which offered stable earnings growth and made up a larger portion of the index. Investor confidence continually weakened as the period progressed, and the fund's performance followed suit. A number of negative factors - the uncertain direction of the economy, government investigations of questionable corporate accounting, allegations of analyst stock price manipulation at major brokerages, additional terrorist threats and Middle East political unrest - collectively created a challenging backdrop that forced many investors to the sidelines.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did the weakened investment environment cause you to make any changes?

A. Yes, I did a few things. As a value investor, I must be willing to opportunistically step up and purchase growth stocks that fall into our undervalued universe when the stock market tumbles and investors panic. By doing so and remaining patient, the hope is that the fund will be rewarded in the long run. During the period, I found opportunities in the financial sector, where I added regional banks Wachovia and Sovereign Bancorp after each declined to attractive pricing levels. Both companies were emerging from a period of weakness in timely fashion just prior to a potential economic recovery. I also added life insurance stocks Prudential Financial and ACE Ltd., which were inexpensive given the industry's improved pricing power. Additionally, I increased our health care weighting because a combination of political and economic factors caused unusual weakness in the sector, allowing me to either buy or add high-quality drug companies such as Bristol-Myers Squibb and Schering-Plough. The pharmaceutical industry is not usually an area that a value fund can easily participate in, as these stocks usually carry some of the highest valuations in the market. However, a combination of eroding product cycles and regulatory pressure has created some opportunities. With the exception of Prudential, none of the investments I've mentioned were significant contributors during the period, but I remained optimistic about their long-term outlooks. Elsewhere, I took profits by either selling off or reducing many consumer discretionary stocks I've owned for some time, including retailers ShopKo, Claire's Stores and Wet Seal, that rose sharply in 2002, partly as a result of the surprising strength of consumer spending.

Q. What was your strategy with respect to technology stocks?

A. Although most of our technology holdings, including Terayon Communications, NMS Communications, Legato Systems, Advanced Micro Devices and Vignette, were underperformers, I held on to these companies because they had unique technologies, business fundamentals were improving and valuations were low. However, hostile and nondiscriminatory investor sentiment toward this sector - which I had believed was washed out in the fourth quarter rally of 2001 - returned and pressured these stocks again. I remained confident, though, that the fund eventually would benefit from the upside potential of these positions. One bright spot was video game maker Take-Two Interactive Software, which appreciated nearly 85% on strong product demand.

Semiannual Report

Q. What's your outlook?

A. These are high times for value investors. The recent equity market weakness has allowed me to buy higher quality mid- and large-cap companies that typically I'm reluctant to own. I recently bought some positions in the large-cap arena, where valuations were relatively more attractive than anything else in the market. Smaller-cap stock valuations for the most part increased dramatically during the past six months, but I nonetheless expect this area to remain a good percentage of the fund's holdings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 31, 1983

Size: as of May 31, 2002, more than $1.3 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton adds more perspective on the recent equity market weakness:

"While the past year has been a difficult time on an absolute basis for the fund's shareholders - and equity market investors in general - investors shouldn't get too discouraged. As a value investor, this is hardly the time to panic or capitulate. On the contrary, this is a time when the market's weakness affords us a rare opportunity to take advantage of some very compelling stocks that are selling at bargain prices not seen in years. It's times like these - when newspaper and magazine headlines flood the marketplace with reporting on the stock market's uncertainty and on the heightened fears of investors, when disgraced CEOs are departing high-profile companies at a brisk pace, and when Americans' faith in corporate accounting is shaken - that value investors should utilize the prevailing weakness to their potential benefit. In many cases, the stocks picked up at reduced valuations during these periods of heightened uncertainty are those that build a winning portfolio in the long run. Therefore, it's worth reiterating that when many investors lose confidence, value investors gain confidence."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.5	3.4
Jack in the Box, Inc.	4.0	4.1
Jones Apparel Group, Inc.	2.9	3.1
WMS Industries, Inc.	2.6	4.4
Advanced Micro Devices, Inc.	2.5	1.9
Tyco International Ltd.	2.5	0.0
Prudential Financial, Inc.	2.2	0.0
ACE Ltd.	2.2	0.0
Navistar International Corp.	2.1	2.7
Watson Pharmaceuticals, Inc.	2.1	0.0
	28.6
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	34.9	47.2
Information Technology	27.2	28.7
Industrials	13.0	14.2
Financials	12.0	1.7
Health Care	7.3	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 97.0%		Stocks 95.8%
	Convertible Securities 2.7%		Convertible Securities 2.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.2%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 34.6%
Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	590,000	$ 17,818
ArvinMeritor, Inc.	123,500	3,297
Dura Automotive Systems, Inc. Class A (a)	206,000	4,573
Goodyear Tire & Rubber Co.	62,700	1,374
Lear Corp. (a)	110,000	5,084
		32,146
Automobiles - 1.6%
Nissan Motor Co. Ltd.	3,000,000	21,750
Hotels, Restaurants & Leisure - 9.7%
Jack in the Box, Inc. (a)	1,698,700	54,851
MGM Mirage, Inc. (a)	641,200	24,167
Mikohn Gaming Corp. (a)	125,000	638
Morton's Restaurant Group, Inc. (a)(e)	422,900	5,857
Park Place Entertainment Corp. (a)	1,130,000	12,769
WMS Industries, Inc. (a)(e)	2,614,200	36,625
		134,907
Household Durables - 9.6%
Bassett Furniture Industries, Inc.	114,300	2,099
Beazer Homes USA, Inc. (a)	352,663	27,585
Centex Corp.	100,000	5,375
D.R. Horton, Inc.	140,994	3,457
Lennar Corp.	324,700	17,768
M/I Schottenstein Homes, Inc.	221,600	14,193
Mohawk Industries, Inc. (a)	280,000	18,346
Nintendo Co. Ltd.	200,000	27,613
Whirlpool Corp.	230,000	16,422
		132,858
Internet & Catalog Retail - 0.0%
Overstock.com, Inc.	19,500	254
Leisure Equipment & Products - 1.5%
Midway Games, Inc. (a)	1,325,359	13,452
Square Co. Ltd. (a)	300,000	6,517
		19,969
Multiline Retail - 0.7%
Kmart Corp. (a)	5,270,000	5,534
ShopKo Stores, Inc. (a)	194,600	4,003
		9,537
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.7%
Big Dog Holdings, Inc. (a)(e)	1,024,100	$ 3,687
Borders Group, Inc. (a)	1,320,000	27,509
Circuit City Stores, Inc. - Circuit City Group	900,000	20,619
		51,815
Textiles, Apparel & Lux. Goods - 5.5%
Adidas-Salomon AG	100,000	8,137
Fossil, Inc. (a)	263,300	8,152
Jones Apparel Group, Inc. (a)	1,022,900	40,773
Maxwell Shoe Co., Inc. Class A (a)(e)	1,319,400	18,063
Quaker Fabric Corp. (a)	95,000	1,239
		76,364
TOTAL CONSUMER DISCRETIONARY		479,600
CONSUMER STAPLES - 0.7%
Food Products - 0.5%
Aurora Foods, Inc. (a)	1,071,900	2,155
Tyson Foods, Inc. Class A	298,200	4,401
		6,556
Personal Products - 0.2%
Natrol, Inc. (a)	95,000	129
Nu Skin Enterprises, Inc. Class A	275,000	3,438
		3,567
TOTAL CONSUMER STAPLES		10,123
FINANCIALS - 12.0%
Banks - 5.1%
Bank of America Corp.	180,000	13,646
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,237
Sovereign Bancorp, Inc.	1,138,200	17,619
U.S. Bancorp, Delaware	300,000	7,095
UnionBanCal Corp.	58,300	2,859
Wachovia Corp.	650,000	24,941
		70,397
Diversified Financials - 1.0%
Charles Schwab Corp.	290,000	3,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Lehman Brothers Holdings, Inc.	32,400	$ 1,976
Morgan Stanley Dean Witter & Co.	180,000	8,183
		13,665
Insurance - 5.9%
ACE Ltd.	870,000	30,111
MetLife, Inc.	500,000	16,615
Phoenix Companies, Inc.	222,000	3,996
Prudential Financial, Inc.	908,000	31,317
		82,039
TOTAL FINANCIALS		166,101
HEALTH CARE - 7.2%
Biotechnology - 0.1%
QLT, Inc. (a)	70,700	893
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	24,700	95
Cygnus, Inc. (a)	1,755,850	4,302
I-Stat Corp. (a)	944,400	4,401
		8,798
Pharmaceuticals - 6.5%
Alpharma, Inc. Class A	700,000	14,455
Bristol-Myers Squibb Co.	300,000	9,336
Elan Corp. PLC sponsored ADR (a)	2,343,600	23,108
Schering-Plough Corp.	530,000	14,019
Twinlab Corp. (a)	512,300	405
Watson Pharmaceuticals, Inc. (a)	1,100,000	28,600
		89,923
TOTAL HEALTH CARE		99,614
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.1%
Goodrich Corp.	50,000	1,671
Airlines - 0.9%
Delta Air Lines, Inc.	380,000	9,975
SkyWest, Inc.	129,500	3,017
		12,992
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 2.2%
American Standard Companies, Inc. (a)	210,000	$ 15,855
Lennox International, Inc.	120,000	1,992
NCI Building Systems, Inc. (a)	51,800	1,062
York International Corp.	342,100	12,127
		31,036
Commercial Services & Supplies - 2.2%
Hall Kinion & Associates, Inc. (a)	12,100	143
Labor Ready, Inc. (a)	267,000	2,371
Manpower, Inc.	350,000	14,511
Vedior NV (Certificaten Van Aandelen)	915,000	13,039
		30,064
Electrical Equipment - 0.2%
TB Wood's Corp.	261,300	2,195
Industrial Conglomerates - 2.5%
Tyco International Ltd.	1,549,500	34,012
Machinery - 3.1%
Columbus McKinnon Corp.	221,900	2,177
Milacron, Inc.	320,580	4,007
Navistar International Corp.	840,200	29,836
Trinity Industries, Inc.	346,400	6,495
		42,515
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	552,800	15,644
Genesee & Wyoming, Inc. Class A (a)	214,375	5,021
Union Pacific Corp.	57,700	3,534
		24,199
TOTAL INDUSTRIALS		178,684
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 4.8%
ADC Telecommunications, Inc. (a)	900,000	3,015
Cable Design Technologies Corp. (a)	1,996,771	23,163
Clarent Corp. (a)(e)	2,080,000	291
Enterasys Networks, Inc. (a)	1,471,700	2,517
NMS Communications Corp. (a)	1,329,421	4,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)(e)	1,223,100	$ 10,335
Redback Networks, Inc. (a)	800,000	1,656
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,800,000	3,996
Tellium, Inc.	36,000	57
Terayon Communication Systems, Inc. (a)(e)	4,532,900	12,873
Turnstone Systems, Inc. (a)	882,300	3,344
		65,966
Computers & Peripherals - 0.9%
Sun Microsystems, Inc. (a)	1,720,000	11,851
Electronic Equipment & Instruments - 0.7%
Avnet, Inc.	87,662	2,028
Richardson Electronics Ltd.	238,000	2,647
Solectron Corp. (a)	700,000	5,656
		10,331
Internet Software & Services - 4.1%
Art Technology Group, Inc. (a)	1,350,000	1,769
iBasis, Inc. (a)	160,000	99
Kana Software, Inc. (a)	542,090	2,727
Overture Services, Inc. (a)	260,500	5,041
Primus Knowledge Solutions, Inc. (a)	668,500	749
SilverStream Software, Inc. (a)	509,000	2,535
SmartForce PLC sponsored ADR (a)	950,000	5,235
Vignette Corp. (a)	6,337,500	13,309
Yahoo!, Inc. (a)	1,546,800	24,780
		56,244
Semiconductor Equipment & Products - 6.1%
Advanced Micro Devices, Inc. (a)	2,990,000	34,176
Agere Systems, Inc. Class A (a)	1,000,000	3,120
Atmel Corp. (a)	900,000	7,398
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	6,720
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,210,300	20,067
United Microelectronics Corp. sponsored ADR	1,583,600	13,461
		84,942
Software - 9.1%
Computer Associates International, Inc.	600,000	10,416
Compuware Corp. (a)	972,700	7,169
i2 Technologies, Inc. (a)	1,550,000	6,123
Interplay Entertainment Corp. (a)	990,000	485
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp. (g)	1,350,770	$ 596
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	2,858,100	17,892
Oracle Corp. (a)	900,000	7,128
Resonate, Inc. (a)	516,400	1,219
Take-Two Interactive Software, Inc. (a)(e)	2,956,400	75,881
		126,909
TOTAL INFORMATION TECHNOLOGY		356,243
MATERIALS - 2.4%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	2,578
Construction Materials - 1.7%
Centex Construction Products, Inc.	182,500	7,623
Martin Marietta Materials, Inc.	120,000	4,800
Texas Industries, Inc.	310,600	11,713
		24,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	110,600	1,936
Metals & Mining - 0.4%
Liquidmetal Technologies	37,200	660
Rock of Ages Corp. Class A (a)	142,800	994
Steel Dynamics, Inc. (a)	189,900	3,384
		5,038
TOTAL MATERIALS		33,688
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	755,010	917
ITXC Corp. (a)	120,000	695
Qwest Communications International, Inc.	866,500	4,471
		6,083
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.1%
Electric Utilities - 1.1%
FirstEnergy Corp.	447,100	$ 15,429
TOTAL COMMON STOCKS (Cost $1,370,305)		1,345,565
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	3,641
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (g)	2,400	2
UTILITIES - 0.7%
Electric Utilities - 0.7%
TXU Corp. $4.063 PRIDES	200,000	10,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		13,643
Convertible Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount (000s) (d)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000	1,946
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	-	2,500	1,125
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	-	12,830	8,532
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	10,000	6,200
			14,732
Convertible Bonds - continued
Ratings (unaudited) (b)		Principal Amount (000s) (d)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560	$ 1,980
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404	342
8.25% 6/15/06	B3	1,968	1,764
			4,086
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	-	2,000	620
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	CCC-	1,510	966
TOTAL INFORMATION TECHNOLOGY			20,404
TOTAL CONVERTIBLE BONDS (Cost $23,210)			23,475
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	16,623,690	16,624
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	67,626,300	67,626
TOTAL MONEY MARKET FUNDS (Cost $84,250)		84,250
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,491,306)		1,466,933
NET OTHER ASSETS - (5.8)%		(80,121)
NET ASSETS - 100%		$ 1,386,812
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,125,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Japan	4.1
Taiwan	2.4
Bermuda	2.2
Ireland	2.1
Others (individually less than 1%)	2.4
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $625,124,000 and $241,337,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $598,000 or 0% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,487,873,000. Net unrealized depreciation aggregated $20,940,000, of which $272,507,000 related to appreciated investment securities and $293,447,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,912) (cost $1,491,306) - See accompanying schedule		$ 1,466,933
Receivable for investments sold		7,523
Receivable for fund shares sold		4,967
Dividends receivable		808
Interest receivable		449
Other receivables		249
Total assets		1,480,929
Liabilities
Payable for investments purchased	$ 22,022
Payable for fund shares redeemed	3,037
Accrued management fee	673
Distribution fees payable	632
Other payables and accrued expenses	127
Collateral on securities loaned, at value	67,626
Total liabilities		94,117
Net Assets		$ 1,386,812
Net Assets consist of:
Paid in capital		$ 1,364,697
Accumulated net investment (loss)		(2,114)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,587
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,358)
Net Assets		$ 1,386,812

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,664 ÷ 5,657 shares)	$ 24.86
Maximum offering price per share (100/94.25 of $24.86)	$ 26.38
Class T: Net Asset Value and redemption price per share ($856,740 ÷ 33,588 shares)	$ 25.51
Maximum offering price per share (100/96.50 of $25.51)	$ 26.44
Class B: Net Asset Value and offering price per share ($238,806 ÷ 9,709 shares) A	$ 24.60
Class C: Net Asset Value and offering price per share ($53,080 ÷ 2,171 shares) A	$ 24.45
Initial Class: Net Asset Value, offering price and redemption price per share ($19,006 ÷ 726 shares)	$ 26.18
Institutional Class: Net Asset Value, offering price and redemption price per share ($78,516 ÷ 3,077 shares)	$ 25.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,560
Interest		3,090
Security lending		1,042
Total income		6,692
Expenses
Management fee	$ 3,638
Transfer agent fees	1,588
Distribution fees	3,398
Accounting and security lending fees	160
Non-interested trustees' compensation	2
Custodian fees and expenses	29
Registration fees	114
Audit	15
Legal	5
Miscellaneous	123
Total expenses before reductions	9,072
Expense reductions	(266)	8,806
Net investment income (loss)		(2,114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(127) on sales of investments in affiliated issuers)	48,960
Foreign currency transactions	(2)
Total net realized gain (loss)		48,958
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,759)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(50,735)
Net gain (loss)		(1,777)
Net increase (decrease) in net assets resulting from operations		$ (3,891)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,114)	$ (4,876)
Net realized gain (loss)	48,958	15,183
Change in net unrealized appreciation (depreciation)	(50,735)	36,348
Net increase (decrease) in net assets resulting from operations	(3,891)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	381,776	458,052
Total increase (decrease) in net assets	371,342	477,372
Net Assets
Beginning of period	1,015,470	538,098
End of period (including accumulated net investment loss of $2,114 and $0, respectively)	$ 1,386,812	$ 1,015,470

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Investment Operations E
Net investment income (loss)	(.01) H	(.10)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	.33 F, H	2.75	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	.32	2.65	2.40	4.05	(1.23)	5.87	1.34
Distributions from net investment income	-	-	-	-	-	-	(.37)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 24.86	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C, D	1.25%	11.90%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.17%	1.01%	1.10%	1.26%	3.71% A	3.80% A
Expenses net of voluntary waivers, if any	1.18% A	1.17%	1.01%	1.10%	1.24%	1.49% A	.99% A, K
Expenses net of all reductions	1.14% A	1.16%	1.00%	1.08%	1.23%	1.47% A	.97% A
Net investment income (loss)	(.07)% A, H	(.39)%	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 89	$ 20	$ 8	$ 5	$ 2	$ 1
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.33)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996. K Limited in accordance with a state expense limitation.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.15)	(.10)	(.12)	(.13)	(.07)	.17
Net realized and unrealized gain (loss)	.34 F, H	2.81	2.52	4.20	(1.10)	6.03	.18
Total from investment operations	.30	2.66	2.42	4.08	(1.23)	5.96	.35
Distributions from net investment income	-	-	-	-	-	-	(.19)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)
Total distributions	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)
Net asset value, end of period	$ 25.51	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69
Total Return B, C, D	1.15%	11.65%	11.03%	17.49%	(4.40)%	27.15%	1.53%
Ratios to Average Net Assets G
Expenses before expense reductions	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of voluntary waivers, if any	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of all reductions	1.34% A	1.34%	1.14%	1.16%	1.15%	1.23% A	1.27%
Net investment income (loss)	(.28)% A, H	(.58)%	(.40)%	(.48)%	(.53)%	(.29)% A	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 857	$ 667	$ 403	$ 393	$ 444	$ 529	$ 561
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.53)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Income from Investment Operations
Net investment income (loss) E	(.11) H	(.28)	(.22)	(.26)	(.27)	(.18)	.04
Net realized and unrealized gain (loss)	.33 F, H	2.71	2.44	4.11	(1.07)	5.92	.18
Total from investment operations	.22	2.43	2.22	3.85	(1.34)	5.74	.22
Distributions from net investment income	-	-	-	-	-	-	(.07)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)
Total distributions	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)
Net asset value, end of period	$ 24.60	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36
Total Return B, C, D	.88%	10.97%	10.42%	16.89%	(4.94)%	26.55%	1.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of voluntary waivers, if any	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of all reductions	1.93% A	1.92%	1.69%	1.70%	1.70%	1.77% A	1.79%
Net investment income (loss)	(.87)% A, H	(1.16)%	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 239	$ 172	$ 87	$ 92	$ 101	$ 110	$ 99
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.13)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.10) I	(.07)
Net realized and unrealized gain (loss)	.33 F, I	(1.91)
Total from investment operations	.23	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 24.45	$ 24.47
Total Return B, C, D	.89%	(7.49)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.94% A	1.87% A
Expenses net of voluntary waivers, if any	1.94% A	1.87% A
Expenses net of all reductions	1.90% A	1.86% A
Net investment income (loss)	(.83)% A, I	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	39% A	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.10)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Initial Class

Semiannual Report

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Income from Investment Operations
Net investment income (loss) E	.04 H	-	.04	.02	(.02)	.04	.28
Net realized and unrealized gain (loss)	.35 F, H	2.86	2.56	4.29	(1.12)	6.12	.19
Total from investment operations	.39	2.86	2.60	4.31	(1.14)	6.16	.47
Distributions from net investment income	-	(.02)	-	-	-	-	(.32)
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)
Net asset value, end of period	$ 26.18	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90
Total Return B, C, D	1.45%	12.26%	11.62%	18.18%	(3.98)%	27.79%	2.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of voluntary waivers, if any	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of all reductions	.75% A	.77%	.58%	.61%	.69%	.76% A	.81%
Net investment income (loss)	.31% A, H	(.01)%	.16%	.06%	(.06)%	.18% A	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 19	$ 19	$ 19	$ 18	$ 22	$ 20
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of former sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .06%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 H	1996 I
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Income from Investment Operations
Net investment income (loss) D	.03 G	(.02)	.03	.01	(.05)	(.05)	.29
Net realized and unrealized gain (loss)	.34 E, G	2.83	2.51	4.21	(1.10)	5.98	.17
Total from investment operations	.37	2.81	2.54	4.22	(1.15)	5.93	.46
Distributions from net investment income	-	(.03)	-	-	-	-	(.34)
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)
Net asset value, end of period	$ 25.52	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57
Total Return B, C	1.41%	12.35%	11.61%	18.14%	(4.12)%	27.16%	1.99%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of voluntary waivers, if any	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of all reductions	.81% A	.83%	.62%	.63%	.84%	1.05% A	.76%
Net investment income (loss)	.25% A, G	(.06)%	.12%	.05%	(.20)%	(.21)% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 47	$ 11	$ 4	$ 5	$ 6	$ 42
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. H Eleven months ended November 30. I Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income by $1,588 and decrease net unrealized appreciation/depreciation by $1,588. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 150	$ 1
Class T	.25%	.25%	2,001	26
Class B	.75%	.25%	1,058	794
Class C	.75%	.25%	189	103
			$ 3,398	$ 924

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 330	$ 148
Class T	342	114
Class B	272	272*
Class C	4	4*
	$ 948	$ 538

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class . Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 167	.28*
Class T	935	.23*
Class B	345	.33*
Class C	56	.30*
Initial Class	15	.15*
Institutional Class	70	.21*
	$ 1,588

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $164 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $266 of the fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2002	2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 918	$ 1,182
Class T	4,132	20,499
Class B	515	3,945
Class C	260	-
Initial Class	190	1,001
Institutional Class	528	678
Total	$ 6,543	$ 27,305
Total	$ 6,543	$ 27,335

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2002	2001	2002	2001
Class A Shares sold	2,725	3,246	$ 70,107	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(703)	(529)	(18,304)	(12,734)
Net increase (decrease)	2,055	2,766	$ 52,658	$ 69,201
Class T Shares sold	11,106	15,516	$ 295,248	$ 401,376
Reinvestment of distributions	140	779	3,779	17,991
Shares redeemed	(3,981)	(6,813)	(105,322)	(169,270)
Net increase (decrease)	7,265	9,482	$ 193,705	$ 250,097
Class B Shares sold	4,043	5,492	$ 103,755	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(1,377)	(2,391)	(35,016)	(57,196)
Net increase (decrease)	2,683	3,264	$ 69,204	$ 82,914
Class C Shares sold	1,781	921	$ 45,480	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(486)	(55)	(12,055)	(1,271)
Net increase (decrease)	1,305	866	$ 33,671	$ 20,358
Initial Class Shares sold	8	9	$ 197	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(19)	(72)	(509)	(1,979)
Net increase (decrease)	(5)	(25)	$ (145)	$ (851)
Institutional Class Shares sold	1,728	2,643	$ 45,598	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(506)	(1,271)	(13,332)	(32,995)
Net increase (decrease)	1,238	1,401	$ 32,683	$ 36,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,687
Clarent Corp.	-	-	-	291
Cygnus, Inc.	-	-	-	-
Interplay Entertainment Corp.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	18,063
Morton's Restaurant Group, Inc.	-	29	-	5,857
Performance Technologies, Inc.	84	-	-	10,335
Take-Two Interactive Software, Inc.	9,108	248	-	75,881
Terayon Communication Systems, Inc.	2,147	-	-	12,873
WMS Industries, Inc.	7,066	240	-	36,625
TOTALS	$ 18,405	$ 585	$ -	$ 163,612

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,254,660.56	93.025
Against	14,328,154.16	2.960
Abstain	19,434,449.23	4.015
TOTAL	484,017,263.95	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	451,217,893.96	93.224
Against	13,145,962.60	2.716
Abstain	19,653,407.39	4.060
TOTAL	484,017,263.95	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,178,220.43	93.009
Against	14,017,933.70	2.896
Abstain	19,821,109.82	4.095
TOTAL	484,017,263.95	100.00
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	379,914,982.28	90.266
Against	18,137,196.02	4.309
Abstain	22,833,883.88	5.425
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	378,586,881.28	89.950
Against	19,590,283.22	4.655
Abstain	22,708,897.68	5.395
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
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Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
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Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
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Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
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Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ISO-SANN-0702 157527
1.704745.104

LOGO (Registered Trademark)Fidelity®

Value Strategies Fund

(Initial Class of Fidelity Advisor
Value Strategies Fund)

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Value Strategies Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Total returns do not include the effect of the 3.50% sales load which was eliminated as of September 30, 1998. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Value Strategies - Initial CL	1.45%	-9.68%	68.94%	219.82%
Russell Midcap® Value	12.13%	5.26%	67.72%	281.52%
Mid-Cap Funds Average	0.02%	-10.85%	50.76%	204.95%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. To measure how Initial Class' performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 703 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Value Strategies - Initial CL	-9.68%	11.06%	12.33%
Russell Midcap Value	5.26%	10.90%	14.33%
Mid-Cap Funds Average	-10.85%	8.01%	11.47%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Semiannual Report

Fidelity Value Strategies Fund - Initial Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Value Strategies Fund - Initial Class on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $31,982 - a 219.82% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,152 - a 281.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2002, the six month, one year, five year and 10 year cumulative total returns for the mid-cap core funds average were 4.60%, -4.54%, 64.43%, and 245.48%, respectively; and the one year, five year and 10 year average annual total returns were -4.54%, 10.04% and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

When the six-month period ending May 31, 2002, began, investors had very good reasons to believe that the equity markets and U.S. economy were on the mend. Growth in gross domestic product was strong for two consecutive quarters, signaling an end to the brief recession; interest rates were at 40-year lows; consumer spending was solid; and, in the first three months of this year, productivity had its highest quarterly increase in 19 years. So why, almost halfway through 2002, is the U.S. stock market potentially facing its third consecutive year of negative returns? You could sum it up in two words: corporate earnings. There's a fairly well-known adage in this business that says "stock prices follow earnings." That's been particularly true of late, as companies that announced earnings misses could only watch as investors - already in a foul mood given the recent spate of corporate accounting irregularities - sold off their stocks in droves. Despite this backdrop, the blue-chip bellwether Dow Jones Industrial AverageSM held up relatively well, gaining 1.68% for the period. Reflecting continued weakness in the technology and telecommunications sectors, the NASDAQ Composite® Index declined 16.17% during the past six months, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 5.68%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the six months ending May 31, 2002, the fund's Initial Class shares returned 1.45%. In comparison, the Russell Midcap Value Index returned 12.13% and the mid-cap funds average tracked by Lipper Inc. rose 0.02%. For the 12 months ending May 31, 2002, the fund's Initial Class shares were down 9.68%, while the index gained 5.26% and the peer group average fell 10.85%.

Q. What caused the fund to underperform its index during the past six months?

A. For some time now my valuation analysis has led me to undervalued mid-cap names with high growth potential, and I've found most of those stocks in the technology and consumer discretionary sectors. Some of these companies have yet to generate earnings, but I've identified value in them from several other perspectives, such as high free cash flow generation, low debt levels, new product cycles and dominant industry positioning. While this strategy benefited the fund's performance relative to the index during the past few years, it did not work during the past six months. Skittish investors fearful of the equity market's extended weakness generally favored more defensive areas, including financials, consumer staples and energy, which offered stable earnings growth and made up a larger portion of the index. Investor confidence continually weakened as the period progressed, and the fund's performance followed suit. A number of negative factors - the uncertain direction of the economy, government investigations of questionable corporate accounting, allegations of analyst stock price manipulation at major brokerages, additional terrorist threats and Middle East political unrest - collectively created a challenging backdrop that forced many investors to the sidelines.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did the weakened investment environment cause you to make any changes?

A. Yes, I did a few things. As a value investor, I must be willing to opportunistically step up and purchase growth stocks that fall into our undervalued universe when the stock market tumbles and investors panic. By doing so and remaining patient, the hope is that the fund will be rewarded in the long run. During the period, I found opportunities in the financial sector, where I added regional banks Wachovia and Sovereign Bancorp after each declined to attractive pricing levels. Both companies were emerging from a period of weakness in timely fashion just prior to a potential economic recovery. I also added life insurance stocks Prudential Financial and ACE Ltd., which were inexpensive given the industry's improved pricing power. Additionally, I increased our health care weighting because a combination of political and economic factors caused unusual weakness in the sector, allowing me to either buy or add high-quality drug companies such as Bristol-Myers Squibb and Schering-Plough. The pharmaceutical industry is not usually an area that a value fund can easily participate in, as these stocks usually carry some of the highest valuations in the market. However, a combination of eroding product cycles and regulatory pressure has created some opportunities. With the exception of Prudential, none of the investments I've mentioned were significant contributors during the period, but I remained optimistic about their long-term outlooks. Elsewhere, I took profits by either selling off or reducing many consumer discretionary stocks I've owned for some time, including retailers ShopKo, Claire's Stores and Wet Seal, that rose sharply in 2002, partly as a result of the surprising strength of consumer spending.

Q. What was your strategy with respect to technology stocks?

A. Although most of our technology holdings, including Terayon Communications, NMS Communications, Legato Systems, Advanced Micro Devices and Vignette, were underperformers, I held on to these companies because they had unique technologies, business fundamentals were improving and valuations were low. However, hostile and nondiscriminatory investor sentiment toward this sector - which I had believed was washed out in the fourth quarter rally of 2001 - returned and pressured these stocks again. I remained confident, though, that the fund eventually would benefit from the upside potential of these positions. One bright spot was video game maker Take-Two Interactive Software, which appreciated nearly 85% on strong product demand.

Semiannual Report

Q. What's your outlook?

A. These are high times for value investors. The recent equity market weakness has allowed me to buy higher quality mid- and large-cap companies that typically I'm reluctant to own. I recently bought some positions in the large-cap arena, where valuations were relatively more attractive than anything else in the market. Smaller-cap stock valuations for the most part increased dramatically during the past six months, but I nonetheless expect this area to remain a good percentage of the fund's holdings.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 31, 1983

Size: as of May 31, 2002, more than $1.3 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton adds more perspective on the recent equity market weakness:

"While the past year has been a difficult time on an absolute basis for the fund's shareholders - and equity market investors in general - investors shouldn't get too discouraged. As a value investor, this is hardly the time to panic or capitulate. On the contrary, this is a time when the market's weakness affords us a rare opportunity to take advantage of some very compelling stocks that are selling at bargain prices not seen in years. It's times like these - when newspaper and magazine headlines flood the marketplace with reporting on the stock market's uncertainty and on the heightened fears of investors, when disgraced CEOs are departing high-profile companies at a brisk pace, and when Americans' faith in corporate accounting is shaken - that value investors should utilize the prevailing weakness to their potential benefit. In many cases, the stocks picked up at reduced valuations during these periods of heightened uncertainty are those that build a winning portfolio in the long run. Therefore, it's worth reiterating that when many investors lose confidence, value investors gain confidence."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.5	3.4
Jack in the Box, Inc.	4.0	4.1
Jones Apparel Group, Inc.	2.9	3.1
WMS Industries, Inc.	2.6	4.4
Advanced Micro Devices, Inc.	2.5	1.9
Tyco International Ltd.	2.5	0.0
Prudential Financial, Inc.	2.2	0.0
ACE Ltd.	2.2	0.0
Navistar International Corp.	2.1	2.7
Watson Pharmaceuticals, Inc.	2.1	0.0
	28.6
Top Five Market Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	34.9	47.2
Information Technology	27.2	28.7
Industrials	13.0	14.2
Financials	12.0	1.7
Health Care	7.3	2.2
Asset Allocation (% of fund's net assets)
As of May 31, 2002 *		As of November 30, 2001 **
	Stocks 97.0%		Stocks 95.8%
	Convertible Securities 2.7%		Convertible Securities 2.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	13.2%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 34.6%
Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	590,000	$ 17,818
ArvinMeritor, Inc.	123,500	3,297
Dura Automotive Systems, Inc. Class A (a)	206,000	4,573
Goodyear Tire & Rubber Co.	62,700	1,374
Lear Corp. (a)	110,000	5,084
		32,146
Automobiles - 1.6%
Nissan Motor Co. Ltd.	3,000,000	21,750
Hotels, Restaurants & Leisure - 9.7%
Jack in the Box, Inc. (a)	1,698,700	54,851
MGM Mirage, Inc. (a)	641,200	24,167
Mikohn Gaming Corp. (a)	125,000	638
Morton's Restaurant Group, Inc. (a)(e)	422,900	5,857
Park Place Entertainment Corp. (a)	1,130,000	12,769
WMS Industries, Inc. (a)(e)	2,614,200	36,625
		134,907
Household Durables - 9.6%
Bassett Furniture Industries, Inc.	114,300	2,099
Beazer Homes USA, Inc. (a)	352,663	27,585
Centex Corp.	100,000	5,375
D.R. Horton, Inc.	140,994	3,457
Lennar Corp.	324,700	17,768
M/I Schottenstein Homes, Inc.	221,600	14,193
Mohawk Industries, Inc. (a)	280,000	18,346
Nintendo Co. Ltd.	200,000	27,613
Whirlpool Corp.	230,000	16,422
		132,858
Internet & Catalog Retail - 0.0%
Overstock.com, Inc.	19,500	254
Leisure Equipment & Products - 1.5%
Midway Games, Inc. (a)	1,325,359	13,452
Square Co. Ltd. (a)	300,000	6,517
		19,969
Multiline Retail - 0.7%
Kmart Corp. (a)	5,270,000	5,534
ShopKo Stores, Inc. (a)	194,600	4,003
		9,537
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.7%
Big Dog Holdings, Inc. (a)(e)	1,024,100	$ 3,687
Borders Group, Inc. (a)	1,320,000	27,509
Circuit City Stores, Inc. - Circuit City Group	900,000	20,619
		51,815
Textiles, Apparel & Lux. Goods - 5.5%
Adidas-Salomon AG	100,000	8,137
Fossil, Inc. (a)	263,300	8,152
Jones Apparel Group, Inc. (a)	1,022,900	40,773
Maxwell Shoe Co., Inc. Class A (a)(e)	1,319,400	18,063
Quaker Fabric Corp. (a)	95,000	1,239
		76,364
TOTAL CONSUMER DISCRETIONARY		479,600
CONSUMER STAPLES - 0.7%
Food Products - 0.5%
Aurora Foods, Inc. (a)	1,071,900	2,155
Tyson Foods, Inc. Class A	298,200	4,401
		6,556
Personal Products - 0.2%
Natrol, Inc. (a)	95,000	129
Nu Skin Enterprises, Inc. Class A	275,000	3,438
		3,567
TOTAL CONSUMER STAPLES		10,123
FINANCIALS - 12.0%
Banks - 5.1%
Bank of America Corp.	180,000	13,646
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	4,237
Sovereign Bancorp, Inc.	1,138,200	17,619
U.S. Bancorp, Delaware	300,000	7,095
UnionBanCal Corp.	58,300	2,859
Wachovia Corp.	650,000	24,941
		70,397
Diversified Financials - 1.0%
Charles Schwab Corp.	290,000	3,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Lehman Brothers Holdings, Inc.	32,400	$ 1,976
Morgan Stanley Dean Witter & Co.	180,000	8,183
		13,665
Insurance - 5.9%
ACE Ltd.	870,000	30,111
MetLife, Inc.	500,000	16,615
Phoenix Companies, Inc.	222,000	3,996
Prudential Financial, Inc.	908,000	31,317
		82,039
TOTAL FINANCIALS		166,101
HEALTH CARE - 7.2%
Biotechnology - 0.1%
QLT, Inc. (a)	70,700	893
Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	24,700	95
Cygnus, Inc. (a)	1,755,850	4,302
I-Stat Corp. (a)	944,400	4,401
		8,798
Pharmaceuticals - 6.5%
Alpharma, Inc. Class A	700,000	14,455
Bristol-Myers Squibb Co.	300,000	9,336
Elan Corp. PLC sponsored ADR (a)	2,343,600	23,108
Schering-Plough Corp.	530,000	14,019
Twinlab Corp. (a)	512,300	405
Watson Pharmaceuticals, Inc. (a)	1,100,000	28,600
		89,923
TOTAL HEALTH CARE		99,614
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.1%
Goodrich Corp.	50,000	1,671
Airlines - 0.9%
Delta Air Lines, Inc.	380,000	9,975
SkyWest, Inc.	129,500	3,017
		12,992
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 2.2%
American Standard Companies, Inc. (a)	210,000	$ 15,855
Lennox International, Inc.	120,000	1,992
NCI Building Systems, Inc. (a)	51,800	1,062
York International Corp.	342,100	12,127
		31,036
Commercial Services & Supplies - 2.2%
Hall Kinion & Associates, Inc. (a)	12,100	143
Labor Ready, Inc. (a)	267,000	2,371
Manpower, Inc.	350,000	14,511
Vedior NV (Certificaten Van Aandelen)	915,000	13,039
		30,064
Electrical Equipment - 0.2%
TB Wood's Corp.	261,300	2,195
Industrial Conglomerates - 2.5%
Tyco International Ltd.	1,549,500	34,012
Machinery - 3.1%
Columbus McKinnon Corp.	221,900	2,177
Milacron, Inc.	320,580	4,007
Navistar International Corp.	840,200	29,836
Trinity Industries, Inc.	346,400	6,495
		42,515
Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	552,800	15,644
Genesee & Wyoming, Inc. Class A (a)	214,375	5,021
Union Pacific Corp.	57,700	3,534
		24,199
TOTAL INDUSTRIALS		178,684
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 4.8%
ADC Telecommunications, Inc. (a)	900,000	3,015
Cable Design Technologies Corp. (a)	1,996,771	23,163
Clarent Corp. (a)(e)	2,080,000	291
Enterasys Networks, Inc. (a)	1,471,700	2,517
NMS Communications Corp. (a)	1,329,421	4,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)(e)	1,223,100	$ 10,335
Redback Networks, Inc. (a)	800,000	1,656
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,800,000	3,996
Tellium, Inc.	36,000	57
Terayon Communication Systems, Inc. (a)(e)	4,532,900	12,873
Turnstone Systems, Inc. (a)	882,300	3,344
		65,966
Computers & Peripherals - 0.9%
Sun Microsystems, Inc. (a)	1,720,000	11,851
Electronic Equipment & Instruments - 0.7%
Avnet, Inc.	87,662	2,028
Richardson Electronics Ltd.	238,000	2,647
Solectron Corp. (a)	700,000	5,656
		10,331
Internet Software & Services - 4.1%
Art Technology Group, Inc. (a)	1,350,000	1,769
iBasis, Inc. (a)	160,000	99
Kana Software, Inc. (a)	542,090	2,727
Overture Services, Inc. (a)	260,500	5,041
Primus Knowledge Solutions, Inc. (a)	668,500	749
SilverStream Software, Inc. (a)	509,000	2,535
SmartForce PLC sponsored ADR (a)	950,000	5,235
Vignette Corp. (a)	6,337,500	13,309
Yahoo!, Inc. (a)	1,546,800	24,780
		56,244
Semiconductor Equipment & Products - 6.1%
Advanced Micro Devices, Inc. (a)	2,990,000	34,176
Agere Systems, Inc. Class A (a)	1,000,000	3,120
Atmel Corp. (a)	900,000	7,398
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	6,720
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,210,300	20,067
United Microelectronics Corp. sponsored ADR	1,583,600	13,461
		84,942
Software - 9.1%
Computer Associates International, Inc.	600,000	10,416
Compuware Corp. (a)	972,700	7,169
i2 Technologies, Inc. (a)	1,550,000	6,123
Interplay Entertainment Corp. (a)	990,000	485
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Interplay Entertainment Corp. (g)	1,350,770	$ 596
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	2,858,100	17,892
Oracle Corp. (a)	900,000	7,128
Resonate, Inc. (a)	516,400	1,219
Take-Two Interactive Software, Inc. (a)(e)	2,956,400	75,881
		126,909
TOTAL INFORMATION TECHNOLOGY		356,243
MATERIALS - 2.4%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	2,578
Construction Materials - 1.7%
Centex Construction Products, Inc.	182,500	7,623
Martin Marietta Materials, Inc.	120,000	4,800
Texas Industries, Inc.	310,600	11,713
		24,136
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	110,600	1,936
Metals & Mining - 0.4%
Liquidmetal Technologies	37,200	660
Rock of Ages Corp. Class A (a)	142,800	994
Steel Dynamics, Inc. (a)	189,900	3,384
		5,038
TOTAL MATERIALS		33,688
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	755,010	917
ITXC Corp. (a)	120,000	695
Qwest Communications International, Inc.	866,500	4,471
		6,083
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.1%
Electric Utilities - 1.1%
FirstEnergy Corp.	447,100	$ 15,429
TOTAL COMMON STOCKS (Cost $1,370,305)		1,345,565
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	3,641
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (g)	2,400	2
UTILITIES - 0.7%
Electric Utilities - 0.7%
TXU Corp. $4.063 PRIDES	200,000	10,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		13,643
Convertible Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount (000s) (d)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000	1,946
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	-	2,500	1,125
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 1.1%
Natural MicroSystems Corp. 5% 10/15/05	-	12,830	8,532
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	10,000	6,200
			14,732
Convertible Bonds - continued
Ratings (unaudited) (b)		Principal Amount (000s) (d)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560	$ 1,980
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404	342
8.25% 6/15/06	B3	1,968	1,764
			4,086
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	-	2,000	620
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	CCC-	1,510	966
TOTAL INFORMATION TECHNOLOGY			20,404
TOTAL CONVERTIBLE BONDS (Cost $23,210)			23,475
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 1.85% (c)	16,623,690	16,624
Fidelity Securities Lending Cash Central Fund, 1.85% (c)	67,626,300	67,626
TOTAL MONEY MARKET FUNDS (Cost $84,250)		84,250
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,491,306)		1,466,933
NET OTHER ASSETS - (5.8)%		(80,121)
NET ASSETS - 100%		$ 1,386,812
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,125,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Japan	4.1
Taiwan	2.4
Bermuda	2.2
Ireland	2.1
Others (individually less than 1%)	2.4
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $625,124,000 and $241,337,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $598,000 or 0% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,487,873,000. Net unrealized depreciation aggregated $20,940,000, of which $272,507,000 related to appreciated investment securities and $293,447,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands		May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,912) (cost $1,491,306) - See accompanying schedule		$ 1,466,933
Receivable for investments sold		7,523
Receivable for fund shares sold		4,967
Dividends receivable		808
Interest receivable		449
Other receivables		249
Total assets		1,480,929
Liabilities
Payable for investments purchased	$ 22,022
Payable for fund shares redeemed	3,037
Accrued management fee	673
Distribution fees payable	632
Other payables and accrued expenses	127
Collateral on securities loaned, at value	67,626
Total liabilities		94,117
Net Assets		$ 1,386,812
Net Assets consist of:
Paid in capital		$ 1,364,697
Accumulated net investment (loss)		(2,114)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,587
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,358)
Net Assets		$ 1,386,812

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($140,664 ÷ 5,657 shares)	$ 24.86
Maximum offering price per share (100/94.25 of $24.86)	$ 26.38
Class T: Net Asset Value and redemption price per share ($856,740 ÷ 33,588 shares)	$ 25.51
Maximum offering price per share (100/96.50 of $25.51)	$ 26.44
Class B: Net Asset Value and offering price per share ($238,806 ÷ 9,709 shares) A	$ 24.60
Class C: Net Asset Value and offering price per share ($53,080 ÷ 2,171 shares) A	$ 24.45
Initial Class: Net Asset Value, offering price and redemption price per share ($19,006 ÷ 726 shares)	$ 26.18
Institutional Class: Net Asset Value, offering price and redemption price per share ($78,516 ÷ 3,077 shares)	$ 25.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2002 (Unaudited)
Investment Income
Dividends		$ 2,560
Interest		3,090
Security lending		1,042
Total income		6,692
Expenses
Management fee	$ 3,638
Transfer agent fees	1,588
Distribution fees	3,398
Accounting and security lending fees	160
Non-interested trustees' compensation	2
Custodian fees and expenses	29
Registration fees	114
Audit	15
Legal	5
Miscellaneous	123
Total expenses before reductions	9,072
Expense reductions	(266)	8,806
Net investment income (loss)		(2,114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(127) on sales of investments in affiliated issuers)	48,960
Foreign currency transactions	(2)
Total net realized gain (loss)		48,958
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,759)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(50,735)
Net gain (loss)		(1,777)
Net increase (decrease) in net assets resulting from operations		$ (3,891)
Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,114)	$ (4,876)
Net realized gain (loss)	48,958	15,183
Change in net unrealized appreciation (depreciation)	(50,735)	36,348
Net increase (decrease) in net assets resulting from operations	(3,891)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	381,776	458,052
Total increase (decrease) in net assets	371,342	477,372
Net Assets
Beginning of period	1,015,470	538,098
End of period (including accumulated net investment loss of $2,114 and $0, respectively)	$ 1,386,812	$ 1,015,470

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Investment Operations E
Net investment income (loss)	(.01) H	(.10)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	.33 F, H	2.75	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	.32	2.65	2.40	4.05	(1.23)	5.87	1.34
Distributions from net investment income	-	-	-	-	-	-	(.37)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(.23)	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 24.86	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C, D	1.25%	11.90%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.17%	1.01%	1.10%	1.26%	3.71% A	3.80% A
Expenses net of voluntary waivers, if any	1.18% A	1.17%	1.01%	1.10%	1.24%	1.49% A	.99% A, K
Expenses net of all reductions	1.14% A	1.16%	1.00%	1.08%	1.23%	1.47% A	.97% A
Net investment income (loss)	(.07)% A, H	(.39)%	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 89	$ 20	$ 8	$ 5	$ 2	$ 1
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.33)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J For the period September 3, 1996 (commencement of sale of shares) to December 31, 1996. K Limited in accordance with a state expense limitation.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.15)	(.10)	(.12)	(.13)	(.07)	.17
Net realized and unrealized gain (loss)	.34 F, H	2.81	2.52	4.20	(1.10)	6.03	.18
Total from investment operations	.30	2.66	2.42	4.08	(1.23)	5.96	.35
Distributions from net investment income	-	-	-	-	-	-	(.19)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)
Total distributions	(.15)	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)
Net asset value, end of period	$ 25.51	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69
Total Return B, C, D	1.15%	11.65%	11.03%	17.49%	(4.40)%	27.15%	1.53%
Ratios to Average Net Assets G
Expenses before expense reductions	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of voluntary waivers, if any	1.38% A	1.36%	1.15%	1.18%	1.16%	1.24% A	1.28%
Expenses net of all reductions	1.34% A	1.34%	1.14%	1.16%	1.15%	1.23% A	1.27%
Net investment income (loss)	(.28)% A, H	(.58)%	(.40)%	(.48)%	(.53)%	(.29)% A	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 857	$ 667	$ 403	$ 393	$ 444	$ 529	$ 561
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (.53)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Income from Investment Operations
Net investment income (loss) E	(.11) H	(.28)	(.22)	(.26)	(.27)	(.18)	.04
Net realized and unrealized gain (loss)	.33 F, H	2.71	2.44	4.11	(1.07)	5.92	.18
Total from investment operations	.22	2.43	2.22	3.85	(1.34)	5.74	.22
Distributions from net investment income	-	-	-	-	-	-	(.07)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)
Total distributions	(.07)	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)
Net asset value, end of period	$ 24.60	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36
Total Return B, C, D	.88%	10.97%	10.42%	16.89%	(4.94)%	26.55%	1.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of voluntary waivers, if any	1.97% A	1.93%	1.70%	1.72%	1.71%	1.78% A	1.80%
Expenses net of all reductions	1.93% A	1.92%	1.69%	1.70%	1.70%	1.77% A	1.79%
Net investment income (loss)	(.87)% A, H	(1.16)%	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 239	$ 172	$ 87	$ 92	$ 101	$ 110	$ 99
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.13)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2002	Year ended November 30,
	(Unaudited)	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.10) I	(.07)
Net realized and unrealized gain (loss)	.33 F, I	(1.91)
Total from investment operations	.23	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 24.45	$ 24.47
Total Return B, C, D	.89%	(7.49)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.94% A	1.87% A
Expenses net of voluntary waivers, if any	1.94% A	1.87% A
Expenses net of all reductions	1.90% A	1.86% A
Net investment income (loss)	(.83)% A, I	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	39% A	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been (1.10)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Initial Class

Semiannual Report

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 I	1996 J
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Income from Investment Operations
Net investment income (loss) E	.04 H	-	.04	.02	(.02)	.04	.28
Net realized and unrealized gain (loss)	.35 F, H	2.86	2.56	4.29	(1.12)	6.12	.19
Total from investment operations	.39	2.86	2.60	4.31	(1.14)	6.16	.47
Distributions from net investment income	-	(.02)	-	-	-	-	(.32)
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)
Net asset value, end of period	$ 26.18	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90
Total Return B, C, D	1.45%	12.26%	11.62%	18.18%	(3.98)%	27.79%	2.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of voluntary waivers, if any	.80% A	.79%	.59%	.63%	.70%	.77% A	82%
Expenses net of all reductions	.75% A	.77%	.58%	.61%	.69%	.76% A	.81%
Net investment income (loss)	.31% A, H	(.01)%	.16%	.06%	(.06)%	.18% A	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 19	$ 19	$ 19	$ 18	$ 22	$ 20
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of former sales charges. E Calculated based on average shares outstanding during the period. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .06%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. I Eleven months ended November 30. J Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 H	1996 I
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Income from Investment Operations
Net investment income (loss) D	.03 G	(.02)	.03	.01	(.05)	(.05)	.29
Net realized and unrealized gain (loss)	.34 E, G	2.83	2.51	4.21	(1.10)	5.98	.17
Total from investment operations	.37	2.81	2.54	4.22	(1.15)	5.93	.46
Distributions from net investment income	-	(.03)	-	-	-	-	(.34)
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)
Net asset value, end of period	$ 25.52	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57
Total Return B, C	1.41%	12.35%	11.61%	18.14%	(4.12)%	27.16%	1.99%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of voluntary waivers, if any	.86% A	.84%	.63%	.65%	.85%	1.06% A	.78%
Expenses net of all reductions	.81% A	.83%	.62%	.63%	.84%	1.05% A	.76%
Net investment income (loss)	.25% A, G	(.06)%	.12%	.05%	(.20)%	(.21)% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 47	$ 11	$ 4	$ 5	$ 6	$ 42
Portfolio turnover rate	39% A	31%	48%	60%	64%	61% A	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.03 and decrease net realized and unrealized gain (loss) per share by $.03. Without this change the ratio of net investment income (loss) to average net assets would have been .00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change. H Eleven months ended November 30. I Year ended December 31.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income by $1,588 and decrease net unrealized appreciation/depreciation by $1,588. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 150	$ 1
Class T	.25%	.25%	2,001	26
Class B	.75%	.25%	1,058	794
Class C	.75%	.25%	189	103
			$ 3,398	$ 924

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 330	$ 148
Class T	342	114
Class B	272	272*
Class C	4	4*
	$ 948	$ 538

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund except for Initial Class . Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 167	.28*
Class T	935	.23*
Class B	345	.33*
Class C	56	.30*
Initial Class	15	.15*
Institutional Class	70	.21*
	$ 1,588

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $164 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $266 of the fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2002	2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 918	$ 1,182
Class T	4,132	20,499
Class B	515	3,945
Class C	260	-
Initial Class	190	1,001
Institutional Class	528	678
Total	$ 6,543	$ 27,305
Total	$ 6,543	$ 27,335

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2002	2001	2002	2001
Class A Shares sold	2,725	3,246	$ 70,107	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(703)	(529)	(18,304)	(12,734)
Net increase (decrease)	2,055	2,766	$ 52,658	$ 69,201
Class T Shares sold	11,106	15,516	$ 295,248	$ 401,376
Reinvestment of distributions	140	779	3,779	17,991
Shares redeemed	(3,981)	(6,813)	(105,322)	(169,270)
Net increase (decrease)	7,265	9,482	$ 193,705	$ 250,097
Class B Shares sold	4,043	5,492	$ 103,755	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(1,377)	(2,391)	(35,016)	(57,196)
Net increase (decrease)	2,683	3,264	$ 69,204	$ 82,914
Class C Shares sold	1,781	921	$ 45,480	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(486)	(55)	(12,055)	(1,271)
Net increase (decrease)	1,305	866	$ 33,671	$ 20,358
Initial Class Shares sold	8	9	$ 197	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(19)	(72)	(509)	(1,979)
Net increase (decrease)	(5)	(25)	$ (145)	$ (851)
Institutional Class Shares sold	1,728	2,643	$ 45,598	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(506)	(1,271)	(13,332)	(32,995)
Net increase (decrease)	1,238	1,401	$ 32,683	$ 36,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,687
Clarent Corp.	-	-	-	291
Cygnus, Inc.	-	-	-	-
Interplay Entertainment Corp.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	18,063
Morton's Restaurant Group, Inc.	-	29	-	5,857
Performance Technologies, Inc.	84	-	-	10,335
Take-Two Interactive Software, Inc.	9,108	248	-	75,881
Terayon Communication Systems, Inc.	2,147	-	-	12,873
WMS Industries, Inc.	7,066	240	-	36,625
TOTALS	$ 18,405	$ 585	$ -	$ 163,612

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results - continued

PROPOSAL 3
To approve a Distribution and Service Plan pursuant to Rule 12b-1 for Initial Class of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	8,068,521.36	86.549
Against	662,576.61	7.107
Abstain	591,398.52	6.344
TOTAL	9,322,496,49	100.00
PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,254,660.56	93.025
Against	14,328,154.16	2.960
Abstain	19,434,449.23	4.015
TOTAL	484,017,263.95	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	451,217,893.96	93.224
Against	13,145,962.60	2.716
Abstain	19,653,407.39	4.060
TOTAL	484,017,263.95	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	450,178,220.43	93.009
Against	14,017,933.70	2.896
Abstain	19,821,109.82	4.095
TOTAL	484,017,263.95	100.00
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	379,914,982.28	90.266
Against	18,137,196.02	4.309
Abstain	22,833,883.88	5.425
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	378,586,881.28	89.950
Against	19,590,283.22	4.655
Abstain	22,708,897.68	5.395
TOTAL	420,886,062.18	100.00
Broker Non-Votes	63,131,201.77

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund ® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

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